UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Period Ended September 30, 2017

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2017 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
North America	69.2%
Asia	4.9
Europe	3.4
Middle East	0.2
South America	0.9
Africa	0.0 [1]
Oceania	0.0 [1]
Other[2]	21.3
Securities Sold Short	(28.1)
Other Assets and Liabilities[3]	28.2

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Portfolio Composition	Percentage of Total Net Assets
Common Stock	28.5%
Mortgage-Backed Securities	27.7
Short-Term Investment—Money Market Fund	13.7
Investments in Investee Funds	6.4
Sovereign Debt	5.7
Asset-Backed Securities	4.7
Corporate Bonds & Notes	3.5
Preferred Stock	3.4
U.S. Treasury Obligations	1.8
Exchange-Traded Funds	1.7
Convertible Bonds	1.5
U.S. Government Sponsored Agency Securities	0.6
Bank Debt	0.5
Other[1]	0.2
Securities Sold Short	(28.1)
Other Assets and Liabilities[2]	28.2

Total	100.0%

[1]	Includes Purchased Options.
[2]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Investments in Securities
AAA/Aaa[2]	3.0%
AA/Aa	1.9
A	1.0
BBB/Baa	4.7
BB/Ba	6.3
B	5.6
CCC/Caa	0.5
CC/Ca	—
D	0.1
Not Rated	22.9
Other[3]	54.0

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations which are deemed AAA/Aaa by the Investment Adviser.
[3]	Includes Common Stock, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2017 (Unaudited)

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	3.8%
Financial Services	3.8
Medical Equipment & Devices	2.7
Retail—Discretionary	2.4
Health Care Facilities & Services	2.1
Semiconductors	2.1
Software	1.9
Media	1.4
Pharmaceuticals	1.2
Retail—Consumer Staples	1.2
Chemicals	1.1
Hardware	1.1
Gaming, Lodging & Restaurants	1.0
Consumer Products	0.9
Banking	0.8
Integrated Oils	0.8
Real Estate	0.6
Specialty Finance	0.6
Aerospace & Defense	0.5
Diversified Banks	0.5
Oil, Gas & Coal	0.5
Publishing & Broadcasting	0.5
Transportation & Logistics	0.5
Software & Services	0.4
Technology Services	0.4
Apparel & Textile Products	0.3
Containers & Packaging	0.3
Electrical Equipment	0.3
Machinery	0.3
Metals & Mining	0.3
Automotive	0.2
Consumer Services	0.2
Home & Office Products	0.2
Insurance	0.2
Iron & Steel	0.2
Oil & Gas Services & Equipment	0.2
Retail—Consumer Discretionary	0.2
Asset Management	0.1
Commercial Services	0.1
Consumer Finance	0.1
Design, Manufacturing & Distribution	0.1
Distributors—Consumer Staples	0.1
Engineering & Construction Services	0.1
Industrial Other	0.1
Industrial Services	0.1

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2017 (Unaudited)

Industry	Percentage of Total Net Assets
Medical Equipment & Devices Manufacturing	0.1
Passenger Transportation	0.1
Pipeline	0.1
Property & Casualty Insurance	0.1
Recreation Facilities & Services	0.1
Transportation Equipment	0.1
Utilities	0.1
Waste & Environmental Services & Equipment	0.1
Wireless Telecommunications Services	0.1
Advertising & Marketing	0.0	[1]
Coal Operations	0.0	[1]
Commercial Finance	0.0	[1]
Construction Materials	0.0	[1]
Distributors—Discretionary	0.0	[1]
Entertainment Resources	0.0	[1]
Exploration & Production	0.0	[1]
Forest & Paper Products	0.0	[1]
Homebuilders	0.0	[1]
Institutional Financial Services	0.0	[1]
Leisure Products	0.0	[1]
Manufactured Goods	0.0	[1]
Refining & Marketing	0.0	[1]
Renewable Energy	0.0	[1]
Supermarkets & Pharmacies	0.0	[1]
Telecommunications	0.0	[1]
Travel & Lodging	0.0	[1]
Other[2]	62.5
Securities Sold Short	(28.1)
Other Assets and Liabilities[3]	28.2

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Obligations, Exchange-Traded Funds, Investments in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 99.9%
COMMON STOCK — 28.5%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	208,300	$897,773
Harmony Gold Mining Co. Ltd. ADR	19,900	36,417

		934,190

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	6,700	65,258

Total Africa		999,448

Asia — 1.5%
Banking — 0.1%
Industrial & Commercial Bank of China Ltd. H Shares	6,946,000	5,157,304

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	700	4,928

Chemicals — 0.0%
Origin Agritech Ltd. (a)	100	164

Consumer Products — 0.1%
Japan Tobacco, Inc.	96,800	3,172,614

Consumer Services — 0.2%
New Oriental Education & Technology Group, Inc. ADR	55,000	4,854,300
TAL Education Group ADR	143,200	4,827,272
Tarena International, Inc. ADR	3,400	49,470

		9,731,042

Design, Manufacturing & Distribution — 0.0%
Fabrinet (a),(b)	3,700	137,122

Electrical Equipment — 0.1%
Keyence Corp.	3,900	2,070,873
SMC Corp.	8,400	2,962,862

		5,033,735

Gaming, Lodging & Restaurants — 0.1%
China Lodging Group Ltd. ADR (a)	10,000	1,188,200
Melco Crown Entertainment Ltd. ADR	171,800	4,143,816

		5,332,016

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Hardware — 0.2%
Alps Electric Co. Ltd. (c)	55,000	$1,451,189
AU Optronics Corp. ADR	29,300	118,372
LG Display Co. Ltd. ADR	4,300	57,706
Samsung Electronics Co. Ltd.	2,445	5,473,419
Sony Corp.	132,500	4,929,082
Sony Corp. ADR	29,100	1,086,594

		13,116,362

Health Care Facilities & Services — 0.0%
China Cord Blood Corp. (a)	3,500	38,920

Insurance — 0.0%
Fanhua, Inc. (b)	2,000	25,140

Machinery — 0.0%
China Yuchai International Ltd. (b)	4,045	90,042
Hollysys Automation Technologies Ltd. (b)	8,900	192,329

		282,371

Media — 0.3%
Autohome, Inc. ADR (a)	9,600	576,768
Baidu, Inc. ADR (a)	17,900	4,433,651
Leju Holdings Ltd. ADR (a)	800	1,352
Phoenix New Media Ltd. ADR (a)	800	4,712
SINA Corp. (a)	35,700	4,093,005
Sohu.com, Inc. (a),(b)	11,200	609,840
Weibo Corp. ADR (a)	54,810	5,422,901
Xunlei Ltd. ADR (a)	4,300	18,275
Yandex NV A Shares (a)	31,400	1,034,630

		16,195,134

Oil, Gas & Coal — 0.1%
China Petroleum & Chemical Corp. ADR	1,800	136,368
JXTG Holdings, Inc.	474,300	2,440,100

		2,576,468

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (b)	600	20,622
Guangshen Railway Co. Ltd. ADR (b)	100	2,916

		23,538

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (b)	7,700	43,736

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Renewable Energy — 0.0%
Highpower International, Inc. (a)	200	$910
JA Solar Holdings Co. Ltd. ADR (a)	23,700	180,594

		181,504

Retail—Discretionary — 0.2%
Alibaba Group Holding Ltd. ADR (a),(b),(c)	11,536	1,992,383
JD.com, Inc. ADR (a)	162,700	6,215,140

		8,207,523

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	4,300	26,574
ChipMOS Technologies, Inc. ADR	700	13,524
Kulicke & Soffa Industries, Inc. (a),(b)	23,300	502,581
Magnachip Semiconductor Corp. (a)	15,400	174,790
Siliconware Precision Industries Co. Ltd. ADR	20	158
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	300	11,265
United Microelectronics Corp. ADR	36,100	90,250

		819,142

Software — 0.1%
Changyou.com Ltd. ADR (a),(b)	8,600	340,646
DeNA Co. Ltd. (c)	139,000	3,115,379
Momo, Inc. ADR (a)	58,800	1,842,792

		5,298,817

Technology Services — 0.0%
Infosys Ltd. ADR	44,000	641,960
WNS Holdings Ltd. ADR (a)	11,200	408,800

		1,050,760

Telecommunications — 0.0%
Aspire Holdings LLC Class A (d)	1,502,082	2
China Telecom Corp. Ltd. ADR	900	46,008
KT Corp. ADR	700	9,709
NTT DOCOMO, Inc. ADR	100	2,276
SK Telecom Co. Ltd. ADR	3,500	86,065

		144,060

Total Asia		76,572,400

Europe — 1.2%
Automotive — 0.1%
Ferrari NV	22,100	2,441,608
Fiat Chrysler Automobiles NV	33,700	603,567

		3,045,175

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Banking — 0.1%
Banco Bilbao Vizcaya Argentaria SA ADR	7,400	$66,008
CaixaBank SA	219,344	1,099,189
ING Groep NV ADR	600	11,052
UniCredit SpA	151,733	3,231,586

		4,407,835

Biotechnology & Pharmaceuticals — 0.7%
Amarin Corp. PLC ADR (a)	36,500	127,750
GlaxoSmithKline PLC ADR	200	8,120
Grifols SA ADR	800	17,512
Novartis AG (d)	159,950	13,693,246
Roche Holding AG (d)	75,860	19,365,511

		33,212,139

Chemicals — 0.0%
Orion Engineered Carbons SA (b)	10,200	228,990

Commercial Services — 0.0%
Cimpress NV (a)	200	19,532

Consumer Products — 0.0%
Unilever NV	624	36,841

Insurance — 0.0%
Aegon NV	1,805	10,451

Iron & Steel — 0.0%
Ternium SA ADR (b)	20,600	637,158

Machinery — 0.0%
Pentair PLC	700	47,676

Media — 0.0%
Trivago NV ADR (a)	11,100	120,435
WPP PLC ADR	100	9,275

		129,710

Medical Equipment & Devices — 0.1%
Koninklijke Philips NV	200	8,242
Lonza Group AG (d)	28,220	7,402,158
Trinity Biotech PLC ADR (a),(b)	2,500	14,025

		7,424,425

Metals & Mining — 0.0%
Constellium NV Class A (a)	13,700	140,425

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
Statoil ASA ADR	6,240	$125,362

Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR (a)	4,175	440,128

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	800	14,400

Semiconductors — 0.2%
NXP Semiconductor NV (a),(b),(d)	80,707	9,127,155
STMicroelectronics NV	500	9,664

		9,136,819

Software — 0.0%
InterXion Holding NV (a)	18,100	921,833

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b)	7,100	35,145
Diana Shipping, Inc. (a)	2,700	9,801
Navios Maritime Partners LP (a)	4,300	8,815
Safe Bulkers, Inc. (a)	21,900	60,006
Star Bulk Carriers Corp. (a)	2,020	19,614

		133,381

Total Europe		60,112,280

Middle East — 0.0%
Consumer Products — 0.0%
SodaStream International Ltd. (a)	5,400	358,830

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(b)	16,900	713,349

Hardware — 0.0%
Ceragon Networks Ltd. (a)	300	624
Radware Ltd. (a),(b)	6,800	114,648
Silicom Ltd.	200	11,702

		126,974

Home & Office Products — 0.0%
Caesarstone Sdot-Yam Ltd. (a)	3,600	107,280

Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc. (a)	800	18,261

Semiconductors — 0.0%
Mellanox Technologies Ltd. (a)	500	23,575
Tower Semiconductor Ltd. (a)	5,800	178,350

		201,925

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Software — 0.0%
Attunity Ltd. (a)	500	$3,380
Sapiens International Corp. NV (a),(b)	1,400	18,480

		21,860

Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	5,250

Telecommunications — 0.0%
Allot Communications Ltd. (a)	1,300	6,994

Total Middle East		1,560,723

North America — 25.4%
Aerospace & Defense — 0.5%
AAR Corp.	1,000	37,780
Aerojet Rocketdyne Holdings (a)	12,600	441,126
Aerovironment, Inc. (a)	2,100	113,652
Arconic, Inc.	11,405	283,756
Boeing Co.	76,900	19,548,749
Ducommun, Inc. (a),(b)	2,200	70,510
Esterline Technologies Corp. (a)	500	45,075
Harris Corp.	17,582	2,315,198
Lockheed Martin Corp.	9,900	3,071,871
Moog, Inc. Class A (a),(b)	3,300	275,319
Orbital ATK, Inc.	8	1,065
Spirit AeroSystems Holdings, Inc. Class A	900	69,948
Textron, Inc.	5,700	307,116

		26,581,165

Apparel & Textile Products — 0.3%
Crocs, Inc. (a)	32,800	318,160
Culp, Inc.	900	29,475
Fossil Group, Inc. (a)	7,200	67,176
Michael Kors Holdings Ltd. (a)	28,500	1,363,725
Movado Group, Inc.	200	5,600
Nike, Inc. Class B	149,800	7,767,130
Oxford Industries, Inc.	1,100	69,894
Perry Ellis International, Inc. (a),(b)	4,000	94,640
PVH Corp.	100	12,591
Rocky Brands, Inc.	300	4,020
Unifi, Inc. (a)	700	24,941
VF Corp.	59,100	3,756,987
Vince Holding Corp. (a),(b)	7,369	4,422
Wolverine World Wide, Inc.	700	20,195

		13,538,956

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Asset Management — 0.1%
Apollo Investment Corp.	30,697	$187,559
Ares Capital Corp.	7,200	118,008
BlackRock Kelso Capital Corp. (b)	14,300	107,250
BlackRock, Inc.	400	178,836
Capital Southwest Corp.	200	3,426
Capitala Finance Corp.	5,900	56,286
Eaton Vance Corp.	1,500	74,055
Fidus Investment Corp. (b)	4,600	73,968
Fifth Street Finance Corp.	20,400	111,588
Fifth Street Senior Floating Rate Corp.	3,800	33,440
FS Investment Corp.	100	845
Garrison Capital, Inc. (b)	2,600	21,918
Gladstone Capital Corp. (b)	6,300	59,850
Gladstone Investment Corp. (b)	7,100	67,379
Hercules Technology Growth Capital, Inc.	14,700	189,630
Horizon Technology Finance Corp. (b)	2,400	26,664
KCAP Financial, Inc. (b)	5,800	21,170
Manning & Napier, Inc.	1,600	6,320
Medallion Financial Corp. (b)	4,400	9,548
Monroe Capital Corp.	5,400	77,274
MVC Capital, Inc. (b)	1,800	18,018
Newtek Business Services Corp.	4,413	78,639
OM Asset Management PLC	9,100	135,772
Oppenheimer Holdings, Inc. Class A (b)	1,100	19,085
PennantPark Floating Rate Capital Ltd. (b)	7,462	108,050
PennantPark Investment Corp. (b)	15,500	116,405
Safeguard Scientifics, Inc. (a)	700	9,345
Solar Capital Ltd. (b)	4,800	103,872
Solar Senior Capital Ltd.	2,500	43,075
Stellus Capital Investment Corp. (b)	4,600	62,790
TCP Capital Corp.	10,200	168,198
THL Credit, Inc. (b)	5,600	52,248
TICC Capital Corp. (b)	13,500	92,475
TPG Specialty Lending, Inc. (b)	8,600	180,256
TriplePoint Venture Growth BDC Corp.	3,500	46,900
WhiteHorse Finance, Inc. (b)	5,100	75,225

		2,735,367

Automotive — 0.1%
Adient PLC	200	16,798
Cooper-Standard Holding, Inc. (a)	3,700	429,089
Delphi Automotive PLC	32,900	3,237,360
General Motors Co.	50,800	2,051,304
Lear Corp.	1,700	294,236
Magna International, Inc.	1,000	53,380

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Miller Industries, Inc.	100	$2,803
Modine Manufacturing Co. (a)	11,500	221,375
Superior Industries International, Inc.	200	3,330
Tenneco, Inc.	1,400	84,938
Tower International, Inc. (b)	4,000	108,800
Visteon Corp. (a),(b)	8,600	1,064,422

		7,567,835

Banking — 0.5%
Access National Corp.	400	11,464
Arrow Financial Corp. (b)	659	22,637
Astoria Financial Corp.	100	2,168
Atlantic Capital Bancshares, Inc. (a)	3,200	58,080
Bancorp, Inc. (a),(b)	4,000	33,080
Bank Mutual Corp. (b)	3,400	34,510
Bank of America Corp.	219,581	5,564,183
Bank of Marin Bancorp	400	27,400
Bank of NT Butterfield & Son Ltd.	10,800	395,712
Bank of the Ozarks, Inc.	100	4,827
BankFinancial Corp.	1,555	24,709
Beneficial Bancorp, Inc.	7,582	125,861
Bridge Bancorp, Inc.	200	6,790
Bryn Mawr Bank Corp.	200	8,760
Cathay General Bancorp	100	4,027
Centerstate Banks, Inc. (b)	129	3,457
Central Pacific Financial Corp. (b)	5,000	160,900
Charter Financial Corp. (b)	1,700	31,501
Citigroup, Inc.	1,300	94,562
Citizens Financial Group, Inc.	7,000	265,090
City Holding Co. (b)	100	7,191
Clifton Bancorp, Inc.	600	10,032
CoBiz Financial, Inc.	700	13,748
Comerica, Inc.	26,400	2,013,264
CU Bancorp (a)	300	11,633
East West Bancorp, Inc.	3,400	203,252
Enterprise Financial Services Corp.	500	21,175
Farmers Capital Bank Corp. (b)	100	4,205
FCB Financial Holdings, Inc. Class A (a)	9,700	468,510
Fidelity Southern Corp. (b)	2,800	66,192
Financial Institutions, Inc. (b)	1,800	51,840
First BanCorp (a),(b)	56,800	290,816
First Bancorp/Southern Pines	3,200	110,112
First Business Financial Services, Inc.	600	13,650
First Community Bancshares, Inc. (b)	800	23,288
First Defiance Financial Corp.	1,100	57,739
First Financial Corp.	400	19,040
First Financial Northwest, Inc. (b)	1,100	18,689

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
First Interstate BancSystem, Inc. Class A (b)	3,100	$118,575
Flushing Financial Corp.	2,200	65,384
Glacier Bancorp, Inc.	200	7,597
Green Bancorp, Inc. (a)	800	18,920
Guaranty Bancorp	900	25,020
Hanmi Financial Corp.	100	3,093
Heritage Commerce Corp.	3,600	51,228
Home BancShares, Inc.	6,516	164,332
HomeTrust Bancshares, Inc. (a)	200	5,130
Hope Bancorp, Inc.	62	1,098
Huntington Bancshares, Inc.	607,735	8,483,981
Independent Bank Corp. (b)	2,800	63,420
Independent Bank Group, Inc. (b)	300	18,090
Lakeland Bancorp, Inc.	1,000	20,400
Macatawa Bank Corp.	100	1,026
Mercantile Bank Corp.	1,100	38,390
Meridian Bancorp, Inc.	600	11,190
MidWestOne Financial Group, Inc.	300	10,271
National Bankshares, Inc. (b)	100	4,495
Northrim BanCorp, Inc.	486	16,986
OceanFirst Financial Corp.	2,292	63,007
Opus Bank	1,500	36,000
Oritani Financial Corp.	9,100	152,880
Pacific Premier Bancorp, Inc. (a)	100	3,775
Park Sterling Corp.	300	3,736
Peapack Gladstone Financial Corp.	800	26,992
Peoples Bancorp, Inc.	500	16,795
Popular, Inc.	90	3,235
Preferred Bank (b)	800	48,280
Prosperity Bancshares, Inc.	4,500	295,785
QCR Holdings, Inc.	300	13,650
Regions Financial Corp. (b)	151,800	2,311,914
Sandy Spring Bancorp, Inc.	400	16,576
Seacoast Banking Corp. of Florida (a)	4,100	97,949
ServisFirst Bancshares, Inc.	300	11,655
South State Corp.	100	8,945
Southside Bancshares, Inc.	615	22,361
Southwest Bancorp, Inc. (b)	1,900	52,345
Sun Bancorp, Inc. (b)	120	2,982
SVB Financial Group (a)	3,500	654,815
Synovus Financial Corp.	3,000	138,180
Trico Bancshares (b)	1,800	73,350
TriState Capital Holdings, Inc. (a),(b)	2,900	66,410
Triumph Bancorp, Inc. (a)	2,700	87,075
TrustCo Bank Corp.	700	6,230
US Bancorp	16,000	857,440
Washington Trust Bancorp, Inc.	1,100	62,975

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Waterstone Financial, Inc.	900	$17,550
Wells Fargo & Co.	48,258	2,661,429
Western Alliance Bancorp (a)	4,581	243,159
Wintrust Financial Corp.	2,100	164,451
Zions BanCorp.	3,300	155,694

		27,790,340

Biotechnology & Pharmaceuticals — 3.1%
AbbVie, Inc. (d)	143,210	12,725,641
Aceto Corp.	7,000	78,610
Acorda Therapeutics, Inc. (a),(b)	12,200	288,530
Aevi Genomic Medicine, Inc. (a)	3,100	3,906
Aimmune Therapeutics, Inc. (a)	100	2,500
Akorn, Inc. (a),(b)	233,499	7,749,832
Allergan PLC (d)	84,390	17,295,730
Amgen, Inc. (b)	61,900	11,541,255
Anika Therapeutics, Inc. (a)	3,500	203,000
Antares Pharma, Inc. (a)	500	1,625
Array BioPharma, Inc. (a)	42,800	526,440
Athersys, Inc. (a)	700	1,442
BioSpecifics Technologies Corp. (a),(b)	100	4,652
Bristol-Myers Squibb Co. (b),(d)	97,050	6,185,967
Cambrex Corp. (a)	500	27,500
Celgene Corp. (a),(b),(d)	114,220	16,655,560
Corcept Therapeutics, Inc. (a)	15,800	304,940
Corium International, Inc. (a)	700	7,756
CytomX Therapeutics, Inc. (a)	1,700	30,889
Eiger BioPharmaceuticals, Inc. (a)	20	220
Exelixis, Inc. (a)	142,800	3,460,044
Gilead Sciences, Inc. (b)	126,600	10,257,132
Heska Corp. (a)	900	79,281
Ignyta, Inc. (a)	300	3,705
Immune Design Corp. (a)	100	1,045
Immunomedics, Inc. (a)	4,800	67,104
Impax Laboratories, Inc. (a)	29,400	596,820
Incyte Corp. (a),(d)	83,790	9,781,645
Johnson & Johnson (d)	73,630	9,572,636
KemPharm, Inc. (a)	100	370
Medicines Co. (a),(b),(c)	249,718	9,249,555
Merck & Co., Inc. (d)	208,760	13,365,571
Mirati Therapeutics, Inc. (a)	900	10,530
Omega Protein Corp. (b)	7,500	124,875
OncoMed Pharmaceuticals, Inc. (a)	800	3,616
Otonomy, Inc. (a)	14,400	46,800
PDL BioPharma, Inc. (a),(b)	48,900	165,771
Pfizer, Inc.	200	7,140
Phibro Animal Health Corp. Class A	700	25,935

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Proteostasis Therapeutics, Inc. (a)	200	$420
Retrophin, Inc. (a)	300	7,467
SciClone Pharmaceuticals, Inc. (a),(b)	14,447	161,806
Selecta Biosciences, Inc. (a)	300	5,475
Spark Therapeutics, Inc. (a),(c)	56,736	5,058,582
Spectrum Pharmaceuticals, Inc. (a)	5,200	73,164
Sucampo Pharmaceuticals, Inc. Class A (a)	100	1,180
USANA Health Sciences, Inc. (a),(b)	4,300	248,110
Versartis, Inc. (a)	12,400	30,380
Vertex Pharmaceuticals, Inc. (a)	17,400	2,645,496
Veru, Inc. (a),(b)	800	2,120
Zoetis, Inc. (b),(d)	270,850	17,269,396

		155,959,166

Chemicals — 1.1%
A Schulman, Inc.	900	30,735
AdvanSix, Inc. (a)	2,800	111,300
Agrium, Inc.	700	75,047
AgroFresh Solutions, Inc. (a)	1,200	8,436
Air Products & Chemicals, Inc.	25,100	3,795,622
Albemarle Corp.	25	3,408
Cabot Corp.	400	22,320
Chemours Co.	92,400	4,676,364
CSW Industrials, Inc. (a)	300	13,305
DowDuPont, Inc. (b)	265,557	18,384,511
FMC Corp.	3,900	348,309
FutureFuel Corp.	3,700	58,238
HB Fuller Co.	200	11,612
Huntsman Corp.	88,800	2,434,896
Ingevity Corp. (a)	600	37,482
Innophos Holdings, Inc.	500	24,595
KMG Chemicals, Inc.	2,600	142,688
Koppers Holdings, Inc. (a)	3,200	147,680
Kronos Worldwide, Inc.	5,800	132,414
Landec Corp. (a)	200	2,590
Lydall, Inc. (a)	2,000	114,600
LyondellBasell Industries NV Class A (b)	75,700	7,498,085
Methanex Corp.	16,300	819,890
Monsanto Co. (b)	103,980	12,458,884
Mosaic Co.	600	12,954
OMNOVA Solutions, Inc. (a)	5,200	56,940
Potash Corp. of Saskatchewan, Inc.	2,100	40,404
PPG Industries, Inc.	2,300	249,918
Sherwin-Williams Co.	1,800	644,472
Stepan Co. (b)	2,300	192,418
Univar, Inc. (a)	9,600	277,728
Versum Materials, Inc.	13,400	520,188

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Westlake Chemical Corp.	100	$8,317
WR Grace & Co.	300	21,687

		53,378,037

Commercial Services — 0.1%
Acacia Research Corp. (a)	2,600	11,830
Alarm.com Holdings, Inc. (a)	4,500	203,310
ARC Document Solutions, Inc. (a),(b)	4,200	17,178
Brady Corp. Class A	3,800	144,210
Care.com, Inc. (a)	8,100	128,709
CBIZ, Inc. (a),(b)	4,200	68,250
Collectors Universe, Inc. (b)	700	16,779
CorVel Corp. (a)	900	48,960
CRA International, Inc. (b)	1,700	69,785
Cross Country Healthcare, Inc. (a)	3,500	49,805
Ennis, Inc. (b)	3,200	62,880
GP Strategies Corp. (a),(b)	100	3,085
Hackett Group, Inc. (b)	6,200	94,178
Heidrick & Struggles International, Inc. (b)	600	12,690
Hill International, Inc. (a)	300	1,425
Huron Consulting Group, Inc. (a)	4,400	150,920
Information Services Group, Inc. (a)	1,500	6,030
Insperity, Inc. (b)	1,800	158,400
KAR Auction Services, Inc.	30,400	1,451,296
Kelly Services, Inc. Class A	3,200	80,288
Korn/Ferry International	300	11,829
Navigant Consulting, Inc. (a),(b)	12,000	203,040
Resources Connection, Inc. (b)	600	8,340
RPX Corp. (a),(b)	10,200	135,456
SP Plus Corp. (a)	4,700	185,650
TriNet Group, Inc. (a)	6,500	218,530
TrueBlue, Inc. (a)	2,600	58,370
UniFirst Corp.	100	15,150
Vectrus, Inc. (a)	1,100	33,924
Viad Corp.	3,300	200,970

		3,851,267

Construction Materials — 0.0%
Boise Cascade Co. (a)	4,500	157,050
Carlisle Cos., Inc.	1,600	160,464
Continental Building Products, Inc. (a),(b)	17,600	457,600
Forterra, Inc. (a)	1,000	4,500
Ply Gem Holdings, Inc. (a)	300	5,115
Universal Forest Products, Inc.	3,400	333,744

		1,118,473

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Consumer Products — 0.8%
Altria Group, Inc. (b)	28,000	$1,775,760
Archer-Daniels-Midland Co.	91,900	3,906,669
Bob Evans Farms, Inc.	9,400	728,594
Boston Beer Co., Inc. Class A (a)	3,000	468,600
Campbell Soup Co.	16,000	749,120
Central Garden and Pet Co. Class A (a),(b)	7,600	282,644
Clearwater Paper Corp. (a)	3,200	157,600
Clorox Co. (The)	11,000	1,451,010
ConAgra Foods, Inc.	20,300	684,922
Craft Brew Alliance, Inc. (a)	200	3,510
DavidsTea, Inc. (a)	400	1,720
Edgewell Personal Care Co. (a)	100	7,269
Estee Lauder Cos., Inc. (The) Class A	21,600	2,329,344
Hershey Co.	21,702	2,369,207
Ingredion, Inc.	5,400	651,456
Inventure Foods, Inc. (a)	100	469
John B. Sanfilippo & Son, Inc. (b)	2,600	175,006
Mondelez International, Inc. Class A	257,700	10,478,082
Monster Beverage Corp. (a)	2,400	132,600
Philip Morris International, Inc.	99,600	11,056,596
Pilgrim’s Pride Corp. (a),(b)	14,800	420,468
Pinnacle Foods, Inc.	10,500	600,285
Primo Water Corp. (a)	6,800	80,580
Procter & Gamble Co.	500	45,490
Sanderson Farms, Inc.	8,300	1,340,616
Senomyx, Inc. (a)	5,100	3,091
Tootsie Roll Industries, Inc.	25	950
Vector Group Ltd. (b)	19,822	405,756

		40,307,414

Consumer Services — 0.0%
Adtalem Global Education, Inc.	3,900	139,815
American Public Education, Inc. (a),(b)	1,800	37,890
Bridgepoint Education, Inc. (a),(b)	5,600	53,760
Capella Education Co.	1,800	126,270
Carriage Services, Inc.	3,700	94,720
K12, Inc. (a),(b)	7,100	126,664
Regis Corp. (a)	6,200	88,474
Service Corp. International/US	5,000	172,500
Universal Technical Institute, Inc. (a),(b)	1,400	4,858
Weight Watchers International, Inc. (a)	900	39,195

		884,146

Containers & Packaging — 0.2%
Berry Plastics Group, Inc. (a),(b)	123,334	6,986,871
Graphic Packaging Holding Co.	120,500	1,680,975

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Myers Industries, Inc.	400	$8,380
WestRock Co.	6,300	357,399

		9,033,625

Design, Manufacturing & Distribution — 0.1%
Avnet, Inc.	19,300	758,490
Benchmark Electronics, Inc. (a)	600	20,490
Celestica, Inc. (a)	20,000	247,600
Flextronics International Ltd. (a),(b)	173,500	2,874,895
Jabil Circuit, Inc.	37,800	1,079,190
Plexus Corp. (a)	1,500	84,120
Sanmina Corp. (a),(b)	14,800	549,820
SYNNEX Corp.	1,000	126,510

		5,741,115

Distributors—Consumer Staples — 0.1%
Andersons, Inc. (b)	1,100	37,675
Bunge Ltd. (b)	29,400	2,042,124
Chefs’ Warehouse, Inc. (a)	100	1,930
Performance Food Group Co. (a)	11,800	333,350
Sysco Corp.	6,100	329,095
US Foods Holding Corp. (a)	77,400	2,066,580

		4,810,754

Distributors—Discretionary — 0.0%
ePlus, Inc. (a)	100	9,395
Essendant, Inc.	7,600	100,092
FTD Cos., Inc. (a)	300	3,912
Insight Enterprises, Inc. (a),(b)	3,200	146,944
PCM, Inc. (a)	2,600	36,400
ScanSource, Inc. (a),(b)	1,100	48,015

		344,758

Electrical Equipment — 0.2%
Argan, Inc.	100	6,696
Bel Fuse, Inc. Class B	100	3,120
BWX Technologies, Inc.	11,100	621,822
Cognex Corp.	100	11,028
Cree, Inc. (a)	26,400	744,216
Eaton Corp. PLC	1,500	115,185
FARO Technologies, Inc. (a)	2,900	110,925
Fortive Corp.	7,100	502,609
Generac Holdings, Inc. (a)	4,000	183,720
General Electric Co.	9,200	222,456
Honeywell International, Inc.	27,900	3,954,546
Houston Wire & Cable Co. (b)	1,200	6,300

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Ingersoll-Rand PLC	18,600	$1,658,562
Kimball Electronics, Inc. (a)	100	2,165
Littelfuse, Inc.	200	39,176
LSI Industries, Inc.	3,200	21,152
Powell Industries, Inc.	500	14,995
Rockwell Automation, Inc.	800	142,568
SPX Corp. (a)	1,700	49,878
Stoneridge, Inc. (a)	2,300	45,563
TE Connectivity Ltd.	30,600	2,541,636

		10,998,318

Engineering & Construction Services — 0.1%
Comfort Systems USA, Inc. (b)	7,300	260,610
Fluor Corp.	50,400	2,121,840
Great Lakes Dredge & Dock Corp. (a)	2,300	11,155
Jacobs Engineering Group, Inc.	12,500	728,375
Layne Christensen Co. (a)	6,800	85,340
Mistras Group, Inc. (a)	2,900	59,450
MYR Group, Inc. (a),(b)	3,200	93,248
Orion Marine Group, Inc. (a),(b)	4,400	28,864
Primoris Services Corp.	1,000	29,420
Quanta Services, Inc. (a)	13,700	511,969
Sterling Construction Co., Inc. (a)	7,300	111,179
TopBuild Corp. (a)	3,555	231,679

		4,273,129

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	7,400	87,690
Resolute Forest Products, Inc. (a)	2,200	11,110

		98,800

Gaming, Lodging & Restaurants — 0.9%
BJ’s Restaurants, Inc. (a)	2,500	76,125
Bloomin’ Brands, Inc.	46,700	821,920
Bojangles’, Inc. (a)	11,300	152,550
Boyd Gaming Corp.	2,600	67,730
Bravo Brio Restaurant Group, Inc. (a),(b)	1,800	4,095
Caesars Acquisition Co. Class A (a),(b)	2,500	53,625
Caesars Entertainment Corp. (a)	34,800	464,580
Carrols Restaurant Group, Inc. (a)	12,198	132,958
Cracker Barrel Old Country Store, Inc.	4,500	682,290
Del Frisco’s Restaurant Group, Inc. (a),(b)	8,200	119,310
Del Taco Restaurants, Inc. (a)	1,200	18,408
Denny’s Corp. (a)	4,400	54,780
Domino’s Pizza, Inc. (b)	24,100	4,785,055
Dunkin’ Brands Group, Inc.	15,399	817,379
El Pollo Loco Holdings, Inc. (a)	4,100	49,815

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Eldorado Resorts, Inc. (a)	32,965	$845,552
Famous Dave’s of America, Inc. (a)	900	3,645
Fogo De Chao, Inc. (a)	100	1,240
Hyatt Hotels Corp. Class A (a)	22,100	1,365,559
J Alexander’s Holdings, Inc. (a)	1,100	12,760
Kona Grill, Inc. (a)	1,200	4,560
McDonald’s Corp. (b)	117,800	18,456,904
Monarch Casino & Resort, Inc. (a)	1,300	51,389
Papa John’s International, Inc.	6,900	504,183
Penn National Gaming, Inc. (a)	13,800	322,782
Pinnacle Entertainment, Inc. (a)	25,000	532,750
Playa Hotels & Resorts NV (a)	4,500	46,935
Potbelly Corp. (a)	6,900	85,560
Restaurant Brands International	621	39,670
Ruth’s Hospitality Group, Inc.	5,600	117,320
Scientific Games Corp. Class A (a)	7,100	325,535
Sonic Corp.	13,200	335,940
Wendy’s Co.	110,700	1,719,171
Wingstop, Inc.	12,400	412,300
Wyndham Worldwide Corp.	14,700	1,549,527
Yum China Holdings, Inc. (a)	88,800	3,549,336
Yum! Brands, Inc.	66,000	4,858,260

		43,441,498

Hardware — 0.8%
A10 Networks, Inc. (a)	16,100	121,716
Apple, Inc.	17,330	2,670,900
Arista Networks, Inc. (a),(b)	4,500	853,245
Brocade Communications Systems, Inc.	25	299
CalAmp Corp. (a)	700	15,940
Cisco Systems, Inc.	266,300	8,955,669
Clearfield, Inc. (a)	1,100	14,960
Comtech Telecommunications Corp. (b)	7,400	151,922
Cray, Inc. (a),(b)	2,000	38,900
Daktronics, Inc. (b)	3,600	38,052
Dolby Laboratories, Inc. Class A (b)	16,500	949,080
Eastman Kodak Co. (a)	4,200	30,870
Electronics For Imaging, Inc. (a)	9,100	388,388
Emcore Corp. (a)	13,000	106,600
Extreme Networks (a)	55,000	653,950
F5 Networks, Inc. (a)	20,300	2,447,368
Finisar Corp. (a)	54,200	1,201,614
Fitbit, Inc. (a)	61,600	428,736
Garmin Ltd.	18,402	993,156
Harmonic, Inc. (a)	4,600	14,030
Hewlett Packard Enterprise Co.	161,600	2,377,136
HP, Inc. (b)	462,300	9,227,508

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
InterDigital, Inc.	700	$51,625
Juniper Networks, Inc.	4,300	119,669
Knowles Corp. (a)	313	4,779
KVH Industries, Inc. (a)	700	8,365
Mitel Networks Corp. (a)	1,322	11,092
NetApp, Inc.	53,600	2,345,536
Pure Storage, Inc. Class A (a)	23,000	367,770
Radisys Corp. (a)	3,400	4,658
Seagate Technology PLC	143,900	4,773,163
Sierra Wireless, Inc. (a)	2,900	62,350
Sonus Networks, Inc. (a)	8,700	66,555
Stratasys Ltd. (a)	3,171	73,313
Telenav, Inc. (a),(b)	2,600	16,510
TTM Technologies, Inc. (a),(b)	2,600	39,962
VeriFone Systems, Inc. (a)	600	12,168
Viavi Solutions, Inc. (a),(b)	60,000	567,600
Vicor Corp. (a),(b)	500	11,800
Vishay Precision Group, Inc. (a),(b)	1,300	31,720
Vocera Communications, Inc. (a)	7,300	229,001
VOXX International Corp. (a),(b)	4,800	41,040
Western Digital Corp.	900	77,760
Xerox Corp.	67,725	2,254,565
ZAGG, Inc. (a)	300	4,725
Zebra Technologies Corp. Class A (a)	500	54,290

		42,910,055

Health Care Facilities & Services — 2.1%
Addus HomeCare Corp. (a),(b)	1,500	52,950
Aetna, Inc. (b),(d)	142,408	22,644,296
Amedisys, Inc. (a)	900	50,364
BioScrip, Inc. (a)	200	545
Centene Corp. (a)	13,715	1,327,200
Charles River Laboratories International, Inc. (a)	900	97,218
Civitas Solutions, Inc. (a)	1,400	25,830
Community Health Systems, Inc. (a)	48,900	375,552
Digirad Corp. (b)	1,900	6,555
Enzo Biochem, Inc. (a)	9,000	94,230
Express Scripts Holding Co. (a)	100	6,332
Five Star Quality Care, Inc. (a)	2,178	3,376
Henry Schein, Inc. (a)	16,900	1,385,631
Humana, Inc. (d)	79,990	19,487,964
ICON PLC (a)	1,000	113,880
Laboratory Corp. of America Holdings (a),(b),(d)	187,247	28,268,680
LHC Group, Inc. (a)	3,000	212,760
Magellan Health, Inc. (a)	5,200	448,760
MEDNAX, Inc. (a)	2,200	94,864
Medpace Holdings, Inc. (a)	200	6,380

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
PAREXEL International Corp. (a)	39,857	$3,510,605
PharMerica Corp. (a)	100	2,930
PRA Health Sciences, Inc. (a)	12,200	929,274
Providence Service Corp. (a)	500	27,040
Quintiles Transnational Holdings, Inc. (a),(b)	80,302	7,634,311
RadNet, Inc. (a),(b)	7,900	91,245
Tivity Health, Inc. (a),(b)	15,000	612,000
Triple-S Management Corp. B Shares (a),(b)	4,700	111,296
UnitedHealth Group, Inc. (b),(d)	81,910	16,042,073
WellCare Health Plans, Inc. (a)	7,600	1,305,224

		104,969,365

Home & Office Products — 0.2%
ACCO Brands Corp. (a)	4,500	53,550
American Woodmark Corp. (a),(b)	1,600	154,000
Armstrong Flooring, Inc. (a)	2,500	39,375
Herman Miller, Inc.	1,000	35,900
Hooker Furniture Corp. (b)	1,300	62,075
JELD-WEN Holding, Inc. (a)	100	3,552
Kimball International, Inc. Class B (b)	3,600	71,172
Knoll, Inc.	5,900	118,000
Libbey, Inc. (b)	2,700	25,002
Masco Corp. (b)	110,900	4,326,209
Masonite International Corp. (a)	2,600	179,920
New Home Co., Inc. (a)	800	8,928
PGT, Inc. (a)	100	1,495
PICO Holdings, Inc. (a)	300	5,010
Quanex Building Products Corp.	3,000	68,850
Snap-on, Inc.	5,700	849,357
Steelcase, Inc. Class A	6,600	101,640
Tupperware Brands Corp.	4,800	296,736
Whirlpool Corp. (b)	25,400	4,684,776

		11,085,547

Industrial Services — 0.1%
CAI International, Inc. (a)	4,900	148,568
H&E Equipment Services, Inc.	6,000	175,200
McGrath RentCorp	1,300	56,875
MSC Industrial Direct Co., Inc.	800	60,456
Neff Corp. Class A (a)	900	22,500
SiteOne Landscape Supply, Inc. (a)	1,800	104,580
Textainer Group Holdings Ltd. (a)	100	1,743
Titan Machinery, Inc. (a)	4,900	76,097
Triton International Ltd.	10,500	349,440
United Rentals, Inc. (a)	5,300	735,322
WESCO International, Inc. (a),(b)	15,200	885,400
WW Grainger, Inc.	1,100	197,725

		2,813,906

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Institutional Financial Services — 0.0%
Bank of New York Mellon Corp.	300	$15,906
Cowen Group, Inc. Class A (a)	3,225	57,405
Houlihan Lokey, Inc.	8,400	328,692
INTL. FCStone, Inc. (a),(b)	600	22,992
LPL Financial Holdings, Inc.	6,400	330,048
Moelis & Co. Class A	1,000	43,050

		798,093

Insurance — 0.2%
American Equity Investment Life Holding Co.	16,500	479,820
American Financial Group, Inc.	2,900	300,005
AMERISAFE, Inc.	1,600	93,120
Aspen Insurance Holdings Ltd.	2,600	105,040
Assured Guaranty Ltd.	3,000	113,250
Athene Holding Ltd. Class A (a),(b)	31,000	1,669,040
Atlas Financial Holdings, Inc. (a)	300	5,670
Baldwin & Lyons, Inc. Class B	800	18,040
Citizens, Inc. (a)	200	1,470
Crawford & Co. Class B	100	1,196
eHealth, Inc. (a)	6,300	150,507
Employers Holdings, Inc. (b)	3,200	145,440
Federated National Holding Co.	200	3,122
Genworth Financial, Inc. Class A (a)	4,600	17,710
Greenlight Capital Re Ltd. A Shares (a)	4,500	97,425
Hanover Insurance Group, Inc.	6,100	591,273
Heritage Insurance Holdings, Inc. (b)	3,500	46,235
Kinsale Capital Group, Inc.	1,800	77,706
Lincoln National Corp. (b)	56,200	4,129,576
Maiden Holdings Ltd. (b)	20,100	159,795
Manulife Financial Corp.	700	14,156
NMI Holdings, Inc. Class A (a)	200	2,483
Principal Financial Group, Inc.	9,700	624,098
Prudential Financial, Inc.	100	10,614
Safety Insurance Group, Inc.	900	68,670
State Auto Financial Corp. (b)	82	2,151
State National Cos., Inc.	100	2,099
Trupanion, Inc. (a)	5,500	145,255
Universal Insurance Holdings, Inc.	2,600	59,800
Validus Holdings Ltd.	12,900	634,809
Voya Financial, Inc.	48,000	1,914,720
Willis Towers Watson PLC	888	136,956

		11,821,251

Iron & Steel — 0.0%
Haynes International, Inc.	600	21,546
Northwest Pipe Co. (a)	1,200	22,824

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Ryerson Holding Corp. (a)	9,000	$97,650
SunCoke Energy, Inc. (a),(b)	8,700	79,518

		221,538

Leisure Products — 0.0%
Brunswick Corp.	3,500	195,895
Callaway Golf Co.	300	4,329
Camping World Holdings, Inc. Class A	400	16,362
Clarus Corp. (a)	3,600	27,000
JAKKS Pacific, Inc. (a)	4,300	12,900
Malibu Boats, Inc. (a)	3,000	94,920
MCBC Holdings, Inc. (a)	4,900	99,862

		451,268

Machinery — 0.2%
AGCO Corp.	2,700	199,179
Astec Industries, Inc.	100	5,601
Briggs & Stratton Corp.	3,700	86,950
Caterpillar, Inc.	57,600	7,183,296
Colfax Corp. (a)	8,200	341,448
Columbus McKinnon Corp.	1,600	60,592
Deere & Co.	100	12,528
Dover Corp.	11,900	1,087,541
Federal Signal Corp.	100	2,132
Gardner Denver Holdings, Inc. (a)	1,000	27,520
Graham Corp. (b)	1,400	29,162
Hillenbrand, Inc.	900	34,965
Hyster-Yale Materials Handling, Inc. (b)	400	30,576
Ichor Holdings Ltd. (a)	2,200	58,960
Kadant, Inc. (b)	1,700	167,535
Lincoln Electric Holdings	4,800	440,064
Milacron Holdings Corp. (a)	100	1,695
MSA Safety, Inc.	1,500	119,265
MTS Systems Corp.	2,500	133,625
Oshkosh Corp.	6,100	503,494
Parker-Hannifin Corp.	6,200	1,085,124
Rexnord Corp. (a)	4,800	121,968
SPX FLOW, Inc. (a)	5,100	196,656
Toro Co.	1,000	62,060
Xerium Technologies, Inc. (a),(b)	1,500	7,170

		11,999,106

Manufactured Goods — 0.0%
Aegion Corp. (a),(b)	3,600	83,808
Atkore International Group, Inc. (a)	2,600	50,726
Chart Industries, Inc. (a),(b)	7,200	282,456
Core Molding Technologies, Inc.	400	8,776

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
EnPro Industries, Inc.	200	$16,243
Gibraltar Industries, Inc. (a),(b)	5,800	180,670
Global Brass & Copper Holdings, Inc.	3,300	111,540
Insteel Industries, Inc.	1,400	36,554
LB Foster Co. Class A	2,300	52,325
NCI Building Systems, Inc. (a)	1,500	23,400
Rogers Corp. (a)	3,000	399,840
Valmont Industries, Inc.	3,300	521,730

		1,768,068

Media — 1.1%
Alphabet, Inc. Class A (a),(b)	620	603,706
Alphabet, Inc. Class C (a),(b)	408	391,317
Bankrate, Inc. (a)	19,500	272,025
Blucora, Inc. (a)	1,000	25,300
Boingo Wireless, Inc. (a),(b)	15,700	335,509
Central European Media Enterprises Ltd. A Shares (a)	5,200	21,060
Charter Communications, Inc. Class A (a)	10,740	3,903,131
Clear Channel Outdoor Holdings, Inc. Class A (b)	6,300	29,295
Comcast Corp. Class A	116,800	4,494,464
DHI Group, Inc. (a)	14,300	37,180
Expedia, Inc.	16	2,303
Facebook, Inc. Class A (a),(b)	4,021	687,068
Gannett Co., Inc.	200	1,800
GoDaddy, Inc. Class A (a)	41,700	1,814,367
Harte-Hanks, Inc. (a),(b)	3,900	4,173
Lee Enterprises, Inc. (a)	300	660
Liberty Broadband Corp. Class A (a),(b),(d)	5,333	502,262
Liberty Broadband Corp. Class C (a),(b),(d)	13,265	1,264,154
Liberty SiriusXM Group Class A (a),(b),(d)	36,575	1,532,492
Liberty SiriusXM Group Class C (a),(b),(d)	32,973	1,380,580
Liberty TripAdvisor Holdings, Inc. Class A (a)	20,200	249,470
Lions Gate Entertainment Corp. Class A (a)	2,800	93,660
Marchex, Inc. Class B (a)	3,300	10,197
Marin Software, Inc. (a)	3,100	5,425
Match Group, Inc. (a)	19,700	456,843
McClatchy Co. Class A (a)	90	665
MDC Partners, Inc. Class A	1,100	12,100
National CineMedia, Inc. (b)	17,500	122,150
Netflix, Inc. (a)	46,800	8,487,180
News Corp. Class A (b)	80,900	1,072,734
Omnicom Group, Inc.	12,825	949,948
Points International Ltd. (a),(b)	100	1,140
Postmedia Network Canada Corp. (a),(b),(d),(j)	1,061,559	467,928
Priceline Group, Inc. (a)	6,101	11,169,833
Rubicon Project, Inc. (a)	22,100	85,969

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Scholastic Corp.	500	$18,600
Scripps Networks Interactive, Inc. Class A	4,900	420,861
Shopify, Inc. Class A (a)	2,400	279,576
TechTarget, Inc. (a),(b)	1,100	13,134
Time Warner, Inc. (b),(d)	96,832	9,920,438
TiVo Corp.	27,282	541,548
Townsquare Media, Inc. Class A (a)	200	2,000
Trade Desk, Inc. Class A (a)	4,670	287,252
Travelzoo, Inc. (a)	100	860
TrueCar, Inc. (a)	32,000	505,280
Twenty-First Century Fox, Inc. Class A	1,800	47,484
VeriSign, Inc. (a),(b)	28,200	3,000,198
Web.com Group, Inc. (a)	700	17,500
XO Group, Inc. (a),(b)	3,600	70,812
YuMe, Inc.	2,900	13,427

		55,627,058

Medical Equipment & Devices — 2.6%
Abaxis, Inc.	100	4,465
Accuray, Inc. (a)	3,700	14,800
Agilent Technologies, Inc. (b)	20,100	1,290,420
Analogic Corp.	2,400	201,000
AngioDynamics, Inc. (a),(b)	8,700	148,683
AtriCure, Inc. (a)	400	8,948
AxoGen, Inc. (a)	2,300	44,505
Baxter International, Inc. (b)	97,133	6,095,096
Becton Dickinson and Co.	200	39,190
Boston Scientific Corp. (a),(b),(d)	479,457	13,985,761
Bruker Corp.	200	5,936
Cardiovascular Systems, Inc. (a)	9,500	267,425
Catalent, Inc. (a)	21,300	850,296
ConforMIS, Inc. (a)	1,500	5,280
Cooper Cos., Inc. (The)	4,600	1,090,706
CryoLife, Inc. (a),(b)	4,400	99,880
Cutera, Inc. (a)	4,100	169,535
Danaher Corp. (b),(d)	312,840	26,835,415
Dentsply Sirona, Inc.	136,623	8,171,422
Edwards Lifesciences Corp. (a),(b),(d)	85,330	9,327,422
Exactech, Inc. (a),(b)	1,300	42,835
Fluidigm Corp. (a)	900	4,536
FONAR Corp. (a)	400	12,200
Genomic Health, Inc. (a),(b)	4,100	131,569
Harvard Bioscience, Inc. (a),(b)	500	1,875
Hologic, Inc. (a)	95,000	3,485,550
IDEXX Laboratories, Inc. (a)	21,800	3,389,682
Inogen, Inc. (a)	1,400	133,140
Insulet Corp. (a)	13,000	716,040

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Intuitive Surgical, Inc. (a),(d)	16,910	$17,685,831
Lantheus Holdings, Inc. (a)	7,800	138,840
LeMaitre Vascular, Inc.	5,100	190,842
LivaNova PLC (a)	1,000	70,060
Luminex Corp. (b)	2,000	40,660
Masimo Corp. (a)	16,400	1,419,584
Medtronic PLC (d)	52,337	4,070,248
Meridian Bioscience, Inc.	7,700	110,110
Merit Medical Systems, Inc. (a),(b)	11,000	465,850
Mettler-Toledo International, Inc. (a)	2,200	1,377,552
MiMedx Group, Inc. (a)	29,400	349,272
Myriad Genetics, Inc. (a)	33,300	1,204,794
NxStage Medical, Inc. (a)	6,800	187,680
OraSure Technologies, Inc. (a),(b)	26,100	587,250
Orthofix International NV (a)	4,100	193,725
Oxford Immunotec Global PLC (a)	800	13,440
QIAGEN NV	28,076	884,394
Quidel Corp. (a)	2,900	127,194
RTI Surgical, Inc. (a)	7,400	33,670
SeaSpine Holdings Corp. (a)	200	2,244
STAAR Surgical Co. (a)	1,200	14,940
SurModics, Inc. (a),(b)	1,500	46,500
Tactile Systems Technology, Inc. (a)	100	3,095
Thermo Fisher Scientific, Inc.	400	75,680
Waters Corp. (a)	100	17,952
West Pharmaceutical Services, Inc.	400	38,504
Wright Medical Group NV (a)	4,399	113,802
Zimmer Holdings, Inc. (d)	199,640	23,375,847

		129,413,172

Metals & Mining — 0.1%
Alcoa Corp. (b)	92,101	4,293,749
Century Aluminum Co. (a)	5,500	91,190
Dominion Diamond Corp. (b)	7,300	103,514
Encore Wire Corp. (b)	700	31,342
Golden Star Resources Ltd. (a)	4,100	3,149
Harsco Corp. (a)	11,700	244,530
HudBay Minerals, Inc.	1,200	8,940
IAMGOLD Corp. (a)	10,900	66,490
Kinross Gold Corp. (a)	29,900	126,776
New Gold, Inc. (a)	114,800	425,908
Newmont Mining Corp.	17,500	656,425
Royal Gold, Inc.	4,400	378,576
Taseko Mines Ltd. (a)	1,000	1,850
Teck Resources Ltd. B Shares	38,600	814,074

		7,246,513

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — 0.4%
Abraxas Petroleum Corp. (a)	26,800	$50,384
Advantage Oil & Gas Ltd. (a),(b)	4,200	26,460
Baker Hughes a GE Co.	36,500	1,336,630
Bellatrix Exploration Ltd. (a)	60	170
Cabot Oil & Gas Corp.	22,200	593,850
Chevron Corp.	47,500	5,581,250
Cimarex Energy Co.	18,100	2,057,427
Civeo Corp. (a)	19,200	54,720
Concho Resources, Inc. (a)	1,200	158,064
CONSOL Energy, Inc. (a)	92,000	1,558,480
Dawson Geophysical Co. (a),(b)	840	3,805
Devon Energy Corp.	900	33,039
Diamond Offshore Drilling, Inc. (a)	16,200	234,900
EOG Resources, Inc.	5,700	551,418
Era Group, Inc. (a)	600	6,714
Evolution Petroleum Corp. (b)	2,500	18,000
Exterran Corp. (a)	3,100	97,991
Exxon Mobil Corp.	22,800	1,869,144
Geospace Technologies Corp. (a)	100	1,782
Gulf Island Fabrication, Inc. (b)	2,600	33,020
Hallador Energy Co.	600	3,432
Halliburton Co.	11,400	524,742
Helix Energy Solutions Group, Inc. (a),(b)	2,100	15,519
Independence Contract Drilling, Inc. (a)	7,600	28,880
ION Geophysical Corp. (a)	186	1,769
Marathon Oil Corp.	3,800	51,528
Marathon Petroleum Corp.	7,000	392,560
Matrix Service Co. (a),(b)	13,300	202,160
NACCO Industries, Inc. Class A	100	8,580
Natural Gas Services Group, Inc. (a)	1,200	34,080
Newpark Resources, Inc. (a),(b)	8,600	86,000
Obsidian Energy Ltd. (a)	4,500	4,725
Par Petroleum Corp. (a)	500	10,400
Parker Drilling Co. (a)	4,900	5,390
Peabody Energy Corp. (a)	200	5,802
Penn Virginia Corp. (a)	100	4,003
PHI, Inc. (a)	1,200	14,112
Phillips 66	6,900	632,109
Pioneer Energy Services Corp. (a)	14,100	35,955
SandRidge Energy, Inc. (a)	300	6,027
Tesco Corp. (a),(b)	4,200	22,890
Thermon Group Holdings, Inc. (a)	100	1,782
TransGlobe Energy Corp. (a),(b)	800	1,152
Transocean Ltd. (a)	194,300	2,090,668
TravelCenters of America LLC (a)	4,700	19,975
VAALCO Energy, Inc. (a)	3,200	2,624

		18,474,112

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Passenger Transportation — 0.1%
Alaska Air Group, Inc.	6,200	$472,874
Copa Holdings SA Class A	7,100	884,163
Hawaiian Holdings, Inc. (a),(b)	11,000	413,050
JetBlue Airways Corp. (a)	46,600	863,498
Spirit Airlines, Inc. (a),(b)	2,700	90,207
Student Transportation, Inc. (b)	4,100	24,518

		2,748,310

Real Estate — 0.5%
Alexander & Baldwin, Inc.	400	18,532
American Tower Corp. (b)	46,301	6,328,421
AvalonBay Communities, Inc. (b),(d)	2,480	442,482
Boston Properties, Inc. (b),(d)	2,576	316,539
CatchMark Timber Trust, Inc. Class A	600	7,566
CBRE Group, Inc. (a)	26,300	996,244
City Office REIT, Inc.	100	1,378
Colliers International Group, Inc.	1,100	54,670
CoreCivic, Inc.	13,300	356,041
Digital Realty Trust, Inc.	16	1,893
Equinix, Inc. (b),(d)	2,203	983,199
Equity Residential (b),(d)	6,949	458,147
Federal Realty Investment Trust	600	74,526
FirstService Corp.	1,500	98,715
Forestar Group, Inc. (a)	12,600	184,947
Gaming and Leisure Properties, Inc.	1,145	42,239
Getty Realty Corp.	7,200	205,992
Gladstone Commercial Corp. (b)	9,100	202,657
HCP, Inc.	5,100	141,933
InfraREIT, Inc.	8,200	183,434
JBG SMITH Properties (a),(b),(d)	73,733	2,522,406
Jones Lang LaSalle, Inc. (b)	7,900	975,650
Lexington Realty Trust	200	2,045
LTC Properties, Inc.	18	846
Marcus & Millichap, Inc. (a)	700	18,893
MedEquities Realty Trust, Inc.	900	10,575
MGM Growth Properties LLC Class A	18,901	570,999
Monmouth Real Estate Investment Corp. Class A (b)	1,700	27,523
One Liberty Properties, Inc.	1,600	38,976
Potlatch Corp.	300	15,300
Preferred Apartment Communities, Inc. Class A	12,600	237,888
Prologis, Inc. (b),(d)	10,154	644,373
Public Storage (b),(d)	2,713	580,555
Quality Care Properties, Inc. (a)	18,500	286,750
RE/MAX Holdings, Inc. Class A	23	1,462
Realogy Holdings Corp. (b)	28,500	939,075

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Saul Centers, Inc.	100	$6,191
SBA Communications Corp. (a)	24,500	3,529,225
Simon Property Group, Inc. (b),(d)	5,671	913,088
UDR, Inc.	3,500	133,105
UMH Properties, Inc.	2,200	34,210
Urstadt Biddle Properties, Inc. Class A (b)	3,500	75,950
Ventas, Inc. (b),(d)	6,470	421,391
Vornado Realty Trust (b),(d)	2,962	227,718
Welltower, Inc. (b),(d)	6,619	465,183
Xenia Hotels & Resorts, Inc.	300	6,315

		23,785,247

Recreation Facilities & Services — 0.1%
Drive Shack, Inc.	4,733	17,086
Live Nation Entertainment, Inc. (a)	58,400	2,543,320
Madison Square Garden Co. (The) (a)	1,500	321,150
Marcus Corp.	2,300	63,710
Speedway Motorsports, Inc. (b)	1,300	27,690

		2,972,956

Renewable Energy — 0.0%
Advanced Energy Industries, Inc. (a)	8,000	646,080
Ameresco, Inc. Class A (a),(b)	2,800	21,840
EnerSys	100	6,917
Pacific Ethanol, Inc. (a)	700	3,885
Renewable Energy Group, Inc. (a),(b)	17,800	216,270
SolarEdge Technologies, Inc. (a)	200	5,710

		900,702

Retail—Consumer Staples — 1.2%
Big Lots, Inc.	21,200	1,135,684
CVS Health Corp. (b)	44,200	3,594,344
Dollar General Corp. (b)	120,900	9,798,945
Dollar Tree, Inc. (a)	63,800	5,539,116
Five Below, Inc. (a)	5,400	296,352
Ingles Markets, Inc. Class A	4,100	105,370
Kroger Co.	444,700	8,920,682
Natural Grocers by Vitamin Cottage, Inc. (a)	1,600	8,928
Ollie’s Bargain Outlet Holdings, Inc. (a)	400	18,560
Smart & Final Stores, Inc. (a)	6,000	47,100
Target Corp.	229,200	13,525,092
Village Super Market, Inc. Class A	1,200	29,688
Wal-Mart Stores, Inc.	203,600	15,909,304
Walgreens Boots Alliance, Inc.	3,100	239,382

		59,168,547

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Retail—Discretionary — 2.1%
1-800-Flowers.com, Inc. Class A (a)	2,400	$23,640
Advance Auto Parts, Inc.	12,700	1,259,840
Amazon.com, Inc. (a),(b)	3,501	3,365,687
AutoZone, Inc. (a)	3,300	1,963,863
Barnes & Noble Education, Inc. (a)	8,600	55,986
Bassett Furniture Industries, Inc. (b)	900	33,930
Best Buy Co., Inc.	149,500	8,515,520
Big 5 Sporting Goods Corp. (b)	10,800	82,620
Burlington Stores, Inc. (a)	34,400	3,283,824
CarMax, Inc. (a)	8,500	644,385
Children’s Place, Inc.	100	11,835
Christopher & Banks Corp. (a)	100	136
Citi Trends, Inc. (b)	2,800	55,636
Container Store Group, Inc. (a)	5,100	21,471
Copart, Inc. (a)	200	6,874
Destination Maternity Corp. (a)	500	835
Destination XL Group, Inc. (a)	2,499	4,748
Dick’s Sporting Goods, Inc.	40,500	1,093,905
eBay, Inc. (a)	17,300	665,358
Etsy, Inc. (a)	100	1,692
EVINE Live, Inc. (a),(b)	1,700	1,768
Express, Inc. (a)	36,100	244,036
Ezcorp, Inc. Class A (a)	6,900	65,550
Foot Locker, Inc.	39,100	1,377,102
GameStop Corp. Class A	50,600	1,045,396
Gap, Inc.	40,400	1,193,012
Genesco, Inc. (a)	9,900	263,340
GMS, Inc. (a)	5,500	194,700
Haverty Furniture Cos., Inc.	2,700	70,605
Hibbett Sports, Inc. (a)	10,200	145,350
Home Depot, Inc. (b)	121,600	19,888,896
HSN, Inc.	10,200	398,310
Kirkland’s, Inc. (a),(b)	7,400	84,582
Kohl’s Corp.	84,200	3,843,730
La-Z-Boy, Inc.	500	13,450
Liberty Interactive Corp. Class A (a),(b)	86,904	2,048,327
Liquidity Services, Inc. (a),(b)	4,300	25,370
Lowe’s Cos., Inc. (b)	236,700	18,921,798
Michaels Cos., Inc. (a)	2,100	45,087
Nordstrom, Inc.	25,500	1,202,325
Ross Stores, Inc. (b)	146,600	9,465,962
Rush Enterprises, Inc. Class A (a)	2,800	129,612
Sears Hometown and Outlet Stores, Inc. (a)	100	255
Shoe Carnival, Inc.	4,400	98,472
Stein Mart, Inc. (b)	4,800	6,240
Tiffany & Co.	600	55,277

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Tile Shop Holdings, Inc.	8,000	$101,600
Tilly’s, Inc. Class A	6,800	81,532
TJX Cos., Inc.	133,500	9,842,955
Tractor Supply Co.	61,100	3,867,019
Tuesday Morning Corp. (a)	500	1,600
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b)	29,700	6,713,982
Urban Outfitters, Inc. (a)	9,900	236,610
Vera Bradley, Inc. (a)	13,000	114,530
Vitamin Shoppe, Inc. (a)	3,900	20,865
Williams-Sonoma, Inc.	28,600	1,425,996

		104,327,026

Semiconductors — 1.9%
Alpha & Omega Semiconductor Ltd. (a),(b)	4,600	75,854
Amkor Technology, Inc. (a),(b)	60,000	633,000
Applied Materials, Inc. (b)	163,800	8,532,342
Axcelis Technologies, Inc. (a)	8,050	220,167
Broadcom Ltd. (b)	60,100	14,576,654
Brooks Automation, Inc.	700	21,252
Cabot Microelectronics Corp.	4,500	359,685
CEVA, Inc. (a),(b)	3,500	149,800
Cohu, Inc. (b)	10,300	245,552
Diodes, Inc. (a)	1,300	38,909
DSP Group, Inc. (a),(b)	2,600	33,800
Electro Scientific Industries, Inc. (a)	13,200	183,744
Entegris, Inc. (a)	10,000	288,500
FormFactor, Inc. (a)	3,461	58,318
II-VI, Inc. (a)	1,300	53,495
Intel Corp.	110,519	4,208,564
IXYS Corp. (a)	10,300	244,110
Kemet Corp. (a),(b)	23,900	505,007
KLA-Tencor Corp. (b)	45,800	4,854,800
Lam Research Corp. (b)	73,500	13,600,440
Lattice Semiconductor Corp. (a)	100	517
Marvell Technology Group Ltd.	158,700	2,840,730
Maxim Integrated Products, Inc.	71,700	3,420,807
Maxwell Technologies, Inc. (a)	1,300	6,669
Microchip Technology, Inc.	2,724	244,561
Micron Technology, Inc. (a)	515,700	20,282,481
Nanometrics, Inc. (a)	5,100	146,880
ON Semiconductor Corp. (a),(b)	89,700	1,656,759
Park Electrochemical Corp.	1,900	35,150
Photronics, Inc. (a),(b)	23,100	204,435
Pixelworks, Inc. (a)	7,100	33,441
Qorvo, Inc. (a),(c)	144,234	10,194,459
Qualcomm, Inc.	5,300	274,752
Rambus, Inc. (a)	28,000	373,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Rudolph Technologies, Inc. (a),(b)	10,200	$268,260
Semtech Corp. (a)	3,300	123,915
Sigma Designs, Inc. (a)	2,600	16,380
SMART Global Holdings, Inc. (a)	500	12,598
Synaptics, Inc. (a)	3,100	121,458
Teradyne, Inc.	81,600	3,042,864
Texas Instruments, Inc.	14,700	1,317,708
Ultra Clean Holdings, Inc. (a)	12,100	370,502
Universal Display Corp.	2,400	309,240
Veeco Instruments, Inc. (a)	3,230	69,122
Vishay Intertechnology, Inc.	1,400	26,320
Xperi Corp.	100	2,511

		94,280,312

Software — 1.8%
Actua Corp. (a)	600	9,180
Adobe Systems, Inc. (a)	40,756	6,079,980
Agilysys, Inc. (a),(b)	700	8,365
Akamai Technologies, Inc. (a),(b)	50,700	2,470,104
Allscripts Healthcare Solutions, Inc. (a)	16,900	240,487
Amber Road, Inc. (a)	3,700	28,416
Appfolio, Inc. (a)	5,600	268,520
Aspen Technology, Inc. (a)	11,000	690,910
Autodesk, Inc. (a),(b)	63,972	7,181,497
Avid Technology, Inc. (a)	800	3,632
Bazaarvoice, Inc. (a)	13,200	65,340
Black Knight Financial Services, Inc. Class A (a)	1,100	47,355
Brightcove, Inc. (a)	8,100	58,320
Cadence Design Systems, Inc. (a)	18,500	730,195
Calix, Inc. (a),(b)	4,200	21,210
Carbonite, Inc. (a),(b)	1,700	37,400
CDK Global, Inc.	18,401	1,160,919
ChannelAdvisor Corp. (a)	3,400	39,100
Citrix Systems, Inc. (a)	30,300	2,327,646
CommerceHub, Inc. (a)	2,500	53,375
CommVault Systems, Inc. (a),(b)	5,800	352,640
Coupa Software, Inc. (a)	5,000	155,750
Descartes Systems Group, Inc. (a)	100	2,710
Digi International, Inc. (a),(b)	3,000	31,800
Electronic Arts, Inc. (a)	52,400	6,186,344
Everbridge, Inc. (a)	200	5,284
Exa Corp. (a)	300	7,254
FireEye, Inc. (a)	800	13,504
Five9, Inc. (a)	22,700	542,530
Fortinet, Inc. (a)	5,700	204,288
Guidewire Software, Inc. (a)	3,100	241,366
HubSpot, Inc. (a)	6,800	571,540

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Imperva, Inc. (a)	4,700	$203,980
InnerWorkings, Inc. (a),(b)	5,900	66,375
Instructure, Inc. (a)	300	9,945
Intuit, Inc.	40,800	5,799,312
Limelight Networks, Inc. (a),(b)	15,000	59,550
LivePerson, Inc. (a)	6,200	84,010
Microsoft Corp. (b)	138,976	10,352,323
MicroStrategy, Inc. Class A (a),(b)	2,700	344,817
Mimecast Ltd. (a)	2,900	82,418
MINDBODY, Inc. Class A (a)	17,800	460,130
Mitek Systems, Inc. (a)	100	960
Model N, Inc. (a),(b)	800	11,960
Monotype Imaging Holdings, Inc. (b)	4,400	84,700
New Relic, Inc. (a)	14,600	727,080
Nuance Communications, Inc. (a)	67,800	1,065,816
Palo Alto Networks, Inc. (a)	6,400	922,240
PDF Solutions, Inc. (a),(b)	1,100	17,039
Pegasystems, Inc.	2,000	115,300
Progress Software Corp.	13,500	515,295
Proofpoint, Inc. (a)	19,900	1,735,678
PROS Holdings, Inc. (a)	300	7,239
PTC, Inc. (a),(b)	98,529	5,545,212
QAD, Inc. Class A (b)	1,500	51,525
Quality Systems, Inc. (a)	8,500	133,705
Qualys, Inc. (a)	500	25,900
Rapid7, Inc. (a)	1,100	19,360
Red Hat, Inc. (a)	40,300	4,467,658
Rosetta Stone, Inc. (a)	3,800	38,798
salesforce.com, Inc. (a)	2,800	261,576
Seachange International, Inc. (a)	2,600	7,124
ServiceNow, Inc. (a)	32,900	3,866,737
Splunk, Inc. (a)	1,600	106,288
SPS Commerce, Inc. (a)	200	11,342
Symantec Corp.	13,700	449,497
Synchronoss Technologies, Inc. (a)	20,400	190,332
Synopsys, Inc. (a)	24,600	1,981,038
Tableau Software, Inc. Class A (a)	19,500	1,460,355
Take-Two Interactive Software, Inc. (a)	51,000	5,213,730
Varonis Systems, Inc. (a)	11,200	469,280
VASCO Data Security International, Inc. (a)	700	8,435
Veeva Systems, Inc. Class A (a)	3,800	214,358
Verint Systems, Inc. (a)	400	16,740
VMware, Inc. Class A (a),(b)	54,400	5,939,936
Workday, Inc. Class A (a)	41,100	4,331,529
Workiva, Inc. (a)	4,900	102,165
Zynga, Inc. Class A (a)	388,300	1,467,774

		88,883,522

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Software & Services — 0.1%
AutoWeb, Inc. (b)	3,500	$24,115
iPayment Holdings, Inc. (d),(j),(p)	5,515,208	2,757,604

		2,781,719

Specialty Finance — 0.6%
AG Mortgage Investment Trust, Inc.	7,100	136,604
AGNC Investment Corp. (b)	155,638	3,374,232
Aircastle Ltd.	300	6,729
Annaly Capital Management, Inc.	76,500	932,535
Anworth Mortgage Asset Corp.	19,600	117,796
Arbor Realty Trust, Inc. (b)	15,800	129,560
Cardtronics PLC (a)	15,200	349,752
Consumer Portfolio Services, Inc. (a),(b)	1,400	6,384
Discover Financial Services	10,700	689,936
Dynex Capital, Inc.	17,200	125,044
Ellington Residential Mortgage REIT (b)	2,200	31,944
Euronet Worldwide, Inc. (a)	5,000	473,950
Everi Holdings, Inc. (a)	33,300	252,747
First American Financial Corp.	2,500	124,925
First Data Corp. Class A (a)	178,300	3,216,532
Global Payments, Inc.	3,166	300,865
Great Ajax Corp.	400	5,636
Green Dot Corp. Class A (a)	13,600	674,288
Invesco Mortgage Capital, Inc.	8,733	149,596
Ladder Capital Corp.	1,155	15,916
LendingTree, Inc. (a)	3,800	928,910
Liberty Tax, Inc.	300	4,320
MasterCard, Inc. Class A	90,300	12,750,360
Meta Financial Group, Inc. (b)	1,600	125,440
MFA Financial, Inc.	35,700	312,732
MTGE Investment Corp.	12,600	244,440
NewStar Financial, Inc.	1,100	12,914
PayPal Holdings, Inc. (a)	9,900	633,897
PennyMac Mortgage Investment Trust	4,100	71,299
PHH Corp. (a)	600	8,358
Planet Payment, Inc. (a)	1,500	6,435
Redwood Trust, Inc.	3,400	55,386
Square, Inc. (a)	90,500	2,607,305
Starwood Property Trust, Inc.	10,300	223,716
Sutherland Asset Management Corp.	155	2,434
Synchrony Financial	700	21,735
Total System Services, Inc.	200	13,100
Visa, Inc. A Shares	23,100	2,431,044
Western Union Co.	10,100	193,920
World Acceptance Corp. (a)	400	33,156

		31,795,872

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.4%
Black Box Corp.	4,100	$13,325
Bottomline Technologies, Inc. (a)	1,700	54,111
CACI International, Inc. Class A (a)	100	14,053
Cognizant Technology Solutions Corp. Class A	104,800	7,602,192
Conduent, Inc. (a)	46,000	720,820
Convergys Corp.	13,500	349,515
CoreLogic, Inc. (a)	400	18,635
CPI Card Group, Inc.	1,600	1,888
Dell Technologies, Inc.—VMware, Inc. Class V (a),(b),(d)	84,147	6,496,990
DMC Global, Inc. (b)	1,300	21,970
DST Systems, Inc.	400	21,952
DXC Technology Co.	2,801	240,550
Engility Holdings, Inc. (a)	1,200	41,616
Equifax, Inc.	16,100	1,706,439
Evertec, Inc.	12,300	194,955
ExlService Holdings, Inc. (a)	100	5,832
FactSet Research Systems, Inc.	381	68,717
Forrester Research, Inc.	200	8,370
Genpact Ltd. (b)	2,600	74,750
ICF International, Inc. (a)	1,300	70,135
Luxoft Holding, Inc. (a)	2,000	95,600
ManTech International Corp. Class A	2,400	105,960
MSCI, Inc.	5,900	689,710
NIC, Inc.	4,500	77,175
Perficient, Inc. (a)	1,700	33,439
PFSweb, Inc. (a)	2,100	17,535
Sabre Corp. (b)	119,800	2,168,380
ServiceSource International, Inc. (a)	9,200	31,832
Sykes Enterprises, Inc. (a)	200	5,832
Syntel, Inc.	6,400	125,760
TeleTech Holdings, Inc.	600	25,050
Travelport Worldwide Ltd.	49,500	777,150

		21,880,238

Telecommunications — 0.0%
Consolidated Communications Holdings, Inc.	4,224	80,594
EchoStar Corp. Class A (a)	2,200	125,906
General Communication, Inc. Class A (a),(b)	3,900	159,081
Gogo, Inc. (a)	5,900	69,679
Hawaiian Telcom Holdco, Inc. (a),(b)	700	20,874
IDT Corp. Class B (b)	6,000	84,480
Internap Network Services Corp. (a),(b)	38,400	167,040
Level 3 Communications, Inc. (a)	20	1,066
RigNet, Inc. (a)	600	10,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
RingCentral, Inc. Class A (a)	28,000	$1,169,000
Spok Holdings, Inc. (b)	3,200	49,120
Zix Corp. (a),(b)	10,400	50,856

		1,988,016

Transportation & Logistics — 0.4%
Air Transport Services Group, Inc. (a),(b)	16,400	399,176
ArcBest Corp.	7,400	247,530
Atlas Air Worldwide Holdings, Inc. (a)	500	32,900
Covenant Transportation Group, Inc. Class A (a)	1,000	28,980
FedEx Corp. (b)	40,600	9,158,548
Hub Group, Inc. Class A (a)	1,900	81,605
International Seaways, Inc. (a)	4,100	80,770
JB Hunt Transport Services, Inc.	3,900	433,212
Kansas City Southern	36,100	3,923,348
Marten Transport Ltd.	7,033	144,528
ModusLink Global Solutions, Inc. (a),(b)	2,100	3,948
Navios Maritime Acquisition Corp. (b)	6,500	7,930
Roadrunner Transportation Systems, Inc. (a)	4,400	41,932
Ryder System, Inc. (b)	22,400	1,893,920
Saia, Inc. (a),(b)	6,100	382,165
Schneider National, Inc.—Class B	2,100	53,130
TOP Ships, Inc. (a)	3,372	1,029
Union Pacific Corp.	1,100	127,567
United Parcel Service, Inc. Class B	10,100	1,212,909
USA Truck, Inc. (a),(b)	2,200	30,910

		18,286,037

Transportation Equipment — 0.1%
Allison Transmission Holdings, Inc.	6,700	251,451
American Railcar Industries, Inc.	1,100	42,460
Blue Bird Corp. (a)	700	14,420
Commercial Vehicle Group, Inc. (a)	13,900	102,165
Cummins, Inc.	17,300	2,906,919
Meritor, Inc. (a)	25,200	655,452
PACCAR, Inc.	800	57,872
Spartan Motors, Inc.	700	7,735
WABCO Holdings, Inc. (a)	2,700	399,600

		4,438,074

Utilities — 0.0%
Ameren Corp.	2,000	115,680
CenterPoint Energy, Inc.	2,800	81,788
Consolidated Water Co. Ltd.	1,600	20,480
Edison International	100	7,717
Great Plains Energy, Inc.	2,100	63,630
Just Energy Group, Inc.	5,400	31,374
NorthWestern Corp.	1,300	74,022

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
NRG Energy, Inc.	65,900	$1,686,381
UGI Corp.	100	4,708

		2,085,780

Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (a)	13,300	335,027
Advanced Emissions Solutions, Inc.	100	1,090
Casella Waste Systems, Inc. Class A (a),(b)	12,600	236,880
Ceco Environmental Corp.	900	7,614
Heritage-Crystal Clean, Inc. (a)	1,000	21,750
Republic Services, Inc.	22,500	1,486,350
Stericycle, Inc. (a)	13,900	995,518
Waste Connections, Inc.	2,634	184,275
Waste Management, Inc.	23,300	1,823,691

		5,092,195

Total North America		1,277,467,768

Oceania — 0.0%
Media — 0.0%
Zhaopin Ltd. ADR (a),(b)	1,440	26,208

Software — 0.0%
Atlassian Corp. PLC Class A (a)	21,000	738,150

Total Oceania		764,358

South America — 0.4%
Aerospace & Defense — 0.0%
Embraer SA ADR	3,100	70,091

Banking — 0.1%
Banco Bradesco SA ADR	18,903	209,256
Banco Santander Brasil SA ADR	21,700	189,658
Credicorp Ltd.	11,300	2,316,726
Itau Unibanco Holding SA ADR	57,360	785,832

		3,501,472

Chemicals — 0.0%
Braskem SA ADR	17,800	475,972
Sociedad Quimica y Minera de Chile SA ADR	23,500	1,308,010

		1,783,982

Consumer Products — 0.0%
Adecoagro SA (a)	36,400	393,120

Forest & Paper Products — 0.0%
Fibria Celulose SA ADR	1,100	14,894

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	28,000	$281,400

Iron & Steel — 0.2%
Gerdau SA ADR	1,600	5,488
Vale SA ADR	831,100	8,369,177

		8,374,665

Passenger Transportation — 0.0%
Avianca Holdings SA ADR	4,000	31,040

Retail—Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR (a)	6,000	142,020

Retail—Discretionary — 0.1%
MercadoLibre, Inc.	10,200	2,641,086

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,400	14,644
Cia Energetica de Minas Gerais ADR (b)	39,400	97,712
Cia Paranaense de Energia ADR	600	5,316
Empresa Nacional de Electricidad SA ADR	1,500	39,540

		157,212

Total South America		17,390,982

TOTAL COMMON STOCK (COST $1,308,471,737)		1,434,867,959

PREFERRED STOCK — 3.4%
Asia — 3.3%
Financial Services — 3.2%
Mandatory Exchangeable Trust 5.75%, 06/03/19 (b),(d),(r)	844,016	165,528,418

Hardware — 0.1%
Samsung Electronics Co. Ltd. Preference Shares (r)	1,980	3,564,640

Total Asia		169,093,058

North America — 0.1%
Software & Services — 0.1%
iPayment Holdings, Inc. (d),(j),(p),(r)	35,320	3,532,000

Total North America		3,532,000

TOTAL PREFERRED STOCK (COST $143,689,569)		172,625,058

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.7%
North America — 4.7%
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 4.66%, 07/15/26 (d),(e),(f)	$4,500,000	$4,534,780
Allegro CLO Ltd., Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 4.76%, 01/30/26 (d),(e),(f)	5,000,000	5,018,255
Allegro Ltd., 3 mo. USD LIBOR + 3.85%, 5.16%, 01/21/27 (d),(e),(f)	1,900,000	1,895,917
ALM Loan Funding, Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 5.34%, 10/15/28 (d),(e),(f)	1,000,000	1,012,817
ALM XIV Ltd., Series 2014-14A, Class D, 3 mo. USD LIBOR + 4.85%, 6.16%, 07/28/26 (d),(e),(f)	1,000,000	984,955
Apidos CLO, Series 2014-18A, Class D, 3 mo. USD LIBOR + 5.20%, 6.51%, 07/22/26 (d),(e),(f)	2,000,000	2,001,996
ARES CLO Ltd.,
Series 2013-1A, Class D, 3 mo. USD LIBOR + 3.75%, 5.05%, 04/15/25 (d),(e),(f)	2,350,000	2,361,012
Series 2013-1A, Class E, 3 mo. USD LIBOR + 5.00%, 6.30%, 04/15/25 (d),(e),(f)	1,925,000	1,918,001
Avery Point CLO Ltd., Series 2014-5A, Class DR, 4.40%, 07/17/26 (d),(e),(f)	1,000,000	1,004,326
Babson CLO Ltd.,
Series 2013-IA, Class D, 3 mo. USD LIBOR + 3.50%, 4.81%, 04/20/25 (d),(e),(f)	3,200,000	3,230,182
Series 2015-2A, Class E, 3 mo. USD LIBOR + 5.55%, 6.86%, 07/20/27 (d),(e),(f)	1,500,000	1,492,500
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2, 1 mo. USD LIBOR + .28%, 1.52%, 01/25/37 (d),(f)	1,690,372	1,635,788
Series 2007-2, Class A2, 1 mo. USD LIBOR + .32%, 1.56%, 01/25/47 (d),(f)	2,762,582	2,707,745
Benefit Street Partners CLO Ltd., Series 2012-IA, Class DR, 3 mo. USD LIBOR + 6.50%, 7.80%, 10/15/25 (d),(e),(f)	2,000,000	1,991,082
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 3.50%, 4.82%, 05/15/25 (d),(e),(f)	1,900,000	1,901,292
Series 2014-4A, Class E, 3 mo. USD LIBOR + 5.20%, 6.50%, 10/15/26 (d),(e),(f)	1,500,000	1,513,755

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Carlyle Global Market Strategies Ltd.,
Series 2014-1A, Class D, 3 mo. USD LIBOR + 3.45%, 4.75%, 04/17/25 (d),(e),(f)	$1,700,000	$1,697,766
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 1 mo. USD LIBOR + .10%, 1.34%, 08/25/36 (d),(f)	208,345	207,377
Catamaran CLO Ltd.,
Series 2014-1A, Class C, 3 mo. USD LIBOR + 3.25%, 4.56%, 04/20/26 (d),(e),(f)	3,100,000	3,069,468
Series 2015-1A, Class D, 3 mo. USD LIBOR + 3.65%, 4.96%, 04/22/27 (d),(e),(f)	1,000,000	1,005,373
Cathedral Lake Ltd., Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.65%, 4.95%, 01/15/26 (d),(e),(f)	1,000,000	1,004,683
CIFC Funding Ltd.,
Series 2012-3A, Class B1R, 3 mo. USD LIBOR + 4.00%, 5.31%, 01/29/25 (d),(e),(f)	1,500,000	1,497,789
Series 2014-4A, Class D, 3 mo. USD LIBOR + 3.40%, 4.70%, 10/17/26 (d),(e),(f)	1,200,000	1,197,184
Series 2015-4A, Class D, 3 mo. USD LIBOR + 5.50%, 6.81%, 10/20/27 (d),(e),(f)	1,000,000	981,672
Covenant Credit Partners CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 3.65%, 4.95%, 10/17/26 (d),(e),(f)	6,000,000	6,006,228
Series 2017-1A, Class D, 5.13%, 10/15/29 (d),(e),(f)	2,000,000	1,953,152
Credit Suisse Mortgage Trust,
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (d),(e),(g)	5,853,659	5,906,717
Series 2015-RPL5, Class A1, 3.42%, 11/26/55 (b),(d),(e)	30,455,218	30,514,514
Denali Capital CLO Ltd.,
Series 2013-1A, Class B2LR, 1.00%, 10/26/27 (d),(e),(f)	1,000,000	914,300
Series 2013-1A, Class B2L, 3 mo. USD LIBOR + 4.75%, 6.06%, 04/28/25 (d),(e),(f)	1,000,000	1,000,000
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(d),(e)	5,300,000	5,446,142
Series 2015-DA, Class C, 3.38%, 11/15/21 (d),(e)	4,934,421	4,979,719
Series 2015-DA, Class D, 4.59%, 01/17/23 (d),(e)	2,500,000	2,583,382
Dryden Senior Loan Fund, Series 2014-36A, Class DR, 3 mo. USD LIBOR + 4.24%, 5.54%, 01/15/28 (d),(e),(f)	5,000,000	5,054,765

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
DT Auto Owner Trust,
Series 2015-1A, Class D, 4.26%, 02/15/22 (d),(e)	$1,000,000	$1,012,988
Series 2016-1A, Class D, 4.66%, 12/15/22 (d),(e)	3,000,000	3,069,987
Exeter Automobile Receivables Trust,
Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(d),(e)	3,000,000	3,067,599
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(e)	2,700,000	2,762,637
Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(d),(e)	1,900,000	1,927,837
Series 2016-3A, Class C, 4.22%, 06/15/22 (d),(e)	2,000,000	2,041,094
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (d),(e)	1,800,000	1,828,150
Flatiron CLO Ltd., Series 2007-1A, Class E, 3 mo. USD LIBOR + 5.00%, 6.30%, 10/15/21 (d),(e),(f)	1,500,000	1,491,268
Gallatin Loan Management, 1.00%, 07/15/27 (d),(f)	2,000,000	1,985,000
Garrison Funding Ltd., Series 2015-1A, Class CR, 1.00%, 09/21/29 (d),(e),(f)	2,000,000	2,006,390
Golub Capital Partners CLO Ltd., Series 2015-22A, Class C, 3 mo. USD LIBOR + 4.15%, 5.47%, 02/20/27 (d),(e),(f)	1,200,000	1,212,193
Greywolf CLO Ltd.,
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.20%, 4.51%, 04/22/26 (d),(e),(f)	1,000,000	1,009,243
Series 2014-1A, Class D, 3 mo. USD LIBOR + 5.10%, 6.41%, 04/22/26 (d),(e),(f)	6,300,000	6,358,395
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 3 mo. USD LIBOR + 3.50%, 4.81%, 04/28/25 (b),(d),(e),(f)	1,800,000	1,760,386
Jamestown CLO Ltd.,
Series 2015-7A, Class C, 3 mo. USD LIBOR + 3.75%, 5.06%, 07/25/27 (d),(e),(f)	4,600,000	4,590,073
Series 2015-7A, Class D, 3 mo. USD LIBOR + 5.50%, 6.81%, 07/25/27 (d),(e),(f)	1,100,000	1,058,870
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 3 mo. USD LIBOR + 4.20%, 5.51%, 01/20/29 (d),(e),(f)	1,000,000	1,014,117
Series 2014-14A, Class DR, 3 mo. USD LIBOR + 3.25%, 4.56%, 07/20/26 (d),(e),(f)	1,000,000	998,351
Nationstar HECM Loan Trust,
Series 2016-2A, Class M2, 6.54%, 06/25/26 (d),(e),(f)	1,693,000	1,705,623

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-3A, Class M2, 5.68%, 08/25/26 (d),(e)	$1,217,000	$1,237,901
Series 2017-1A, Class M2, 4.70%, 05/25/27 (d),(e)	1,480,000	1,496,982
Series 2017-2A, Class M2, 3.97%, 09/25/27 (d),(e),(f)	4,070,000	4,069,996
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 1 mo. USD LIBOR + .13%, 1.37%, 06/25/37 (b),(d),(f)	37,204	37,204
Nelder Grove CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 4.10%, 5.41%, 08/28/26 (d),(e),(f)	3,000,000	2,995,212
Neuberger Berman CLO Ltd., Series 2014-16A, Class D, 3 mo. USD LIBOR + 3.35%, 4.65%, 04/15/26 (d),(e),(f)	1,000,000	999,960
Northwoods Capital Ltd., Series 2014-12A, Class DR, 3 mo. USD LIBOR + 3.60%, 4.92%, 09/15/25 (d),(e),(f)	3,000,000	3,031,770
NYMT Residential LLC, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (d),(e)	3,781,253	3,797,833
Ocean Trails CLO,
Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.60%, 4.90%, 10/13/26 (d),(e),(f)	1,250,000	1,259,598
Series 2014-5A, Class E, 3 mo. USD LIBOR + 5.35%, 6.65%, 10/13/26 (d),(e),(f)	2,000,000	1,994,970
Octagon Investment Partners Ltd.,
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 3.48%, 4.79%, 12/16/24 (d),(e),(f)	1,000,000	1,000,463
Series 2014-1A, Class E1, 3 mo. USD LIBOR + 5.25%, 6.56%, 11/25/25 (d),(e),(f)	800,000	793,048
Series 2014-1A, Class D, 3 mo. USD LIBOR + 6.60%, 7.91%, 11/14/26 (d),(e),(f)	2,000,000	2,020,682
OFSI Fund Ltd., Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 6.55%, 04/17/25 (d),(e),(f)	1,900,000	1,896,960
OFSI Fund VII Ltd., Series 2014-7A, Class DR, 1.00%, 10/18/26 (d),(e),(f)	2,000,000	2,000,000
OHA Credit Partners Ltd., Series 2013-9A, Class E, 3 mo. USD LIBOR + 5.00%, 6.31%, 10/20/25 (d),(e),(f)	1,000,000	1,002,959
OneMain Financial Issuance Trust,
Series 2015-1A, Class D, 6.63%, 03/18/26 (d),(e)	1,500,000	1,535,469
Series 2017-1A, Class D, 4.52%, 09/14/32 (d),(e)	3,500,000	3,477,652

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
OZLM Funding Ltd.,
Series 2012-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 5.31%, 10/30/27 (d),(e),(f)	$1,500,000	$1,520,634
Series 2013-5A, Class D, 3 mo. USD LIBOR + 4.75%, 6.05%, 01/17/26 (b),(d),(e),(f)	2,050,000	2,054,785
OZLM Ltd.,
Series 2015-12A, Class C, 3 mo. USD LIBOR + 3.70%, 5.01%, 04/30/27 (d),(e),(f)	1,500,000	1,508,976
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 6.76%, 07/30/27 (d),(e),(f)	1,100,000	1,054,693
Preston Ridge Partners Mortgage LP, Series 2016-1A, Class A1, 4.00%, 09/27/21 (d),(e)	5,219,001	5,219,027
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 5.21%, 10/30/26 (d),(e),(f)	7,000,000	7,088,004
Sound Point CLO Ltd.,
Series 2014-1A, Class D, 3 mo. USD LIBOR + 3.40%, 4.70%, 04/18/26 (d),(e),(f)	1,200,000	1,197,244
Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.55%, 4.86%, 07/20/27 (d),(e),(f)	2,300,000	2,302,937
TICP CLO Ltd., Series 2016-6A, Class D, 3 mo. USD LIBOR + 4.20%, 5.50%, 01/15/29 (d),(e),(f)	1,000,000	1,014,777
Venture CDO Ltd.,
Series 2014-16A, Class B1L, 3 mo. USD LIBOR + 3.45%, 4.75%, 04/15/26 (b),(d),(e),(f)	4,000,000	4,025,428
Series 2014-18A, Class D, 3 mo. USD LIBOR + 3.75%, 5.05%, 10/15/26 (d),(e),(f)	1,000,000	997,655
Series 2014-19A, Class D, 3 mo. USD LIBOR + 4.00%, 5.30%, 01/15/27 (b),(d),(e),(f)	2,500,000	2,530,740
Venture CLO Ltd., Series 2013-14A, Class DR, 5.32%, 08/28/29 (d),(e),(f)	4,000,000	4,012,908
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (d),(e)	2,341,063	2,348,074
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(d),(e)	621,401	623,231
Series 2017-NPL4, Class A1, 3.38%, 04/25/47 (d),(e)	1,499,460	1,506,499
Series 2017-NPL6 SEQ, Class A1, 3.25%, 05/25/47 (d),(e)	898,341	903,029
Series 2017-NPL7 SEQ, Class A1, 3.25%, 04/25/59 (d),(e)	1,208,845	1,213,714
Series 2017-NPL9 SEQ, Class A1, 3.13%, 09/25/47 (d),(e)	2,000,000	2,000,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Vibrant CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.65%, 4.96%, 04/20/26 (d),(e),(f)	$3,000,000		$3,008,160
Voya CLO Ltd.,
Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.50%, 4.80%, 04/15/24 (b),(d),(e),(f)	1,900,000		1,895,474
Series 2013-1A, Class D, 3 mo. USD LIBOR + 5.00%, 6.30%, 04/15/24 (d),(e),(f)	1,000,000		1,002,558
West CLO Ltd., Series 2012-1A, Class D, 3 mo. USD LIBOR + 6.50%, 7.81%, 10/30/23 (d),(e),(f)	1,000,000		999,518

TOTAL ASSET-BACKED SECURITIES (COST $230,919,232)			235,801,559

CONVERTIBLE BONDS — 1.5%
Europe — 1.3%
Oil & Gas Services & Equipment — 0.0%
CGG SA REG S, 1.75%, 01/01/20	18,793,800	EUR	466,460

Pharmaceuticals — 1.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (b),(d),(e)	23,000,000	EUR	33,419,652
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19	17,300,000	EUR	25,137,390

			58,557,042

Real Estate — 0.1%
Deutsche Wohnen AG REG S, 0.33%, 07/26/24	3,800,000	EUR	4,601,256

Total Europe			63,624,758

Middle East — 0.2%
Financial Services — 0.2%
Volcan Holdings PLC REG S, 4.13%, 04/11/20	2,700,000	GBP	3,835,078
Volcan Holdings II PLC, 3.88%, 10/10/20	6,900,000	GBP	9,234,439

Total Middle East			13,069,517

TOTAL CONVERTIBLE BONDS (COST $61,215,594)			76,694,275

BANK DEBT — 0.5%
Europe — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 0.00%, 01/02/18 (d),(j),(m),(p)	$1,563,903		46,917

Oil, Gas & Coal — 0.0%
W3 Co., 1 mo. LIBOR + 6.00%, 7.23%, 03/08/22 (d),(j)	1,113,758		1,111,898

Total Europe			1,158,815

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
North America — 0.5%
Advertising & Marketing — 0.0%
Checkout Holdings Corp., 1 mo. LIBOR + 3.500%, 4.74%, 04/09/21 (d),(j)	$28,975		$24,254

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (d),(i),(j),(m),(p)	11,000,000		41,800
0.00%, 08/15/15 (d),(i),(j),(m),(p)	882,886	EUR	7,826

			49,626

Coal Operations — 0.0%
Blackhawk Mining LLC, 2 mo. LIBOR + 9.500%, 10.78%, 02/14/22 (d),(j)	$1,822,287		1,668,049

Consumer Finance — 0.0%
Ocwen LN Servicing LLC, 1 mo. LIBOR + 5.000%, 6.23%, 12/05/20 (d),(j)	520,125		518,336

Consumer Products — 0.0%
KIK Custom Products, Inc., 1 mo. LIBOR + 4.500%, 5.74%, 08/26/22 (d)	1,305,661		1,317,359

Containers & Packaging — 0.1%
BWAY Holding Co., 1 mo. LIBOR + 3.250%, 4.48%, 04/03/24 (d),(j)	1,775,711		1,779,831
Consolidated Container Co., 1 mo. LIBOR + 3.500%, 4.74%, 05/22/24 (d),(j)	93,897		94,406

			1,874,237

Financial Services — 0.0%
UFC Holdings LLC, 1 mo. LIBOR + 3.250%, 4.49%, 08/18/23 (d),(j)	1,214,488		1,218,848

Hardware — 0.0%
Western Digital Corp., 1 mo. LIBOR + 2.750%, 3.99%, 04/29/23 (d)	651,535		654,955

Machinery — 0.1%
Engineered Machinery Holdings, Inc.,
3 mo. LIBOR + 3.250%, 4.28%, 07/19/24 (d),(j),(p)	22,929		22,929
2 mo. LIBOR + 3.250%, 4.56%, 07/19/24 (d),(j),(p)	229,284		229,284
UNFND + 7.250%, 7.41%, 07/18/25 (d),(j),(p)	4,961		4,980
3 mo. LIBOR + 7.250%, 8.56%, 07/18/25 (d),(j),(p)	347,291		348,594

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Gardner Denver, Inc.,
EURIBOR + 3.000%, 3.00%, 07/30/24 (d),(j)	793,379	EUR	$934,178
3 mo. LIBOR + 2.750%, 4.08%, 07/30/24 (d),(j)	$2,618,149		2,620,453

			4,160,418

Medical Equipment & Devices Manufacturing — 0.1%
Ortho Clinical Diagnostics SA, 3 mo. LIBOR + 3.750%, 5.08%, 06/30/21 (d),(j),(p)	2,199,273		2,204,551

Metals & Mining — 0.0%
Offshore Group Investment Ltd., 1 Week LIBOR + 6.500%, 7.74%, 12/31/19 (d),(j)	602,958		604,466

Real Estate — 0.0%
Quality Care Properties, 1 mo. LIBOR + 5.250%, 6.49%, 10/31/22 (d),(j)	258,656		259,517

Retail—Consumer Staples — 0.0%
Pinnacle Operating Corp., 1 mo. LIBOR + 5.500%, 4.24%, 11/15/21 (d),(j),(p)	309,280		286,471

Retail—Discretionary — 0.0%
AI Aqua Merger Sub, Inc., 1 mo. LIBOR + 3.250%, 4.74%, 12/13/23 (d),(j),(p)	901,030		904,409

Software & Services — 0.1%
BlackBoard, Inc., 3 mo. LIBOR + 5.000%, 6.30%, 06/30/21 (d),(j),(p)	957,874		919,559
Syniverse Holdings, Inc.,
3 mo. LIBOR + 3.000%, 4.31%, 04/23/19 (d),(j)	653,025		630,985
3 mo. LIBOR + 3.000%, 4.33%, 04/23/19 (d),(j)	164,487		158,936

			1,709,480

Transportation & Logistics — 0.0%
Hanjin International Corp., 2017 Term Loan B, 0.00%, 09/20/20 (d),(j),(m),(p)	483,006		483,006
Utility One Source LP, 1 mo. LIBOR + 5.500%, 6.74%, 04/07/23 (d),(j),(p)	122,901		125,666

			608,672

Wireless Telecommunications Services — 0.1%
Ligado Networks LLC, PIK, 9.85% (1.00% cash & 3 mo. LIBOR + 8.75% PIK), 12/07/20 (d),(j)	5,197,831		4,862,571

Total North America			22,926,219

TOTAL BANK DEBT (COST $26,576,287)			24,085,034

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 3.5%
Asia — 0.1%
Utilities — 0.1%
1MDB Energy Ltd. REG S, 5.99%, 05/11/22	$2,500,000		$2,725,850

Total Asia			2,725,850

Europe — 0.9%
Diversified Banks — 0.5%
Deutsche Bank AG,
MTN, 0.00%, 01/18/18 - 02/15/18	421,260,000	EGP	22,578,897
MTN, 0.01%, 11/30/17	83,260,000	EGP	4,589,272

			27,168,169

Oil & Gas Services & Equipment — 0.2%
CGG SA,
6.50%, 06/01/21	$10,900,000		5,772,640
6.88%, 01/15/22	3,000,000		1,578,780

			7,351,420

Property & Casualty Insurance — 0.1%
Groupama SA, 6.00%, 01/23/27	200,000		291,639
Groupama SA REG S, 3 mo. EURIBOR + 5.77%, 6.38%, 05/29/49 (f),(k)	2,100,000		2,875,635

			3,167,274

Transportation & Logistics — 0.1%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (d),(e)	3,185,000		3,041,675
9.00%, 10/15/18 (d)	200,000	EUR	225,171
10.75%, 10/15/19 (d),(e)	$456,000		367,080
CEVA Group PLC, PIK, 9.00% (6.00% cash & 3.00% PIK), 09/01/20 (d),(e)	334,203		338,798

			3,972,724

Wireless Telecommunications Services — 0.0%
GTH Finance BV, 6.25%, 04/26/20	1,160,000		1,228,951
Intelsat Jackson Holdings SA, 9.75%, 07/15/25 (d),(e)	931,000		940,310

			2,169,261

Total Europe			43,828,848

North America — 2.0%
Advertising & Marketing — 0.0%
Aimia, Inc., MTN, 5.60%, 05/17/19 (d),(h)	1,139,000		905,997

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Chemicals — 0.0%
CF Industries, Inc., 3.40%, 12/01/21 (d),(e)	$230,000		$234,409

Commercial Finance — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (d),(e)	1,607,000		1,671,280

Consumer Finance — 0.1%
DFC Finance Corp.,
10.50%, 06/15/20 (d),(e)	96,000		53,280
PIK, 12.00% (1.00% cash & 11.00% PIK), 06/16/20 (d),(e)	8,563,102		5,116,453

			5,169,733

Consumer Services — 0.0%
Corporate Risk Holdings LLC, 9.50%, 07/01/19 (d),(e)	1,883,000		2,000,687

Entertainment Resources — 0.0%
Production Resource Group, 1.00%, 12/29/17 (d),(j)	30,200		30,200

Financial Services — 0.4%
Citigroup Global Markets Co. REG S, 0.01%, 03/15/18	69,298,664	EGP	3,630,700
Citigroup Global Markets Holdings, Inc.,
MTN, 0.00%, 10/12/17 - 12/21/17 (p)	163,129,516	EGP	9,041,670
MTN, 0.01%, 03/01/18 (p)	33,925,000	EGP	1,786,548
REG S, 0.01%, 10/26/17 (p)	71,968,329	EGP	4,027,596
MF Global Holdings Ltd.,
3.38%, 08/01/18 (a),(d),(i),(j)	$4,770,000		1,347,525
6.25%, 08/08/16 (a),(d),(i),(j)	1,847,000		521,778
Och-Ziff Finance Co. LLC, 4.50%, 11/20/19 (d),(e)	480,000		465,600

			20,821,417

Health Care Facilities & Services — 0.0%
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d)	1,225,000		1,240,313

Homebuilders — 0.0%
Beazer Homes USA, Inc., 5.88%, 10/15/27 (d),(e)	32,000		32,000

Industrial Other — 0.1%
Michael Baker International LLC / CDL Acquisition Co., Inc., 8.25%, 10/15/18 (d),(e)	2,547,000		2,550,184

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Integrated Oils — 0.3%
Petroleos Mexicanos,
4.25%, 01/15/25	$2,129,000		$2,116,652
6.38%, 02/04/21	3,197,000		3,502,345
6.88%, 08/04/26	2,214,000		2,518,425
Petroleos Mexicanos REG S,
MTN, 1.88%, 04/21/22	3,821,000	EUR	4,579,447
MTN, 3.75%, 02/21/24	2,616,000	EUR	3,288,017

			16,004,886

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (d),(e)	$1,354,000		1,326,920

Metals & Mining — 0.2%
Allegheny Technologies, Inc., 9.38%, 06/01/19 (b),(d)	5,937,000		6,486,173
Freeport-McMoRan, Inc., 5.45%, 03/15/43 (d)	849,000		793,284

			7,279,457

Oil & Gas Services & Equipment — 0.0%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(d)	821,000		759,425

Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (d),(e)	1,351,000		1,394,907
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (d)	649,000		663,603

			2,058,510

Publishing & Broadcasting — 0.5%
American Media, Inc., 0.00%, 03/01/22 (d),(e),(j)	17,687,317		15,675,385
LBI Media, Inc.,
10.00%, 04/15/19 (d),(e),(h)	4,201,000		4,179,995
PIK, 13.50% (4.25% cash & 9.25% PIK), 04/15/20 (d),(e),(i)	3,761,821		1,843,292
TV Azteca SAB de CV, 8.25%, 08/09/24	643,000		681,901

			22,380,573

Renewable Energy — 0.0%
Ultra Resources, 4.98%, 12/31/49 (d),(j),(p)	371,174		26,910

Retail—Consumer Discretionary — 0.2%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(d),(e)	10,101,000		10,164,131

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Software & Services — 0.1%
Blackboard, Inc., 9.75%, 10/15/21 (d),(e)	$1,222,000	$1,090,635
CURO Financial Technologies Corp., 12.00%, 03/01/22 (d),(e)	2,138,000	2,298,350
Syniverse Foreign Holdings Corp., 9.13%, 01/15/22 (d),(e)	1,496,000	1,522,180
Syniverse Holdings, Inc., 9.13%, 01/15/19 (d)	211,000	209,417

		5,120,582

Supermarkets & Pharmacies — 0.0%
Rite Aid Corp.,
6.13%, 04/01/23 (d),(e)	159,000	154,628
9.25%, 03/15/20 (d)	318,000	327,937

		482,565

Travel & Lodging — 0.0%
River Cree Enterprises LP, 11.00%, 01/20/21 (d),(e)	1,404,000	1,164,608

Utilities — 0.0%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19 (d)	320,000	320,000

Wireless Telecommunications Services — 0.0%
Sprint Communications, Inc., 9.00%, 11/15/18 (d),(e)	1,650,000	1,771,688

Total North America		103,516,475

South America — 0.5%
Integrated Oils — 0.5%
Petrobras Global Finance BV,
5.38%, 01/27/21	3,823,000	4,035,941
6.13%, 01/17/22	7,106,000	7,638,950
6.25%, 03/17/24	4,013,000	4,287,891
8.38%, 05/23/21	8,060,000	9,322,397

		25,285,179

Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 3 mo. USD LIBOR + 5.63%, 6.96%, 09/24/19 (f)	1,830,737	1,839,891

Transportation & Logistics — 0.0%
Rumo Luxembourg Sarl REG S, 7.38%, 02/09/24	600,000	649,500

Total South America		27,774,570

TOTAL CORPORATE BONDS & NOTES (COST $164,505,774)		177,845,743

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value

SOVEREIGN DEBT — 5.7%
Africa Finance Corp., 3.88%, 04/13/24	$3,944,000		$3,973,896
Argentina Bonar Bonds, BADLARPP + 3.00%, 23.66%, 10/09/17	137,945,886	ARS	8,387,040
Argentine Bonos del Tesoro, 21.20%, 09/19/18	47,921,319	ARS	2,748,418
Argentine Republic Government International Bond,
2.26%, 12/31/38 (h)	10,718,403	EUR	8,597,698
3.88%, 01/15/22	4,213,000	EUR	5,073,954
5.63%, 01/26/22	$4,023,000		4,220,127
7.82%, 12/31/33	11,919,810	EUR	15,585,388
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b),(d)	17,893,629	EUR	23,245,550
Eastern and Southern African Trade and Development Bank, MTN, 5.38%, 03/14/22	$4,068,000		4,185,134
Ecuador Government International Bond, 10.75%, 03/28/22	1,316,000		1,470,630
Egypt Government International Bond, 6.13%, 01/31/22	5,498,000		5,689,825
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(d)	25,449,911	EUR	32,284,190
Hellenic Republic Government Bond REG S, 4.75%, 04/17/19 (e)	5,683,000	EUR	6,876,451
Honduras Government International Bond, 8.75%, 12/16/20	$655,000		746,431
Iraq International Bond, 6.75%, 03/09/23	2,068,000		2,053,532
Japan Treasury Discount Bill, 0.00%, 12/25/17 (d),(m)	3,000,000,000	JPY	26,670,340
Mexican Bonos,
6.50%, 06/09/22	135,900,000	MXN	7,398,453
10.00%, 12/05/24 (b),(d)	315,050,000	MXN	20,485,170
6.50%, 06/10/21	198,370,000	MXN	10,825,817
National Highways Authority of India, 7.30%, 05/18/22	240,000,000	INR	3,702,011
Pakistan Government International Bond REG S, 6.75%, 12/03/19	$2,835,000		2,966,572
Paraguay Government International Bond,
4.63%, 01/25/23	3,779,000		3,978,531
4.70%, 03/27/27	559,000		582,758
Republic of South Africa Government Bond,
7.00%, 02/28/31	29,953,001	ZAR	1,843,023
10.50%, 12/21/26	99,352,000	ZAR	8,235,089
Russian Foreign Bond—Eurobond, 4.50%, 04/04/22	$200,000		213,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount		Value
Russian Government Bond, 7.40%, 12/07/22	351,200,000	RUB	$6,080,714
Sweden Government Bond, 1.00%, 11/12/26 (b),(d)	177,000,000	SEK	22,321,528
Ukraine Government International Bond, 7.75%, 09/01/21	$2,131,000		2,261,758
United Kingdom Gilt Inflation Linked Bond REG S, 0.125%, 03/22/24 - 03/22/26 (b),(d)	26,793,975	GBP	41,843,632

TOTAL SOVEREIGN DEBT (COST $279,340,199)			284,547,160

MORTGAGE-BACKED SECURITIES — 27.7%
North America — 27.7%
Collateralized Mortgage Obligation (Residential) — 18.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 1 mo. USD LIBOR + 4.30%, 5.54%, 07/25/25 (d),(e),(f)	1,874,829		1,902,931
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 3.61%, 07/25/37 (d),(f)	177,429		174,244
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 1.58%, 05/25/37 (d),(f)	952,380		876,466
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	433,579		434,741
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 1 mo. USD LIBOR + 2.60%, 3.84%, 05/25/24 (b),(d),(f),(g)	22,246,625		23,171,684
Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 4.24%, 07/25/24 (b),(d),(f),(g)	10,101,153		10,628,282
Series 2015-C02, Class 1M2, 1 mo. USD LIBOR + 4.00%, 5.24%, 05/25/25 (d),(f),(g)	24,119,667		25,639,736
Series 2015-C03, Class 1M2, 1 mo. USD LIBOR + 5.00%, 6.24%, 07/25/25 (d),(f),(g)	4,129,910		4,543,418
Series 2015-C04, Class 2M2, 1 mo. USD LIBOR + 5.55%, 6.79%, 04/25/28 (d),(f),(g)	8,594,973		9,510,432
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 6.94%, 04/25/28 (d),(f),(g)	7,759,000		8,716,693
Series 2016-C01, Class 1M2, 1 mo. USD LIBOR + 6.75%, 7.99%, 08/25/28 (b),(d),(f)	12,291,000		14,548,365
Series 2016-C01, Class 2M2, 1 mo. USD LIBOR + 6.95%, 8.19%, 08/25/28 (b),(d),(f)	9,668,624		11,419,999
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 7.24%, 09/25/28 (d),(f)	26,712,000		30,681,136
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 7.14%, 10/25/28 (d),(f)	4,336,000		4,957,071

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 5.69%, 01/25/29 (d),(f)	$4,514,000	$4,939,806
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (d)	848,223	845,672
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(d)	1,069,923	1,069,290
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.00%, 04/25/36 (d),(f)	12,827	12,955
Series 2006-BC4, Class 2A2, 1 mo. USD LIBOR + .16%, 1.40%, 11/25/36 (d),(f)	152,943	152,813
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.69%, 09/25/45 (d),(f)	866,000	795,826
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 6.24%, 12/25/28 (d),(f)	1,784,000	2,040,896
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 5.04%, 03/25/29 (d),(f)	1,500,000	1,617,792
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 5.09%, 03/25/29 (d),(f)	4,582,000	4,953,078
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 5.14%, 04/25/29 (d),(f)	17,027,000	18,421,341
Series 2017-DNA3, Class M2, 3.73%, 03/25/30 (d),(f)	3,305,000	3,330,835
Series 2017-HQA1, Class M2, 1 mo. USD LIBOR + 3.55%, 4.79%, 08/25/29 (d),(f)	11,293,000	11,888,559
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 3.89%, 12/25/29 (d),(f)	18,336,000	18,387,707
Federal National Mortgage Association,
3.50%, 11/01/47 (d)	104,000,000	107,022,448
4.00%, 11/01/47 (d),(l)	101,500,000	106,705,833
4.50%, 11/01/47 (d),(l)	57,500,000	61,659,780
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 5.49%, 04/25/29 (d),(f)	37,197,000	40,841,004
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 5.59%, 05/25/29 (d),(f)	29,355,000	31,872,778
Series 2017-C01, Class 1M2, 1 mo. USD LIBOR + 3.55%, 4.79%, 07/25/29 (d),(f)	20,447,000	21,595,079
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 4.89%, 09/25/29 (d),(f),(g)	21,037,000	22,242,105
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 4.24%, 10/25/29 (d),(f)	17,324,000	17,827,920
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 4.09%, 11/25/29 (d),(f)	32,773,000	33,150,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 3.44%, 01/25/30 (d),(f)	$34,086,000	$33,676,150
Series 2017-C06, Class 1M2, 3.89%, 02/25/30 (d),(f)	20,331,000	20,518,248
Series 2017-C06, Class 2M2, 4.04%, 02/25/30 (d),(f)	34,089,000	34,498,988
GNR 2017 156 SB L+6.2 20470620, 1.00%, 08/20/47 (d)	8,530,472	1,993,998
Government National Mortgage Association, 4.00%, 10/01/47 (d),(l)	85,000,000	89,489,020
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 1 mo. USD LIBOR + .52%, 1.76%, 01/25/36 (b),(d),(f)	528,335	510,370
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 1 mo. USD LIBOR + 2.00%, 3.24%, 02/01/22 (d),(e),(f)	4,328,827	4,316,958
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 5.24%, 04/25/27 (d),(e),(f),(g)	8,686,000	8,904,896
Structured Agency Credit Risk,
Series 2015-DNA3, Class M3, 1 mo. USD LIBOR + 4.70%, 5.94%, 04/25/28 (d),(f),(g)	5,300,088	6,090,559
Series 2015-HQA1, Class M3, 1 mo. USD LIBOR + 4.70%, 5.94%, 03/25/28 (d),(f)	4,242,000	4,787,097
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 10.04%, 03/25/28 (d),(f),(j)	5,387,131	6,148,348
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 6.04%, 05/25/28 (d),(f)	5,130,000	5,866,155
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 6.79%, 07/25/28 (b),(d),(f)	36,678,000	42,949,938
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 5.89%, 10/25/28 (d),(f)	9,840,000	11,035,560
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 7.59%, 09/25/28 (d),(f)	4,562,000	5,497,210
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.15%, 6.39%, 11/25/28 (d),(f),(g)	14,088,000	16,076,521
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(d)	316,720	312,961

		951,251,942

Commercial Mortgage-Backed Securities — 8.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 4.06%, 09/15/34 (d),(e),(f)	4,000,000	3,929,784
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 1 mo. USD LIBOR + 3.50%, 4.73%, 09/15/26 (d),(e),(f)	1,000,000	1,002,821

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-ICTS, Class D, 1 mo. USD LIBOR + 1.90%, 3.13%, 06/15/28 (d),(e),(f)	$2,300,000	$2,288,500
Series 2014-ICTS, Class E, 1 mo. USD LIBOR + 2.95%, 4.18%, 06/15/28 (d),(e),(f)	3,150,000	3,179,500
Series 2015-ASMB, Class MZB, 1 mo. USD LIBOR + 8.92%, 10.15%, 01/09/20 (b),(d),(e),(f),(j)	19,075,000	19,080,188
Series 2016-ASHF, Class E, 1 mo. USD LIBOR + 6.75%, 7.98%, 12/15/33 (d),(e),(f)	1,000,000	1,011,153
Series 2016-ASMZ, Class MZA, 1 mo. USD LIBOR + 9.25%, 10.48%, 12/15/17 (d),(e),(f),(j)	34,800,000	34,822,794
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class AJ, 5.70%, 07/10/46 (b),(f)	5,552,101	5,565,981
BBCMS Trust,
Series 2014-BXO, Class E, 1 mo. USD LIBOR + 3.75%, 3.79%, 08/15/27 (d),(e),(f)	1,000,000	1,002,619
Series 2014-BXO, Class D, 1 mo. USD LIBOR + 3.00%, 3.79%, 08/15/27 (d),(e),(f)	2,084,912	2,118,033
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (b),(f)	21,457	21,564
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (b)	383,132	384,282
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (b),(e)	181,067	181,610
Series 2007-PW17, Class AJ, 6.22%, 06/11/50 (f),(g)	1,380,647	1,386,860
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 4.38%, 07/15/34 (d),(e),(f)	4,000,000	4,003,452
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 5.48%, 07/15/34 (d),(e),(f)	4,000,000	4,022,400
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL3, 1 mo. USD LIBOR + 3.57%, 4.81%, 05/15/29 (d),(e),(f)	3,000,000	3,007,014
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class D, 6.28%, 04/15/44 (d),(e),(f)	2,900,000	3,105,943
Series 2016-C6, Class D, 4.37%, 11/10/49 (d),(e),(f)	3,266,000	2,636,276
Series 2016-C7, Class D, 4.44%, 12/10/54 (d),(e)	1,605,000	1,295,335

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.25%, 03/15/49 (b),(f)	$1,594,396	$1,590,410
Series 2006-C5, Class AJ, 5.48%, 10/15/49 (b)	5,904,074	5,836,177
Series 2015-GC29, Class D, 3.11%, 04/10/48 (d),(e),(g)	4,286,000	3,137,395
Series 2015-GC31, Class D, 4.20%, 06/10/48 (d),(f)	1,850,000	1,452,006
Series 2015-P1, Class D, 3.23%, 09/15/48 (d),(e)	1,193,000	961,572
Series 2016-C3, Class D, 3.00%, 11/15/49 (d),(e)	1,826,000	1,334,675
Series 2016-P6, Class D, 3.25%, 12/10/49 (d),(e)	1,030,000	774,662
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (d),(e)	2,000,000	2,042,006
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AJFX, 5.57%, 04/15/47 (f)	5,201,699	5,230,308
Commercial Mortgage Trust,
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46 (b),(g)	11,292,711	11,354,821
Series 2014-PAT, Class E, 1 mo. USD LIBOR + 3.15%, 4.47%, 08/13/27 (b),(d),(e),(f)	2,400,000	2,410,846
Series 2014-TWC, Class E, 1 mo. USD LIBOR + 3.25%, 4.49%, 02/13/32 (b),(d),(e),(f)	2,300,000	2,314,789
Series 2015-CR23, Class D, 4.40%, 05/10/48 (b),(d),(f)	1,745,000	1,436,732
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (e),(f)	1,228,667	1,240,954
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(g)	5,262,091	5,314,712
Series 2007-C2, Class AJ, 5.75%, 01/15/49 (f)	1,930,337	1,958,906
Series 2007-C4, Class A1AJ, 6.27%, 09/15/39 (b),(f)	27,622	27,622
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (b),(f)	10,939,000	11,075,737
Series 2015-DEAL, Class D, 1 mo. USD LIBOR + 3.10%, 4.33%, 04/15/29 (d),(e),(f)	3,025,000	3,038,213
Series 2015-DEAL, Class E, 1 mo. USD LIBOR + 4.00%, 5.23%, 04/15/29 (b),(d),(e),(f)	3,900,000	3,913,482

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.35%, 06/15/57 (d),(f)	$1,282,000	$952,295
Series 2015-C3, Class D, 3.50%, 08/15/48 (d),(f),(g)	6,532,000	4,961,864
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class B6, 6.11%, 06/10/32	1,067,029	1,080,367
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(f),(g)	15,191,389	15,396,473
GE Commercial Mortgage Corp. Trust, Series 2007-C1 SEQ, Class AMFX, 5.54%, 12/10/49 (e),(f)	24,291	24,765
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM, 5.95%, 08/10/45 (b),(f),(g)	5,897,798	5,995,111
Series 2013-GC12, Class D, 4.58%, 06/10/46 (d),(e),(f)	4,000,000	3,464,908
Hilton USA Trust, Series 2014-ORL, Class E, 1 mo. USD LIBOR + 3.25%, 3.23%, 07/15/29 (b),(d),(e),(f)	280,000	280,574
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.67%, 01/12/43 (f)	2,121,320	2,148,897
Series 2006-CB14, Class AJ, 5.90%, 12/12/44 (b),(f)	3,541,838	3,564,860
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (b),(f)	11,258,388	11,314,680
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (f)	161,265	162,717
Series 2007-CB20, Class AJ, 6.46%, 02/12/51 (b),(f),(g)	716,872	716,872
Series 2007-LD11, Class AM, 6.17%, 06/15/49 (f)	1,919,395	1,964,885
Series 2013-C10, Class D, 4.29%, 12/15/47 (d),(f)	5,200,000	4,859,618
Series 2014-BXH, Class E, 1 mo. USD LIBOR + 3.75%, 4.98%, 04/15/27 (d),(e),(f)	1,413,798	1,374,880
Series 2014-C20, Class D, 4.72%, 07/15/47 (b),(d),(e),(f)	7,763,000	6,296,057
Series 2014-CBM, Class E, 1 mo. USD LIBOR + 3.85%, 5.08%, 10/15/29 (b),(d),(e),(f)	7,100,000	7,100,000
Series 2014-FL5, Class D, 1 mo. USD LIBOR + 3.50%, 4.73%, 07/15/31 (b),(d),(e),(f)	5,625,000	5,543,319

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-WPT, Class D, 1 mo. USD LIBOR + 3.75%, 4.98%, 10/15/33 (d),(e),(f)	$1,500,000	$1,513,922
Series 2016-WPT, Class E, 1 mo. USD LIBOR + 5.00%, 6.23%, 10/15/33 (d),(e),(f)	2,600,000	2,630,316
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.88%, 10/15/48 (d),(e),(f)	5,074,000	3,846,868
Series 2015-C30, Class D, 3.95%, 07/15/48 (d),(f)	1,694,000	1,314,749
Series 2015-C30, Class C, 4.45%, 07/15/48 (d),(f),(g)	11,768,000	11,370,665
LB Commercial Mortgage Trust, Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + .35%, 1.58%, 07/15/44 (e),(f)	771,305	760,121
LB-UBS Commercial Mortgage Trust,
Series 2007-C6, Class AJ, 6.45%, 07/15/40 (b),(f),(g)	14,801,627	15,031,052
Series 2007-C7, Class AJ, 6.39%, 09/15/45 (b),(f)	742,545	749,970
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.60%, 6.83%, 09/15/28 (d),(e),(f)	7,081,748	7,202,860
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.33%, 04/20/48 (d),(e),(f)	3,194,000	2,359,012
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.75%, 05/12/39 (b),(f)	2,385,919	2,393,077
Series 2007-C1, Class AM, 6.01%, 06/12/50 (b),(f),(g)	15,084,523	15,227,826
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM, 5.53%, 03/12/51 (f)	4,814,612	4,838,685
Series 2007-7, Class AM, 5.90%, 06/12/50 (b),(f),(g)	2,075,112	2,080,300
Series 2007-8, Class AMA, 5.97%, 08/12/49 (b),(f),(g)	15,671,394	15,710,572
Series 2007-9, Class AM, 5.86%, 09/12/49 (f)	175,852	176,291
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(e)	3,660,000	2,832,251
Series 2015-C21, Class D, 4.30%, 03/15/48 (d),(e),(f)	4,754,000	3,831,106
Series 2015-C23, Class D, 4.27%, 07/15/50 (d),(e),(f)	2,195,000	1,865,930
Series 2015-C27, Class D, 3.24%, 12/15/47 (d),(e),(f)	1,466,500	1,080,715

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C29, Class D, 3.00%, 05/15/49 (d),(e)	$2,517,000	$1,922,316
Series 2016-C30, Class D, 3.00%, 09/15/49 (d),(e),(f)	1,323,000	997,653
Series 2016-C32, Class D, 3.40%, 12/15/49 (d),(e),(f)	991,000	751,617
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b),(f),(g)	6,245,091	6,260,704
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (f)	5,871,990	5,918,966
Series 2015-UBS8, Class D, 3.18%, 12/15/48 (d),(e)	1,523,000	1,299,570
Series 2016-UB12, Class D, 3.31%, 12/15/49 (d),(e)	1,761,000	1,309,261
Morgan Stanley Capital Trust, Series 2007-IQ15, Class AJ, 6.16%, 06/11/49 (f)	2,397,691	2,427,662
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (d),(e)	1,000,000	1,009,549
PFP Ltd., Series 2017-3, Class D, 1 mo. USD LIBOR + 3.50%, 4.73%, 01/14/35 (d),(e),(f)	1,000,000	1,004,336
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 1 mo. USD LIBOR + 4.00%, 5.23%, 03/15/32 (d),(e),(f)	1,500,000	1,501,878
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AM, 6.20%, 06/15/45 (b),(f)	1,746,256	1,760,226
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(f)	4,977,535	5,034,777
Series 2007-C30, Class AJ, 5.41%, 12/15/43 (f),(g)	5,585,309	5,680,259
Series 2007-C32, Class AJ, 5.98%, 06/15/49 (f)	5,245,922	5,301,004
Series 2007-C33, Class AJ, 6.22%, 02/15/51 (f),(g)	5,473,627	5,610,468
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 1 mo. USD LIBOR + 4.35%, 5.58%, 06/15/29 (d),(e),(f)	3,000,000	3,027,672
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(e)	6,903,000	5,253,459
Series 2015-C31, Class D, 3.85%, 11/15/48 (d)	3,546,000	2,717,456
Series 2015-LC20, Class D, 4.51%, 04/15/50 (d),(e),(f),(g)	5,292,000	4,316,150
Series 2015-NXS2, Class C, 4.39%, 07/15/58 (d),(f)	9,532,000	9,427,310

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-NXS4, Class E, 3.75%, 12/15/48 (d),(e),(f)	$2,629,000	$1,950,842
Series 2016-C34, Class D, 5.20%, 06/15/49 (d),(e),(f)	2,764,000	2,270,151

		411,264,850

Interest Only Commercial Mortgage-Backed Securities — 0.5%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XB, 0.22%, 01/10/48 (b),(f)	33,288,517	283,252
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.30%, 04/10/48 (d),(f),(g)	14,311,656	858,399
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.39%, 08/10/47 (d),(f)	20,594,292	1,146,196
Series 2014-UBS5, Class XA, 1.19%, 09/10/47 (b),(d),(f)	3,988,418	173,648
Series 2015-CR23, Class XA, 1.13%, 05/10/48 (b),(d),(f)	12,290,278	609,057
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 1.00%, 06/15/57 (b),(d),(f)	40,630,099	1,906,202
Series 2015-C3, Class XA, 1.01%, 08/15/48 (d),(f)	34,464,597	1,543,256
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.98%, 09/10/47 (b),(d),(f)	13,912,506	579,247
Series 2015-GC32, Class XA, 1.01%, 07/10/48 (d),(f),(g)	23,882,995	1,148,270
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.83%, 07/15/48 (d),(f)	52,681,115	1,760,023
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.40%, 08/15/47 (b),(d),(f)	25,291,257	1,252,904
Series 2015-C22, Class XA, 1.29%, 04/15/48 (d),(f)	19,263,315	1,149,981
Series 2015-C23, Class XA, 0.87%, 07/15/50 (d),(f),(g)	56,758,388	2,007,885
Series 2015-C25, Class XA, 1.29%, 10/15/48 (d),(f)	36,254,159	2,439,724
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class XA, 0.88%, 06/15/48 (d),(f),(g)	122,240,198	5,068,934

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C32, Class XA, 1.51%, 01/15/59 (d),(f)	$35,006,723	$2,835,334
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 1.07%, 09/15/57 (b),(d),(f)	1,836,085	84,041

		24,846,353

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association,
Series 2014-28, Class SB, 1 mo. USD LIBOR + 6.05%, 4.81%, 05/25/44 (b),(d),(f)	26,127,774	4,712,849
Series 2015-13, Class ST, 1 mo. USD LIBOR + 5.60%, 4.36%, 03/25/45 (b),(d),(f)	15,100,608	2,602,439

		7,315,288

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,355,431,363)		1,394,678,433

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.6%
North America — 0.6%
Inverse Interest Only Collateralized Mortgage Obligations — 0.6%
Government National Mortgage Association,
Series 2009-106, Class SL, 1 mo. USD LIBOR + 6.10%, 4.86%, 04/20/36 (b),(d),(f)	10,786,783	1,639,699
Series 2011-157, Class LS, 1 mo. USD LIBOR + 6.63%, 5.39%, 12/20/41 (b),(d),(f)	6,997,896	1,544,282
Series 2012-96, Class SA, 1 mo. USD LIBOR + 6.10%, 4.86%, 08/20/42 (b),(d),(f)	7,278,973	1,393,778
Series 2013-188, Class SA, 1 mo. USD LIBOR + 6.15%, 4.91%, 12/20/43 (b),(d),(f)	7,167,448	1,088,534
Series 2014-116, Class SC, 1 mo. USD LIBOR + 5.60%, 4.36%, 08/20/44 (b),(d),(f)	5,013,467	804,962
Series 2015-148, Class SL, 1 mo. USD LIBOR + 5.68%, 4.44%, 10/20/45 (b),(d),(f)	19,919,042	3,208,280
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 4.91%, 10/20/45 (b),(d),(f)	12,159,121	2,217,422
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 4.96%, 11/20/45 (b),(d),(f)	9,930,344	2,223,722
Series 2015-162, Class LS, 1 mo. USD LIBOR + 6.20%, 4.96%, 11/20/45 (b),(d),(f)	13,964,682	2,910,030
Series 2016-5, Class QS, 1 mo. USD LIBOR + 6.20%, 4.96%, 01/20/46 (b),(d),(f)	15,991,995	3,059,205
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 4.96%, 07/20/47 (b),(d),(f)	9,521,007	1,930,832

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 4.96%, 05/20/47 (b),(d),(f)	$9,630,927	$2,110,791
Series 2017-78, Class CS, 1 mo. USD LIBOR + 6.20%, 4.96%, 05/20/47 (b),(d),(f)	19,044,308	4,146,441

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $28,877,360)		28,277,978

U.S. TREASURY OBLIGATIONS — 1.8%
North America — 1.8%
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (b),(d)	30,637,800	29,774,093
0.38%, 07/15/25 (b),(d)	7,225,890	7,222,156
0.63%, 01/15/26 (b),(d)	49,451,520	50,089,247

TOTAL U.S. TREASURY OBLIGATIONS (COST $88,686,676)		87,085,496

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 1.7%
iShares Core MSCI Emerging Markets ETF (b),(d)	218,413	11,798,670
iShares JP Morgan USD Emerging Markets Bond ETF (b),(d)	106,100	12,352,162
PowerShares Emerging Markets Sovereign Debt Portfolio (b),(d)	18,000	535,860
SPDR Dow Jones International Real Estate ETF (b),(d)	283,600	10,884,568
Vanguard Emerging Markets Government Bond ETF (b),(d)	5,000	405,750
Vanguard FTSE Emerging Markets ETF (b),(d)	289,844	12,628,503
Vanguard Global ex-U.S. Real Estate ETF (b),(d)	289,757	17,214,463
Vanguard REIT ETF (b),(d)	247,138	20,534,697

TOTAL EXCHANGE-TRADED FUNDS (COST $81,653,052)		86,354,673

INVESTMENTS IN INVESTEE FUNDS — 6.4%
North America — 6.4%
GCM Equity Partners LP (cost $ 91,734,684) (j),(n)		124,886,688
GCM Offshore Equity Partners LP (cost $ 30,211,561) (j),(n)		40,926,263
Glenview Capital Partners (Cayman), Ltd. (cost $ 125,000,000) (j),(n)	125,000	156,933,750

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $246,946,245)		322,746,701

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.2%
Exchange-Traded Call Options — 0.2%
Accor SA	41.00	EUR	10/20/17	285	1,422,150	$20,236	$48,505	$28,269
Adobe Systems, Inc.	146.00	USD	10/20/17	211	3,147,698	60,415	93,473	33,058
Airbus SE	80.00	EUR	12/15/17	285	2,291,685	87,014	118,063	31,049
Airbus SE	76.00	EUR	10/20/17	285	2,291,685	48,012	152,252	104,240
Barclays PLC	2.00	GBP	11/17/17	1,426	275,717,100	75,538	66,879	(8,659)
BASF SE	86.00	EUR	10/20/17	143	1,283,282	14,086	71,830	57,744
Bayer AG	110.00	EUR	10/20/17	71	976,250	16,306	46,992	30,686
Bayer AG	115.00	EUR	11/17/17	71	976,250	10,382	46,992	36,610
Carrefour SA	17.50	EUR	11/17/17	998	2,013,525	55,266	57,797	2,531
Carrefour SA	18.00	EUR	11/17/17	713	1,218,874	33,936	29,073	(4,863)
Cie de Saint-Gobain	48.00	EUR	11/17/17	285	1,436,970	45,735	103,410	57,675
Cie de Saint-Gobain	50.00	EUR	11/17/17	285	1,436,970	47,753	59,621	11,868
Cie de Saint-Gobain	48.00	EUR	10/20/17	285	1,436,970	25,729	79,832	54,103
Cie de Saint-Gobain	50.00	EUR	10/20/17	285	1,436,970	25,043	35,705	10,662
Cisco Systems, Inc.	40.00	USD	01/17/20	853	2,868,639	107,475	120,273	12,798
Danone SA	68.00	EUR	11/17/17	285	1,891,545	43,728	36,884	(6,844)
Dentsply Sirona, Inc.	65.00	USD	10/20/17	505	3,020,405	77,318	3,788	(73,530)
Deutsche Telekom AG	16.00	EUR	11/17/17	2,012	3,166,888	81,588	68,962	(12,626)
E.On SE	9.50	EUR	11/17/17	2,139	2,042,745	68,837	83,427	14,590
Enel SpA	5.20	EUR	10/19/17	570	2,904,150	59,639	21,558	(38,081)
Engie	14.50	EUR	10/20/17	1,588	2,281,956	42,293	18,769	(23,524)
Euro Stoxx 50 Index	3,600.00	EUR	12/15/17	356	12,797,666	180,796	271,388	90,592
Euro Stoxx 50 Index	3,750.00	EUR	12/15/17	102	3,666,747	19,293	15,310	(3,983)
Euro Stoxx 50 Index	3,525.00	EUR	11/17/17	464	16,680,104	197,659	506,175	308,516
Euro Stoxx 50 Index	3,600.00	EUR	11/17/17	1,076	38,680,586	385,022	563,374	178,352
Euro Stoxx 50 Index	3,450.00	EUR	10/20/17	1,343	48,278,836	587,372	2,049,194	1,461,822
Euro Stoxx 50 Index	3,500.00	EUR	10/20/17	393	14,127,761	116,114	441,263	325,149
Euro Stoxx 50 Index	3,525.00	EUR	10/20/17	152	5,464,172	73,474	125,754	52,280
Euro Stoxx 50 Index	3,675.00	EUR	10/20/17	50	1,797,425	5,703	1,950	(3,753)
Euro Stoxx Banks Index	135.00	EUR	12/15/17	1,345	9,306,055	498,529	508,690	10,161
Euro Stoxx Banks Index	140.00	EUR	12/15/17	1,057	7,313,383	320,977	206,129	(114,848)
Euro Stoxx Banks Index	135.00	EUR	11/17/17	1,003	6,939,757	136,697	312,661	175,964
Fresenius SE & Co. KGaA	72.00	EUR	10/20/17	143	975,975	20,587	2,704	(17,883)
Fresenius SE & Co. KGaA	72.00	EUR	12/15/17	143	975,718	18,374	15,127	(3,247)
Fresenius SE & Co. KGaA	72.00	EUR	11/17/17	286	1,951,435	41,851	18,591	(23,260)
iShares Nasdaq Biotechnology ETF	340.00	USD	10/20/17	125	4,169,875	60,230	31,875	(28,355)
Lloyds Banking Group PLC	0.68	GBP	11/17/17	4,211	289,774,406	73,685	143,326	69,641
Orange SA	14.00	EUR	10/20/17	1,426	1,976,436	43,573	26,966	(16,607)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Orange SA	14.50	EUR	10/20/17	1,426	1,976,436	$34,014	$6,742	$(27,272)
Publicis Groupe SA	60.00	EUR	10/20/17	238	1,406,342	52,151	33,755	(18,396)
Qorvo, Inc.	80.00	USD	01/18/19	867	6,127,956	890,138	832,320	(57,818)
Renault SA	84.00	EUR	11/17/17	143	1,188,473	36,145	42,507	6,362
Renault SA	82.00	EUR	10/20/17	143	1,188,473	32,529	40,985	8,456
RWE AG	21.50	EUR	11/17/17	713	1,370,386	55,716	12,640	(43,076)
Siemens AG	120.00	EUR	11/17/17	285	3,405,750	56,993	87,242	30,249
STMicroelectronics NV	15.50	EUR	10/20/17	713	1,167,181	41,295	91,854	50,559
STMicroelectronics NV	17.00	EUR	11/17/17	713	1,167,181	57,852	48,034	(9,818)
Vivendi SA	22.00	EUR	11/17/17	713	1,527,246	35,303	37,921	2,618
Vivendi SA	22.00	EUR	10/20/17	713	1,527,246	14,102	12,219	(1,883)
Volkswagen AG	145.00	EUR	11/17/17	71	976,605	26,867	11,916	(14,951)
Volkswagen AG	150.00	EUR	11/17/17	71	976,605	17,322	6,042	(11,280)
WPP PLC	1,450.00	GBP	11/17/17	71	1,303,347	36,844	97,043	60,199

						$5,213,536	$7,965,782	$2,752,246

Exchange-Traded Put Options — 0.0%
Bank of America Corp.	23.00	USD	11/17/17	2,068	5,240,312	$96,909	$37,224	$(59,685)
Bank of America Corp.	23.00	USD	10/20/17	1,297	3,286,598	29,717	3,891	(25,826)
Bayer AG	76.00	EUR	06/15/18	471	6,476,250	210,898	28,390	(182,507)
Broadcom Ltd.	232.50	USD	10/06/17	533	12,927,382	43,338	26,650	(16,688)
Carrefour SA	19.00	EUR	10/20/17	794	1,601,943	65,269	182,994	117,725
DAX Index	11,800.00	EUR	10/20/17	40	2,565,772	55,345	1,655	(53,690)
Deutsche Telekom AG	14.50	EUR	10/20/17	2,610	4,878,090	64,860	6,170	(58,690)
Euro Stoxx 50 Index	3,400.00	EUR	10/20/17	78	2,803,983	54,103	4,148	(49,955)
Euro Stoxx 50 Index	3,500.00	EUR	10/20/17	142	5,104,687	71,211	19,636	(51,575)
Euro Stoxx Banks Index	125.00	EUR	12/15/17	800	5,535,200	219,746	59,095	(160,651)
Koninklijke KPN NV	2.80	EUR	11/17/17	5,704	1,657,012	49,387	33,708	(15,679)
Microsoft Corp.	55.00	USD	01/19/18	415	3,091,335	326,154	8,300	(317,854)
Omnicom Group, Inc.	77.50	USD	10/20/17	318	2,355,426	76,703	130,380	53,677
Omnicom Group, Inc.	72.50	USD	10/20/17	285	2,110,995	46,028	34,200	(11,828)
Orange SA	13.50	EUR	10/20/17	1,426	1,976,436	27,334	20,225	(7,109)
Powershares QQQ Trust Series 1	145.00	USD	10/20/17	710	10,326,950	151,969	102,240	(49,729)
Powershares QQQ Trust Series 1	146.00	USD	10/20/17	310	4,508,950	75,033	54,870	(20,163)
Publicis Groupe SA	56.00	EUR	10/20/17	238	1,406,342	48,284	15,190	(33,094)
S&P 500 Index	2,300.00	USD	10/20/17	425	107,072,800	1,361,293	38,250	(1,323,043)
S&P 500 Index	2,460.00	USD	11/17/17	7	1,763,552	38,644	10,892	(27,752)
S&P 500 Index	2,200.00	USD	10/31/17	45	11,337,120	30,600	4,050	(26,550)
S&P 500 Index	2,500.00	USD	11/17/17	41	10,329,376	169,660	100,040	(69,620)
S&P 500 Index	2,490.00	USD	10/13/17	94	23,681,984	124,366	46,812	(77,554)
Technology Select Sector SPDR	55.00	USD	12/15/17	1,014	5,992,740	243,679	48,672	(195,007)
U.S. 5-Year Future	116.75	USD	11/24/17	45	5,287,500	5,977	7,031	1,054

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Future	117.00	USD	11/24/17	45	5,287,500	$9,656	$10,195	$539
U.S. Bond Future	146.00	USD	11/24/17	30	4,584,375	12,187	5,156	(7,031)
Vivendi SA	18.50	EUR	10/20/17	1,588	3,977,940	102,194	3,754	(98,440)
Vodafone Group PLC	2.05	GBP	11/17/17	1,141	238,240,800	80,298	57,335	(22,963)
Vodafone Group PLC	2.10	GBP	10/20/17	1,426	297,748,800	63,377	81,211	17,834

						$3,954,219	$1,182,364	$(2,771,855)

	Counterparty	Strike		Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options — 0.0%
USD/MXN Currency	Deutsche Bank AG	18.50	USD	10/27/17	—	2,200,000	$24,244	$14,352	$(9,892)

FX OTC Put Options — 0.0%
USD/CAD Currency	Morgan Stanley & Co. International plc	1.10	USD	04/26/18	—	200,000	$7,000	$4,112	$(2,888)

OTC Call Options — 0.0%
Microsoft Corp.	Morgan Stanley & Co. International plc	80.00	USD	01/18/19	217,400	16,194,126	$902,210	$947,033	$44,823
Wells Fargo & Co.	UBS AG	55.00	USD	10/20/17	132,700	7,318,405	302,556	145,038	(157,518)

							$1,204,766	$1,092,071	$(112,695)

OTC Put Options — 0.0%
Qorvo, Inc.	Bank of America, N.A.	100.00	USD	01/18/19	21,200	1,498,416	$608,864	$687,935	$79,071
Vaneck Vectors Semiconductor ETF	Bank of America, N.A.	67.50	USD	01/19/18	175,000	16,331,000	731,500	49,343	(682,157)

							$1,340,364	$737,278	$(603,086)

Total Purchased Options Outstanding							$11,744,129	$10,995,959	$(748,170)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — MONEY MARKET FUND — 13.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.92% (o)	691,265,276	$691,265,276

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUND (COST $691,265,276)		691,265,276

TOTAL INVESTMENTS IN SECURITIES — 99.9% (COST $4,719,322,493)		5,027,871,304

TOTAL SECURITIES SOLD SHORT — (28.1)% (PROCEEDS $1,353,085,711)		(1,416,362,407)

Other Assets (q) — 28.2%		1,422,600,020

Net Assets — 100.0%		$5,034,108,917

SECURITIES SOLD SHORT — (28.1)%

COMMON STOCK — (23.6)%
Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	24,600	(228,534)

Oil, Gas & Coal — (0.0)%
Kosmos Energy Ltd.	65,700	(522,972)
Sasol Ltd. ADR	4,100	(112,873)

		(635,845)

Total Africa		(864,379)

Asia — (1.1)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	7,700	(44,275)
SORL Auto Parts, Inc.	2,700	(10,314)
Tata Motors Ltd. ADR	3,800	(118,826)
Toyota Motor Corp. ADR	5,500	(655,435)

		(828,850)

Banking — (0.1)%
China Minsheng Banking Corp. Ltd. H Shares	3,528,000	(3,233,714)
HDFC Bank Ltd. ADR	1,600	(154,192)
KB Financial Group, Inc. ADR	4,400	(215,732)
Mitsubishi UFJ Financial Group, Inc. ADR	39,500	(254,380)
Mizuho Financial Group, Inc. ADR	400	(1,420)
Shinhan Financial Group Co. Ltd. ADR	400	(17,720)
Sumitomo Mitsui Financial Group, Inc. ADR	8,400	(64,764)

		(3,941,922)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — (0.0)%
China Biologic Products Holdings, Inc.	100	$(9,246)
Dr Reddy’s Laboratories Ltd. ADR	3,700	(132,016)

		(141,262)

Consumer Products — (0.0)%
Future FinTech Group, Inc.	200	(374)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	8,400	(92,400)

Institutional Financial Services — (0.0)%
Nomura Holdings, Inc. ADR	1,900	(10,583)

Insurance — (0.0)%
China Life Insurance Co. Ltd. ADR	900	(13,545)

Iron & Steel — (0.0)%
POSCO ADR	900	(62,460)

Media — (0.2)%
China Rapid Finance Ltd. ADR	1,343	(8,850)
Ctrip.com International Ltd. ADR	100,600	(5,305,644)
Eros International PLC	900	(12,870)
Fang Holdings Ltd. ADR	126,900	(513,945)
LINE Corp. ADR	4,700	(170,140)
MakeMyTrip Ltd.	15,300	(439,875)
Renren, Inc. ADR	1,440	(12,903)

		(6,464,227)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	17,600	(439,120)
Yingli Green Energy Holding ADR	2,640	(6,046)

		(445,166)

Retail – Discretionary — (0.8)%
Alibaba Group Holding Ltd. ADR (d)	223,090	(38,529,874)
Jumei International Holding Ltd. ADR	7,000	(20,300)
LightInTheBox Holding Co. Ltd. ADR	600	(1,476)

		(38,551,650)

Semiconductors — (0.0)%
Himax Technologies, Inc. ADR	120,400	(1,315,972)
Silicon Motion Technology Corp. ADR	1,400	(67,242)

		(1,383,214)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Software — (0.0)%
LiNiu Technology Group	116	$(127)
NQ Mobile, Inc. ADR	18,100	(63,350)

		(63,477)

Specialty Finance — (0.0)%
ORIX Corp. ADR	100	(8,066)

Technology Services — (0.0)%
Baozun, Inc. ADR	34,200	(1,120,392)
China Information Technology, Inc.	100	(114)
Wipro Ltd. ADR	11,500	(65,320)

		(1,185,826)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	18,100	(102,989)
China Unicom Hong Kong Ltd. ADR	9,800	(137,494)
Chunghwa Telecom Co. Ltd. ADR	300	(10,233)
GDS Holdings Ltd. ADR	400	(4,504)
PLDT, Inc. ADR	100	(3,221)
PT Telekomunikasi Indonesia Persero Tbk ADR	1,500	(51,450)

		(309,891)

Transportation & Logistics — (0.0)%
Seaspan Corp.	20,700	(146,763)
ZTO Express Cayman, Inc. ADR	18,900	(265,356)

		(412,119)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	2,180	(53,235)
Korea Electric Power Corp. ADR	10,463	(175,360)

		(228,595)

Total Asia		(54,143,627)

Europe — (1.3)%
Asset Management — (0.0)%
Janus Henderson Group PLC	1,000	(34,840)

Banking — (0.1)%
Banco Santander SA	62,285	(432,422)
Banco Santander SA ADR	313,899	(2,178,459)
Barclays PLC ADR	141,204	(1,461,461)
Commerzbank AG	43,711	(594,630)
Deutsche Bank AG	17,700	(305,856)
Deutsche Bank AG	51,366	(888,180)
HSBC Holdings PLC ADR	3,994	(197,344)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Royal Bank of Scotland Group PLC ADR	41,200	$(299,936)

		(6,358,288)

Biotechnology & Pharmaceuticals — (0.8)%
AC Immune SA	1,795	(20,283)
Affimed NV	4,400	(9,900)
AstraZeneca PLC ADR	400	(13,552)
Bayer AG (d)	171,045	(23,308,835)
Cellectis SA ADR	1,300	(36,985)
Novo Nordisk A/S B Shares (d)	175,650	(8,397,165)
Prothena Corp. PLC	3,000	(194,310)
uniQure NV	4,300	(41,280)
Vifor Pharma AG (d)	66,340	(7,809,945)

		(39,832,255)

Construction Materials — (0.0)%
CRH PLC ADR	8,400	(318,024)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV ADR	51,900	(6,191,670)
Avon Products, Inc.	95,000	(221,350)
British American Tobacco PLC ADR	200	(12,490)
Diageo PLC ADR	100	(13,193)
Unilever PLC ADR	2,700	(156,492)

		(6,595,195)

Electrical Equipment — (0.0)%
ABB Ltd. ADR	2,900	(71,775)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd. Class A	9,300	(126,945)
InterContinental Hotels Group PLC ADR	200	(10,578)

		(137,523)

Hardware — (0.0)%
Logitech International SA	200	(7,292)
Nokia Oyj ADR	263,200	(1,573,936)
Telefonaktiebolaget LM Ericsson ADR	3,800	(21,850)
voxeljet AG ADR	3,100	(16,740)

		(1,619,818)

Industrial Services — (0.1)%
AerCap Holdings NV	46,500	(2,376,615)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG ADR	19,249	(304,134)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Insurance — (0.1)%
Assicurazioni Generali SpA	72,143	$(1,343,789)
Prudential PLC ADR	1,063	(50,928)
Zurich Insurance Group AG	3,558	(1,085,386)

		(2,480,103)

Iron & Steel — (0.0)%
ArcelorMittal	9,097	(234,339)
Rio Tinto PLC ADR	1,000	(47,190)

		(281,529)

Media — (0.1)%
Liberty Global PLC A Shares	65,900	(2,234,669)
Pearson PLC ADR	12,900	(105,006)

		(2,339,675)

Medical Equipment & Devices — (0.0)%
Auris Medical Holding AG	1,600	(1,312)
Coloplast A/S B Shares (d)	25,810	(2,094,725)
InspireMD, Inc.	3,200	(1,283)

		(2,097,320)

Metals & Mining — (0.0)%
Ferroglobe PLC (j)	400	0

Oil, Gas & Coal — (0.0)%
BP PLC ADR	35	(1,345)
Royal Dutch Shell PLC ADR	24	(1,454)
TechnipFMC PLC	1,100	(30,712)

		(33,511)

Retail – Consumer Staples — (0.0)%
Koninklijke Ahold Delhaize NV	43,865	(820,173)

Semiconductors — (0.0)%
ASML Holding NV New York Shares	400	(68,480)

Software — (0.0)%
SAP SE ADR	1,900	(208,335)

Specialty Finance — (0.0)%
Fly Leasing Ltd. ADR	1,300	(18,226)

Technology Services — (0.0)%
RELX NV ADR	1,100	(23,463)
RELX PLC ADR	900	(20,115)

		(43,578)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.0)%
Telefonica SA ADR	401	$(4,327)
Vodafone Group PLC ADR	6,400	(182,144)

		(186,471)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	7,800	(64,350)
Costamare, Inc.	1,800	(11,124)
Diana Containerships, Inc.	3	(2)
DryShips, Inc.	39,510	(97,195)
Euronav SA	1,200	(9,720)
Frontline Ltd.	37,040	(223,722)
GasLog Ltd.	20,600	(359,470)
Globus Maritime Ltd.	1,232	(1,133)
Golden Ocean Group Ltd.	80	(627)
Navigator Holdings Ltd.	5,100	(56,610)
Navios Maritime Holdings, Inc.	19,900	(33,233)
Nordic American Offshore Ltd.	4,822	(6,799)
Scorpio Tankers, Inc.	184,600	(633,178)
Ship Finance International Ltd.	2,300	(33,350)
Tsakos Energy Navigation Ltd.	11,300	(50,737)

		(1,581,250)

Utilities — (0.0)%
Abengoa Yield PLC	4,718	(92,945)
National Grid PLC ADR	1,492	(93,563)

		(186,508)

Total Europe		(67,993,626)

Middle East — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Alcobra Ltd.	4,700	(4,747)
Foamix Pharmaceuticals Ltd.	2,000	(11,100)
Neuroderm Ltd.	1,400	(54,460)
Oramed Pharmaceuticals, Inc.	1,500	(14,820)
Teva Pharmaceutical Industries Ltd. ADR	186,200	(3,277,120)
UroGen Pharma Ltd.	100	(3,254)
Vascular Biogenics Ltd.	4,800	(29,280)

		(3,394,781)

Chemicals — (0.0)%
Israel Chemicals Ltd.	600	(2,664)

Consumer Products — (0.0)%
Amira Nature Foods Ltd.	100	(602)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Hardware — (0.0)%
Kornit Digital Ltd.	3,900	$(59,670)
SuperCom Ltd.	200	(700)

		(60,370)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	8,300	(12,243)

Software — (0.0)%
Check Point Software Technologies Ltd.	2,500	(285,050)
CyberArk Software Ltd.	1,500	(61,500)

		(346,550)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	(3,575)
Turkcell Iletisim Hizmetleri AS ADR	100	(882)

		(4,457)

Total Middle East		(3,821,667)

North America — (21.0)%
Aerospace & Defense — (0.4)%
American Outdoor Brands Corp.	34,400	(524,600)
Axon Enterprise, Inc.	25,700	(582,620)
KLX, Inc.	500	(26,465)
Raytheon Co.	600	(111,948)
Rockwell Collins, Inc.	20,202	(2,640,603)
Sturm Ruger & Co., Inc.	11,000	(568,700)
TransDigm Group, Inc.	9,300	(2,377,545)
Triumph Group, Inc.	8,700	(258,825)
United Technologies Corp.	118,200	(13,720,656)

		(20,811,962)

Apparel & Textile Products — (0.2)%
Canada Goose Holdings, Inc.	17,700	(363,735)
Carter’s, Inc.	16,100	(1,589,875)
Columbia Sportswear Co.	400	(24,632)
Gildan Activewear, Inc.	500	(15,640)
Hanesbrands, Inc.	120,000	(2,956,800)
Iconix Brand Group, Inc.	24,500	(139,405)
Lakeland Industries, Inc.	1,200	(16,920)
Naked Brand Group, Inc.	694	(930)
Ralph Lauren Corp.	2,100	(185,409)
Sequential Brands Group, Inc.	11,500	(34,385)
Skechers U.S.A., Inc. Class A	8,400	(210,756)
Steven Madden Ltd.	13,000	(562,900)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class A	129,400	$(2,132,512)

		(8,233,899)

Asset Management — (0.1)%
Affiliated Managers Group, Inc.	1,800	(341,694)
Altisource Asset Management Corp.	100	(8,020)
Ameriprise Financial, Inc.	300	(44,553)
Artisan Partners Asset Management, Inc. Class A	16,700	(544,420)
Brookfield Asset Management, Inc. Class A	1,350	(55,755)
Charles Schwab Corp.	40,458	(1,769,633)
E*TRADE Financial Corp.	1,700	(74,137)
Federated Investors, Inc. Class B	4,900	(145,530)
Fifth Street Asset Management, Inc.	1,800	(7,020)
Form Holdings Corp.	4,150	(5,769)
Franklin Resources, Inc.	10,700	(476,257)
GSV Capital Corp.	100	(541)
Invesco Ltd.	1,100	(38,544)
Kennedy-Wilson Holdings, Inc.	10,600	(196,630)
Ladenburg Thalmann Financial Services, Inc.	100	(288)
Legg Mason, Inc.	200	(7,862)
Leucadia National Corp.	12,400	(313,100)
Medley Capital Corp.	11,200	(66,864)
Real Industry, Inc.	300	(540)
T Rowe Price Group, Inc.	9,416	(853,540)
Triangle Capital Corp.	500	(7,140)
Waddell & Reed Financial, Inc. Class A	23,700	(475,659)
WisdomTree Investments, Inc.	60,500	(615,890)
ZAIS Group Holdings, Inc.	773	(2,821)

		(6,052,207)

Automotive — (0.7)%
American Axle & Manufacturing Holdings, Inc.	2,700	(47,466)
BorgWarner, Inc.	6,900	(353,487)
Cooper Tire & Rubber Co.	25,000	(935,000)
Dana Holding Corp.	100	(2,796)
Dorman Products, Inc.	2,300	(164,726)
Ford Motor Co.	902,300	(10,800,531)
Gentherm, Inc.	3,500	(130,025)
Goodyear Tire & Rubber Co.	40,700	(1,353,275)
Harley-Davidson, Inc.	47,000	(2,265,870)
Horizon Global Corp.	6,900	(121,716)
Tesla Motors, Inc.	53,500	(18,248,850)
Westport Innovations, Inc.	29,000	(94,830)

		(34,518,572)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Banking — (0.2)%
Banc of California, Inc.	35,000	$(726,250)
Bank of America Corp.	184,000	(4,662,560)
Bank of Nova Scotia	900	(57,825)
BB&T Corp.	1,200	(56,328)
BofI Holding, Inc.	3,300	(93,951)
Canadian Imperial Bank of Commerce	2,000	(175,040)
Chemical Financial Corp.	493	(25,764)
CIT Group, Inc.	32,600	(1,599,030)
Commerce Bancshares, Inc.	80	(4,622)
ConnectOne Bancorp, Inc.	23	(566)
CVB Financial Corp.	100	(2,412)
FB Financial Corp.	600	(22,632)
Fifth Third Bancorp	6,500	(181,870)
First Busey Corp.	34	(1,066)
Flagstar Bancorp, Inc.	4,600	(163,208)
FNB Corp.	65,055	(912,722)
Fulton Financial Corp.	100	(1,875)
Great Western Bancorp, Inc.	700	(28,896)
Hancock Holding Co.	6,300	(305,235)
HomeStreet, Inc.	6,200	(167,400)
IBERIABANK Corp.	4,200	(345,030)
Independent Bank Corp.	300	(22,395)
KeyCorp	14,904	(280,493)
LegacyTexas Financial Group, Inc.	200	(7,984)
MB Financial, Inc.	1,536	(69,151)
New York Community Bancorp, Inc.	22,600	(291,314)
Northwest Bancshares, Inc.	300	(5,181)
Old National Bancorp	9	(165)
PacWest Bancorp	1	(50)
People’s United Financial, Inc.	21,364	(387,543)
Pinnacle Financial Partners, Inc.	100	(6,695)
Signature Bank	800	(102,432)
Sterling Bancorp	8	(197)
Texas Capital Bancshares, Inc.	1,600	(137,280)
TFS Financial Corp.	6,852	(110,523)
Toronto-Dominion Bank	3,845	(216,358)
Towne Bank	40	(1,340)
United Bankshares, Inc.	2,003	(74,411)
Valley National Bancorp	1,000	(12,050)
Washington Federal, Inc.	200	(6,730)
Webster Financial Corp.	700	(36,785)

		(11,303,359)

Biotechnology & Pharmaceuticals — (3.0)%
AbbVie, Inc.	202,600	(18,003,036)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Abeona Therapeutics, Inc.	12,900	$(219,945)
ACADIA Pharmaceuticals, Inc.	70,200	(2,644,434)
Acceleron Pharma, Inc.	13,300	(496,356)
AcelRx Pharmaceuticals, Inc.	5,800	(26,680)
Achaogen, Inc.	27,600	(440,220)
Achieve Life Sciences, Inc.	90	(183)
Achillion Pharmaceuticals, Inc.	33,400	(149,966)
Aclaris Therapeutics, Inc.	7,900	(203,899)
Actinium Pharmaceuticals, Inc.	20,500	(11,790)
Adamas Pharmaceuticals, Inc.	12,400	(262,508)
Adamis Pharmaceuticals Corp.	20,000	(104,500)
Aduro Biotech, Inc.	10,200	(108,630)
Advaxis, Inc.	22,300	(93,214)
Adverum Biotechnologies, Inc.	400	(1,460)
Aerie Pharmaceuticals, Inc.	2,100	(102,060)
Aeterna Zentaris, Inc.	11,324	(23,101)
Agenus, Inc.	42,300	(186,543)
Agile Therapeutics, Inc.	4,300	(19,178)
Agios Pharmaceuticals, Inc.	900	(60,075)
Akcea Therapeutics, Inc.	200	(5,656)
Akebia Therapeutics, Inc.	10,100	(198,667)
Alder Biopharmaceuticals, Inc.	47,100	(576,975)
Alexion Pharmaceuticals, Inc. (d)	56,080	(7,867,463)
Alimera Sciences, Inc.	10,300	(13,905)
Allergan PLC	42,370	(8,683,732)
Alnylam Pharmaceuticals, Inc.	20,200	(2,373,298)
Alpine Immune Sciences, Inc.	250	(2,900)
Altimmune, Inc.	1,410	(3,271)
AMAG Pharmaceuticals, Inc.	21,900	(404,055)
Amgen, Inc. (d)	22,550	(4,204,448)
Amicus Therapeutics, Inc.	53,700	(809,796)
Ampio Pharmaceuticals, Inc.	18,000	(10,998)
Anavex Life Sciences Corp.	19,300	(79,902)
ANI Pharmaceuticals, Inc.	3,400	(178,466)
Anthera Pharmaceuticals, Inc.	2,287	(3,293)
Aptevo Therapeutics, Inc.	200	(458)
Aquinox Pharmaceuticals, Inc.	3,100	(43,989)
Aralez Pharmaceuticals, Inc.	32,128	(73,573)
Aratana Therapeutics, Inc.	14,900	(91,337)
Arbutus Biopharma Corp.	4,400	(27,280)
Ardelyx, Inc.	300	(1,680)
Arena Pharmaceuticals, Inc.	4,930	(125,715)
Argos Therapeutics, Inc.	31,614	(5,675)
Arrowhead Pharmaceuticals, Inc.	46,600	(201,778)
Atara Biotherapeutics, Inc.	4,700	(77,785)
aTyr Pharma, Inc.	1,200	(6,060)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Aurinia Pharmaceuticals, Inc.	32,300	$(202,521)
AVEO Pharmaceuticals, Inc.	82,800	(302,220)
Avexis, Inc.	15,700	(1,518,661)
Axovant Sciences Ltd.	2,500	(17,200)
Axsome Therapeutics, Inc.	200	(1,110)
Bellicum Pharmaceuticals, Inc.	23,200	(267,960)
Bio-Path Holdings, Inc.	600	(216)
Biocept, Inc.	18,564	(22,834)
BioCryst Pharmaceuticals, Inc.	1,500	(7,860)
BioDelivery Sciences International, Inc.	23,200	(68,440)
Biogen Idec, Inc. (d)	18,650	(5,839,688)
Biohaven Pharmaceutical Holding Co. Ltd.	1,000	(37,380)
BioMarin Pharmaceutical, Inc.	8,800	(819,016)
BioPharmX Corp.	3,647	(1,043)
Biostage, Inc.	800	(247)
Biostar Pharmaceuticals, Inc.	200	(258)
Bioverativ, Inc.	39	(2,226)
Bluebird Bio, Inc.	14,500	(1,991,575)
Caladrius Biosciences, Inc.	1,160	(4,153)
Calithera Biosciences, Inc.	8,800	(138,600)
Cara Therapeutics, Inc.	22,800	(312,132)
Cascadian Therapeutics, Inc.	6,583	(26,924)
Catabasis Pharmaceuticals, Inc.	5,400	(11,448)
Catalyst Pharmaceutical Partners, Inc.	18,500	(46,620)
Celldex Therapeutics, Inc.	60,200	(172,172)
Cellectar Biosciences, Inc.	1,630	(2,722)
Cellular Biomedicine Group, Inc.	100	(1,065)
Celsion Corp.	723	(1,084)
Cempra, Inc.	16,600	(53,950)
ChemoCentryx, Inc.	600	(4,452)
Chiasma, Inc.	300	(765)
ChromaDex Corp.	4,500	(19,350)
Cidara Therapeutics, Inc.	500	(4,050)
Clovis Oncology, Inc.	34,200	(2,818,080)
Coherus Biosciences, Inc.	8,300	(110,805)
Collegium Pharmaceutical, Inc.	15,400	(161,546)
Conatus Pharmaceuticals, Inc.	17,700	(97,173)
Concert Pharmaceuticals, Inc.	5,600	(82,600)
Concordia International Corp.	11,200	(13,216)
ContraVir Pharmaceuticals, Inc.	31,500	(16,380)
Corbus Pharmaceuticals Holdings, Inc.	23,500	(168,025)
CorMedix, Inc.	10,200	(5,304)
Corvus Pharmaceuticals, Inc.	1,900	(30,286)
CTI BioPharma Corp.	2,500	(7,975)
Cyclacel Pharmaceuticals, Inc.	4,600	(8,418)
Cymabay Therapeutics, Inc.	400	(3,224)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
CytRx Corp.	116,062	$(47,585)
Dare Bioscience, Inc.	2,366	(7,382)
Depomed, Inc.	37,000	(214,230)
Dermira, Inc.	3,500	(94,500)
Dicerna Pharmaceuticals, Inc.	600	(3,450)
Diffusion Pharmaceuticals, Inc.	3,014	(5,003)
Durata Therapeutics (j)	1,400	0
Durect Corp.	1,000	(1,770)
Dynavax Technologies Corp.	38,830	(834,845)
Eagle Pharmaceuticals, Inc.	10,600	(632,184)
Editas Medicine, Inc.	26,800	(643,468)
Egalet Corp.	21,600	(27,648)
Eleven Biotherapeutics, Inc.	9,268	(14,643)
Eli Lilly & Co. (d)	102,930	(8,804,632)
Endo International PLC	120,100	(1,028,657)
Endocyte, Inc.	6,700	(9,447)
Epizyme, Inc.	10,000	(190,500)
Esperion Therapeutics, Inc.	17,400	(872,088)
Evoke Pharma, Inc.	3,600	(12,024)
EyeGate Pharmaceuticals, Inc.	200	(234)
Fibrocell Science, Inc.	66	(202)
FibroGen, Inc.	100	(5,380)
Five Prime Therapeutics, Inc.	900	(36,819)
Flexion Therapeutics, Inc.	8,500	(205,530)
Fortress Biotech, Inc.	200	(884)
Galectin Therapeutics, Inc.	8,079	(17,127)
Galena Biopharma, Inc.	25,680	(9,055)
Genocea Biosciences, Inc.	13,000	(18,980)
Geron Corp.	51,800	(112,924)
Gilead Sciences, Inc. (d)	120,890	(9,794,508)
Global Blood Therapeutics, Inc.	30,500	(947,025)
GlycoMimetics, Inc.	22,300	(311,977)
Halozyme Therapeutics, Inc.	500	(8,685)
Heat Biologics, Inc.	11,474	(7,494)
Heron Therapeutics, Inc.	30,800	(497,420)
Horizon Pharma PLC	71,100	(901,548)
HTG Molecular Diagnostics, Inc.	4,296	(7,303)
Idera Pharmaceuticals, Inc.	39,500	(88,085)
Immune Pharmaceuticals, Inc.	7,359	(11,112)
ImmunoGen, Inc.	38,300	(292,995)
Infinity Pharmaceuticals, Inc.	3,000	(3,990)
Innoviva, Inc.	1,800	(25,416)
Inotek Pharmaceuticals Corp.	18,900	(33,642)
Inovio Pharmaceuticals, Inc.	63,100	(400,054)
Insmed, Inc.	5,800	(181,018)
Insys Therapeutics, Inc.	9,500	(84,360)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Intellia Therapeutics, Inc.	8,800	$(218,680)
Intellipharmaceutics International, Inc.	2,229	(2,207)
Intercept Pharmaceuticals, Inc.	17,500	(1,015,700)
Intersect ENT, Inc.	5,000	(155,750)
Intra-Cellular Therapies, Inc.	28,300	(446,574)
Intrexon Corp.	43,700	(830,737)
Ionis Pharmaceuticals, Inc.	1,000	(50,700)
Iovance Biotherapeutics, Inc.	2,300	(17,825)
Ironwood Pharmaceuticals, Inc.	27,066	(426,831)
Jazz Pharmaceuticals PLC	100	(14,809)
Jounce Therapeutics, Inc.	3,100	(48,298)
Juno Therapeutics, Inc.	66,900	(3,001,134)
Kadmon Holdings, Inc.	1,600	(5,360)
KalVista Pharmaceuticals, Inc.	92	(613)
Karyopharm Therapeutics, Inc.	8,100	(88,938)
Keryx Biopharmaceuticals, Inc.	55,400	(393,340)
Kite Pharma, Inc.	7,800	(1,402,518)
La Jolla Pharmaceutical Co.	10,900	(379,102)
Lannett Co., Inc.	26,000	(479,700)
Lexicon Pharmaceuticals, Inc.	1,285	(15,793)
Lipocine, Inc.	6,800	(26,996)
Loxo Oncology, Inc.	13,300	(1,225,196)
MacroGenics, Inc.	200	(3,696)
Madrigal Pharmaceuticals, Inc.	768	(34,545)
Mallinckrodt PLC	21,667	(809,696)
MannKind Corp.	73,229	(158,907)
Marinus Pharmaceuticals, Inc.	24,700	(144,989)
Matinas BioPharma Holdings, Inc.	1,800	(2,376)
Medicines Co.	43,800	(1,622,352)
MediciNova, Inc.	600	(3,822)
MEI Pharma, Inc.	3,700	(9,916)
Merrimack Pharmaceuticals, Inc.	7,960	(115,738)
Minerva Neurosciences, Inc.	10,000	(76,000)
Molecular Templates, Inc.	1,372	(9,563)
Moleculin Biotech, Inc.	1,700	(4,063)
Momenta Pharmaceuticals, Inc.	1,300	(24,050)
Mylan NV	63,500	(1,991,995)
MYOS RENS Technology, Inc.	72	(98)
Myovant Sciences Ltd.	400	(6,188)
NantKwest, Inc.	13,200	(72,336)
Natural Health Trends Corp.	1,700	(40,630)
Nektar Therapeutics	1,900	(45,600)
Neos Therapeutics, Inc.	4,400	(40,260)
Neuralstem, Inc.	2,653	(3,502)
Neurocrine Biosciences, Inc.	23,300	(1,427,824)
NewLink Genetics Corp.	20,500	(208,690)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Novavax, Inc.	104,600	$(119,244)
Novelion Therapeutics, Inc.	1,110	(7,803)
Novus Therapeutics, Inc.	699	(3,642)
Ocular Therapeutix, Inc.	18,900	(116,802)
Ohr Pharmaceutical, Inc.	7,600	(5,472)
Omeros Corp.	28,500	(616,170)
OncoGenex Pharmaceuticals, Inc. (j)	1,000	0
OpGen, Inc.	6,976	(2,129)
Ophthotech Corp.	16,900	(47,658)
Orexigen Therapeutics, Inc.	3,670	(7,780)
Organovo Holdings, Inc.	48,400	(107,448)
Pacira Pharmaceuticals, Inc.	8,300	(311,665)
Pain Therapeutics, Inc.	1,614	(6,569)
Palatin Technologies, Inc.	21,900	(14,520)
Paratek Pharmaceuticals, Inc.	19,200	(481,920)
Peregrine Pharmaceuticals, Inc.	1,457	(4,575)
Pernix Therapeutics Holdings, Inc.	7,500	(23,625)
Perrigo Co. PLC (d)	33,020	(2,795,143)
Pfizer, Inc. (d)	195,610	(6,983,277)
Pieris Pharmaceuticals, Inc.	2,300	(13,248)
PolarityTE, Inc.	2,199	(60,802)
Progenics Pharmaceuticals, Inc.	35,500	(261,280)
Protalix BioTherapeutics, Inc.	600	(348)
pSivida Corp.	700	(840)
PTC Therapeutics, Inc.	28,900	(578,289)
Pulmatrix, Inc.	9,961	(20,420)
Puma Biotechnology, Inc.	26,000	(3,113,500)
Radius Health, Inc.	30,400	(1,171,920)
Reata Pharmaceuticals, Inc. Class A	2,424	(75,386)
Recro Pharma, Inc.	100	(898)
Regeneron Pharmaceuticals, Inc. (d)	8,090	(3,616,116)
REGENXBIO, Inc.	1,300	(42,835)
Regulus Therapeutics, Inc.	6,200	(7,750)
Repros Therapeutics, Inc.	10,900	(3,488)
Revance Therapeutics, Inc.	6,600	(181,830)
Rigel Pharmaceuticals, Inc.	1,600	(4,064)
Rxi Pharmaceuticals Corp.	10,200	(4,896)
Sage Therapeutics, Inc.	24,000	(1,495,200)
Sangamo BioSciences, Inc.	6,400	(96,000)
Sarepta Therapeutics, Inc.	45,000	(2,041,200)
Savara, Inc.	1,849	(17,288)
SCYNEXIS, Inc.	4,900	(11,809)
Seattle Genetics, Inc.	1,800	(97,938)
Seres Therapeutics, Inc.	4,100	(65,764)
Shire PLC ADR	25	(3,828)
Sierra Oncology, Inc.	5,900	(9,145)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Sophiris Bio, Inc.	9,100	$(19,474)
Sorrento Therapeutics, Inc.	1,700	(2,890)
Spark Therapeutics, Inc.	3,100	(276,396)
Stemline Therapeutics, Inc.	500	(5,550)
Sunesis Pharmaceuticals, Inc.	233	(452)
Supernus Pharmaceuticals, Inc.	200	(8,000)
Syndax Pharmaceuticals, Inc.	3,600	(42,120)
Synergy Pharmaceuticals, Inc.	157,400	(456,460)
Synthetic Biologics, Inc.	39,900	(37,231)
Teligent, Inc.	16,800	(112,728)
Tenax Therapeutics, Inc.	8,900	(3,213)
TESARO, Inc.	37,900	(4,892,890)
Tetraphase Pharmaceuticals, Inc.	11,100	(75,924)
TG Therapeutics, Inc.	35,000	(414,750)
TherapeuticsMD, Inc.	123,000	(650,670)
Theravance Biopharma, Inc.	1,700	(58,208)
Titan Pharmaceuticals, Inc.	1,600	(2,800)
Tonix Pharmaceuticals Holding Corp.	5,160	(23,530)
Trevena, Inc.	23,100	(58,905)
Trillium Therapeutics, Inc.	1,600	(8,240)
Ultragenyx Pharmaceutical, Inc.	12,500	(665,750)
United Therapeutics Corp.	700	(82,033)
Valeant Pharmaceuticals International, Inc.	163,100	(2,337,223)
Vital Therapies, Inc.	2,700	(13,635)
VIVUS, Inc.	23,700	(23,463)
WaVe Life Sciences Ltd.	400	(8,700)
Xbiotech, Inc.	6,300	(27,531)
Xencor, Inc.	100	(2,300)
Xenon Pharmaceuticals, Inc.	100	(295)
XOMA Corp.	410	(8,057)
Zafgen, Inc.	5,500	(19,360)
ZIOPHARM Oncology, Inc.	63,046	(387,102)
Zoetis, Inc.	84,500	(5,387,720)
Zogenix, Inc.	16,025	(561,676)
Zosano Pharma Corp.	10,300	(8,477)
Zynerba Pharmaceuticals, Inc.	9,200	(76,912)

		(150,616,556)

Chemicals — (0.2)%
Avery Dennison Corp.	500	(49,422)
Axalta Coating Systems Ltd.	56,200	(1,625,304)
Balchem Corp.	3,000	(243,870)
CF Industries Holdings, Inc.	113,900	(4,004,724)
Ferro Corp.	1,200	(26,760)
GCP Applied Technologies, Inc.	100	(3,070)
Innospec, Inc.	100	(6,115)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Intrepid Potash, Inc.	32,000	$(139,520)
Kraton Performance Polymers, Inc.	7,000	(283,080)
LSB Industries, Inc.	19,800	(157,212)
Materion Corp.	200	(8,630)
Minerals Technologies, Inc.	200	(14,130)
Olin Corp.	101,900	(3,490,075)
Platform Specialty Products Corp.	74,600	(831,790)
PolyOne Corp.	300	(12,009)
Rayonier Advanced Materials, Inc.	11,300	(154,810)
Rentech, Inc.	3,490	(1,605)
Trinseo SA	2,600	(174,460)
Tronox Ltd. Class A	1,000	(21,100)
Valvoline, Inc.	4,424	(103,743)

		(11,351,429)

Commercial Services — (0.1)%
ABM Industries, Inc.	3,200	(133,472)
Advisory Board Co. (The)	10,700	(573,788)
AMN Healthcare Services, Inc.	900	(41,130)
Aramark	33,900	(1,376,679)
Brink’s Co.	100	(8,396)
FTI Consulting, Inc.	200	(7,096)
H&R Block, Inc.	40,847	(1,081,629)
Healthcare Services Group, Inc.	4,700	(253,659)
LSC Communications, Inc.	200	(3,210)
On Assignment, Inc.	400	(21,472)
Patriot National, Inc.	3,800	(5,130)
Quad/Graphics, Inc.	200	(4,522)
Rollins, Inc.	1,450	(66,903)
RR Donnelley & Sons Co.	20,534	(211,500)
Sotheby’s	4,800	(221,328)

		(4,009,914)

Construction Materials — (0.1)%
Eagle Materials, Inc.	1,000	(106,700)
Martin Marietta Materials, Inc.	4,930	(1,016,714)
Patrick Industries, Inc.	50	(4,205)
Summit Materials, Inc. Class A	43,900	(1,406,117)
Trex Co., Inc.	400	(36,028)
US Concrete, Inc.	600	(45,780)
Vulcan Materials Co.	4,600	(550,160)

		(3,165,704)

Consumer Products — (0.8)%
22nd Century Group, Inc.	7,500	(20,775)
Alliance One International, Inc.	200	(2,180)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Amplify Snack Brands, Inc.	23,400	$(165,906)
B&G Foods, Inc.	41,200	(1,312,220)
Blue Buffalo Pet Products, Inc.	75,000	(2,126,250)
Cal-Maine Foods, Inc.	2,400	(98,640)
Church & Dwight Co., Inc.	300	(14,535)
Coca-Cola Co.	11,200	(504,112)
Cott Corp.	4,900	(73,549)
Coty, Inc. Class A	293,480	(4,851,224)
Darling Ingredients, Inc.	500	(8,760)
Dean Foods Co.	14,000	(152,320)
elf Beauty, Inc.	28,300	(638,165)
Energizer Holdings, Inc.	1,200	(55,260)
General Mills, Inc.	156,800	(8,115,968)
Hain Celestial Group, Inc.	7,000	(288,050)
Helen of Troy Ltd.	300	(29,070)
Herbalife Ltd.	25,300	(1,716,099)
Hostess Brands, Inc.	15,600	(213,096)
Kellogg Co.	59,700	(3,723,489)
Kraft Heinz Co.	95,600	(7,413,780)
Lamb Weston Holdings, Inc.	200	(9,360)
McCormick & Co., Inc.	6,100	(626,104)
MGP Ingredients, Inc.	100	(6,063)
Orchids Paper Products Co.	372	(5,238)
PepsiCo, Inc.	5,600	(624,008)
Post Holdings, Inc.	31,700	(2,798,159)
Revlon, Inc. Class A	5,600	(137,480)
Snyder’s-Lance, Inc.	5,700	(217,398)
TreeHouse Foods, Inc.	34,500	(2,336,685)
Tyson Foods, Inc. Class A	10,200	(718,590)
Universal Corp.	300	(17,190)

		(39,019,723)

Consumer Services — (0.0)%
Aaron’s, Inc.	1,700	(74,171)
Bright Horizons Family Solutions, Inc.	100	(8,560)
Career Education Corp.	6,700	(69,613)
Laureate Education, Inc. Class A	14,699	(213,870)
Medifast, Inc.	100	(5,959)
Nutrisystem, Inc.	2,400	(134,160)
Rent-A-Center, Inc.	37,300	(428,204)

		(934,537)

Containers & Packaging — (0.0)%
Bemis Co., Inc.	3,700	(168,609)
International Paper Co.	1,300	(73,866)
KapStone Paper and Packaging Corp.	17,500	(376,075)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Owens-Illinois, Inc.	1,200	$(30,192)
Packaging Corp. of America	2,200	(252,296)
Sonoco Products Co.	2,100	(105,945)

		(1,006,983)

Design, Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc.	700	(56,287)

Distributors—Consumer Staples — (0.0)%
Calavo Growers, Inc.	600	(43,920)
Castle Brands, Inc.	13,300	(17,822)
Core-Mark Holding Co., Inc.	1,200	(38,568)

		(100,310)

Distributors—Discretionary — (0.0)%
Fastenal Co.	4,200	(191,436)
G-III Apparel Group Ltd.	5,600	(162,512)
LKQ Corp.	300	(10,797)

		(364,745)

Electrical Equipment — (0.2)%
AAON, Inc.	100	(3,447)
Acuity Brands, Inc.	400	(68,512)
Allied Motion Technologies, Inc.	100	(2,534)
Babcock & Wilcox Enterprises, Inc.	6,600	(21,978)
Badger Meter, Inc.	100	(4,900)
Capstone Turbine Corp.	4,485	(3,117)
Energous Corp.	15,300	(193,698)
Energy Focus, Inc.	2,100	(5,733)
ESCO Technologies, Inc.	100	(6,020)
General Cable Corp.	24,200	(456,170)
Hubbell, Inc.	200	(23,204)
Johnson Controls International PLC	253,300	(10,205,457)
National Instruments Corp.	100	(4,235)

		(10,999,005)

Engineering & Construction Services — (0.1)%
AECOM	24,796	(912,741)
Chicago Bridge & Iron Co. NV	70,800	(1,189,440)
Dycom Industries, Inc.	5,700	(489,516)
Goldfield Corp.	4,000	(25,200)
KBR, Inc.	11,100	(198,468)
Kratos Defense & Security Solutions, Inc.	10,100	(132,108)
Stantec, Inc.	200	(5,550)
Team, Inc.	3,300	(44,055)

		(2,997,078)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Forest & Paper Products — (0.0)%
Domtar Corp.	700	$(30,373)
Verso Corp.	2,100	(10,689)

		(41,062)

Gaming, Lodging & Restaurants — (0.6)%
Brinker International, Inc.	33,900	(1,080,054)
Buffalo Wild Wings, Inc.	10,800	(1,141,560)
Carnival Corp.	300	(19,287)
Carnival PLC ADR	800	(51,584)
Cheesecake Factory, Inc.	2,800	(117,936)
Chipotle Mexican Grill, Inc.	19,901	(6,126,125)
Choice Hotels International, Inc.	4,500	(287,550)
Churchill Downs, Inc.	2,200	(453,640)
Chuy’s Holdings, Inc.	1,300	(27,365)
Darden Restaurants, Inc.	8,699	(685,307)
Dave & Buster’s Entertainment, Inc.	20,600	(1,081,088)
DineEquity, Inc.	12,500	(537,250)
Fiesta Restaurant Group, Inc.	5,900	(112,100)
Golden Entertainment, Inc.	1,100	(26,818)
Hilton Worldwide Holdings, Inc.	29,300	(2,034,885)
ILG, Inc.	10,996	(293,923)
International Game Technology PLC	2,300	(56,465)
Jamba, Inc.	1,800	(15,552)
La Quinta Holdings, Inc.	2,200	(38,500)
Las Vegas Sands Corp.	19,800	(1,270,368)
Marriott International, Inc. Class A	1,086	(119,743)
MGM Resorts International	222,600	(7,254,534)
Noodles & Co.	100	(440)
Norwegian Cruise Line Holdings Ltd.	13,900	(751,295)
Papa Murphy’s Holdings, Inc.	3,000	(17,850)
Rave Restaurant Group, Inc.	500	(895)
Red Robin Gourmet Burgers, Inc.	4,000	(268,000)
Red Rock Resorts, Inc. Class A	34,200	(792,072)
Royal Caribbean Cruises Ltd.	7,400	(877,196)
Ruby Tuesday, Inc.	8,000	(17,120)
Shake Shack, Inc. Class A	18,100	(601,463)
Starbucks Corp.	6,900	(370,599)
Texas Roadhouse, Inc.	2,200	(108,108)
Wynn Resorts Ltd.	31,900	(4,750,548)
Zoe’s Kitchen, Inc.	13,600	(171,768)

		(31,558,988)

Hardware — (0.2)%
3D Systems Corp.	79,600	(1,065,844)
Acacia Communications, Inc.	27,400	(1,290,540)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Aerohive Networks, Inc.	1,100	$(4,499)
Airgain, Inc.	600	(5,454)
ARRIS International PLC	1,900	(54,131)
Blackberry Ltd.	199,300	(2,228,174)
Ciena Corp.	95,300	(2,093,741)
CommScope Holding Co., Inc.	12,900	(428,409)
Control4 Corp.	500	(14,730)
Diebold, Inc.	30,300	(692,355)
Digimarc Corp.	2,600	(95,160)
Digital Ally, Inc.	2,100	(5,040)
Everspin Technologies, Inc.	1,800	(30,762)
ExOne Co.	4,100	(46,576)
Gigamon, Inc.	18,600	(783,990)
GoPro, Inc. Class A	68,000	(748,680)
Infinera Corp.	4,100	(36,367)
Kopin Corp.	1,500	(6,255)
Lumentum Holdings, Inc.	11,300	(614,155)
Mercury Systems, Inc.	1,100	(57,068)
Methode Electronics, Inc.	100	(4,275)
MicroVision, Inc.	25,700	(71,446)
NCR Corp.	5,700	(213,864)
Neonode, Inc.	5,200	(6,656)
NETGEAR, Inc.	500	(23,800)
NetScout Systems, Inc.	4,800	(155,280)
Nutanix, Inc.	27,700	(620,203)
NXT-ID, Inc.	1,716	(3,775)
Pitney Bowes, Inc.	900	(12,611)
Quantum Corp.	2,863	(17,522)
Super Micro Computer, Inc.	4,600	(101,660)
Superconductor Technologies, Inc.	1,432	(1,475)
Ubiquiti Networks, Inc.	15,824	(886,460)
ViaSat, Inc.	3,200	(205,824)
Vuzix Corp.	4,649	(25,337)

		(12,652,118)

Health Care Facilities & Services — (0.6)%
Acadia Healthcare Co., Inc.	5,700	(272,232)
Almost Family, Inc.	200	(10,746)
American Renal Associates Holdings, Inc.	3,300	(49,401)
AmerisourceBergen Corp.	13,300	(1,100,575)
Anthem, Inc. (d)	55,250	(10,490,724)
Brookdale Senior Living, Inc.	113,691	(1,205,125)
Cancer Genetics, Inc.	100	(270)
Capital Senior Living Corp.	13,800	(173,190)
Cardinal Health, Inc.	1,300	(86,996)
CHF Solutions, Inc.	8,732	(5,118)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
DaVita HealthCare Partners, Inc.	2,900	$(172,231)
Diplomat Pharmacy, Inc.	12,600	(260,946)
Ekso Bionics Holdings, Inc.	16,299	(19,722)
Ensign Group, Inc.	100	(2,254)
Envision Healthcare Corp.	55,631	(2,500,613)
Genesis Healthcare, Inc.	6,600	(7,656)
HCA Healthcare, Inc. (d)	45,150	(3,593,489)
HealthEquity, Inc.	200	(10,116)
HealthSouth Corp.	800	(37,080)
Henry Schein, Inc. (d)	43,610	(3,575,584)
ICON PLC	4,267	(485,926)
Interpace Diagnostics Group, Inc.	6,500	(10,075)
Invitae Corp.	600	(5,622)
Kindred Healthcare, Inc.	48,549	(330,133)
Laboratory Corp. of America Holdings	1,400	(211,358)
Natera, Inc.	6,800	(87,652)
NeoGenomics, Inc.	1,300	(14,469)
Nobilis Health Corp.	4,600	(6,900)
Novan, Inc.	3,300	(18,513)
OvaScience, Inc.	5,000	(7,100)
Owens & Minor, Inc.	2,200	(64,240)
Patterson Cos., Inc.	100	(3,874)
Quest Diagnostics, Inc. (d)	11,750	(1,100,270)
Quintiles Transnational Holdings, Inc.	7,202	(684,694)
Quorum Health Corp.	1,100	(5,698)
Rennova Health, Inc.	2,000	(390)
Research Holdings, Inc. Class A	4,200	(219,660)
Surgery Partners, Inc.	600	(6,210)
Teladoc, Inc.	16,400	(543,660)
Tenet Healthcare Corp.	70,500	(1,158,315)
UnitedHealth Group, Inc.	300	(58,502)
Universal Health Services, Inc. Class B	4,700	(521,418)

		(29,118,747)

Home & Office Products — (0.4)%
AV Homes, Inc.	100	(1,715)
Beazer Homes USA, Inc.	19,600	(367,304)
CalAtlantic Group, Inc.	44,220	(1,619,779)
Century Communities, Inc.	5,300	(130,910)
DR Horton, Inc.	700	(27,951)
Fortune Brands Home & Security, Inc.	600	(40,338)
Green Brick Partners, Inc.	400	(3,960)
Hovnanian Enterprises, Inc. Class A	67,800	(130,854)
iRobot Corp.	10,400	(801,424)
KB Home	55,100	(1,329,012)
Leggett & Platt, Inc.	9,300	(443,889)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Lennar Corp. Class A	3,900	$(205,920)
LGI Homes, Inc.	14,500	(704,265)
M/I Homes, Inc.	6,900	(184,437)
MDC Holdings, Inc.	11,400	(378,594)
Meritage Homes Corp.	4,100	(182,040)
Newell Brands, Inc.	221,318	(9,443,639)
Nova Lifestyle, Inc.	500	(830)
PulteGroup, Inc.	2,400	(65,592)
St Joe Co.	3,800	(71,630)
Stanley Black & Decker, Inc.	15,900	(2,400,423)
Taylor Morrison Home Corp. Class A	1,600	(35,280)
Tempur Sealy International, Inc.	37,700	(2,432,404)
Toll Brothers, Inc.	500	(20,735)
TRI Pointe Homes, Inc.	89,900	(1,241,519)
William Lyon Homes Class A	15,700	(360,943)

		(22,625,387)

Industrial Services — (0.0)%
HD Supply Holdings, Inc.	7,500	(270,525)
Herc Holdings, Inc.	446	(21,912)
Kaman Corp.	2,000	(111,560)
Ritchie Bros Auctioneers, Inc.	19,100	(603,942)
Watsco, Inc.	200	(32,253)
Wesco Aircraft Holdings, Inc.	1,100	(10,340)

		(1,050,532)

Institutional Financial Services — (0.6)%
CBOE Holdings, Inc.	31,300	(3,368,819)
CME Group, Inc.	1,000	(135,680)
Evercore Partners, Inc. Class A	3,100	(248,775)
Global Brokerage, Inc.	2,650	(4,505)
Goldman Sachs Group, Inc.	69,400	(16,460,986)
Greenhill & Co., Inc.	20,700	(343,620)
Investment Technology Group, Inc.	100	(2,214)
Morgan Stanley	156,900	(7,557,873)
Piper Jaffray Cos.	400	(23,740)
PJT Partners, Inc.	100	(3,790)
State Street Corp.	400	(38,216)
Virtu Financial, Inc. Class A	15,900	(257,580)

		(28,445,798)

Insurance — (0.2)%
Ambac Financial Group, Inc.	200	(3,452)
American International Group, Inc.	42,200	(2,590,658)
American National Insurance Co.	100	(11,808)
Amtrust Financial Services, Inc.	800	(10,768)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Aon PLC	1,300	$(189,930)
Arthur J Gallagher & Co.	1,600	(98,480)
Berkshire Hathaway, Inc. Class B	26,400	(4,839,648)
Brown & Brown, Inc.	600	(28,914)
Chubb Ltd.	1,800	(256,590)
Cincinnati Financial Corp.	11,651	(892,117)
CNO Financial Group, Inc.	600	(14,004)
Everest Re Group Ltd.	200	(45,232)
Great-West Lifeco, Inc.	19,582	(563,566)
Hartford Financial Services Group, Inc.	700	(38,801)
HCI Group, Inc.	2,300	(87,975)
Health Insurance Innovations, Inc. Class A	1,800	(26,100)
Markel Corp.	200	(213,596)
Marsh & McLennan Cos., Inc.	1,100	(92,191)
MBIA, Inc.	61,400	(534,180)
Reinsurance Group of America, Inc.	400	(55,812)
Sun Life Financial, Inc.	3,700	(147,334)
Torchmark Corp.	49	(3,924)
Unum Group	100	(5,095)
XL Group Ltd.	800	(31,560)

		(10,781,735)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	220,300	(1,231,477)
Allegheny Technologies, Inc.	29,600	(707,440)
Carpenter Technology Corp.	500	(24,015)
Cleveland Cliffs, Inc.	207,500	(1,483,625)
Commercial Metals Co.	13,700	(260,711)
Reliance Steel & Aluminum Co.	400	(30,468)
Schnitzer Steel Industries, Inc. Class A	100	(2,811)
United States Steel Corp.	122,400	(3,140,784)
Warrior Met Coal, Inc.	4,000	(94,280)
Worthington Industries, Inc.	1,500	(69,000)

		(7,044,611)

Leisure Products — (0.2)%
Hasbro, Inc.	2,000	(195,340)
LCI Industries	5,800	(671,930)
Mattel, Inc.	108,700	(1,682,676)
Nautilus, Inc.	2,900	(49,010)
Polaris Industries, Inc.	28,300	(2,961,029)
Thor Industries, Inc.	17,300	(2,178,243)
Vista Outdoor, Inc.	4,000	(91,760)
Winnebago Industries, Inc.	3,900	(174,525)

		(8,004,513)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Machinery — (0.1)%
Actuant Corp. Class A	1,400	$(35,840)
Flowserve Corp.	12,800	(545,152)
IDEX Corp.	2,700	(327,969)
John Bean Technologies Corp.	1,900	(192,090)
Kennametal, Inc.	400	(16,136)
Manitowoc Co., Inc.	11,800	(106,200)
Middleby Corp.	3,000	(384,510)
NN, Inc.	300	(8,700)
Raven Industries, Inc.	500	(16,200)
Terex Corp.	9,700	(436,694)
Titan International, Inc.	2,800	(28,420)
Xylem, Inc.	14,500	(908,135)

		(3,006,046)

Manufactured Goods — (0.0)%
AZZ, Inc.	300	(14,610)
Proto Labs, Inc.	5,900	(473,770)
Simpson Manufacturing Co., Inc.	4,100	(201,064)
Timken Co. (The)	400	(19,420)

		(708,864)

Media — (1.1)%
AMC Networks, Inc. Class A	100	(5,847)
Angie’s List, Inc.	16,000	(199,360)
Cars.com, Inc.	10,800	(287,388)
Carvana Co.	10,800	(158,544)
Charter Communications, Inc. Class A (d)	4,791	(1,741,145)
Cumulus Media, Inc. Class A	3,200	(1,024)
DISH Network Corp. Class A	2,200	(119,306)
EW Scripps Co. Class A	36	(688)
Facebook, Inc. Class A	63,400	(10,833,158)
Global Eagle Entertainment, Inc.	2,500	(8,550)
Gray Television, Inc.	5,400	(84,780)
Groupon, Inc.	220,700	(1,147,640)
GrubHub, Inc.	15,700	(826,762)
Houghton Mifflin Harcourt Co.	100	(1,205)
Imax Corp.	1,600	(36,240)
Interpublic Group of Cos., Inc. (The)	200	(4,158)
John Wiley & Sons, Inc. Class A	5,100	(272,850)
Liberty Broadband Corp. Class C	12,900	(1,229,370)
Liberty Expedia Holdings, Inc. Class A	1,400	(74,354)
Liberty Media Group Class A	92	(3,348)
Live Ventures, Inc.	366	(4,506)
Media General, Inc. (j)	12,100	0
Meet Group, Inc.	34,400	(125,216)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Meredith Corp.	2,600	$(144,300)
New Media Investment Group, Inc.	1,800	(26,622)
New York Times Co. Class A	1,600	(31,360)
Nexstar Media Group, Inc.	31,811	(1,981,825)
Pandora Media, Inc.	169,800	(1,307,460)
Shaw Communications, Inc. B Shares	1,300	(29,913)
Shutterstock, Inc.	500	(16,645)
Sinclair Broadcast Group, Inc. Class A	2,100	(67,305)
Sirius XM Holdings, Inc. (d)	500,708	(2,763,908)
Snap, Inc.	567,700	(8,254,358)
Stamps.com, Inc.	5,400	(1,094,310)
TEGNA, Inc.	82,400	(1,098,392)
Time, Inc.	1,700	(22,950)
TripAdvisor, Inc.	56,302	(2,281,920)
Twitter, Inc.	509,000	(8,586,830)
Walt Disney Co.	66,000	(6,505,620)
WideOpenWest, Inc.	200	(3,005)
Yelp, Inc.	39,800	(1,723,340)
Yext, Inc.	4,600	(61,088)
Zillow Group, Inc. Class A	3,182	(127,757)

		(53,294,347)

Medical Equipment & Devices — (1.8)%
Abbott Laboratories (d)	87,558	(4,672,095)
ABIOMED, Inc.	1,900	(320,340)
Accelerate Diagnostics, Inc.	15,600	(350,220)
Agilent Technologies, Inc. (d)	55,960	(3,592,632)
Amedica Corp.	15,707	(4,715)
Avinger, Inc.	12,628	(4,804)
Becton Dickinson and Co. (d)	19,143	(3,751,071)
Bellerophon Therapeutics, Inc.	100	(144)
BioTelemetry, Inc.	11,800	(389,400)
Cesca Therapeutics, Inc.	284	(1,011)
Cooper Cos., Inc. (d)	11,320	(2,684,085)
Corindus Vascular Robotics, Inc.	700	(1,064)
Cytori Therapeutics, Inc.	11,446	(4,195)
CytoSorbents Corp.	500	(3,100)
Dentsply Sirona, Inc.	5,984	(357,903)
DexCom, Inc.	60,500	(2,959,962)
Dextera Surgical, Inc.	1,200	(331)
Endologix, Inc.	12,100	(53,966)
EnteroMedics, Inc.	7,059	(12,494)
Exact Sciences Corp.	72,000	(3,392,640)
Foundation Medicine, Inc.	6,400	(257,280)
GenMark Diagnostics, Inc.	900	(8,667)
Glaukos Corp.	16,500	(544,500)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Haemonetics Corp.	3,400	$(152,558)
Halyard Health, Inc.	200	(8,961)
ICU Medical, Inc.	800	(148,680)
IDEXX Laboratories, Inc. (d)	17,721	(2,755,438)
Illumina, Inc. (d)	55,360	(11,027,712)
Invacare Corp.	400	(6,300)
InVivo Therapeutics Holdings Corp.	10,000	(14,750)
IsoRay, Inc.	4,400	(2,273)
K2M Group Holdings, Inc.	300	(6,363)
Microbot Medical, Inc.	24,339	(28,477)
NanoString Technologies, Inc.	200	(3,232)
Natus Medical, Inc.	1,100	(41,250)
Navidea Biopharmaceuticals, Inc.	14,299	(5,934)
Neovasc, Inc.	9,188	(15,620)
Nevro Corp.	17,100	(1,554,048)
Novocure Ltd.	22,300	(442,655)
NuVasive, Inc.	400	(22,184)
OPKO Health, Inc.	77,500	(531,650)
Pacific Biosciences of California, Inc.	46,500	(244,125)
Penumbra, Inc.	4,800	(433,440)
Pulse Biosciences, Inc.	1,500	(27,915)
Quotient Ltd.	200	(986)
Rockwell Medical, Inc.	9,000	(77,040)
Second Sight Medical Products, Inc.	9,400	(11,280)
Skyline Medical, Inc.	1,218	(1,766)
Stryker Corp. (d)	46,650	(6,625,233)
T2 Biosystems, Inc.	4,600	(19,320)
Tandem Diabetes Care, Inc.	13,768	(10,051)
Teleflex, Inc. (d)	14,590	(3,530,342)
Thermo Fisher Scientific, Inc. (d)	53,250	(10,074,900)
TransEnterix, Inc.	40,900	(58,487)
Trovagene, Inc.	15,893	(11,602)
Varex Imaging Corp.	400	(13,536)
Varian Medical Systems, Inc. (d)	211,750	(21,187,705)
Vericel Corp.	4,400	(26,400)
ViewRay, Inc.	1,300	(7,488)
Viveve Medical, Inc.	100	(529)
Waters Corp. (d)	30,120	(5,407,142)
Zimmer Holdings, Inc.	7,800	(913,302)

		(88,817,293)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	2,700	(122,067)
Alamos Gold, Inc. Class A	58,500	(395,460)
Alexco Resource Corp.	3,700	(5,365)
Asanko Gold, Inc.	400	(381)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Avino Silver & Gold Mines Ltd.	600	$(930)
B2GOLD Corp.	12,700	(35,560)
Barrick Gold Corp.	3,300	(53,097)
Cameco Corp.	14,200	(137,314)
Coeur Mining, Inc.	66,164	(608,047)
Compass Minerals International, Inc.	19,600	(1,272,040)
Eldorado Gold Corp.	9,000	(19,800)
Endeavour Silver Corp.	56,400	(134,232)
Fairmount Santrol Holdings, Inc.	156,800	(749,504)
Ferroglobe PLC	6,200	(81,592)
First Majestic Silver Corp.	115,800	(792,072)
Fortuna Silver Mines, Inc.	4,000	(17,520)
Franco-Nevada Corp.	4,900	(379,652)
Freeport-McMoRan Copper & Gold, Inc.	66,600	(935,064)
Gold Resource Corp.	16,500	(61,875)
Gold Standard Ventures Corp.	26,300	(42,606)
Hecla Mining Co.	57,700	(289,654)
Klondex Mines Ltd.	6,500	(23,660)
MAG Silver Corp.	6,700	(75,241)
McEwen Mining, Inc.	128,800	(251,160)
Nevsun Resources Ltd.	100	(218)
Northern Dynasty Minerals Ltd.	129,100	(232,380)
Novagold Resources, Inc.	77,800	(320,536)
Osisko Gold Royalties Ltd.	3,800	(49,058)
Pan American Silver Corp.	5,700	(97,185)
Pershing Gold Corp.	1,100	(3,245)
Platinum Group Metals Ltd.	15,600	(6,396)
Pretium Resources, Inc.	87,300	(808,398)
Richmont Mines, Inc.	800	(7,480)
Sandstorm Gold Ltd.	200	(908)
Seabridge Gold, Inc.	23,800	(290,360)
Smart Sand, Inc.	1,800	(12,204)
SSR Mining, Inc.	1,800	(19,098)
Tahoe Resources, Inc.	157,200	(828,444)
Turquoise Hill Resources Ltd.	30,300	(93,930)
Uranium Energy Corp.	45,500	(62,790)
US Gold Corp.	1,029	(2,285)
US Silica Holdings, Inc.	56,800	(1,764,776)
Vista Gold Corp.	4,800	(3,672)
Westwater Resources, Inc.	14,905	(21,463)
Wheaton Precious Metals Corp.	1,600	(30,544)
Yamana Gold, Inc.	5,900	(15,635)

		(11,154,898)

Oil, Gas & Coal — (2.4)%
Anadarko Petroleum Corp.	21,600	(1,055,160)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Andeavor	18,600	$(1,918,590)
Antero Midstream GP LP	12,600	(257,922)
Antero Resources Corp.	107,000	(2,129,300)
Apache Corp.	148,900	(6,819,620)
Approach Resources, Inc.	12,400	(31,124)
Archrock, Inc.	5,200	(65,260)
Basic Energy Services, Inc.	14,200	(274,060)
Baytex Energy Corp.	33,100	(99,631)
Bill Barrett Corp.	6,900	(29,601)
Bonanza Creek Energy, Inc.	1,500	(49,485)
Bristow Group, Inc.	8,800	(82,280)
C&J Energy Services, Inc.	4,100	(122,877)
California Resources Corp.	29,910	(312,859)
Callon Petroleum Co.	141,200	(1,587,088)
Camber Energy, Inc.	1,800	(302)
Canadian Natural Resources Ltd.	4,800	(160,752)
CARBO Ceramics, Inc.	19,000	(163,970)
Carrizo Oil & Gas, Inc.	12,700	(217,551)
Cenovus Energy, Inc.	59,700	(598,194)
Centennial Resource Development, Inc. Class A	36,400	(654,108)
Cheniere Energy Partners LP Holdings LLC	4,100	(102,828)
Cheniere Energy, Inc.	54,800	(2,468,192)
Chesapeake Energy Corp.	635,800	(2,733,940)
Chevron Corp. (d)	111,800	(13,136,500)
Clean Energy Fuels Corp.	700	(1,736)
Cloud Peak Energy, Inc.	26,400	(96,624)
Cobalt International Energy, Inc.	20,860	(29,830)
Comstock Resources, Inc.	9,180	(55,814)
ConocoPhillips	286,700	(14,349,335)
Continental Resources, Inc.	17,700	(683,397)
Core Laboratories NV	3,300	(325,710)
Crescent Point Energy Corp.	55,800	(449,190)
CVR Energy, Inc.	3,000	(77,700)
Delek US Holdings, Inc.	44,740	(1,195,900)
Denbury Resources, Inc.	28,400	(38,056)
Diamondback Energy, Inc.	26,700	(2,615,532)
Earthstone Energy, Inc.	200	(2,198)
Eclipse Resources Corp.	2,700	(6,750)
Eco-Stim Energy Solutions, Inc.	500	(770)
Enbridge Energy Management LLC	166	(2,357)
Enbridge, Inc.	8,372	(350,284)
Encana Corp.	62,400	(735,072)
Energen Corp.	11,000	(601,480)
Enerplus Corp.	46,000	(454,020)
EnLink Midstream LLC	19,000	(327,750)
EP Energy Corp. Class A	20,700	(67,482)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Erin Energy Corp.	700	$(1,925)
EXCO Resources, Inc.	15,092	(20,223)
Extraction Oil & Gas, Inc.	47,600	(732,564)
Exxon Mobil Corp. (d)	146,900	(12,042,862)
Flotek Industries, Inc.	39,400	(183,210)
Forum Energy Technologies, Inc.	1,000	(15,900)
Frank’s International NV	37,200	(287,184)
Gastar Exploration, Inc.	82,600	(72,655)
Gran Tierra Energy, Inc.	100	(228)
Gulfport Energy Corp.	37,600	(539,184)
Halcon Resources Corp.	94,300	(641,240)
Helmerich & Payne, Inc.	57,000	(2,970,270)
Hess Corp.	9,200	(431,388)
HollyFrontier Corp.	4,000	(143,880)
Imperial Oil Ltd.	1,800	(57,492)
Jagged Peak Energy, Inc.	14,400	(196,704)
Jones Energy, Inc.	44,919	(86,244)
Keane Group, Inc.	29,900	(498,732)
Key Energy Services, Inc.	100	(1,317)
Kinder Morgan, Inc.	367,132	(7,041,592)
Laredo Petroleum, Inc.	96,500	(1,247,745)
Matador Resources Co.	5,700	(154,755)
McDermott International, Inc.	24,100	(175,207)
MRC Global, Inc.	24,500	(428,505)
Murphy Oil Corp.	10,800	(286,848)
Murphy USA, Inc.	14,400	(993,600)
Nabors Industries Ltd.	67,000	(540,690)
National Oilwell Varco, Inc.	4,500	(160,785)
NCS Multistage Holdings, Inc.	1,400	(33,712)
Noble Corp. PLC	2,200	(10,120)
Noble Energy, Inc.	33	(936)
Northern Oil and Gas, Inc.	39,900	(35,910)
NOW, Inc.	1,700	(23,477)
Oasis Petroleum, Inc.	36,400	(331,968)
Oceaneering International, Inc.	200	(5,254)
ONEOK, Inc.	46,500	(2,576,565)
Parsley Energy, Inc. Class A	124,600	(3,281,964)
Patterson-UTI Energy, Inc.	21,300	(446,022)
PBF Energy, Inc. Class A	76,800	(2,120,448)
PDC Energy, Inc.	2,300	(112,769)
Pembina Pipeline Corp.	12,005	(421,376)
Pengrowth Energy Corp.	32,900	(33,887)
PetroQuest Energy, Inc.	475	(1,088)
Precision Drilling Corp.	8,300	(25,896)
ProPetro Holding Corp.	8,000	(114,800)
QEP Resources, Inc.	10,400	(89,128)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Ramaco Resources, Inc.	2,800	$(18,564)
Range Resources Corp.	142,987	(2,798,256)
Resolute Energy Corp.	15,700	(466,133)
Rex Energy Corp.	4,470	(12,069)
Ring Energy, Inc.	2,100	(30,429)
Rowan Cos. PLC Class A	4,200	(53,970)
RPC, Inc.	5,500	(136,345)
RSP Permian, Inc.	25,500	(882,045)
Sanchez Energy Corp.	58,200	(280,524)
Schlumberger Ltd.	2,100	(146,496)
Select Energy Services, Inc. Class A	11,100	(176,712)
SemGroup Corp. Class A	46,300	(1,331,125)
SM Energy Co.	78,100	(1,385,494)
Southwestern Energy Co.	356,400	(2,177,604)
SRC Energy, Inc.	132,500	(1,281,275)
Stone Energy Corp.	1,600	(46,496)
Suncor Energy, Inc.	2,100	(73,563)
Superior Energy Services, Inc.	36,200	(386,616)
Targa Resources Corp.	76,200	(3,604,260)
Tellurian, Inc.	17,500	(186,900)
TETRA Technologies, Inc.	36,100	(103,246)
Tidewater, Inc.	1,047	(30,447)
TransCanada Corp.	39,800	(1,967,314)
Ultra Petroleum Corp.	4,500	(39,015)
Unit Corp.	900	(18,522)
Vermilion Energy, Inc.	2,800	(99,624)
W&T Offshore, Inc.	71,300	(217,465)
Weatherford International PLC	141,500	(648,070)
Westmoreland Coal Co.	700	(1,785)
Whiting Petroleum Corp.	257,647	(1,406,753)
WildHorse Resource Development Corp.	3,500	(46,620)
Williams Cos., Inc.	77,700	(2,331,777)
World Fuel Services Corp.	900	(30,519)
WPX Energy, Inc.	278,400	(3,201,600)

		(122,774,063)

Passenger Transportation — (0.4)%
Allegiant Travel Co.	500	(65,850)
American Airlines Group, Inc.	213,800	(10,153,362)
Southwest Airlines Co.	97,500	(5,458,050)
United Continental Holdings, Inc.	44,900	(2,733,512)

		(18,410,774)

Real Estate — (1.9)%
Acadia Realty Trust	8,100	(231,822)
Alexandria Real Estate Equities, Inc.	100	(11,897)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Altisource Residential Corp.	14,800	$(164,428)
American Campus Communities, Inc.	25,800	(1,139,070)
American Homes 4 Rent	2,000	(43,420)
Apartment Investment & Management Co. Class A	11,100	(486,846)
Apple Hospitality REIT, Inc.	300	(5,673)
Armada Hoffler Properties, Inc.	8,900	(122,909)
Ashford Hospitality Prime, Inc.	9,122	(86,659)
Ashford Hospitality Trust, Inc.	8,700	(58,029)
AvalonBay Communities, Inc.	13,200	(2,355,144)
Bluerock Residential Growth REIT, Inc.	9,800	(108,388)
Boston Properties, Inc.	25,900	(3,182,592)
Brandywine Realty Trust	46,200	(808,038)
Brixmor Property Group, Inc.	9,600	(180,480)
Camden Property Trust	200	(18,240)
CBL & Associates Properties, Inc.	119,700	(1,004,283)
Cedar Realty Trust, Inc.	400	(2,248)
Chatham Lodging Trust	9,200	(196,144)
Chesapeake Lodging Trust	8,700	(234,639)
Clipper Realty, Inc.	300	(3,216)
Colony NorthStar, Inc. Class A	177,521	(2,229,664)
Columbia Property Trust, Inc.	6,000	(130,620)
CoreSite Realty Corp.	800	(89,520)
Corporate Office Properties Trust	29,500	(968,485)
Cousins Properties, Inc.	151,600	(1,415,944)
Crown Castle International Corp.	17,100	(1,709,658)
CubeSmart	10,600	(275,176)
CyrusOne, Inc.	21,100	(1,243,423)
DDR Corp.	98,700	(904,092)
DiamondRock Hospitality Co.	44,100	(482,895)
Douglas Emmett, Inc.	27,800	(1,095,876)
Duke Realty Corp.	3,000	(86,460)
Easterly Government Properties, Inc.	10,100	(208,767)
EastGroup Properties, Inc.	1,300	(114,556)
Education Realty Trust, Inc.	22,522	(809,215)
Empire State Realty Trust, Inc. Class A	13,600	(279,344)
EPR Properties	5,200	(362,648)
Equity Commonwealth	7,100	(215,840)
Equity LifeStyle Properties, Inc.	2,400	(204,192)
Equity Residential	32,000	(2,109,760)
Essex Property Trust, Inc.	4,400	(1,117,732)
Extra Space Storage, Inc.	19,900	(1,590,408)
Farmland Partners, Inc.	12,600	(113,904)
Four Corners Property Trust, Inc.	700	(17,444)
GEO Group, Inc.	7,250	(195,025)
GGP, Inc.	77,049	(1,600,308)
Global Medical REIT, Inc.	7,300	(65,554)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Global Net Lease, Inc.	15,661	$(342,819)
Government Properties Income Trust	35,100	(658,827)
Gramercy Property Trust	3,147	(95,197)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,400	(58,488)
Healthcare Realty Trust, Inc.	19,700	(637,098)
Healthcare Trust of America, Inc. Class A	38,400	(1,144,320)
Hersha Hospitality Trust	8,300	(154,961)
Hospitality Properties Trust	7,200	(205,128)
Host Hotels & Resorts, Inc.	415,967	(7,691,230)
Hudson Pacific Properties, Inc.	41,900	(1,404,907)
Independence Realty Trust, Inc.	51,400	(522,738)
Investors Real Estate Trust	5,700	(34,827)
Invitation Homes, Inc.	9,700	(219,705)
iStar, Inc.	6,800	(80,240)
JBG SMITH Properties	21,700	(742,357)
Jernigan Capital, Inc.	4,100	(84,255)
Kilroy Realty Corp.	8,100	(576,072)
Kimco Realty Corp.	15,700	(306,935)
Kite Realty Group Trust	9,700	(196,425)
Lamar Advertising Co. Class A	2,500	(171,325)
LaSalle Hotel Properties	47,500	(1,378,450)
Liberty Property Trust	100	(4,108)
Life Storage, Inc.	25,100	(2,053,431)
Macerich Co.	27,900	(1,533,663)
Mack-Cali Realty Corp.	18,300	(433,893)
Medical Properties Trust, Inc.	65,200	(856,076)
Mid-America Apartment Communities, Inc.	4,600	(491,648)
National Health Investors, Inc.	500	(38,645)
National Retail Properties, Inc.	7,300	(304,118)
National Storage Affiliates Trust	14,700	(356,328)
New Concept Energy, Inc.	200	(260)
New Senior Investment Group, Inc.	36,701	(335,814)
New York REIT, Inc.	2,300	(18,055)
NexPoint Residential Trust, Inc.	100	(2,376)
NorthStar Realty Europe Corp.	2,800	(35,868)
Omega Healthcare Investors, Inc.	38,740	(1,236,193)
Paramount Group, Inc.	52,100	(833,600)
Pebblebrook Hotel Trust	26,000	(939,640)
Pennsylvania REIT	48,800	(511,912)
Physicians Realty Trust	70,500	(1,249,965)
Piedmont Office Realty Trust, Inc. Class A	19,500	(393,120)
Prologis, Inc.	59,100	(3,750,486)
QTS Realty Trust, Inc. Class A	5,980	(313,113)
Ramco-Gershenson Properties Trust	15,200	(197,752)
Rayonier, Inc.	200	(5,760)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Realty Income Corp.	20,672	$(1,182,232)
Redfin Corp.	2,200	(55,198)
Regency Centers Corp.	37,900	(2,351,316)
Retail Opportunity Investments Corp.	200	(3,802)
Retail Properties of America, Inc.	4,400	(57,772)
Rexford Industrial Realty, Inc.	10,200	(291,924)
RLJ Lodging Trust	6,300	(138,600)
Ryman Hospitality Properties, Inc.	800	(49,992)
Sabra Health Care REIT, Inc.	20,090	(440,775)
Safety Income and Growth, Inc.	200	(3,728)
Senior Housing Properties Trust	12,600	(246,330)
Seritage Growth Properties	10,500	(483,735)
Simon Property Group, Inc.	9,013	(1,451,183)
SL Green Realty Corp.	46,919	(4,753,833)
Spirit Realty Capital, Inc.	281,600	(2,413,312)
STAG Industrial, Inc.	5,200	(142,844)
Starwood Waypoint Homes	17,202	(625,637)
STORE Capital Corp.	40,000	(994,800)
Summit Hotel Properties, Inc.	3,800	(60,762)
Sun Communities, Inc.	3,500	(299,880)
Sunstone Hotel Investors, Inc.	56,467	(907,425)
Tanger Factory Outlet Centers, Inc.	10,300	(251,526)
Uniti Group, Inc.	107,200	(1,571,552)
Urban Edge Properties	2,200	(53,064)
Ventas, Inc.	23,900	(1,556,607)
Vereit, Inc. REIT	166,100	(1,376,969)
Vornado Realty Trust	45,100	(3,467,288)
Washington Prime Group, Inc.	129,800	(1,081,234)
Washington Real Estate Investment Trust	15,300	(501,228)
Weingarten Realty Investors	1,200	(38,088)
Welltower, Inc.	1,300	(91,364)
Weyerhaeuser Co.	111,620	(3,798,429)
Wheeler Real Estate Investment Trust, Inc.	100	(1,159)
Whitestone REIT	8,800	(114,840)

		(93,541,231)

Recreation Facilities & Services — (0.1)%
AMC Entertainment Holdings, Inc. Class A	38,500	(565,950)
Cinemark Holdings, Inc.	3,300	(119,493)
Regal Entertainment Group Class A	51,400	(822,400)
SeaWorld Entertainment, Inc.	63,300	(822,267)
Six Flags Entertainment Corp.	45,000	(2,742,300)

		(5,072,410)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	31,000	(145,080)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Canadian Solar, Inc.	300	$(5,052)
Enphase Energy, Inc.	25,395	(38,600)
First Solar, Inc.	12,100	(555,148)
FuelCell Energy, Inc.	29,258	(51,201)
Gevo, Inc.	11,260	(7,030)
Green Plains, Inc.	28,900	(582,335)
Hydrogenics Corp.	300	(2,445)
Plug Power, Inc.	159,200	(415,512)
SunPower Corp.	2,200	(16,038)
Sunrun, Inc.	2,500	(13,875)
Sunworks, Inc.	5,300	(8,321)
TerraForm Global, Inc. Class A	10,300	(48,925)
Vivint Solar, Inc.	17,900	(60,860)

		(1,950,422)

Retail – Consumer Staples — (0.5)%
Blue Apron Holdings, Inc. Class A	21,000	(114,450)
Casey’s General Stores, Inc.	18,200	(1,991,990)
Costco Wholesale Corp.	2,900	(476,441)
CVS Health Corp. (d)	188,630	(15,339,392)
Fred’s, Inc. Class A	26,600	(171,304)
Rite Aid Corp.	46,500	(91,140)
SUPERVALU, Inc.	6,443	(140,135)
Walgreens Boots Alliance, Inc. (d)	123,030	(9,500,376)

		(27,825,228)

Retail – Discretionary — (1.0)%
Abercrombie & Fitch Co. Class A	34,900	(503,956)
Amazon.com, Inc.	8,100	(7,786,935)
American Eagle Outfitters, Inc.	44,300	(633,490)
Asbury Automotive Group, Inc.	100	(6,110)
Ascena Retail Group, Inc.	3,600	(8,820)
At Home Group, Inc.	255	(5,824)
AutoNation, Inc.	5,700	(270,522)
Avis Budget Group, Inc.	800	(30,448)
Barnes & Noble, Inc.	43,600	(331,360)
Beacon Roofing Supply, Inc.	700	(35,875)
bebe stores, Inc.	180	(925)
Bed Bath & Beyond, Inc.	100,200	(2,351,694)
BMC Stock Holdings, Inc.	5,700	(121,695)
Bon-Ton Stores, Inc.	5,100	(2,193)
Boot Barn Holdings, Inc.	12,200	(108,580)
Buckle, Inc.	25,600	(431,360)
Build-A-Bear Workshop, Inc.	1,100	(10,065)
Builders FirstSource, Inc.	13,300	(239,267)
Caleres, Inc.	2,000	(61,040)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Cato Corp. Class A	200	$(2,646)
Chico’s FAS, Inc.	55,700	(498,515)
Coach, Inc.	3,500	(141,087)
Conn’s, Inc.	21,700	(610,855)
DSW, Inc. Class A	46,300	(994,524)
Duluth Holdings, Inc. Class B	8,500	(172,465)
Finish Line, Inc. Class A	21,200	(255,036)
FirstCash, Inc.	28	(1,768)
Floor & I Holdings, Inc. Class A	11,700	(455,481)
Foundation Building Materials, Inc.	10,050	(142,107)
Francesca’s Holdings Corp.	22,000	(161,920)
Freshpet, Inc.	2,100	(32,865)
Genuine Parts Co.	5,200	(497,380)
GNC Holdings, Inc. Class A	47,900	(423,436)
Group 1 Automotive, Inc.	1,500	(108,690)
Guess?, Inc.	58,200	(991,146)
Hertz Global Holdings, Inc.	58,500	(1,308,060)
J. Jill, Inc.	8,600	(93,654)
JC Penney Co., Inc.	107,000	(407,670)
L Brands, Inc.	171,100	(7,119,471)
Lithia Motors, Inc. Class A	10,700	(1,287,317)
Lululemon Athletica, Inc.	21,200	(1,319,700)
Lumber Liquidators Holdings, Inc.	19,800	(771,804)
Macy’s, Inc.	213,100	(4,649,842)
MarineMax, Inc.	1,200	(19,860)
Monro Muffler Brake, Inc.	100	(5,565)
Net Element, Inc.	8,350	(7,057)
O’Reilly Automotive, Inc.	38,200	(8,227,134)
Office Depot, Inc.	9,055	(41,110)
Party City Holdco, Inc.	9,900	(134,145)
PetMed Express, Inc.	2,900	(96,135)
Pier 1 Imports, Inc.	58,600	(245,534)
Restoration Hardware Holdings, Inc.	14,200	(998,544)
Sally Beauty Holdings, Inc.	41,000	(802,780)
Sears Holdings Corp.	65,200	(475,960)
Select Comfort Corp.	11,400	(353,970)
Signet Jewelers Ltd.	20,000	(1,331,000)
Sonic Automotive, Inc. Class A	700	(14,280)
Sportsman’s Warehouse Holdings, Inc.	25,200	(113,652)
Stage Stores, Inc.	19,200	(35,328)
Tailored Brands, Inc.	34,400	(496,736)
Wayfair, Inc. Class A	30,100	(2,028,740)
Zumiez, Inc.	1,100	(19,910)

		(50,835,038)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Semiconductors — (0.6)%
Advanced Micro Devices, Inc.	200	$(2,550)
Ambarella, Inc.	18,700	(916,487)
Applied Optoelectronics, Inc.	13,500	(873,045)
Broadcom Ltd.	38	(9,216)
Cavium, Inc.	17,700	(1,167,138)
Cirrus Logic, Inc.	4,900	(261,268)
Coherent, Inc.	200	(47,034)
Cypress Semiconductor Corp.	232,735	(3,495,680)
Impinj, Inc.	10,200	(424,422)
Inphi Corp.	29,500	(1,170,855)
Integrated Device Technology, Inc.	7,100	(188,718)
M/A-COM Technology Solutions Holdings, Inc.	8,168	(364,374)
MaxLinear, Inc. Class A	23,440	(556,700)
Microsemi Corp.	8,000	(411,840)
MKS Instruments, Inc.	1,600	(151,120)
MoSys, Inc.	700	(668)
NeoPhotonics Corp.	23,900	(132,884)
NVIDIA Corp.	68,000	(12,156,360)
Oclaro, Inc.	118,100	(1,019,203)
ParkerVision, Inc.	6,400	(10,112)
Qorvo, Inc.	39,423	(2,786,418)
Skyworks Solutions, Inc.	1,500	(152,850)
Xilinx, Inc.	26,700	(1,891,161)

		(28,190,103)

Software — (0.4)%
Acxiom Corp.	700	(17,248)
Alteryx, Inc. Class A	3,100	(63,147)
Apptio, Inc. Class A	600	(11,082)
athenahealth, Inc.	8,900	(1,106,804)
Benefitfocus, Inc.	1,100	(37,015)
Blackbaud, Inc.	10,500	(921,900)
Blackline, Inc.	6,100	(208,132)
BroadSoft, Inc.	800	(40,240)
Callidus Software, Inc.	16,200	(399,330)
Castlight Health, Inc. Class B	14,800	(63,640)
Cerner Corp. (d)	52,310	(3,730,749)
Cloudera, Inc.	35,900	(596,658)
Cornerstone OnDemand, Inc.	22,200	(901,542)
Digital Turbine, Inc.	2,600	(3,926)
Donnelley Financial Solutions, Inc.	2,400	(51,744)
Envestnet, Inc.	10,600	(540,600)
Evolent Health, Inc.	52,200	(929,160)
Glu Mobile, Inc.	93,400	(351,184)
Hortonworks, Inc.	6,100	(103,395)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Inpixon	1,800	$(607)
Inseego Corp.	600	(906)
j2 Global, Inc.	7,000	(517,160)
KEYW Holding Corp.	700	(5,327)
LogMeIn, Inc.	6,000	(660,300)
MuleSoft, Inc. Class A	16,800	(338,352)
NantHealth, Inc.	4,400	(18,128)
Okta, Inc.	7,900	(222,859)
Open Text Corp.	20,600	(665,174)
Paycom Software, Inc.	1,000	(74,960)
pdvWireless, Inc.	600	(17,880)
Sphere 3D Corp.	1,358	(3,001)
SS&C Technologies Holdings, Inc.	3,500	(140,525)
Tabula Rasa HealthCare, Inc.	300	(8,022)
Twilio, Inc.	44,300	(1,322,355)
Tyler Technologies, Inc.	100	(17,392)
Ultimate Software Group, Inc.	3,900	(739,440)
Veritone, Inc.	200	(9,090)
VirnetX Holding Corp.	11,500	(44,850)
Vmware, Inc. Class A (d)	34,633	(3,781,577)
xG Technology, Inc.	9,600	(15,552)
Zendesk, Inc.	800	(23,288)

		(18,704,241)

Specialty Finance — (0.5)%
Alliance Data Systems Corp.	12,071	(2,674,330)
Ally Financial, Inc.	121,800	(2,954,868)
Altisource Portfolio Solutions SA	4,200	(108,654)
American Express Co.	17,600	(1,592,096)
Apollo Commercial Real Estate Finance, Inc.	45,100	(816,761)
Arlington Asset Investment Corp. Class A	18,100	(230,413)
ARMOUR Residential REIT, Inc.	4,862	(130,788)
Blackstone Mortgage Trust, Inc. Class A	1,900	(58,938)
Capital One Financial Corp.	18,800	(1,591,608)
Capstead Mortgage Corp.	7,300	(70,445)
Cherry Hill Mortgage Investment Corp.	2,700	(48,870)
Chimera Investment Corp.	42	(795)
CYS Investments, Inc.	300	(2,592)
Elevate Credit, Inc.	7,000	(42,770)
Ellie Mae, Inc.	7,200	(591,336)
Encore Capital Group, Inc.	7,700	(341,110)
Fidelity National Information Services, Inc.	600	(56,034)
Five Oaks Investment Corp.	1,500	(6,690)
FleetCor Technologies, Inc.	41,900	(6,484,863)
FNFV Group	33	(566)
Global Payments, Inc.	6,885	(654,281)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Impac Mortgage Holdings, Inc.	100	$(1,306)
Jack Henry & Associates, Inc.	2,300	(236,417)
LendingClub Corp.	254,800	(1,551,732)
Marathon Patent Group, Inc.	483	(205)
MGIC Investment Corp.	1,800	(22,554)
Nationstar Mortgage Holdings, Inc.	12,200	(226,554)
Navient Corp.	23,100	(346,962)
Nelnet, Inc. Class A	300	(15,150)
New Residential Investment Corp.	4,400	(73,612)
New York Mortgage Trust, Inc.	2,600	(15,990)
Ocwen Financial Corp.	60,600	(208,464)
On Deck Capital, Inc.	3,500	(16,345)
OneMain Holdings, Inc.	17,100	(482,049)
Orchid Island Capital, Inc.	31,700	(323,023)
PennyMac Financial Services, Inc. Class A	400	(7,120)
PRA Group, Inc.	10,500	(300,825)
RAIT Financial Trust	20,400	(14,892)
Resource Capital Corp. REIT	8,800	(94,864)
Santander Consumer USA Holdings, Inc.	60,600	(931,422)
SLM Corp.	110,200	(1,263,994)
Two Harbors Investment Corp.	1,800	(18,144)
Vantiv, Inc. Class A	500	(35,375)
Walter Investment Management Corp.	25,500	(15,096)
Western Asset Mortgage Capital Corp.	10,900	(114,123)
WEX, Inc.	1,000	(112,220)

		(24,887,246)

Technology Services — (0.3)%
Automatic Data Processing, Inc.	107,100	(11,708,172)
Booz Allen Hamilton Holding Corp.	1,600	(59,824)
Broadridge Financial Solutions, Inc.	5,900	(476,838)
CGI Group, Inc. Class A	1,800	(93,366)
Cogint, Inc.	6,885	(33,736)
Cubic Corp.	200	(10,200)
Endurance International Group Holdings, Inc.	23,800	(195,160)
EPAM Systems, Inc.	100	(8,707)
Gartner, Inc.	2,200	(273,702)
Globant SA	1,800	(72,126)
Helios & Matheson Analytics, Inc.	2,700	(34,263)
I Markit Ltd.	2,027	(89,350)
International Business Machines Corp.	100	(14,524)
MarketAxess Holdings, Inc.	700	(129,152)
Medidata Solutions, Inc.	600	(46,836)
Nielsen Holdings PLC	5,700	(236,265)
Paychex, Inc.	48,801	(2,926,108)
Presidio, Inc.	5,402	(76,438)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
SecureWorks Corp.	2,300	$(28,405)
Spherix, Inc.	4,326	(6,446)
Unisys Corp.	10,300	(87,550)
Verisk Analytics, Inc. Class A	7,700	(640,563)
Virtusa Corp.	400	(15,112)
WageWorks, Inc.	200	(12,377)

		(17,275,220)

Telecommunications — (0.1)%
AT&T, Inc. (d)	106,928	(4,188,370)
CenturyLink, Inc.	4,100	(77,490)
Cincinnati Bell, Inc.	500	(9,925)
Cogent Communications Holdings, Inc.	400	(19,560)
Frontier Communications Corp.	54,880	(647,035)
Globalstar, Inc.	141,800	(231,134)
HC2 Holdings, Inc.	8,300	(43,824)
Intelsat SA	9,600	(45,120)
Iridium Communications, Inc.	100	(1,030)
NII Holdings, Inc.	28,523	(13,121)
Ooma, Inc.	300	(3,165)
Rogers Communications, Inc. B Shares	200	(10,297)
Shenandoah Telecommunications Co.	1,500	(55,800)
Sprint Corp.	59,500	(462,910)
Straight Path Communications, Inc.	4,100	(740,747)
T-Mobile US, Inc.	5,700	(351,462)
Telephone & Data Systems, Inc.	7,700	(214,753)
TELUS Corp.	500	(17,985)
Vonage Holdings Corp.	7,500	(61,050)
Windstream Holdings, Inc.	133,528	(236,345)
Zayo Group Holdings, Inc.	900	(30,978)

		(7,462,101)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	3,400	(281,690)
Celadon Group, Inc.	1,200	(8,100)
CH Robinson Worldwide, Inc.	5,400	(410,940)
CSX Corp.	25,800	(1,399,908)
DHT Holdings, Inc.	38,100	(151,638)
Dorian LPG Ltd.	7,100	(48,422)
Eagle Bulk Shipping, Inc.	11,215	(50,804)
Gener8 Maritime, Inc.	11,400	(51,414)
Golar LNG Ltd.	48,500	(1,096,585)
Heartland Express, Inc.	300	(7,524)
Hornbeck Offshore Services, Inc.	25,700	(103,828)
Kirby Corp.	31,397	(2,070,652)
Nordic American Tankers Ltd.	56,200	(300,108)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Overseas Shipholding Group, Inc.	100	$(263)
Scorpio Bulkers, Inc.	21,400	(150,870)
Seanergy Maritime Holdings Corp.	3,502	(3,957)
Sino-Global Shipping America Ltd.	4,821	(14,801)
Teekay Corp.	52,000	(464,360)
Teekay Tankers Ltd. Class A	71,200	(115,344)
YRC Worldwide, Inc.	900	(12,420)

		(6,743,628)

Transportation Equipment — (0.1)%
Greenbrier Cos., Inc.	1,000	(48,150)
Navistar International Corp.	1,400	(61,698)
REV Group, Inc.	10,800	(310,608)
Trinity Industries, Inc.	3,300	(105,270)
Wabash National Corp.	3,900	(88,998)
Wabtec Corp.	38,600	(2,923,950)
Workhorse Group, Inc.	6,037	(16,662)

		(3,555,336)

Utilities — (0.2)%
Allete, Inc.	2,800	(216,412)
Alliant Energy Corp.	18,100	(752,417)
American Water Works Co., Inc.	2,300	(186,093)
Aqua America, Inc.	1,300	(43,147)
Atlantic Power Corp.	1,600	(3,920)
Black Hills Corp.	7,245	(498,963)
California Water Service Group	700	(26,705)
Calpine Corp.	10,100	(148,975)
Consolidated Edison, Inc.	100	(8,083)
Dominion Resources, Inc.	600	(46,178)
DTE Energy Co.	400	(43,176)
Dynegy, Inc.	91,900	(899,701)
FirstEnergy Corp.	3,500	(107,905)
Fortis, Inc.	5,600	(200,312)
Genie Energy Ltd. Class B	1,600	(10,480)
Hawaiian Electric Industries, Inc.	1,300	(43,381)
MGE Energy, Inc.	900	(58,140)
National Fuel Gas Co.	1,000	(56,610)
New Jersey Resources Corp.	9,900	(417,285)
NextEra Energy, Inc.	100	(14,682)
NiSource, Inc.	1,800	(46,062)
NRG Yield, Inc. Class C	5,300	(102,290)
OGE Energy Corp.	2,000	(72,060)
ONE Gas, Inc.	1,100	(81,004)
Pattern Energy Group, Inc.	5,900	(142,190)
Pinnacle West Capital Corp.	200	(16,912)
PNM Resources, Inc.	100	(4,030)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
PPL Corp.	2,500	$(94,875)
SCANA Corp.	13,400	(649,766)
Sempra Energy	100	(11,455)
South Jersey Industries, Inc.	9,500	(328,035)
Southern Co.	12,900	(633,906)
Spark Energy, Inc. Class A	4,000	(60,000)
Spire, Inc.	6,400	(477,760)
TerraForm Power, Inc.	8,600	(113,692)
TransAlta Corp.	1,600	(9,360)
Vectren Corp.	1,100	(72,347)
WEC Energy Group, Inc.	48,771	(3,061,843)

		(9,760,152)

Waste & Environmental Services & Equipment — (0.2)%
Aqua Metals, Inc.	10,500	(71,925)
Centrus Energy Corp. Class A	800	(2,984)
Clean Harbors, Inc.	1,200	(68,040)
Covanta Holding Corp.	2,200	(32,670)
Energy Recovery, Inc.	16,800	(132,720)
Hudson Technologies, Inc.	2,600	(20,306)
MagneGas Corp.	800	(457)
Stericycle, Inc. (d)	128,410	(9,196,724)
Tetra Tech, Inc.	200	(9,310)

		(9,535,136)

Total North America		(1,060,369,538)

Oceania — (0.0)%
Banking — (0.0)%
Westpac Banking Corp. ADR	600	(15,132)

Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	600	(24,318)

Total Oceania		(39,450)

South America — (0.1)%
Banking — (0.0)%
Banco Santander Chile ADR	1,800	(53,478)
Bancolombia SA ADR	300	(13,737)
Grupo Aval Acciones y Valores SA ADR	100	(892)
Itau CorpBanca ADR	200	(2,780)

		(70,887)

Consumer Products — (0.0)%
BRF SA ADR	18,700	(269,467)
Cia Cervecerias Unidas SA ADR	1,300	(35,009)

		(304,476)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	25,800	$(76,368)

Metals & Mining — (0.1)%
Southern Copper Corp.	32,200	(1,280,272)

Oil, Gas & Coal — (0.0)%
Cosan Ltd. A Shares	16,400	(133,332)
Ecopetrol SA ADR	20,100	(190,749)
Ultrapar Participacoes SA ADR	4,200	(100,044)

		(424,125)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	7,100	(150,094)
Latam Airlines Group SA ADR	1,100	(14,575)

		(164,669)

Real Estate — (0.0)%
Gafisa SA ADR	3,059	(26,338)

Retail – Discretionary — (0.0)%
Netshoes Cayman Ltd.	2,500	(32,875)

Telecommunications — (0.0)%
Telefonica Brasil SA ADR	1,700	(26,928)
Tim Participacoes SA ADR	900	(16,452)

		(43,380)

Utilities — (0.0)%
CPFL Energia SA ADR	6,820	(117,031)
Enersis SA ADR	1,100	(11,242)

		(128,273)

Total South America		(2,551,663)

TOTAL COMMON STOCK (PROCEEDS $1,130,899,565)		(1,189,783,950)

EXCHANGE-TRADED FUNDS — (2.1)%
Financial Select Sector SPDR Fund	247,185	(6,392,204)
Health Care Select Sector SPDR Fund (d)	183,847	(15,025,815)
iShares MSCI Emerging Markets ETF	94,968	(4,255,516)
iShares Nasdaq Biotechnology ETF	29,314	(9,778,857)
iShares Russell 2000 ETF (d)	105,929	(15,696,559)
iShares U.S. Medical Devices ETF	17,759	(2,966,286)
Powershares QQQ Trust Series 1 (d)	141,863	(20,633,974)
SPDR S&P 500 ETF Trust (d)	96,950	(24,356,749)
SPDR S&P Regional Banking ETF	25,960	(1,473,490)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
Technology Select Sector SPDR Fund	50,123	$(2,962,269)
VanEck Vectors Semiconductor ETF	22,635	(2,112,298)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $100,681,732)		(105,654,017)

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — (2.4)%
North America — (2.4)%
Federal National Mortgage Association, 3.00%, 10/01/47 (d)	$81,100,000	(81,385,148)
Government National Mortgage Association, 3.00%, 10/01/47 (d)	39,000,000	(39,539,292)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $121,504,414)		(120,924,440)

Security Description	Shares	Value
RIGHT — (0.0)%
Oceania — (0.0)%
Dryships, Inc.	22,010	0

Total Oceania		0

TOTAL SECURITIES SOLD SHORT— (28.1)% (PROCEEDS $1,353,085,711)		$(1,416,362,407)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2017.
(g)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2017. Maturity date presented is the ultimate maturity.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(j)	Security is considered illiquid.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	When issued or delayed delivery security included.
(m)	Non-interest bearing bond.
(n)	Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of GCM Offshore Equity Partners LP, Glenview Capital Partners (Cayman), Ltd. and GCM Equity Partners LP are 11/9/2015, 6/1/2016 and 11/9/2015, respectively.
(o)	Rate disclosed, the 7 day net yield, is as of September 30, 2017.
(p)	Security is valued using significant unobservable inputs.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.
(r)	Preferential dividend rate and maturity date is disclosed, if applicable.

Options Written Outstanding at September 30, 2017

	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Microsoft Corp.	80.00	USD	01/19/18	926	(6,897,774)	$(77,947)	$(86,118)	$(8,171)
U.S. 5 Year Future	119.00	USD	11/24/17	15	(1,762,500)	(3,399)	(1,055)	2,344
Wells Fargo & Co.	55.00	USD	10/20/17	442	(2,437,630)	(123,738)	(47,294)	76,444

						$(205,084)	$(134,467)	$70,617

Exchange-Traded Put Options Written
Euro Stoxx Banks Index	115.00	EUR	12/15/17	800	(5,535,200)	$(93,027)	$(23,638)	$69,389
Powershares QQQ Trust Series 1	137.00	USD	10/20/17	710	(10,326,950)	(42,570)	(14,200)	28,370
S&P 500 Index	2,300.00	USD	10/31/17	8	(2,015,488)	(10,720)	(1,360)	9,360
S&P 500 Index	2,425.00	USD	11/17/17	41	(10,329,376)	(91,715)	(45,879)	45,836

						$(238,032)	$(85,077)	$152,955

	Counterparty	Strike		Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Put Options Written
USD/MXN Currency	Deutsche Bank AG	17.20	USD	10/27/17	—	2,200,000	$(14,322)	$(779)	$13,543

OTC Call Options Written
Broadcom Ltd.	Bank of America, N.A.	290.00	USD	01/19/18	60,100	14,576,654	$(388,847)	$(155,184)	$233,663
Microsoft Corp.	Morgan Stanley & Co. LLC	80.00	USD	01/19/18	235,700	17,557,293	(194,453)	(222,825)	(28,372)
Anglo American PLC	JPMorgan Chase Bank, N.A.	0.00	GBP	10/10/17	461,769	6,185,396	(8,148,463)	(8,287,808)	(139,345)

							$(8,731,763)	$(8,665,817)	$65,946

Total Options Written Outstanding							$(9,189,201)	$(8,886,140)	$303,061

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reverse Repurchase Agreements Outstanding at September 30, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	2.72%	09/18/17	10/18/17	$4,799,000	$4,803,357
Credit Suisse Securities (USA) LLC	2.83%	09/18/17	10/17/17	1,941,000	1,942,834
Credit Suisse Securities (USA) LLC	2.83%	09/18/17	10/17/17	898,000	898,848
Credit Suisse Securities (USA) LLC	2.83%	09/18/17	10/17/17	1,286,000	1,287,215
Credit Suisse Securities (USA) LLC	2.89%	09/01/17	10/02/17	2,744,000	2,750,382
Credit Suisse Securities (USA) LLC	2.91%	08/17/17	11/14/17	4,527,000	4,543,124
JPMorgan Chase Bank N.A.	2.73%	09/07/17	10/06/17	580,000	581,013
JPMorgan Chase Bank N.A.	2.73%	09/27/17	10/25/17	1,526,000	1,526,348
JPMorgan Chase Bank N.A.	2.74%	09/21/17	10/20/17	4,197,000	4,199,870
JPMorgan Chase Bank N.A.	2.74%	09/21/17	10/20/17	3,825,000	3,827,616
JPMorgan Chase Bank N.A.	2.74%	09/21/17	10/20/17	4,208,000	4,210,878
JPMorgan Chase Bank N.A.	2.74%	09/26/17	10/25/17	6,378,000	6,379,939
JPMorgan Chase Bank N.A.	2.93%	09/07/17	10/06/17	6,855,000	6,867,842
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.68%	09/08/17	10/10/17	1,569,000	1,571,572
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.68%	09/18/17	10/17/17	1,528,000	1,529,367
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.68%	09/18/17	10/17/17	16,034,000	16,048,347
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.69%	09/20/17	10/20/17	6,269,000	6,273,678
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.69%	09/20/17	10/20/17	6,996,000	7,001,220
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.69%	09/14/17	10/16/17	1,970,000	1,972,352
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.69%	09/01/17	10/02/17	12,155,000	12,181,312
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.98%	09/05/17	10/03/17	682,000	683,411
Royal Bank of Canada	2.46%	08/08/17	11/08/17	994,000	997,603
Royal Bank of Canada	2.47%	09/06/17	10/06/17	733,000	734,205
Royal Bank of Canada	2.47%	09/06/17	10/06/17	1,751,000	1,753,879
Royal Bank of Canada	2.47%	09/08/17	10/10/17	4,237,000	4,243,388
Royal Bank of Canada	2.51%	08/03/17	11/03/17	3,413,000	3,426,805
Royal Bank of Canada	2.51%	07/31/17	10/31/17	4,617,000	4,636,645
Royal Bank of Canada	2.60%	04/20/17	10/20/17	5,911,000	5,980,523
Royal Bank of Canada	2.62%	09/19/17	10/19/17	9,324,000	9,331,468
Royal Bank of Canada	2.62%	09/22/17	10/25/17	3,699,000	3,701,156
Royal Bank of Canada	2.62%	09/22/17	10/25/17	13,199,000	13,206,694
Royal Bank of Canada	2.64%	05/15/17	11/15/17	2,766,000	2,793,985
Royal Bank of Canada	2.64%	05/15/17	11/15/17	2,029,000	2,049,528
Royal Bank of Canada	2.67%	09/06/17	10/06/17	779,000	780,385
Royal Bank of Canada	2.67%	09/06/17	10/06/17	1,089,000	1,090,936
Royal Bank of Canada	2.68%	09/28/17	10/27/17	3,444,000	3,444,513
Royal Bank of Canada	2.71%	08/03/17	11/03/17	1,270,000	1,275,546
Royal Bank of Canada	2.71%	07/31/17	10/31/17	1,985,000	1,994,119
Royal Bank of Canada	2.71%	07/31/17	10/31/17	4,683,000	4,704,513
Royal Bank of Canada	2.74%	05/15/17	11/15/17	1,626,000	1,643,074
Royal Bank of Canada	2.77%	08/31/17	11/30/17	2,557,000	2,562,896
Royal Bank of Canada	2.80%	07/05/17	10/05/17	7,570,000	7,621,237
Royal Bank of Canada	2.82%	09/06/17	12/06/17	2,886,000	2,891,418

Total Reverse Repurchase Agreements Outstanding			$171,529,000	$171,945,041

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Futures Contracts Outstanding at September 30, 2017

Description	Contracts	Exchange	Notional Amount		Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
3 Month Euribor	135	ICE	33,840,458	EUR	09/17/18	$(5,195)
90 Day Eurodollar	7	CME	1,700,256	USD	03/14/22	8,007
90 Day Eurodollar	5	CME	1,219,063	USD	06/13/22	624
90 Day Eurodollar	2	CME	487,874	USD	09/19/22	(199)
90-Day Bank Bill	89	SFE	88,588,468	AUD	06/07/18	(12,962)
Aluminum	184	LME	9,499,945	USD	12/18/17	157,755
Aluminum	173	LME	8,489,539	USD	10/16/17	510,786
Aluminum	209	LME	10,777,077	USD	11/13/17	137,948
Amsterdam Index	94	Euronext	9,911,152	EUR	10/20/17	215,777
Australian 10-Year Bond	1,219	SFE	157,254,503	AUD	12/15/17	(1,875,079)
Australian Dollar Currency	4,052	CME	323,205,336	USD	12/18/17	(5,690,616)
BIST 30 Index	672	ISE	9,263,114	TRY	10/31/17	(197,924)
Brent Crude	54	ICE	2,833,297	USD	10/31/18	159,923
Brent Crude	220	ICE	11,574,316	USD	10/31/17	919,484
Brent Crude	30	ICE	1,578,785	USD	10/31/19	67,915
Brent Crude	498	ICE	27,120,247	USD	11/30/17	1,061,573
British Pound Currency	328	CME	27,477,107	USD	12/18/17	72,843
CAC40 Index	656	Euronext	34,109,262	EUR	10/20/17	984,024
Canadian 10-Year Bond	504	CDE	69,477,697	CAD	12/18/17	(1,031,054)
Canadian Dollar Currency	953	CME	77,857,170	USD	12/19/17	(1,374,155)
Canola	54	ICE	546,014	CAD	11/14/17	(11,398)
Cattle Feeder	121	CME	8,874,660	USD	01/25/18	292,602
Cattle Feeder	36	CME	2,829,408	USD	11/16/17	(57,408)
Copper	73	LME	11,014,885	USD	10/16/17	751,346
Copper	121	LME	19,876,409	USD	11/13/17	(325,078)
Copper	217	COMEX	16,716,879	USD	12/27/17	(686,004)
Copper	140	LME	23,052,401	USD	12/18/17	(375,026)
Corn	451	CBOT	8,254,565	USD	03/14/18	38,197
Crude Palm Oil	121	MYX	8,381,217	MYR	12/15/17	(54,196)
DAX Index	221	Eurex	69,220,453	EUR	12/15/17	1,759,255
E-mini Dow	64	CBOT	6,973,603	USD	12/15/17	177,117
E-mini Russell 2000	178	CME	12,553,680	USD	12/15/17	733,130
E-mini S&P MidCap 400	33	CME	5,790,368	USD	12/15/17	135,442
Euro BUXL	3	Eurex	501,420	EUR	12/07/17	(13,757)
Euro FX Currency	178	CME	26,788,434	USD	12/18/17	(389,921)
Euro Stoxx 50	3,407	Eurex	119,399,607	EUR	12/15/17	2,877,588
Euro-BOBL	107	Eurex	14,085,378	EUR	12/07/17	(58,052)
Euro-BTP	245	Eurex	33,264,560	EUR	12/07/17	(235,624)
Euro-Bund	18	Eurex	13,590	EUR	10/27/17	(8,829)
Euro-Bund	852	Eurex	137,964,063	EUR	12/07/17	(926,070)
Euro-Oat	136	Eurex	21,192,814	EUR	12/07/17	(110,831)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount		Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Euro-Schatz	251	Eurex	28,161,507	EUR	12/07/17	$(19,947)
FTSE 100 Index	292	ICE	21,332,212	GBP	12/15/17	93,703
FTSE China A50 Index	309	SGX	3,708,701	USD	10/30/17	844
FTSE KLCI Index1	34	MYX	2,985,926	MYR	10/31/17	(1,984)
FTSE/JSE TOP 40 Index	175	Safex	88,230,552	ZAR	12/21/17	(36,252)
FTSE/MIB Index	94	IDEM	10,417,957	EUR	12/15/17	258,935
Gasoline RBOB	108	NYMEX	7,263,062	USD	10/31/17	(46,286)
Gasoline RBOB	337	NYMEX	22,087,704	USD	11/30/17	257,216
Gold 100 Oz	195	COMEX	25,014,334	USD	12/27/17	39,266
Gold 100 Oz	84	COMEX	10,924,346	USD	02/26/18	(97,586)
Hang Seng China Enterprises Index	119	HKFE	65,148,618	HKD	10/30/17	(33,017)
Hang Seng Index	31	HKFE	42,715,690	HKD	10/30/17	(8,633)
Japan 10-Year Bond	41	OSE	6,197,859,330	JPY	12/13/17	(297,795)
Japanese Yen Currency	1,557	CME	177,259,181	USD	12/18/17	(3,653,682)
KOSPI 200 Index	76	KRX FM	5,941,515,500	KRW	12/14/17	81,926
Lead	105	LME	6,167,715	USD	10/16/17	379,035
Lead	116	LME	6,809,467	USD	11/13/17	414,433
Lead	61	LME	3,697,132	USD	12/18/17	100,118
Lean Hogs	16	CME	371,254	USD	12/14/17	12,426
Live Cattle	31	CME	1,403,344	USD	12/29/17	25,756
Long Gilt	1,187	ICE	149,482,014	GBP	12/27/17	(3,264,846)
Low Sulphur Gasoil	59	ICE	2,975,954	USD	10/12/17	258,721
Low Sulphur Gasoil	308	ICE	15,619,338	USD	12/12/17	820,162
Mexican Peso Currency	242	CME	6,700,722	USD	12/18/17	(136,472)
MSCI EAFE Index	41	ICE	4,031,349	USD	12/15/17	24,371
MSCI Emerging Market	164	ICE	9,013,275	USD	12/15/17	(81,015)
MSCI Singapore Index	308	SGX	11,043,124	SGD	10/30/17	27,407
MSCI Taiwan Index	282	SGX	10,827,542	USD	10/30/17	20,998
Nasdaq 100 E-Mini	41	CME	4,911,937	USD	12/15/17	(6,287)
Natural Gas	10	NYMEX	293,659	USD	09/26/18	2,141
Natural Gas	264	NYMEX	8,276,635	USD	11/28/17	121,205
Natural Gas	455	NYMEX	14,358,026	USD	10/27/17	(676,176)
New Zealand Dollar Currency	113	CME	8,210,455	USD	12/18/17	(60,895)
Nickel	197	LME	12,759,623	USD	12/18/17	(361,034)
Nickel	77	LME	4,717,794	USD	10/16/17	101,097
Nickel	70	LME	4,690,573	USD	11/13/17	(298,003)
Nikkei 225	102	SGX	995,544,290	JPY	12/07/17	378,233
Norwegian Krone Currency	270	CME	68,599,487	USD	12/18/17	(716,087)
NY Harbor ULSD	120	NYMEX	9,109,256	USD	11/30/17	(6,008)
NY Harbor ULSD	131	NYMEX	9,811,907	USD	10/31/17	146,713
OMXS30 Index	2,128	Nasdaq OMX	337,717,184	SEK	10/20/17	1,299,367
Palladium	47	NYMEX	4,330,966	USD	12/27/17	72,229

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount		Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Palladium	54	NYMEX	5,049,069	USD	03/27/18	$(14,919)
Platinum	45	NYMEX	2,106,727	USD	01/29/18	(46,852)
Platinum	198	NYMEX	9,371,136	USD	04/26/18	(265,116)
S&P 500 E-mini	422	CME	52,039,609	USD	12/15/17	1,050,101
S&P/TSX 60 Index	56	CDE	10,012,388	CAD	12/14/17	222,041
SET50 Index	255	TFEX	54,951,737	THB	12/28/17	(5,482)
SGX Nifty 50	432	SGX	8,558,579	USD	10/26/17	(88,787)
Short-Term Euro-BTP	303	Eurex	34,134,724	EUR	12/07/17	44,459
Silver	62	COMEX	5,287,103	USD	12/27/17	(117,543)
Silver	30	COMEX	2,551,598	USD	03/27/18	(35,948)
Soybean	71	CBOT	3,438,899	USD	01/12/18	34,776
Soybean Oil	150	CBOT	3,149,656	USD	01/12/18	(180,556)
SPI 200	228	SFE	32,448,741	AUD	12/21/17	(110,711)
STOXX Europe 600 Banks	828	Eurex	7,545,980	EUR	12/15/17	295,050
STOXX Europe 600 Banks	110	Eurex	2,093,631	EUR	12/15/17	36,662
Swedish Krona Currency	295	CME	74,040,701	USD	12/18/17	(1,329,101)
Swiss Franc Currency	16	CME	2,094,647	USD	12/18/17	(19,047)
Swiss Market Index	683	Eurex	61,794,196	CHF	12/15/17	589,182
TOPIX index	1,379	OSE	22,099,116,916	JPY	12/07/17	8,879,210
U.S. Treasury 10-Year Note	3,683	CBOT	465,819,780	USD	12/19/17	(4,293,842)
U.S. Treasury 5-Year Note	15	CBOT	1,776,413	USD	12/29/17	(13,913)
U.S. Treasury Long Bond	8	CBOT	1,245,049	USD	12/19/17	(22,549)
Ultra 10-Year U.S. Treasury Note	12	CBOT	1,635,838	USD	12/19/17	(23,901)
Ultra U.S. Treasury Bond	23	CBOT	3,866,896	USD	12/19/17	(69,021)
WTI Crude	164	NYMEX	7,597,674	USD	11/20/17	922,126
WTI Crude	11	NYMEX	553,281	USD	11/19/18	13,438
WTI Crude	7	NYMEX	354,670	USD	11/20/19	580
WTI Crude	6	NYMEX	306,687	USD	11/20/20	(3,147)
WTI Crude	6	NYMEX	312,504	USD	10/20/17	(2,484)
Zinc	85	LME	6,277,980	USD	12/18/17	449,770
Zinc	66	LME	4,702,832	USD	10/16/17	552,831
Zinc	62	LME	4,560,545	USD	11/13/17	350,243

						$(446,195)

Short Futures
3 Month Euribor	7	ICE	1,754,206	EUR	12/18/17	$(1,752)
3 Month Euribor	5	ICE	1,252,433	EUR	03/19/18	(1,705)
3 Month Euribor	7	ICE	1,753,606	EUR	06/18/18	(1,736)
3 Month Euribor	5	ICE	1,251,120	EUR	03/18/19	(745)
3 Month Euribor	12	ICE	3,005,218	EUR	09/17/18	(2,875)
3 Month Euribor	4	ICE	1,001,059	EUR	12/17/18	(1,172)
3 Month Euribor	7	ICE	1,750,434	EUR	06/17/19	(1,039)
3 Month Euribor	5	ICE	1,249,558	EUR	09/16/19	(671)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount		Expiration Date	Value/ Unrealized Appreciation (Depreciation)
90 Day Eurodollar	63	CME	15,522,611	USD	12/18/17	$5,711
90 Day Eurodollar	80	CME	19,698,604	USD	03/19/18	16,604
90 Day Eurodollar	11	CME	2,693,284	USD	12/16/19	(204)
90 Day Eurodollar	13	CME	3,187,247	USD	09/16/19	2,085
90 Day Eurodollar	74	CME	18,234,728	USD	06/18/18	49,229
90 Day Eurodollar	47	CME	11,577,197	USD	09/17/18	36,347
90 Day Eurodollar	12	CME	2,940,194	USD	03/16/20	2,744
90 Day Eurodollar	6	CME	1,467,247	USD	09/13/21	1,822
90 Day Eurodollar	10	CME	2,445,986	USD	12/14/20	986
90 Day Eurodollar	6	CME	1,467,847	USD	06/14/21	1,822
90 Day Eurodollar	13	CME	3,182,979	USD	06/15/20	1,716
90 Day Eurodollar	12	CME	2,945,881	USD	03/18/19	3,181
90 Day Eurodollar	302	CME	74,228,833	USD	12/17/18	136,908
90 Day Eurodollar	15	CME	3,676,094	USD	06/17/19	(593)
90 Day Eurodollar	8	CME	1,956,079	USD	03/15/21	679
90 Day Eurodollar	18	CME	4,403,903	USD	09/14/20	653
90 Day Sterling	3	ICE	372,973	GBP	12/20/17	(53)
90 Day Sterling	3	ICE	371,660	GBP	12/19/18	(3)
90 Day Sterling	2	ICE	247,236	GBP	12/18/19	(19)
90 Day Sterling	2	ICE	248,074	GBP	06/20/18	(2)
90 Day Sterling	2	ICE	247,511	GBP	06/19/19	(19)
90 Day Sterling	2	ICE	247,061	GBP	06/17/20	(19)
90 Day Sterling	4	ICE	496,685	GBP	03/21/18	46
90 Day Sterling	2	ICE	247,661	GBP	03/20/19	15
90 Day Sterling	2	ICE	247,149	GBP	03/18/20	(35)
90 Day Sterling	146	ICE	18,097,432	GBP	09/19/18	981
90 Day Sterling	2	ICE	247,386	GBP	09/18/19	15
90 Day Sterling	2	ICE	246,974	GBP	09/16/20	(2)
Aluminum	173	LME	8,739,036	USD	10/16/17	(261,289)
Aluminum	209	LME	10,823,592	USD	11/13/17	(91,433)
Aluminum	95	LME	5,045,176	USD	12/18/17	58,864
Australian 10-Year Bond	2,155	SFE	275,893,801	AUD	12/15/17	1,661,807
Australian 3-Year Bond	172	SFE	19,159,936	AUD	12/15/17	48,540
Australian Dollar Currency	39	CME	3,131,170	USD	12/18/17	75,130
Bank Acceptance	94	CDE	23,098,007	CAD	09/17/18	52,620
British Pound Currency	676	CME	56,253,950	USD	12/18/17	(525,825)
CAC40 Index	16	Euronext	832,060	EUR	10/20/17	(23,851)
Canadian 10-Year Bond	1,088	CDE	148,389,698	CAD	12/18/17	948,345
Canadian Dollar Currency	2,738	CME	224,734,711	USD	12/19/17	4,996,521
Cocoa	135	ICE	2,642,382	USD	12/13/17	(115,668)
Cocoa	741	ICE	14,587,153	USD	03/14/18	(484,787)
Cocoa	135	ICE	2,058,550	GBP	12/12/17	16,013
Coffee	118	ICE	5,856,516	USD	12/18/17	190,304
Coffee	198	ICE	10,612,078	USD	03/19/18	837,066

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount		Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Coffee Robusta	51	ICE	1,004,281	USD	11/30/17	$601
Copper	73	LME	11,587,969	USD	10/16/17	(178,263)
Copper	121	LME	19,965,801	USD	11/13/17	414,470
Copper	3	LME	486,383	USD	12/18/17	440
Corn	592	CBOT	10,690,786	USD	12/14/17	175,387
Cotton No. 2	39	ICE	1,329,675	USD	12/06/17	(5,100)
Cotton No. 2	33	ICE	1,115,407	USD	03/07/18	(2,963)
DAX Index	65	Eurex	20,369,744	EUR	12/15/17	(504,678)
Dollar Index	80	ICE	7,287,968	USD	12/18/17	(142,672)
E-Mini Russell 2000	122	CME	8,636,388	USD	12/15/17	(470,302)
Euro BUXL	50	Eurex	8,338,709	EUR	12/07/17	207,671
Euro FX Currency	493	CME	73,807,239	USD	12/18/17	692,257
Euro Stoxx 50	10,375	Eurex	363,588,457	EUR	12/15/17	(8,771,524)
Euro-BOBL	308	Eurex	40,539,846	EUR	12/07/17	161,219
Euro-BTP	100	Eurex	13,582,855	EUR	12/07/17	102,654
Euro-Bund	24	Eurex	7,640	EUR	10/27/17	7,044
Euro-Bund	136	Eurex	22,078,591	EUR	12/07/17	214,197
Euro-Oat	28	Eurex	4,367,295	EUR	12/07/17	27,627
Euro-Schatz	199	Eurex	22,322,410	EUR	12/07/17	10,093
FTSE 100 Index	365	ICE	26,761,524	GBP	12/15/17	11,857
FTSE 250 Index	12	ICE	467,418	GBP	12/15/17	(8,546)
FTSE/MIB Index	2	IDEM	221,298	EUR	12/15/17	(5,935)
Hang Seng Index	75	HKFE	103,428,652	HKD	10/30/17	31,671
Japan 10-Year Bond	464	OSE	70,033,709,414	JPY	12/13/17	2,411,103
Japanese Yen Currency	619	CME	69,594,257	USD	12/18/17	575,757
KC HRW Wheat	172	CBOT	3,714,367	USD	12/14/17	(93,283)
KC HRW Wheat	175	CBOT	4,346,096	USD	03/14/18	318,908
Lead	105	LME	6,108,856	USD	10/16/17	(437,894)
Lead	116	LME	6,830,767	USD	11/13/17	(393,133)
Lead	223	LME	13,388,629	USD	12/18/17	(493,121)
Lean Hogs	341	CME	8,737,938	USD	02/14/18	(134,882)
Live Cattle	304	CME	14,294,609	USD	02/28/18	(130,191)
Long Gilt	16	ICE	1,978,357	GBP	12/27/17	(4,989)
Mexican Peso Currency	188	CME	5,205,834	USD	12/18/17	106,334
MSCI Emerging Market	22	ICE	1,210,375	USD	12/15/17	12,145
Nasdaq 100 E-Mini	37	CME	4,431,153	USD	12/15/17	4,103
Natural Gas	265	NYMEX	8,469,972	USD	02/26/18	(139,878)
Natural Gas	308	NYMEX	9,730,087	USD	10/27/17	468,527
Natural Gas	1,143	NYMEX	36,877,020	USD	11/28/17	518,190
Nickel	53	LME	3,642,628	USD	12/18/17	306,967
Nickel	77	LME	4,558,569	USD	10/16/17	(260,322)
Nickel	70	LME	4,757,034	USD	11/13/17	364,464
Platinum	11	NYMEX	507,144	USD	01/29/18	3,619
S&P 500	72	CME	44,312,499	USD	12/14/17	(977,301)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount		Expiration Date	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	1,756	CME	217,692,165	USD	12/15/17	$(3,221,415)
S&P/TSX 60 Index	786	CDE	139,724,042	CAD	12/14/17	(3,763,252)
Silver	27	COMEX	2,276,860	USD	12/27/17	25,600
Soybean	75	CBOT	3,488,927	USD	11/14/17	(142,011)
Soybean Meal	125	CBOT	3,752,519	USD	12/14/17	(194,981)
Soybean Oil	7	CBOT	138,142	USD	12/14/17	298
SPI 200	748	SFE	106,273,805	AUD	12/21/17	221,361
Sugar 11	849	ICE	14,122,024	USD	04/30/18	600,510
Sugar 11	541	ICE	8,942,241	USD	02/28/18	398,769
Swiss Franc Currency	60	ICE	15,101,903	CHF	06/18/18	2,998
Swiss Franc Currency	1,418	CME	185,302,203	USD	12/18/17	1,352,153
TOPIX index	123	OSE	1,954,388,820	JPY	12/07/17	(940,779)
U.S. Treasury 10-Year Note	483	CBOT	60,954,007	USD	12/19/17	428,070
U.S. Treasury 2-Year Note	49	CBOT	10,597,238	USD	12/29/17	27,785
U.S. Treasury 5-Year Note	511	CBOT	60,491,280	USD	12/29/17	448,780
U.S. Treasury Long Bond	32	CBOT	4,957,156	USD	12/19/17	67,156
Wheat	170	CBOT	3,709,485	USD	12/14/17	(100,640)
Wheat	494	CBOT	11,371,565	USD	03/14/18	(150,985)
White Sugar	82	ICE	1,541,271	USD	11/15/17	56,251
WTI Crude	154	NYMEX	7,900,035	USD	11/20/17	(100,265)
Zinc	84	LME	6,505,244	USD	12/18/17	(143,356)
Zinc	66	LME	4,760,161	USD	10/16/17	(495,502)
Zinc	62	LME	4,759,196	USD	11/13/17	(151,591)
						$(4,151,461)

Total Futures Contracts Outstanding						$(4,597,656)

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,098,000	USD	881,324	Merrill Lynch International	12/20/2017	$(20,848)
AUD	153,241	USD	122,144	Morgan Stanley & Co. LLC	12/21/2017	(2,051)
BRL	20,664,930	USD	6,484,946	Bank of America, N.A.	10/03/2017	39,825
BRL	60,395,028	USD	19,025,042	Merrill Lynch International	10/03/2017	44,161
BRL	26,768,195	USD	8,342,120	Merrill Lynch International	11/03/2017	74,360
CAD	423,859	USD	349,925	Merrill Lynch International	12/20/2017	(10,050)
CAD	397,000	USD	321,653	State Street Bank and Trust Company	12/11/2017	(3,342)
CAD	161,874	USD	133,298	Morgan Stanley Capital Services LLC	12/20/2017	(3,498)
CHF	8,155,445	USD	8,488,433	Morgan Stanley & Co. LLC	12/21/2017	(21,161)
CLP	4,315,231,338	USD	6,948,934	Merrill Lynch International	12/20/2017	(217,604)
CLP	1,400,000,000	USD	2,191,609	State Street Bank and Trust Company	11/28/2017	(6,563)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	109,500,000	USD	15,726,968	State Street Bank and Trust Company	03/19/2018	$590,880
CZK	483,754,408	EUR	18,108,647	Morgan Stanley Capital Services LLC	12/15/2017	314,679
CZK	172,476,561	EUR	6,490,914	Morgan Stanley Capital Services LLC	01/10/2018	98,214
CZK	488,728,221	EUR	18,272,946	JPMorgan Chase Bank, N.A.	11/29/2017	319,682
CZK	124,340,092	USD	5,796,715	Merrill Lynch International	12/20/2017	(107,390)
DKK	66,354,220	USD	10,663,663	Morgan Stanley & Co. LLC	12/21/2017	(75,167)
EUR	16,100,269	CZK	432,831,564	Morgan Stanley Capital Services LLC	12/15/2017	(342,165)
EUR	6,525,787	CZK	172,476,561	Morgan Stanley Capital Services LLC	01/10/2018	(77,488)
EUR	2,577,692	CZK	69,069,257	JPMorgan Chase Bank, N.A.	11/29/2017	(47,978)
EUR	8,520,172	USD	10,231,317	Bank of America, N.A.	12/20/2017	(117,635)
EUR	1,198,000	USD	1,439,904	Merrill Lynch International	12/20/2017	(17,845)
EUR	6,757,693	USD	8,000,000	State Street Bank and Trust Company	10/26/2017	(3,374)
EUR	5,107,717	USD	6,090,627	Morgan Stanley Capital Services LLC	12/20/2017	(27,624)
EUR	173,002	USD	206,647	Morgan Stanley & Co. LLC	12/21/2017	(1,273)
GBP	955,000	USD	1,282,190	Merrill Lynch International	12/20/2017	563
GBP	2,575,854	USD	3,446,643	Morgan Stanley & Co. LLC	12/21/2017	13,404
HKD	2,408,614	USD	309,000	Merrill Lynch International	12/20/2017	(55)
HKD	302,737,000	USD	38,800,000	Morgan Stanley Capital Services LLC	12/11/2017	23,065
HKD	23,000,000	USD	2,950,193	Morgan Stanley Capital Services LLC	12/20/2017	(57)
HKD	211,885,653	USD	27,282,000	Morgan Stanley Capital Services LLC	11/13/2018	41,958
HUF	1,620,358,579	USD	6,408,927	Merrill Lynch International	12/20/2017	(239,885)
IDR	36,100,000,000	USD	2,682,818	State Street Bank and Trust Company	12/18/2017	(19,843)
ILS	27,881,959	USD	7,971,457	Merrill Lynch International	12/20/2017	(60,633)
INR	2,324,779,997	USD	36,049,380	Merrill Lynch International	12/20/2017	(769,918)
INR	594,260,000	USD	9,199,071	State Street Bank and Trust Company	12/18/2017	(178,952)
INR	663,020,012	USD	10,347,521	Morgan Stanley Capital Services LLC	10/12/2017	(212,342)
JPY	76,396,534	USD	699,117	Merrill Lynch International	12/20/2017	(17,590)
KRW	15,532,828,375	USD	13,768,410	Merrill Lynch International	12/20/2017	(188,262)
KRW	203,541,542	USD	180,044	Merrill Lynch International	12/21/2017	(2,086)
KRW	3,884,504,873	USD	3,402,966	Morgan Stanley Capital Services LLC	12/20/2017	(7,510)
MXN	200,000,000	USD	11,186,646	Morgan Stanley & Co. International plc	11/08/2017	(268,108)
NOK	166,000,000	EUR	17,698,351	Morgan Stanley & Co. International plc	11/08/2017	(49,448)
NOK	60,573,141	USD	7,858,208	Merrill Lynch International	12/20/2017	(238,454)
NOK	11,000,000	USD	1,423,193	State Street Bank and Trust Company	12/18/2017	(39,551)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	17,660,741	USD	344,821	Merrill Lynch International	12/20/2017	$1,428
PLN	24,181,264	USD	6,837,177	Merrill Lynch International	12/20/2017	(208,407)
RUB	286,532,834	USD	4,894,400	Deutsche Bank AG	12/20/2017	11,440
RUB	375,790,452	USD	6,469,703	Merrill Lynch International	12/20/2017	(26,288)
RUB	217,811,632	USD	3,722,773	Morgan Stanley Capital Services LLC	12/20/2017	6,464
SEK	67,434,434	USD	8,478,778	Merrill Lynch International	12/20/2017	(161,079)
SEK	16,250,000	USD	2,047,760	State Street Bank and Trust Company	12/18/2017	(43,704)
SGD	17,268,369	USD	12,900,621	Merrill Lynch International	12/20/2017	(156,036)
TRY	18,338,699	USD	5,203,797	Deutsche Bank AG	12/20/2017	(171,850)
TRY	19,804,589	USD	5,667,049	Merrill Lynch International	12/20/2017	(232,878)
TRY	14,832,943	USD	4,169,658	Morgan Stanley Capital Services LLC	12/20/2017	(99,654)
TWD	489,876,948	USD	16,496,676	Merrill Lynch International	12/20/2017	(278,162)
USD	123,816	AUD	153,241	Morgan Stanley & Co. LLC	12/21/2017	3,724
USD	7,700,757	AUD	9,700,000	Morgan Stanley & Co. International plc	11/08/2017	95,273
USD	6,604,324	BRL	20,664,930	Bank of America, N.A.	10/03/2017	79,553
USD	19,002,158	BRL	60,395,028	Merrill Lynch International	10/03/2017	(67,046)
USD	701,245	BRL	2,248,775	Merrill Lynch International	11/03/2017	(5,817)
USD	2,287,094	BRL	7,200,000	Morgan Stanley & Co. International plc	10/27/2017	21,438
USD	310,286	BRL	990,000	Morgan Stanley & Co. International plc	11/29/2017	110
USD	318,000	CAD	390,602	Merrill Lynch International	12/20/2017	4,792
USD	2,471,231	CAD	3,000,000	State Street Bank and Trust Company	12/11/2017	65,857
USD	4,860,346	CAD	6,000,000	Morgan Stanley & Co. International plc	11/08/2017	50,498
USD	500,000	CHF	479,135	State Street Bank and Trust Company	10/26/2017	4,448
USD	9,860,708	CHF	9,269,854	Morgan Stanley Capital Services LLC	12/20/2017	236,750
USD	41,468,021	CHF	39,773,012	Morgan Stanley & Co. LLC	12/21/2017	174,271
USD	14,482,265	CHF	14,000,000	Morgan Stanley & Co. International plc	11/08/2017	(9,187)
USD	777,541	CLP	491,562,232	Merrill Lynch International	12/20/2017	10,753
USD	1,555,424	CLP	975,000,000	State Street Bank and Trust Company	11/28/2017	33,695
USD	15,437,590	CNH	109,500,000	State Street Bank and Trust Company	03/19/2018	(880,259)
USD	7,565,384	CNH	49,969,286	Morgan Stanley Capital Services LLC	12/20/2017	77,614
USD	479,313	COP	1,430,868,000	Morgan Stanley & Co. International plc	10/13/2017	(7,297)
USD	283,002	CZK	6,147,780	Merrill Lynch International	12/20/2017	1,703
USD	1,000,000	DKK	6,185,770	State Street Bank and Trust Company	10/26/2017	16,226
USD	46,959	DKK	294,660	Morgan Stanley & Co. LLC	12/21/2017	(62)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,014,693	EUR	23,308,071	Bank of America, N.A.	12/20/2017	$347,363
USD	371,915	EUR	310,000	Merrill Lynch International	12/20/2017	3,937
USD	31,941,389	EUR	26,495,571	State Street Bank and Trust Company	12/18/2017	494,576
USD	1,189,900	EUR	1,000,000	State Street Bank and Trust Company	12/27/2017	2,303
USD	32,386,837	EUR	26,901,177	Morgan Stanley Capital Services LLC	12/20/2017	454,389
USD	19,326	EUR	17,437	Morgan Stanley Capital Services LLC	01/10/2018	(1,400)
USD	1,258,461	EUR	1,054,426	Morgan Stanley & Co. LLC	12/21/2017	6,728
USD	2,961,739	EUR	2,500,000	Morgan Stanley & Co. International plc	11/08/2017	1,336
USD	129,082	GBP	96,000	Merrill Lynch International	12/20/2017	135
USD	16,794,993	GBP	12,805,942	State Street Bank and Trust Company	12/18/2017	(404,672)
USD	263,611	GBP	199,144	Morgan Stanley Capital Services LLC	12/20/2017	(3,879)
USD	102,969	GBP	76,702	Morgan Stanley & Co. LLC	12/21/2017	(61)
USD	134,971	GBP	100,000	Morgan Stanley & Co. International plc	11/08/2017	818
USD	1,173,975	HKD	9,146,967	Merrill Lynch International	12/20/2017	723
USD	3,503,548	HKD	27,300,000	State Street Bank and Trust Company	12/18/2017	2,026
USD	30,736,000	HKD	239,779,886	Morgan Stanley Capital Services LLC	12/11/2017	(13,430)
USD	10,068,003	HKD	78,471,000	Morgan Stanley Capital Services LLC	12/20/2017	2,780
USD	77,682,000	HKD	604,498,019	Morgan Stanley Capital Services LLC	11/13/2018	(271,737)
USD	6,665,645	HKD	52,000,000	Morgan Stanley & Co. International plc	11/08/2017	2,772
USD	978,030	HUF	256,209,643	Merrill Lynch International	12/20/2017	2,587
USD	1,208,172	IDR	16,155,194,000	Morgan Stanley & Co. International plc	10/10/2017	9,493
USD	441,244	ILS	1,551,118	Merrill Lynch International	12/20/2017	1,152
USD	2,152,853	INR	140,136,282	Merrill Lynch International	12/20/2017	26,229
USD	10,153,446	INR	663,020,012	Morgan Stanley Capital Services LLC	10/12/2017	18,267
USD	3,753,610	INR	242,839,825	Morgan Stanley Capital Services LLC	12/20/2017	70,799
USD	1,532,730	INR	98,395,120	Morgan Stanley & Co. International plc	10/12/2017	27,938
USD	505,344	INR	33,000,000	Morgan Stanley & Co. International plc	10/27/2017	1,575
USD	321,000	JPY	35,446,639	Merrill Lynch International	12/20/2017	4,784
USD	27,066,774	JPY	3,000,000,000	State Street Bank and Trust Company	12/26/2017	293,535
USD	30,094,185	JPY	3,231,836,311	Morgan Stanley Capital Services LLC	12/20/2017	1,263,264

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	98,379	JPY	11,000,000	Morgan Stanley & Co. International plc	11/08/2017	$466
USD	3,771,658	KRW	4,267,819,940	Barclays Bank plc	12/20/2017	41,145
USD	7,492,288	KRW	8,481,644,453	Deutsche Bank AG	12/20/2017	78,459
USD	8,664,398	KRW	9,860,110,984	Merrill Lynch International	12/20/2017	43,833
USD	180,381	KRW	203,541,541	Merrill Lynch International	12/21/2017	2,423
USD	1,504,212	KRW	1,700,000,000	State Street Bank and Trust Company	12/18/2017	17,991
USD	9,917,131	KRW	11,230,222,446	Morgan Stanley Capital Services LLC	12/20/2017	100,763
USD	2,904,422	KRW	3,274,401,790	Morgan Stanley & Co. International plc	12/15/2017	43,024
USD	7,429,720	MXN	133,375,407	Deutsche Bank AG	12/20/2017	195,170
USD	23,453,414	MXN	422,308,423	State Street Bank and Trust Company	12/18/2017	539,859
USD	11,321,650	MXN	203,472,692	Morgan Stanley Capital Services LLC	12/20/2017	284,881
USD	477,921	NOK	3,755,714	Merrill Lynch International	12/20/2017	5,474
USD	3,798,584	NZD	5,200,000	Morgan Stanley & Co. International plc	11/08/2017	45,333
USD	9,769,032	PHP	501,782,828	Merrill Lynch International	12/20/2017	(68,709)
USD	467,830	PHP	24,116,640	Morgan Stanley & Co. International plc	10/30/2017	(6,240)
USD	1,201,723	PLN	4,374,288	Merrill Lynch International	12/20/2017	2,607
USD	7,565,166	RUB	442,509,251	Bank of America, N.A.	12/20/2017	(11,206)
USD	337,003	RUB	19,727,533	Merrill Lynch International	12/20/2017	(1,251)
USD	7,139,836	RUB	417,736,831	Morgan Stanley Capital Services LLC	12/20/2017	(12,397)
USD	1,596,218	SEK	12,865,814	Merrill Lynch International	12/20/2017	9,285
USD	1,000,000	SEK	7,923,651	State Street Bank and Trust Company	10/26/2017	25,904
USD	22,503,447	SEK	177,795,237	State Street Bank and Trust Company	12/18/2017	576,581
USD	665,115	SGD	895,107	Merrill Lynch International	12/20/2017	4,498
USD	1,629,419	SGD	2,180,000	State Street Bank and Trust Company	12/18/2017	20,554
USD	2,152,458	SGD	2,900,000	Morgan Stanley & Co. International plc	11/08/2017	13,645
USD	1,016,237	TRY	3,646,345	Merrill Lynch International	12/20/2017	15,718
USD	1,165,122	TWD	34,897,136	Merrill Lynch International	12/20/2017	9,771
USD	2,980,343	TWD	89,115,222	Morgan Stanley & Co. International plc	10/20/2017	39,187
USD	6,706,413	ZAR	89,537,988	Deutsche Bank AG	12/20/2017	174,196
USD	1,117,180	ZAR	15,160,208	Merrill Lynch International	12/20/2017	11,172
USD	3,728,463	ZAR	49,860,364	Morgan Stanley Capital Services LLC	12/20/2017	90,915
USD	1,971,885	ZAR	26,300,000	Morgan Stanley & Co. International plc	11/08/2017	40,580
UYU	107,180,227	USD	3,582,227	Citibank, N.A.	02/05/2018	—
ZAR	1,048,355	USD	78,567	Bank of America, N.A.	12/20/2017	(2,084)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	80,474,547	USD	6,173,257	Merrill Lynch International	12/20/2017	$(302,261)

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,086,968

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	8,195,477 USD	$(117,138)	$(237,533)	$120,395
Republic of South Africa	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	11,030,000 USD	220,501	519,200	(298,699)
Republic of South Africa	(1.00)%	3M	06/20/22	Credit Suisse Securities (USA) LLC	6,191,000 USD	185,278	321,382	(136,104)
Republic of Turkey	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	1,713,000 USD	34,178	104,759	(70,581)
Republic of Turkey	(1.00)%	3M	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	8,698	333,473	(324,775)
Republic of Turkey	(1.00)%	3M	12/20/20	Credit Suisse Securities (USA) LLC	7,217,000 USD	34,093	508,322	(474,229)
Republic of Turkey	(1.00)%	3M	06/20/21	Credit Suisse Securities (USA) LLC	4,143,000 USD	48,030	271,473	(223,443)
Republic of Turkey	(1.00)%	3M	06/20/22	Credit Suisse Securities (USA) LLC	1,521,000 USD	45,280	81,500	(36,220)
United Mexian States	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	7,595,000 USD	(48,828)	215,046	(263,874)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$410,092	$2,117,622	$(1,707,530)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at September 30, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	3M	12/20/21	Credit Suisse Securities (USA) LLC	BB	1,814,000 USD	$(8,397)	$(67,363)	$58,966
Russian Federation	1.00%	3M	06/20/21	Credit Suisse Securities (USA) LLC	BB	6,915,000 USD	8,298	(506,582)	514,880
Russian Federation	1.00%	3M	09/20/20	Credit Suisse Securities (USA) LLC	BB	6,551,141 USD	46,585	(750,762)	797,347

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)							$46,486	$(1,324,707)	$1,371,193

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	83,000,000 USD	$(2,405,672)	$(5,203,230)	$2,797,558
CDX.EM.26	1.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	18,000,000 USD	(437,526)	(1,085,400)	647,874
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	103,000,000 USD	(3,243,470)	(4,567,270)	1,323,800
CDX.NA.HY.25	5.00%	3M	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	28,175,000 USD	1,880,850	260,595	1,620,255
CDX.NA.HY.26	5.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	47,520,000 USD	3,743,816	1,290,376	2,453,440
CDX.NA.HY.27	5.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	52,470,000 USD	4,159,034	3,484,087	674,947
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	103,000,000 USD	7,949,025	7,698,270	250,755

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$11,646,057	$1,877,428	$9,768,629

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	M	05/11/63	J.P. Morgan Securities LLC	105,747,724 USD	$(727,720)	$2,037,609	$(2,765,329)
CMBX.NA.AAA.8	(0.50)%	M	10/17/57	Deutsche Bank AG	948,891 USD	(3,413)	48,904	(52,317)
CMBX.NA.AAA.8	(0.50)%	M	10/17/57	J.P. Morgan Securities LLC	59,801,014 USD	(215,077)	2,371,495	(2,586,572)

Total OTC Credit Default Swaps on Index (Buy Protection)						$(946,210)	$4,458,008	$(5,404,218)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	M	10/17/57	Credit Suisse International	A	6,248,000 USD	$(351,840)	$(844,810)	$492,970
CMBX.NA.A.8	2.00%	M	10/17/57	Morgan Stanley Capital Services LLC	A	2,800,000 USD	(157,675)	(188,750)	31,075
CMBX.NA.A.9	2.00%	M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	(220,593)	(417,705)	197,112
CMBX.NA.A.9	2.00%	M	09/17/58	Credit Suisse International	A	8,000,000 USD	(352,949)	(428,804)	75,855
CMBX.NA.A.9	2.00%	M	09/17/58	Credit Suisse International	A	6,000,000 USD	(264,712)	(184,803)	(79,909)
CMBX.NA.AA.7	1.50%	M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	13,767	(344,782)	358,549
CMBX.NA.AAA.10	0.50%	M	11/17/59	Credit Suisse International	AAA	11,000,000 USD	(113,353)	(312,871)	199,518
CMBX.NA.AAA.10	0.50%	M	11/17/59	Credit Suisse International	AAA	6,000,000 USD	(61,829)	(171,018)	109,189
CMBX.NA.AAA.8	0.50%	M	10/17/57	Credit Suisse International	AAA	13,700,000 USD	49,273	(738,194)	787,467
CMBX.NA.AAA.9	0.50%	M	09/17/58	Morgan Stanley Capital Services LLC	AAA	10,500,000 USD	(15,422)	(699,173)	683,751
CMBX.NA.AJ.4	0.96%	M	02/17/51	J.P. Morgan Securities LLC	A	6,758,061 USD	(1,006,318)	(940,140)	(66,178)
CMBX.NA.AJ.4	0.96%	M	02/17/51	Credit Suisse International	A	697,061 USD	(103,797)	(136,761)	32,964
CMBX.NA.AJ.4	0.96%	M	02/17/51	Goldman Sachs International	A	10,735,080 USD	(1,598,520)	(1,610,956)	12,436
CMBX.NA.AJ.4	0.96%	M	02/17/51	Merrill Lynch Capital Services, Inc.	A	15,783,182 USD	(2,350,214)	(2,177,955)	(172,259)
CMBX.NA.AJ.4	0.96%	M	02/17/51	Morgan Stanley Capital Services LLC	A	11,201,772 USD	(1,668,014)	(2,690,063)	1,022,049

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	M	11/17/59	Credit Suisse International	BBB	7,824,000 USD	$(934,479)	$(817,621)	$(116,858)
CMBX.NA.BBB-.10	3.00%	M	11/17/59	Morgan Stanley Capital Services LLC	BBB	6,538,000 USD	(780,882)	(707,205)	(73,677)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	7,500,000 USD	(830,457)	(798,729)	(31,728)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,400,000 USD	(155,019)	(159,400)	4,381
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(155,019)	(140,895)	(14,124)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,400,000 USD	(155,019)	(120,207)	(34,812)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(155,019)	(108,099)	(46,920)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(155,019)	(107,164)	(47,855)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	4,500,000 USD	(498,274)	(399,957)	(98,317)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Morgan Stanley Capital Services LLC	BBB	3,500,000 USD	(387,547)	(319,626)	(67,921)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	3,750,000 USD	(415,229)	(344,505)	(70,724)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	2,250,000 USD	(249,137)	(205,523)	(43,614)
CMBX.NA.BBB-.8	3.00%	M	10/17/57	Credit Suisse International	BBB	13,006,000 USD	(2,291,022)	(1,532,753)	(758,269)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(15,364,318)	$(17,648,469)	$2,284,151

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	06/20/22	Morgan Stanley Capital Services LLC	9,000,000 USD	$276,293	$520,876	$(244,583)
Republic of South Africa	(1.00)%	3M	06/20/22	Morgan Stanley Capital Services LLC	300,000 USD	9,210	17,362	(8,152)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$285,503	$538,238	$(252,735)

(1)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

OTC Cross Currency Swaps — Outstanding at September 30, 2017

Notional Amount		Fund Pays	Notional Amount		Fund Receives	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4,895,121	USD	3-Month USD LIBOR	29,378,072	TRY	10.32%	3M/1Y	12/20/22	Deutsche Bank AG	$(43,833)	$—	$(43,833)
8,374,593	USD	3-Month USD LIBOR	17,181,875	TRY	10.33%	3M/1Y	12/20/22	Bank of America, N.A.	(23,872)	—	(23,872)

Total OTC Cross Currency Swaps									$(67,705)	$—	$(67,705)

OTC Total Return Swaps Outstanding at September 30, 2017

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1-800-Flowers.com, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	49,843 USD	$1,298
1st Source Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	320,975 USD	20,756
2U, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	59,172 USD	2,359
3I Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	335,084 GBP	986
3M Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	338,925 USD	273
8X8, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	41,769 USD	(891)
A10 Networks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	72,079 USD	10,484
AAC Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	264,745 USD	(20,189)
Aalberts Industries N.V.	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	84,413 EUR	3,353
AAR Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	216,803 USD	11,049
Aaron’s, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	316,038 USD	9,747
Abaxis, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	566,222 USD	5,209
Abcam PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	67,726 GBP	(968)
Abercrombie & Fitch Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	642,710 USD	10,412
ABIOMED, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	361,715 USD	20,164
ABM Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	376,472 USD	18,480

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ABN AMRO Group NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,955,650 EUR	$125,506
ABN AMRO Group NV	08/08/18	M	0.07%	JPMorgan Chase Bank, N.A.	9,516,000 EUR	732,778
Acadia Healthcare Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	402,784 USD	8,143
Accenture PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	9,141 USD	(91)
Access National Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	44,903 USD	4,937
Accor SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,112,001 EUR	164,069
Aceto Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	221,380 USD	15,382
ACI Worldwide, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	43,246 USD	(169)
Ackermans & Van Haaren	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	75,281 EUR	271
Actua Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	192,647 USD	52,276
Acushnet Holdings Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	134,935 USD	7,322
Adamas Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	49,426 USD	1,763
Addus Homecare Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	172,704 USD	5,561
Adidas AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	499,895 EUR	(19,406)
Adobe Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	86,738 USD	532
ADP LLC	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,690,680 EUR	(99,703)
Adtalem Global Educatio, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	277,409 USD	7,133
Adtran, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	450,576 USD	31,008
Advanced Disposal Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	586,006 USD	11,325
Aegion Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	123,117 USD	4,434
Aerohive Networks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	156,798 USD	12,348
Aerovironment, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	301,032 USD	13,730
Aetna, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	32,458 USD	457
AG Mortgage Investment Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	81,189 USD	(420)
AGCO Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	148,312 USD	7,122

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Agilysys, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	93,354 USD	$10,109
Agree Realty Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	139,379 USD	(3,820)
Agrofresh Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	150,214 USD	(2,380)
Air France KLM	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	413,591 EUR	(5,972)
Air Lease Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	450,422 USD	21,168
Aircastle Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	756,144 USD	20,239
Akerbia Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	115,930 USD	15,859
Akoustis Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	91,750 USD	(4,225)
Akzo Nobel	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	5,259,580 EUR	11,270
Akzo Nobel	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	7,922,458 EUR	15,608
Alamo Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	369,486 USD	39,165
Alarm.com Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	22,995 USD	408
Albany International Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	98,897 USD	2,930
ALD SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	399,102 EUR	17,935
Alere, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	3,646,096 USD	48,996
Alexander & Badlwin, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	56,834 USD	1,820
Alexander’s, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	149,787 USD	(83)
Alexandria Real Estate Equity	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	258,450 USD	1,738
Alfa Laval AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	1,737,305 SEK	10,462
Alico, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	87,664 USD	853
Align Technology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	327,085 USD	1,309
Allegiance Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	84,069 USD	6,127
Allegiant Travel Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	76,220 USD	(888)
Allegion PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	280,409 USD	10,043
Allergan PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	176,122 USD	(9,088)
Allete, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	35,206 USD	(503)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Allianz SE REG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,032,416 EUR	$64,940
Allied Motion Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	104,324 USD	711
Allscripts Healthcare Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	269,694 USD	10,039
Almost Family, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	697,607 USD	77,177
Alpha & Omega Semiconductor	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	106,720 USD	8,413
Alstom	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	95,659 EUR	8,154
Alteryx, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	9,977 USD	839
Altice NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	466,355 EUR	(46,056)
Altisource Residential Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,757 USD	96
Amadeus IT	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	87,377 EUR	1,952
AMAG Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	43,151 USD	(2,635)
Amber Road, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	112,573 USD	1,160
Amdocs Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	411,095 USD	7,950
Amec Foster Wheeler PLC	07/06/18	M	0.25%	Merrill Lynch International	2,627,338 GBP	639,984
Amedisys, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	250,238 USD	15,740
Ameresco, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	53,310 USD	3,264
America’s Car Mart, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	381,555 USD	2,142
American Assets Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	184,276 USD	(1,970)
American Campus Communities	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	144,338 USD	(8,710)
American Eagle Outfitters	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	274,970 USD	17,007
American Homes 4 Rent	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	44,701 USD	(564)
American National Bankshares,Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	12,148 USD	954
American National Insurance	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	48,768 USD	589
American Public Education	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	22,099 USD	2,066

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
American Railcar Industries	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	567,369 USD	$45,676
American Renal Associates Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	19,277 USD	154
American Software, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	187,452 USD	11,530
American States Water Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	204,775 USD	(6,347)
American Tower Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	282,972 USD	776
American Vanguard Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	33,179 USD	3,438
American Water Works Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	784,299 USD	(11,123)
American Woodmark Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	40,135 USD	2,889
Ameris Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	34,200 USD	3,528
Ametek, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	260,537 USD	2,698
AMG Advanced Metallurgical Grouyp N.V.	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	231,138 EUR	27,030
Amgen, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	37,281 USD	195
Amkor Technology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	71,072 USD	6,628
AMN Healthcare Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	282,517 USD	46,294
Ampco Pittsburgh Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	109,384 USD	(1,121)
Amphenol Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	574,757 USD	14,338
AMS AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	570,584 CHF	(31,389)
Amundi SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	379,341 EUR	16,664
Analogic Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	656,776 USD	55,602
Andeavor	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	212,705 USD	196
Andersons, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	442,491 USD	13,308
Angie’s List, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	89,516 USD	5,978
AngioDynamics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	707,072 USD	(28,087)
Anika Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	725,007 USD	23,251

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anima Holding SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	184,003 EUR	$8,263
Anixter International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	216,486 USD	18,454
Annaly Capital Managerment, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	73,952 USD	(958)
Ansys, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	251,685 USD	1,629
Antares Pharma, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	284,573 USD	34,464
Antero Resources Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	191,144 USD	(2,870)
Anthem, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	329,854 USD	6,234
Antofagasta PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	191,107 GBP	4,811
Anworth Mortgage Asset Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	3,691 USD	(30)
AP Moller Maersk A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	558,830 DKK	523
Apartment Investment & Management Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	252,840 USD	(5,601)
Apogee Enterprises, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	185,076 USD	15,252
Apollo Commercial Real Estate Finance, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	42,247 USD	329
AppFolio, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	311,030 USD	21,648
Apple Hospitality REIT, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	62,264 USD	498
Applied Industrial Technologies, Inc	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	488,197 USD	35,439
Approach Resources, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	124,228 USD	(7,880)
AptarGroup, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	568,406 USD	3,225
Aqua America, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	647,642 USD	(12,982)
AquaVenture Holdings Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	130,384 USD	(7,561)
Aratana Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	53,347 USD	205
Arc Document Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	74,354 USD	1,855
Archrock, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	436,360 USD	47,531
Ardmore Shipping Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	262,936 USD	27,811

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ares Commercial Real Estate Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	74,191 USD	$1,769
Armada Hoffler Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,417 USD	109
Armor Residential REIT, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,874 USD	35
Armstrong Flooring, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	302,938 USD	7,353
Arris International PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	206,172 USD	7,474
Arrow Electronics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	485,530 USD	5,132
Arrow Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	19,976 USD	1,493
Artesian Resources Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	156,647 USD	2,756
Ascent Capital Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	10,010 USD	539
Asembly Biosciences, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	189,975 USD	29,183
Ashland Global Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	335,485 USD	6,570
ASML Holding NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	193,315 EUR	13,791
Aspen Technology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	906,122 USD	(12,398)
ASR Nederland NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	348,760 EUR	6,935
Associated Capital Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	43,804 USD	1,393
Astazenica PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	1,675,375 GBP	112,024
Astoria Financial Corp.	08/06/18	M	1.50%	Deutsche Bank AG	2,026,272 USD	118,869
AT&T, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	397,018 USD	16,264
athenahealth, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	90,699 USD	1,079
Atlantia SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,805,504 EUR	(132,905)
Atlas Air Worldwide Holdings	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	379,751 USD	(678)
Atmos Energy Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	37,435 USD	(126)
ATN Internatinal, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	47,382 USD	1,260
Atos SE	02/21/18	M	0.07%	JPMorgan Chase Bank, N.A.	15,462,000 EUR	340,387

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Atos SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,008,003 EUR	$66,220
Atricure, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	276,381 USD	17,471
Aurubis AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	312,820 EUR	(29,166)
Autogrill SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	250,032 EUR	4,639
AV Homes, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	180,833 USD	8,057
Avalonbay Communities, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	260,846 USD	182
AVANGRID, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	379,557 USD	(719)
Avery Dennison Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	290,819 USD	(1,306)
Avid Technology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	207,059 USD	3,519
Avista Corp.	08/06/18	M	1.50%	Deutsche Bank AG	7,638,776 USD	(58,147)
Aviva PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	1,345,598 GBP	41,813
Avnet, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	613,988 USD	8,210
AVX Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	570,018 USD	18,975
AXA SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,577,824 EUR	129,067
AXA SA	08/08/18	M	0.07%	JPMorgan Chase Bank, N.A.	9,820,000 EUR	491,671
Axcelis Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	171,646 USD	29,404
Axiare Patrimonio Socimi SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	74,596 EUR	1,136
Axogen, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	533,613 USD	19,487
AXT, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	151,184 USD	6,013
B&G Foods, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	170,995 USD	2,715
Badger Meter, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	332,596 USD	23,144
BAE Systems PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	897,469 GBP	71,632
Baldwin & Lyons, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,603 USD	32
Baloise Holding AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	225,746 CHF	3,553
Banca Generali SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	181,227 EUR	7,712

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Banca IFIS SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	199,510 EUR	$19,420
BancFirst Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	209,401 USD	21,571
Banco de Sabadell SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	82,104 EUR	(383)
Banco Santander SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,726,785 EUR	102,282
Bank of Marin	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	3,346 USD	216
Bank of N. T. Butterfield & Son Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	65,493 USD	4,123
Bank of New York Mellon Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,083 USD	95
BankFinancial	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	111,906 USD	1,675
Bankrate, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	185,329 USD	667
Banner Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	261,742 USD	15,550
Barclays PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	4,035,211 GBP	132,062
Barclays PLC	08/08/18	M	0.55%	JPMorgan Chase Bank, N.A.	7,466,000 GBP	359,120
Barnes & Noble Education, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	20,868 USD	764
Barnes & Noble, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	619,657 USD	39,255
Barnes Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	388,445 USD	26,165
Barrett Business Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	137,047 USD	5,861
Basett Furniture Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	203,359 USD	6,140
BASF SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,428,088 EUR	180,491
Basic Energy Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	114,048 USD	31,049
Bavarian Nordic A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	459,080 DKK	16,326
Bayer AG REG	07/06/18	M	0.55%	Morgan Stanley Capital Services LLC	10,363,861 EUR	642,386
BE Semiconductor Industries	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	710,560 EUR	17,035
Bear State Financial, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	3,957 USD	4
Beazer Homes USA, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	355,916 USD	22,838

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beazley PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	160,708 GBP	$8,836
Becton Dickinson & Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	208,549 USD	3,273
Bel Fuse, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	173,652 USD	22,315
Belden, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	143,992 USD	1,848
Bellway PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	268,711 GBP	36,440
Bemis Company	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	214,372 USD	(4,796)
Benchmark Electronics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	413,890 USD	19,679
Beneficial Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	64,325 USD	4,565
Benefitfocus, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	81,417 USD	5,905
Berkeley Group Hodlings	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	153,964 GBP	13,042
Berkshire Hathaway, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	579,579 USD	1,729
BGC Partners, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,766 USD	786
Biesse SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	71,581 EUR	7,070
Big 5 Sporting Goods Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,016,415 USD	(23,070)
Big Lots, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	37,962 USD	501
Bio Rad Laboratories	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	396,097 USD	(6,990)
Bio Techne Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	777,746 USD	(3,566)
bioMerieux	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	348,831 EUR	1,623
BioScrip, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	34,531 USD	1,035
BioSpecifics Technologies Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	180,890 USD	(2,068)
BioTelemetry, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	373,947 USD	8,424
blackbaud, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	28,414 USD	560
Blucora, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	468,023 USD	38,002
Blue Bird Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	152,134 USD	14,726

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Blue Capital Reinsurance Holdings Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	8,667 USD	$134
Blue Hills Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,636 USD	35
BNP Paribas SA	02/21/18	M	0.07%	JPMorgan Chase Bank, N.A.	6,431,847 EUR	260,344
Bob Evans Farms	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	211,056 USD	16,436
Bodycote PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	191,290 GBP	(3,313)
Boise Cascade Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,703 USD	1,212
BOK Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	397,026 USD	21,739
Boohoo.com PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	681,269 GBP	(151,250)
Booker Group PLC	07/06/18	M	0.25%	Merrill Lynch International	3,341,727 GBP	322,606
Booz Allen Hamilton Holdings	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	207,268 USD	10,828
Bossard Holding AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	310,968 CHF	11,888
Boston Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	48,664 USD	242
Bottomline Technologies	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	487,573 USD	16,042
Box, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	13,754 USD	987
BPER Banca	08/22/18	M	0.07%	JPMorgan Chase Bank, N.A.	7,158,872 EUR	870,450
Brady Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	476,889 USD	18,510
Bridge Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,815 USD	1,570
Bridgepoint Education, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	371,482 USD	31,027
Briggs & Stratton	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	269,573 USD	20,323
Bright Horizons Family Solutions	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	98,249 USD	3,048
Brightcove, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	59,584 USD	1,702
Brink’s Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	98,546 USD	2,217
Brinker International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	309,390 USD	(10,416)
Bristol Myers Squibb Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	286,688 USD	5,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bristow Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	264,706 USD	$(3,326)
Broadridge Financial Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	582,519 USD	5,770
Brocade Communications Systems, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	5,882,423 USD	(346,083)
Brocade Communications Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	576,062 USD	(11,173)
Brookdale Senior Living, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	302,706 USD	(20,661)
Brooks Automation, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	387,780 USD	24,873
Brown & Brown, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	10,419 USD	(10)
Bruker Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	604,784 USD	(1,484)
Bryn Mawr Bank Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	138,698 USD	10,748
BSB Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	28,905 USD	1,524
Bucher Industries AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	249,900 CHF	(4,055)
Buckle, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	197,741 USD	13,810
Build-A-Bear Workshop, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	61,478 USD	1,374
Bunge Ltd.	03/16/18	M	1.24%	Credit Suisse Securities (Europe) Limited	6,719,252 USD	(284,408)
BWX Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	89,189 USD	163
C.H. Robinson Worldwide, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	157,385 USD	4,023
CA Immobilien Anlagen AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	156,408 EUR	(1,509)
CA, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	95,625 USD	1,744
Cable One, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	503,823 USD	2,383
Cabot Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	203,659 USD	9,552
Cabot Microelectionics Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	163,120 USD	11,208
CACI International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	245,718 USD	15,982
Cadence Design Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	338,414 USD	10,580

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CAI International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	275,176 USD	$18,109
Cal-Maine Foods, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	34,674 USD	1,124
CalAmp Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	378,371 USD	70,005
CalAtlantic Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	457,496 USD	19,171
Calavo Growers, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	142,812 USD	3,369
Caleres, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	176,140 USD	10,551
Calgon Carbon Corp.	08/06/18	M	1.50%	Deutsche Bank AG	2,327,740 USD	194
California Water Service Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	43,997 USD	524
Callaway Golf Company	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	237,911 USD	6,865
Cambium Learning Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	80,509 USD	1,935
Cambrex Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	176,327 USD	4,513
Camden National Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	190,848 USD	17,315
Camden Property Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	80,611 USD	(1,324)
Cantel Medical Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	648,402 USD	59,568
Capella Education Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	199,690 USD	5,710
Capgemini SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	620,433 EUR	(3,972)
Capital Bank Financial	08/06/18	M	1.50%	Deutsche Bank AG	2,091,547 USD	145,309
Capital City Bank Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	6,005 USD	933
Capital Senior Living Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	286,409 USD	923
Capitol Federal Financial, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	126,923 USD	8,376
Capstead Mortgage Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	86,442 USD	1,643
Carbo Cermaics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	60,191 USD	5,518
Cardinal Health, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	246,781 USD	(1,720)
Cardiovascular Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	508,004 USD	(27,568)
Care.com, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	400,388 USD	35,888

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Career Education Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	232,897 USD	$11,974
CareTrust REIT, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	83,086 USD	385
Cargotec	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	98,405 EUR	9,645
Carlisle Cos., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	165,819 USD	3,972
Carnival PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	260,626 GBP	(2,921)
Carolina Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	224,148 USD	11,404
Carrefour SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	732,059 EUR	26,347
Carriage Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	392,648 USD	22,840
Cars.com, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	182,142 USD	3,010
Carter’s, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	166,448 USD	8,932
Casella Waste Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	319,374 USD	11,074
Cass Information Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	290,529 USD	11,762
Catalent, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	426,401 USD	3,457
Catalyst Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	303,894 USD	13,871
CatchMark Timber Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,188 USD	48
Cato Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	775,553 USD	(16,601)
CBIZ, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	89,703 USD	6,513
CBOE Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	370,887 USD	6,894
CDK Global, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	211,632 USD	855
CDW Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	112,392 USD	7,464
CECO Environmental Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	182,871 USD	8,816
Cembra Money Bank AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	101,640 CHF	2,799
Centerstate Banks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	148,568 USD	11,080
Central Pacific Financial Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	67,322 USD	6,466

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Central Valley Community Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	38,413 USD	$5,674
Century Casinos, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	60,702 USD	10,512
Century Communities, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	113,711 USD	3,046
CenturyLink, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	136,541 USD	(498)
Cerner Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	532,958 USD	9,288
CEVA, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	136,747 USD	(2,355)
CF Industries Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	91,138 USD	6,290
ChannelAdvisor Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	69,081 USD	(299)
Charles River Laboratories	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	544,207 USD	8,100
Charter Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	55,455 USD	5,027
Chef’s Warehouse, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	158,898 USD	15,844
Chemed Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	936,924 USD	25,440
Chemical Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	57,841 USD	951
Chesapeake Energy Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	12,856 USD	964
Chesapeake Utilities Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	154,161 USD	(1,417)
Chevron Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	121,454 USD	159
Chico’s FAS, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	160,890 USD	12,391
Children’s Place, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	72,496 USD	4,419
Chimerix, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	165,988 USD	7,215
Choice Hotels International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	460,814 USD	18,373
Chr. Hansen A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	751,362 DKK	(550)
Christian Dior SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	78,431 EUR	811
Church & Dwight Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	135,371 USD	(2)
Churchill Downs, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	184,347 USD	1,851

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chuy’s Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	73,924 USD	$4,866
Ciena Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	160,361 USD	504
Cinemark Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	202,542 USD	3,963
Cintas Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	322,392 USD	6,855
Cisco Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	714,726 USD	25,806
CitiTrends, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	396,527 USD	16,848
Citizens & Northern Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	49,409 USD	3,100
City Hodling Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	232,812 USD	14,847
City Office REIT, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	23,263 USD	1,454
Civitas Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	108,948 USD	(38)
Clariant AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	232,474 CHF	(825)
Clarus Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	58,111 USD	1,694
Clean Energy Fuels Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	80,488 USD	1,319
Clean Harbors, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	217,373 USD	5,117
Clearfield, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	122,707 USD	8,887
Clearwater Paper Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	71,105 USD	2,031
Clifton Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	179,317 USD	9,485
Clinigen Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	146,635 GBP	7,462
Clorox Company	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	301,435 USD	1,562
Cloud Peak Energy, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	75,364 USD	7,718
Cloudera, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	66,536 USD	(5,690)
CME Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	32,277 USD	557
CNB Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	3,386 USD	247
CNH Industrial NV	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	147,732 EUR	7,810
Coach, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	42,124 USD	90

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CoBiz Financial, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	10,919 USD	$1,513
Coca-Cola Bottling Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	71,135 USD	1,141
Coca-Cola Company	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	428,090 USD	(7,697)
Coca-Cola HBC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	308,878 GBP	(5,340)
Codorus Valley Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	5,182 USD	899
Cogent Communications Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	850,409 USD	18,201
Cohen & Steers, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	55,311 USD	2,858
Cohu, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	356,975 USD	67,902
Colgate Palmolive Co.	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	1,581,099 USD	9,508
Colgate Palmolive Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	312,869 USD	(707)
Collectors Universe, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	130,470 USD	3,139
Colony NorthStar, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	9,269 USD	(251)
Columbia Banking System, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	98,135 USD	10,930
Columbia Property Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	29,419 USD	537
Columbia Sportwear Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	424,326 USD	20,220
Columbus Mckinnon Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	30,636 USD	4,394
Com Hem Holding AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	2,494,280 SEK	(2,609)
Comfort Systems USA, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	57,072 USD	1,940
Commerce Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	348,726 USD	7,542
CommerceHub, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	519,832 USD	(10,676)
Commercial Metals Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	125,398 USD	3,397
Community Bank System, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	244,809 USD	8,457
Community Health Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	234,333 USD	3,701
Community Healthcare Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	42,199 USD	21

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Community Trust Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	128,115 USD	$13,896
Commvault Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	397,591 USD	(1,236)
Compagnie de Saint Gobain	02/21/18	M	0.07%	JPMorgan Chase Bank, N.A.	9,823,000 EUR	308,476
Compagnie de Saint Gobain	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	414,629 EUR	13,021
Compass Minerals International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	297,322 USD	(20,783)
Computer Programs & Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	497,174 USD	23,910
Comtech Telecommunications Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	624,391 USD	5,880
Conatus Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	46,144 USD	571
Concert Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	92,656 USD	1,080
Conduent, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	354,090 USD	(4,241)
Conformis, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	61,621 USD	(207)
CONMED Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	969,875 USD	12,573
Connecticut Water Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	383,065 USD	19,938
Consolidated Communications, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,697 USD	(272)
Consolidated Water Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	96,194 USD	2,008
Container Store Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	136,261 USD	1,970
Contango Oil & Gas	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	47,277 USD	8,415
Control4 Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	413,048 USD	22,783
Convergys Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	332,610 USD	12,815
Conviviality PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	120,649 GBP	9,337
Cooper Cos., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	149,288 USD	(620)
Copa Holdings SA	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	188,481 USD	(3,429)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Copart, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	176,180 USD	$2,166
Corcept Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	141,661 USD	11,851
CoreLogic, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	371,917 USD	(1,879)
CoreSite Realty Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	209,903 USD	4,833
Corium International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	156,330 USD	18,457
Corning, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	72,436 USD	1,407
Corporate Office Properties Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	168,423 USD	(333)
Corvel Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	302,886 USD	15,191
Costamare, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	585,210 USD	11,994
CoStar Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	114,006 USD	(1,609)
Cotiviti Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	342,177 USD	12,442
Countryside Properties PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	119,039 GBP	9,750
Covanta Holding Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	203,169 USD	5,162
Covenant Transportation Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	143,367 USD	22,659
CR Bard, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	8,031,869 USD	71,973
CR Bard, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,389 USD	33
CRA International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	325,983 USD	17,564
Cracker Barrel Old Country Store, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	381,378 USD	(1,418)
Crane Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	84,796 USD	2,713
Cray, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	144,341 USD	2,778
Credit Agricole SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	387,191 EUR	4,963
Credit Agricole SA	02/20/19	3M	0.40%	Credit Suisse Securities (Europe) Limited	6,045,983 EUR	114,576
Cree, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	148,861 USD	21,604
CRH PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	90,111 GBP	6,490

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Criteo ADR	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	262,487 USD	$(8,507)
Croda International PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	919,485 GBP	39,562
Croda International PLC	03/13/18	M	0.55%	JPMorgan Chase Bank, N.A.	2,940,000 GBP	126,496
Cross Country Healthcare, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	237,310 USD	25,091
Crown Castle International Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	116,308 USD	69
CryoLife, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	145,030 USD	2,112
CSG Systems International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	403,782 USD	25,048
CSRA, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	39,495 USD	358
CSS Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	133,306 USD	5,635
CSW Industrials, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	359,041 USD	12,080
CTS Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	65,534 USD	4,260
CU Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	184,562 USD	8,770
Culp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	199,370 USD	14,193
Curtiss Wright Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	492,463 USD	3,371
Cutera, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	597,724 USD	39,066
Cypress Semiconductor Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	276,845 USD	11,719
CyrusOne, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	122,305 USD	(2,736)
CYS Investments, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	21,011 USD	(335)
D. R. Horton, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	77,257 USD	4,839
Daktronics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	328,202 USD	17,712
Dana, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	41,028 USD	1,024
Danone	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	8,396,517 EUR	(125,488)
Danone	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	5,377,600 EUR	(80,369)
Danske Bank A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	10,525,742 DKK	10,958

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dassault Aviation SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	5,269,147 EUR	$340,539
DCT Industrial Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	516,451 USD	(12,953)
Dean Foods Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	168,082 USD	(922)
Dechra Pharamaceuticals PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	70,661 GBP	(185)
Del Frisco’s Restaurant Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	108,048 USD	2,663
Del Taco Restaurants, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	62,940 USD	1,642
Delek US Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	83,326 USD	3,225
Deltic Timber Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	154,404 USD	4,770
Deluxe Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	897,576 USD	32,372
Denny’s Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	71,976 USD	3,708
Dentsply Sirona, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	125,438 USD	2,317
DericheBourg	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	190,274 EUR	4,210
Deutsche Lufthansa REG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	407,919 EUR	22,539
Deutsche Post AG REG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	292,319 EUR	14,778
DHT Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	432,586 USD	11,116
Diamond Hill Investment Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	92,955 USD	4,726
Diamond Offshore Drilling, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	164,288 USD	15,280
Digi International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	111,144 USD	11,720
Digital Globe, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	3,061,372 USD	170,841
Digital Realty Trust, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	64,042 USD	5,063
Dime Community Bancshares	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	63,317 USD	7,956
Diodes, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	136,531 USD	5,308
Direct Line Insurance Group	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	1,753,302 GBP	(49,961)
Direct Line Insurance Group	05/10/18	M	0.55%	JPMorgan Chase Bank, N.A.	1,857,500 GBP	(52,930)
DMC Global, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	85,890 USD	10,238

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
DNB ASA	03/28/18	M	0.68%	Credit Suisse Securities (Europe) Limited	875,821 NOK	$6,533
Dolby Laboratories, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	235,025 USD	(3,105)
Dometic Group AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	739,256 SEK	3,824
Domino’s Pizza, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	90,357 USD	1,572
Domtar Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,248,238 USD	21,050
Donaldson Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	4,976 USD	123
Dorian LPG Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	238,094 USD	(22,698)
Douglas Dynamics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	272,700 USD	21,343
Douglas Emmett, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	283,117 USD	3,585
Dr. Pepper Snapple Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	97,966 USD	148
Dril Quip, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	236,142 USD	4,211
Drive Shack, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	186,024 USD	43,965
DS Smith PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	159,500 GBP	914
DSP Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	104,490 USD	5,841
DSV A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	616,156 DKK	4,491
DSW, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	284,683 USD	16,316
Ducommun, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	112,482 USD	10,975
Duerr AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	98,109 EUR	10,689
Dun & Bradstreet Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	335,420 USD	8,222
Dunkin Brands Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	226,018 USD	4,561
Dynavax Tecnhologies Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	96,548 USD	3,427
Dynex Capital, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	51,251 USD	787
E-Trade Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	38,819 USD	517
E.ON SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,938,693 EUR	184,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
E.ON SE	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	4,579,500 EUR	$246,426
Eagle Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	238,790 USD	8,892
Eagle Materials, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	150,575 USD	(235)
Easatern Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	67,596 USD	5,073
East West Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	177,488 USD	9,444
Easterly Government Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	108,569 USD	2,016
EastGroup Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	344,927 USD	(7,691)
Eaton Corp. PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	24,126 USD	(168)
Eaton Vance Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	36,669 USD	605
Ebix, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	102,334 USD	11,005
EchoStar Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	903,079 USD	(4,282)
Edge Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	129,263 USD	15,613
Education Realty Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	62,906 USD	(2,651)
El Paso Electric Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	140,963 USD	256
Electro Scientific Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	531,686 USD	46,954
Electrocomponents PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	348,766 GBP	4,943
Eli Lilly & Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	213,408 USD	7,798
Elis SA	07/03/18	M	0.37%	Merrill Lynch International	— EUR	54,114
Emcor Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	154,856 USD	(138)
EMCORE Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	356,930 USD	(18,229)
Emergent BioSolutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	96,084 USD	6,093
Emerson Electric Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	62,388 USD	(805)
Empire State Realty Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,830 USD	61
EMS Chemie Holding AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	204,545 CHF	(3,071)
Enanta Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	308,355 USD	14,424

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ENCE Energia y Celulosa, SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	166,628 EUR	$23,833
Encore Wire Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	32,863 USD	315
Endo International PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	182,593 USD	(1,307)
Enel SPA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	5,553,255 EUR	(12,857)
Energy XXI Gulf Coast, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	212,384 USD	4,580
Engie	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,441,142 EUR	(3,789)
Engie	08/08/18	M	0.07%	JPMorgan Chase Bank, N.A.	4,320,000 EUR	(10,637)
Ennis, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	241,020 USD	4,252
EnPro Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	43,416 USD	3,372
Ensign Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	389,753 USD	37,243
Entellus Medical, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	280,593 USD	17,628
Entercom Communications Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	143,050 USD	11,422
Entergis, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	49,531 USD	2,716
Enterprise Financial Service	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	5,833 USD	477
Envestnet, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	35,790 USD	1,644
Enzo Biochem, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	354,970 USD	(10,958)
EPAM Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	350,538 USD	22,285
Epizyme, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	21,986 USD	2,207
ePlus, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	514,183 USD	69,084
Equinix, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	94,116 USD	1,392
Equinti Group PLC	03/28/18	M	1.23%	Credit Suisse Securities (Europe) Limited	— GBP	7,124
Equinti Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	62,770 GBP	2,978
Equity Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	52,779 USD	3,580
Equity Commonwealth	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	153,504 USD	(1,747)
Equity LifeStyle Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	367,109 USD	(7,561)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Equity Residential	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	234,942 USD	$955
Era Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	130,666 USD	7,453
Erie Indemnity Company	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	64,494 USD	1,338
ESCO Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	67,605 USD	4,575
ESSA Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	18,574 USD	815
Essendant, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	513,199 USD	25,323
Essent Group Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	172,968 USD	6,285
Essex Property Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	345,498 USD	744
Essity Aktiebolag	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	7,730,959 SEK	—
Ethan Allen Interiors, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	367,635 USD	25,928
Eurazeo SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	236,942 EUR	9,930
Eurofins Scientific	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	114,376 EUR	8,879
Euronet Worldwide, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	540,457 USD	(12,667)
Europcar Groupe SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	84,387 EUR	(695)
Evercore Partners, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	104,827 USD	7,924
Everi Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	281,711 USD	8,803
EVERTEC, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	228,469 USD	(31,501)
Evolution Gaming Corp.	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	2,592,421 SEK	23,511
EvotecAG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,120,899 EUR	91,657
Evraz PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	68,090 GBP	4,786
Exa Corp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	125,003 USD	64,205
Exactech, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	214,028 USD	14,975
Exlservice Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	534,809 USD	18,940
Exor SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	78,683 EUR	787
Expeditors International of Washington, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	367,415 USD	8,984

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Exponent, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	254,383 USD	$3,675
Extreme Networks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	293,736 USD	16,796
F5 Networks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	451,542 USD	10,565
Factset Research Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	134,728 USD	8,820
Fair Isaac Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	562,428 USD	23,035
Farmer Bros. Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	95,415 USD	8,030
Farmers Capital Bank Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	29,644 USD	2,524
Farmers National Bank Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,058 USD	753
Faro Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	238,552 USD	11,833
Faurecia	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	90,380 EUR	6,115
FB Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	103,680 USD	6,236
FCB Financial Holdings	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	44,451 USD	1,193
Federal Agricultural Mortgage Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	88,107 USD	10,310
Federal Signal Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	279,005 USD	18,106
FEDEX Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	468,008 USD	71
Ferrari	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	581,519 EUR	13,873
Ferrexpo PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	547,432 GBP	(32,832)
Fevertree Drinks PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	865,480 GBP	(47,793)
Fidelity National Information Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	124,896 USD	900
Fidelity Southern Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	21,479 USD	1,664
Fiesta Restaurant Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	12,832 USD	601
Financial Institutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,586 USD	536
Fincantieri SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	266,077 EUR	(3,664)
FinecoBank SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	79,725 EUR	2,251

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Finish Line	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	494,201 USD	$83,672
First Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	266,777 USD	25,123
First Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	19,788 USD	1,974
First Busey Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	295,327 USD	14,666
First Citizens Bancshares	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	219,527 USD	2,564
First Community Bancshares	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	12,743 USD	1,171
First Connecticut Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	33,425 USD	2,848
First Defiance Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	211,125 USD	16,104
First Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	53,462 USD	5,039
First Financial Northwest	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	6,500 USD	398
First Industrial Realty Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	195,582 USD	(6,406)
First Merchants Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	281,170 USD	30,330
First Mid-Illinois Bancshares	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	60,255 USD	5,678
First Northwest Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	19,433 USD	1,719
First of Long Island Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	4,696 USD	420
First Republic Bank	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	318,785 USD	2,012
First Solar, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	102,221 USD	(7,066)
FirstCash, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	156,802 USD	4,926
FirstEnergy Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	161,982 USD	(4,040)
Fischer (Georg) REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	239,774 CHF	1,460
Fiserv, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	68,550 USD	(72)
Five9, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	74,390 USD	5,914
Flexsteel Industries	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	267,891 USD	19,831
FLIR Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	396,129 USD	(9,247)
Flowers Foods, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	592,044 USD	16,008

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FLSmidth & Co. A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	1,055,662 DKK	$4,508
Flughafen Zuerich AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	187,629 CHF	(1,754)
Fluidigm Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	45,822 USD	(1,410)
Flushing Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	53,532 USD	4,660
Fogo De Chao, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	55,205 USD	—
Fonar Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	189,149 USD	8,034
ForFarmers NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	151,410 EUR	2,307
Forrester Research, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	309,296 USD	16,423
Fortress Biotech, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	120,336 USD	(1,460)
Fortune Brands Home & Security, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	773,832 USD	32,390
Forward Air Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	659,251 USD	31,000
Foundation Medicine, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	310,238 USD	2,960
Four Corners Property Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	109,706 USD	(1,702)
Frank’s International NV	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	497,881 USD	8,528
Franklin Covey Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	109,947 USD	7,692
Franklin Electric Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	19,054 USD	1,891
Fraport AG Frankfurt Airport	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	417,626 EUR	(9,992)
Fred’s, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	183,115 USD	(19,803)
FreightCar America, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	264,190 USD	20,193
Fresh del Monte Produce, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	99,321 USD	(1,400)
Freshpet, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	81,546 USD	(260)
Frontier Communications Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	237,706 USD	(19,296)
FTD Cos., inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	129,816 USD	(3,928)
FTI Consulting, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	229,796 USD	2,776

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FutureFuel Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	210,936 USD	$10,998
G4S PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	94,718 GBP	1,523
Gaia, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	85,324 USD	4,088
GAMCO Investors, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	113,725 USD	3,857
Gamestop Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	601,002 USD	11,484
Gaming and Leisure Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	359,479 USD	(3,564)
Gannett Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	506,811 USD	36,258
Gap, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,305 USD	402
Garmin Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	562,586 USD	16,296
GasLog Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	558,691 USD	19,689
GATX Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	555,080 USD	20,198
Gencor Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	55,792 USD	5,754
Gener8 Maritime, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	175,996 USD	(11,255)
General Cable Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	227,117 USD	(4,140)
General Communication, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	1,482,937 USD	133,203
General Dynamics Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	11,493 USD	20
Genie Energy Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	35,978 USD	1,960
Genomic Health, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	519,418 USD	14,142
Genpact Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	496,645 USD	9,384
Gentex Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,992 USD	452
GEO Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	62,746 USD	684
Geospace Technologies Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	171,226 USD	8,934
German American Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	163,640 USD	18,486

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Getty Realty Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	86,646 USD	$671
Gilead Sciences, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	82,928 USD	(1,746)
Glacier Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	96,831 USD	12,673
Gladstone Commercial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	23,240 USD	567
Glatfelter	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	482,133 USD	33,642
Glaukos Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	119,192 USD	3,073
GlaxoSmithKline PLC	06/25/18	—	—	Morgan Stanley Capital Services LLC	11,102,093 GBP	(913,677)
Glencore PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	157,488 GBP	(1,531)
Global Net Lease, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	15,681 USD	233
Global Water Resources, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,004 USD	(15)
Globus Medical, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	744,641 USD	(8,180)
Glu Mobile, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	386,532 USD	8,403
GMS INC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	106,106 USD	342
GN Store Nord A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	1,281,987 DKK	1,521
GNC Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	287,650 USD	(32,572)
Gogo, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	40,840 USD	(4,454)
Golden Entertainment, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	164,338 USD	6,590
Gorman Rupp Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	74,893 USD	4,480
GP Strategies Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	151,845 USD	6,632
Graco, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	384,443 USD	8,149
Graham Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	105,564 USD	4,939
Graham Holdings Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	666,257 USD	24,161
Gramercy Property Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	5,328 USD	56
Graphic Packaging Holding Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	97,565 USD	7,130

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Great Ajax Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	57,782 USD	$706
Great Southern Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	142,326 USD	14,050
Green Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	103,332 USD	10,069
Green Brick Partners, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	21,244 USD	2,387
Green Dot Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	248,834 USD	5,412
Green Plains, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	135,211 USD	(1,657)
Greenbrier Companies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	257,737 USD	32,896
Greif, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	289,603 USD	6,434
Griffon Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	26,506 USD	1,843
GSI Technology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	57,578 USD	1,658
Guaranty Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	46,196 USD	3,678
Guess?, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	364,330 USD	31,754
Guidewire Software, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	217,681 USD	872
Gulf Island Fabrication, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	134,671 USD	4,813
H&E Equipment Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	116,290 USD	10,263
H&R Block, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	583,590 USD	12,262
H.B. Fuller Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	217,473 USD	9,135
Habit Restaurants, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	87,660 USD	(995)
Hackett Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	151,158 USD	5,253
Haemonetics Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	713,463 USD	40,398
Hallador Energy Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	92,857 USD	333
Halliburton Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	310,626 USD	15,404
Haloyme Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	84,971 USD	5,856
Halyard Health, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	755,979 USD	(5,735)
Hamburger Hafen und Logistik AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	169,390 EUR	5,005

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hancock Holding Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	48,157 USD	$5,234
Handy & Harman Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	24,857 USD	(705)
Hannon Armstrong Sustainable Infrastructure	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	9,562 USD	(9)
Hapag-Lloyd AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	165,051 EUR	(2,105)
HarborOne Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	27,065 USD	1,376
Hardinge, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	101,532 USD	7,847
Harris Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,293,102 USD	32,126
Hastings Group Holdings PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	192,595 GBP	5,723
Haverty Furniture Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	344,485 USD	7,938
Hawaiian Electric Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	156,899 USD	(1,629)
Hawaiian Telcom Holdco, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	141,797 USD	1,816
Hawkins, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	199,214 USD	8,661
Haynes International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	268,323 USD	26,426
HAYS PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	97,503 GBP	2,747
HCA Healthcare, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	215,900 USD	2,097
HealthCare Realty Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	48,773 USD	(392)
Healthcare Services Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	311,459 USD	9,069
HealthEquity, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	38,584 USD	4,611
HealthSouth Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,187,624 USD	30,640
Heartland Express, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	246,134 USD	26,461
Heartland Financial USA, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	101,500 USD	11,230
HEICO Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	144,399 USD	(74)
Heiderlbergcement AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	504,796 EUR	32,250
Heidrick & Struggles International	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	302,321 USD	29,628
Helen of Troy Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	142,224 USD	3,417

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Helix Energy Solutions Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,926 USD	$61
HELLA KGaA Hueck & Co.	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	91,629 EUR	(4,903)
Helmerich & Payne	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	543,888 USD	19,473
Hemisphere Media Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	224,326 USD	(9,501)
Henry Schein, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	112,582 USD	2,040
Heritage Commerce Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	5,598 USD	251
Heritage Crystal Clean, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	383,696 USD	24,443
Heritage Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,878 USD	1,288
Herman Miller, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	459,161 USD	17,016
Heska Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	78,922 USD	(4,662)
Hewlett Packard Enterprise	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	6,787 USD	597
Hexagon AB	03/28/18	M	0.51%	Credit Suisse Securities (Europe) Limited	7,084,863 SEK	10,467
Hexel Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	480,795 USD	8,021
Hiedelberger Druckmaschinen	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	88,451 EUR	7,572
Highwoods Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	376,480 USD	(182)
Hill-Rom Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	516,480 USD	(2,772)
Hillenbrand, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	276,019 USD	15,394
Hilltop Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	21,925 USD	1,709
HMS Holdings Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	259,262 USD	12,025
HNI Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	418,862 USD	37,432
HollyFrontier Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	491,731 USD	47,819
Home Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	60,116 USD	(272)
Home Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	219,849 USD	25,516
HomeTrust Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	268 USD	14
Honeywell International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	332,171 USD	2,760

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hooker Furniture Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	326,511 USD	$30,420
Horizon Bancorp Indiana	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	94,204 USD	10,020
Hortonworks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	385,673 USD	6,008
Houlihan Lokey, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	150,790 USD	11,443
HP, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	151,495 USD	3,155
HSN, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	2,892,461 USD	(83,751)
HSN, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	180,425 USD	3,266
Hubbell, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	542,698 USD	9,094
HubSpot, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	94,253 USD	10,221
Hugo Boss AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	91,402 EUR	847
Hurco Companies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	284,507 USD	21,003
Huron Consulting Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	136,517 USD	4,455
Huttig Building Products, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	102,819 USD	6,336
HVB Real Estate	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	79,778 EUR	1,667
Hyster Yale Materials	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	223,223 USD	11,601
IAC/InteractiveCorp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	126,750 USD	3,058
IBERIABANK Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,983 USD	(14)
IBEX 35 Index	10/24/17	—	—	Merrill Lynch International	1,028,766 EUR	5,123
Ibstock PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	71,346 GBP	(1,038)
ICF International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	119,357 USD	5,484
Ichor Holdings Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	109,988 USD	9,861
Iconix Brand Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	116,292 USD	1,286
ICU Medical, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	393,316 USD	8,492
IDEX Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	176,067 USD	(2,122)
Idexx Laboratories, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	332,697 USD	(5,701)
IDT Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	304,125 USD	(1,166)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ignyta, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	78,230 USD	$4,700
ILG, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	283,920 USD	15,456
Immersion Corporation	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	36,663 USD	1,695
Immune Design Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	163,728 USD	17,511
Immunogen, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	364,396 USD	46,096
Immunomedics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	12,622 USD	3,007
Imperial Brands PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	6,236,131 GBP	(357,852)
Independen Bank Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	68,305 USD	4,658
Independence Contract Drilling, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	89,863 USD	9,472
Independent Bank Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	157,018 USD	7,809
Industria Macchine Automatic	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	96,320 EUR	213
Industrivarden AB	03/28/18	M	0.51%	Credit Suisse Securities (Europe) Limited	945,086 SEK	3,416
Inficon Holding AG	03/28/18	M	0.78%	Credit Suisse Securities (Europe) Limited	100,351 CHF	4,281
Information Services Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,158 USD	857
Infrareit, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	35,533 USD	(501)
Ingles Markets, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	423,605 USD	20,748
Ingredion, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	96,984 USD	(472)
Inmobiliaria Colonial SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	171,917 EUR	(4,959)
InnerWorkings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	31,810 USD	579
Innophos Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	465,226 USD	23,132
Innospec, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	26,448 USD	2,158
Innoviva, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	411,230 USD	7,103
Inogen, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	625,053 USD	(33,626)
Inovio Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	27,396 USD	1,698

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Insight Enterprises, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	24,320 USD	$2,727
Insperity, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	39,330 USD	2,206
Instructure, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	246,183 USD	7,547
Integer Holdings Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	466,528 USD	37,964
Integra LifeSciences Holding	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	624,776 USD	(7,305)
Inter Parfums, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	253,780 USD	4,693
Intercontinental Exchange	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	240,743 USD	7,333
Intercontinental Hotels Group	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	7,748,393 GBP	792,583
Interface, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	26,008 USD	1,148
Intermediate Capital Group	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	59,148 GBP	8,225
Internap Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	258,326 USD	8,590
International Consolidated Airlines Group SA	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	141,345 GBP	640
International Game Technology PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	195,912 USD	20,349
International Seaways, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	377,176 USD	29,077
International Speedway Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	265,398 USD	3,738
Intersect ENT, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	233,098 USD	6,539
Intesa Sanpaolo	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	78,034 EUR	2,469
Intevac, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	128,163 USD	590
INTL FCStone, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	19,385 USD	1,346
Intrepid Potash, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	263,443 USD	33,356
Invacare Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	621,176 USD	5,328
Invesco Mortgage Capital, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	69,975 USD	994
Investment Technology Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,392 USD	1,737
Investor AB	03/28/18	M	0.51%	Credit Suisse Securities (Europe) Limited	824,112 SEK	6,051

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Investors Real Estate Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	3,927 USD	$161
IPG Photonics Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	119,503 USD	2,637
Ipsen	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	205,109 EUR	3,721
Iren SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	196,164 EUR	(2,025)
Iron Mountain, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	32,764 USD	(982)
Iteris, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	86,450 USD	7,521
Itron, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	342,378 USD	21,869
ITT, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	36,916 USD	1,820
IXYS Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	121,256 USD	3,690
J & J Snack Foods Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	263,259 USD	6,825
J. Alexander’s Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	13,078 USD	2,246
J. Jill, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	237,568 USD	3,069
J2 Global, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	364,452 USD	(1,331)
Jabil, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	108,564 USD	(7,669)
Jack Henry & Associates, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	473,079 USD	5,100
Jack in the Box, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	369,834 USD	20,622
Jeld Wen Holding, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	70,190 USD	5,113
Jimmy Choo PLC	07/30/18	M	0.60%	Deutsche Bank AG	542,260 GBP	3,060
Jimmy Choo PLC	02/14/19	M	0.25%	Credit Suisse Securities (Europe) Limited	31,748 GBP	149
John B. Sanfilippo & Son, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	758,515 USD	38,234
John Wiley & Sons, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	754,817 USD	(7,636)
Johnson & Johnson	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	162,157 USD	(945)
Johnson Outdoors, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	592,079 USD	67,880
Juniper Networks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	341,751 USD	892
Jupiter Fund Management	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	77,304 GBP	2,993
Just Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	65,814 GBP	(1,476)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
K12, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	65,069 USD	$404
K2M Group Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	430,762 USD	11,021
Kadant, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	351,992 USD	25,060
Kaiser Aluminum Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	13,898 USD	129
Kaman Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	665,868 USD	52,579
Kapstone Paper and Packaging	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	185,602 USD	(11,061)
KAR Auction Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	782,111 USD	26,509
KAZ Minerals PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	316,209 GBP	27,723
KB Home	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	349,593 USD	48,339
Kearny Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	139,682 USD	5,682
Kelly Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	562,204 USD	56,240
Kemet Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	44,275 USD	2,084
Kennametal, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	104,973 USD	7,213
Kennedy Wilson Europe Real Estate	07/30/18	M	0.60%	Deutsche Bank AG	101,149 GBP	(2,082)
Kering	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	556,555 EUR	13,443
Keryx Biopharmaceuticals	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	272,573 USD	(3,412)
Key Energy Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	321,654 USD	29,537
Keywords Studios	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	159,996 GBP	7,200
Kforce, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	245,972 USD	24,991
Kilroy Realty Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	159,438 USD	4,067
Kimball Electronics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	200,344 USD	5,418
Kimball International	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	271,280 USD	30,706
Kinder Morgan, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	19,186 USD	(178)
Kindred Biosciences, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	43,645 USD	2,654
Kindred Healthcare, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	811,007 USD	(13,108)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kinsale Capital Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	161,017 USD	$8,771
Kion Group AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	289,778 EUR	9,968
Kirby Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	214,128 USD	935
Kirkland’s, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	131,363 USD	5,888
Kite Pharma, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	4,275,159 USD	27,874
KLX, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	113,851 USD	6,458
KMG Chemicals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	338,571 USD	41,637
Knoll, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	297,136 USD	24,324
Knowles Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	227,592 USD	1,046
Konecranes Oyj	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	88,800 EUR	1,588
Koninklijke Kpn Nv	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	7,826,489 EUR	(94,550)
Koninklijke Kpn Nv	03/13/18	M	0.07%	JPMorgan Chase Bank, N.A.	5,870,000 EUR	(70,914)
Koninklijke Philips Nv	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,284,146 EUR	16,249
Kopin Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	190,025 USD	6,115
Korn/Ferry International	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	511,222 USD	34,135
Kronos Worldwide, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	318,289 USD	15,805
KVH Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	65,553 USD	2,120
L.B. Foster Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	235,095 USD	33,332
La-Z-Boy, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	208,090 USD	11,736
Laboratory Corporation of America Holdings	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	44,003 USD	533
Ladder Capital Corp. REIT	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	40,599 USD	659
Lakeland Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	50,493 USD	5,036
Lakeland Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	265,827 USD	20,208
Lamar Advertising Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	88,942 USD	4,876
Landauer, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,044,456 USD	(4,873)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Landec Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	65,585 USD	$(252)
Landstar System, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	92,746 USD	29
Lannett Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	77,829 USD	5,823
Lantheus Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	279,373 USD	10,588
Lattice Semiconductor Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	68,119 USD	(3,119)
Lawson Products, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	63,375 USD	4,287
Layne Christensen Company	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	220,978 USD	4,546
Leaf Group Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	26,508 USD	1,293
LegacyTexas Financial Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	74,360 USD	4,003
Leggett & Platt, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	474,769 USD	18,568
Legrand SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,008,364 EUR	156,234
Leidos Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	144,351 USD	4,113
Lemaitre Vascular, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	553,755 USD	(14,645)
Lennar Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	66,384 USD	2,256
Lennox International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	503,172 USD	32,485
Letras del Banco Central de Argentina	06/21/18	3M	1.25%	J.P. Morgan Securities LLC	38,925,596 ARS	(9,634)
Level Communications, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	7,965,539 USD	(805,335)
Lexicon Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	58,213 USD	(376)
LHC Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	740,829 USD	52,553
Liberty Global PLC	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	2,206 USD	66
Liberty Property Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	114,142 USD	(2,705)
Liberty Tax, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	173,719 USD	1,256

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lifepoint Health, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	856,428 USD	$15,373
Lifetime Brands, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	58,447 USD	1,962
Ligand Pharmaceuticals	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	433,069 USD	3,291
Limelight Networks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	183,740 USD	16,626
Limoneira Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	121,187 USD	2,518
Lindsay Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	85,151 USD	2,705
Liquidity Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	149,549 USD	1,662
Littelfuse, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	279,292 USD	15,899
Livanova PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	746,680 USD	15,433
Live Oak Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	163,357 USD	14,816
Liveperson, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	278,356 USD	(1,245)
Lloyds Banking Group PLC	02/21/18	M	0.55%	JPMorgan Chase Bank, N.A.	6,532,000 GBP	322,940
Lloyds Banking Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	5,590,536 GBP	271,407
Lockheed Martin Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	149,733 USD	447
Logitech International REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	151,336 CHF	(1,273)
London Stock Exchange Group	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	288,566 GBP	1,419
Lonza Group AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	351,025 CHF	1,577
Louisiana Pacific Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	65,056 USD	(64)
LPL Financial Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	119,506 USD	11,327
LSB Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	50,876 USD	(1,894)
LSI Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	167,413 USD	1,307
LTC Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	106,982 USD	(1,277)
Luminex Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	600,608 USD	17,018
Lumos Networks Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	225,859 USD	(67)
M&T Bank Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	113,957 USD	59

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
M/I Homes, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	516,367 USD	$35,154
Macatawa Bank Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	6,777 USD	436
Macquarie Infrastructure Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	628,978 USD	(9,312)
Madison Square Garden Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	97,200 USD	(212)
Magellan Health, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	571,480 USD	15,187
MainSource Financial Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	140,636 USD	8,792
MainSource Financial Group	08/06/18	M	1.50%	Deutsche Bank AG	1,109,746 USD	23,430
Maire Tecnimont SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	406,932 EUR	(12,214)
Malibu Boats, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	66,398 USD	8,652
MallInckrodt PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	12,531 USD	735
Man Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	159,179 GBP	5,740
ManpowerGroup, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	350,963 USD	5,561
Mantech International Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	437,337 USD	45,135
Marathon Petroleum Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	66,223 USD	456
Marcus Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	62,711 USD	2,716
Marine Products Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	83,513 USD	4,859
Marlin Business Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	82,132 USD	4,521
Marriott Vacations World	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	49,200 USD	3,476
Marten Transport Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	66,687 USD	7,190
Masco Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	580,140 USD	25,100
Masimo Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	409,912 USD	5,143
Masonite International Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	28,210 USD	1,546
Materion Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	209,104 USD	28,652
Matson, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	31,953 USD	2,680

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Matthews International Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	460,514 USD	$15,574
Maxim Integrated Products	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	94,800 USD	1,431
Maximus, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	85,756 USD	481
Maxwell Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	293,174 USD	(17,365)
MB Financial, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	61,725 USD	4,994
MCBC Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	266,996 USD	28,249
Mcdermott International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,822 USD	1,691
McGrath RentCorp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	530,935 USD	33,484
MDC Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	828,134 USD	39,510
MediciNova, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	33,403 USD	(292)
Medidata Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	363,427 USD	9,700
Medifast, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	896,707 USD	39,439
MEDNAX, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	377,513 USD	1,382
Medpace Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	73,144 USD	1,980
Medtronic PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	260,312 USD	(5,148)
Mercantile Bank Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	61,705 USD	7,362
Merck & Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	225,341 USD	(7,255)
Meredith Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	564,300 USD	17,395
Meridian Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	105,007 USD	4,095
Meridian Bioscience, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	539,090 USD	7,027
Merit Medical Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	709,213 USD	15,099
Meritage Homes Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	145,589 USD	13,274
Meritor, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	38,589 USD	5,862
Mesa Laboratories, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	247,984 USD	4,217
Mettler Toledo International	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	192,587 USD	270

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MFA Financial, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	39,441 USD	$181
MGIC Investment Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	29,823 USD	2,116
MGP Ingredients, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	48,546 USD	868
Microsoft Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	93,742 USD	(1,076)
Mid-America Apartment Communities	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	303,130 USD	409
Middlesex Water Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	234,888 USD	1,007
Midland States Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	35,879 USD	1,821
Midstates Petroleum Co, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	348,755 USD	(7,590)
Midwestone Financial Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	20,458 USD	(168)
Miller Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	189,706 USD	14,021
MiMedx Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	301,542 USD	(34,111)
Mindbody, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	98,005 USD	7,308
Mitek Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	204,286 USD	(5,308)
Mobile Mini, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	343,222 USD	26,633
Model N, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	99,093 USD	11,462
Moelis & Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	174,811 USD	11,467
Molina Healthcare, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	40,035 USD	2,046
Momenta Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,461 USD	75
Monarch Casino & Resort, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	130,633 USD	15,944
Moncler SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	244,631 EUR	(6,368)
Moneygram International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	174,244 USD	2,080
Monmouth Real Estate Investment Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	44,618 USD	277
Monolithic Power Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	90,510 USD	697
Monotype Imaging Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	369,973 USD	(1,278)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Monsanto Co.	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	5,507,243 USD	$72,176
Monsanto Co.	08/06/18	M	1.50%	Deutsche Bank AG	7,963,029 USD	132,849
Moody’s Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	399,485 USD	5,755
MOOG, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	40,300 USD	81
Morningstar, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	310,221 USD	8,746
Mosaic Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	150,632 USD	6,781
Motorola Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,245,390 USD	(4,930)
Movado Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	345,383 USD	8,313
MSA Safety, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	156,042 USD	4,966
MSC Industrial Direct Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	26,725 USD	707
MSCI, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	170,703 USD	2,309
MTGE Investment Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	23,899 USD	312
MTS Systems Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	185,595 USD	10,406
MuleSoft, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	339,864 USD	(8,521)
Multi Color Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	387,754 USD	2,492
Murphy Oil Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	358,272 USD	15,773
Myers Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	300,457 USD	30,302
Myriad Genetics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	34,894 USD	164
N Brown Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	136,651 GBP	(2,812)
Nabors Industries Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	318,097 USD	26,936
Nacco Industries	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	157,184 USD	18,534
Nanometrics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	107,677 USD	8,906
Nanostring Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	10,255 USD	201
NantKwest, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	43,022 USD	(387)
Napco Security Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	64,296 USD	4,040

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nasdaq, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	468,895 USD	$7,540
Natera, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	198,204 USD	(729)
Nathan’s Famous, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	112,757 USD	5,267
National Bank Holdings Corp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	293,139 USD	30,356
National CineMedia, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	81,114 USD	1,299
National Commerce Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	167,066 USD	9,613
National Health Investors, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	271,963 USD	(5,080)
National Healthcare Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	535,971 USD	(3,313)
National Instruments Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,178,057 USD	42,849
National Oilwell Varco, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	240,516 USD	8,380
National Presto Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	429,347 USD	27,430
National Research Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	248,539 USD	16,228
National Western Life Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	89,780 USD	3,752
Nationstar Mortgage Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	52,787 USD	3,647
Natural Gas Services Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	137,249 USD	19,889
Natural Grocers by Vitamin C	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	133,992 USD	(240)
Natural Health Trends Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	209,204 USD	18,420
Natures Sunshine Products, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	29,029 USD	(1,147)
Natus Medical, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	90,494 USD	6,743
Nautilus, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	15,095 USD	(3)
Navigant Consulting, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	99,183 USD	5,924
NBT Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	139,823 USD	10,215
Neenah Paper, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	907,494 USD	44,335
Neff Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	10,671 USD	(21)
Nelnet, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	106,025 USD	3,307

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Neogen Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	658,669 USD	$39,090
Neogenomics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	340,452 USD	12,313
Neophotonics Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	61,129 USD	(2,649)
Neopost SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	88,519 EUR	32
Neos Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	38,796 USD	(211)
NetApp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	214,328 USD	11,080
Netgear, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	142,897 USD	1,569
NetScout Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	566,998 USD	(6,825)
New Home Co, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	119,809 USD	12,415
New Media Investment Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	702,864 USD	40,407
New Relic, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	64,573 USD	1,711
New Senior Investment Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	9,151 USD	(148)
New York Times Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	135,683 USD	2,614
Newmarket Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	232,837 USD	1,325
Newpark Resources, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	66,966 USD	3,524
News Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	176,711 USD	2,193
NEX Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	206,769 GBP	10,423
Nexeo Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	66,770 USD	477
Nexpoint Residential Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	91,493 USD	983
Nicolet Bankshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	214,952 USD	2,512
NMC Health PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	537,978 GBP	(8,801)
NMI Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	69,201 USD	6,402
NN, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	97,995 USD	4,230
Noble Corp. PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	438,067 USD	70,799

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nokia Oyj	01/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	13,000,000 EUR	$(354,570)
Nokia Oyj	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,847,107 EUR	(132,203)
Nordea Bank AB	10/10/18	M	0.21%	JPMorgan Chase Bank, N.A.	51,200,000 SEK	491,105
Nordea Bank AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	43,775,345 SEK	414,716
Nordic American Tankers Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	692,726 USD	9,393
Norsk Hydro ASA	03/28/18	M	0.68%	Credit Suisse Securities (Europe) Limited	932,075 NOK	814
Northfield Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	121,440 USD	10,246
Northrim Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	4,011 USD	533
Northrop Grumman Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	259,085 USD	1,590
Northstar Realty Europe Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	3,190 USD	63
Northwest Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	87,869 USD	5,631
Northwest Natural Gas Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	6,991 USD	(100)
Northwest Pipe Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	142,681 USD	12,446
Norwood Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	3,023 USD	181
Novanta, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	330,626 USD	6,969
Novelion Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	154,070 USD	(858)
NRG Yield, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	183,961 USD	2,457
NU Skin Enterprises, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	403,392 USD	(2,173)
NuVasive, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	469,176 USD	(18,563)
NV5 Global, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	48,544 USD	(179)
NVE Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	203,416 USD	13,672
NXP SemiConductors NV	08/06/18	M	1.50%	Deutsche Bank AG	7,994,782 USD	284,876
NXStage Medical, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	4,217,020 USD	(247,754)
NxStage Medical, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	116,435 USD	(184)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
OC OERLIKON CORP AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	360,340 CHF	$11,588
Oceaneering International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	575,224 USD	9,599
OceanFirst Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	206,295 USD	22,284
Office Depot, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	185,302 USD	2,482
Oil-Dri Corp. of America	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	41,568 USD	5,014
Okta, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	5,438 USD	(78)
Old Dominion Freight Line	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	298,482 USD	(194)
Old Line Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	46,159 USD	1,105
Olin Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	162,516 USD	9,865
Olympic Steel, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	188,052 USD	25,876
OM Asset Management PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	14,444 USD	1,252
Omega Flex, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	100,665 USD	8,675
Omega Protein Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	87,834 USD	694
Omnicell Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	736,700 USD	26,548
OmniCom Group	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	374,184 USD	5,277
OMV AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	387,180 EUR	21,430
On Assignment, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	157,276 USD	6,985
One Gas Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	69,838 USD	(395)
One Liberty Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	64,096 USD	799
Oneok, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	155,018 USD	463
Ooma, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	31,037 USD	2,038
Oppenheimer Holdings	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	2,673 USD	190
Orange	02/21/18	M	0.07%	JPMorgan Chase Bank, N.A.	6,947,500 EUR	(20,683)
Orange	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	8,995,839 EUR	(55,867)
Orasure Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	232,812 USD	5,508

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Orbital ATK, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	7,987,032 USD	$44,913
Orion Group Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	107,465 USD	9,835
Orion Oyj	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	156,357 EUR	(3,555)
Oritani Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	168,080 USD	8,404
Orpea	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	77,621 EUR	(3,395)
Orthofix International NV	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	887,846 USD	(22,462)
OSI Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	229,804 USD	19,362
Otter Tail Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	174,666 USD	1,422
Overstock.Com, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	128,179 USD	21,391
Owens & Minor, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,085,082 USD	20,284
Owens Corning	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	306,575 USD	9,400
Oxford Immunotec Global PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	362,816 USD	24,525
Oxford Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	322,230 USD	18,535
Pacific Premier Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	6,150 USD	570
Packaging Corporation of America	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	218,832 USD	895
Pagegroup PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	84,402 GBP	1,823
Par Pacific Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	21,378 USD	(266)
Paragon Commercial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	9,410 USD	752
Park City Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	50,812 USD	4,058
Park Electrochemical Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	179,325 USD	1,568
Park Ohio Holdings Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	169,747 USD	21,089
Park Sterling Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	34,004 USD	2,784
Partners Holdings Group AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	436,204 CHF	2,759
Pattern Energy Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	265,078 USD	(22,174)
Patterson Cos, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	699,443 USD	2,480

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Paychex, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	149,862 USD	$218
PayCom Software Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	21,429 USD	160
PBF Energy, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	379,050 USD	29,936
PC Connection, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	261,211 USD	19,703
PCM, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	146,479 USD	9,537
PDL Biopharma, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	597,525 USD	18,811
Peab AB	03/28/18	M	0.51%	Credit Suisse Securities (Europe) Limited	801,166 SEK	3,689
Peapack Gladstone Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	183,250 USD	9,844
Pegasystems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	337,813 USD	6,703
PennyMac Mortgage Investment Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	11,889 USD	301
Penske Automotive Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	160,895 USD	10,167
Penumbra, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	127,727 USD	1,943
People’s Utah Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	32,338 USD	2,935
Peoples Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	198,343 USD	8,269
PepsiCo, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	477,219 USD	(1,079)
Perficient, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	215,212 USD	14,711
Perkinelmer, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	372,229 USD	(480)
Perry Ellis International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	400,061 USD	22,341
Persimmon PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	258,933 GBP	20,192
PetMed Express, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	626,292 USD	(39,305)
Pfeiffer Vacuum Technology	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	300,394 EUR	1,604
Pfizer, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	174,466 USD	1,678
Pharmerica Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	249,488 USD	1,788
PHI, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	84,346 USD	(2,179)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Phibro Animal Health Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	761,654 USD	$26,955
Philip Morris International	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	12,560,436 USD	(518,515)
Philip Morris International	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	149,356 USD	(5,931)
Phillips 66	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	113,936 USD	(65)
Photronics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	88,880 USD	9,443
Piaggio & C. S.P.A.	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	148,082 EUR	13,979
PICO Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	204,637 USD	1,842
Piedmont Office Realty Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	12,623 USD	(124)
Pier 1 Imports, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	593,120 USD	(97,187)
Pinnacle Entertainment, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	162,066 USD	15,681
Piper Jaffray Cos.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	36,972 USD	2,852
Pitney Bowes, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	202,529 USD	13,519
Pixelworks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	237,492 USD	(2,849)
PJT Partners, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	193,157 USD	4,753
Planet Payment, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	236,241 USD	(3,556)
Plantronics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	326,062 USD	6,162
Platform Specialty Products	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	136,989 USD	(368)
Playtech Ltd.	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	2,280,977 GBP	(44,273)
Playtech Ltd.	04/18/18	M	0.55%	JPMorgan Chase Bank, N.A.	13,980,000 GBP	(271,350)
Plexus Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	567,946 USD	36,541
PNM Resources, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	47,574 USD	(2,277)
PolyOne Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	134,878 USD	9,911
Potbelly Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	112,601 USD	8,287
Powell Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	228,496 USD	8,095
PRA Health Sciences, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	598,153 USD	14,787

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Preferred Apartment Communities	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	23,267 USD	$(253)
Preferred Bank/Los Angeles	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	161,926 USD	25,461
Preformed Line Products Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	78,507 USD	(641)
Premier Financial Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	16,353 USD	2,081
Premier, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	505,700 USD	(377)
Prestige Brands Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	595,543 USD	(12,295)
PriceSmart, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	86,532 USD	130
Primoris Services Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	114,986 USD	2,017
Procter & Gamble Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	302,943 USD	203
Progress Software Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	486,887 USD	9,934
Prologis, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	141,573 USD	387
PROS Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	324,809 USD	391
Providence Service Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	588,057 USD	20,181
Provident Financial Holdings	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	18,388 USD	(121)
Provident Financial Services	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	334,307 USD	23,764
Prudential Financial, Inc.	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	548,845 USD	18,904
Prudential PLC	03/13/18	M	0.55%	JPMorgan Chase Bank, N.A.	10,446,000 GBP	365,820
Prudential PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	5,124,153 GBP	179,415
PS Business Parks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	419,040 USD	(4,656)
PTC Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	215,228 USD	11,305
Publicis Groupe	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	11,101,196 EUR	383,953
PulteGroup, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	260,182 USD	10,003
PurpleBricks Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	112,903 GBP	(873)
QAD, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	280,389 USD	9,388

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
QCR Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	128,011 USD	$7,442
Qiagen N.V.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	313,747 USD	(4,386)
Qiagen NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	77,896 EUR	(413)
QTS Realty Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	69,426 USD	475
Quad Graphics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	257,908 USD	33,625
Quaker Chemical Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	141,575 USD	4,747
Quality Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	812,967 USD	(670)
Qualys, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	24,883 USD	(278)
Quanex Building Products	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	136,509 USD	12,666
Quantum Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	248,201 USD	9,255
Quest Diagnostics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	311,633 USD	(3,745)
Quidel Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	215,021 USD	46,779
QuinStreet, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	179,920 USD	25,850
Quotient Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	161,944 USD	16,241
R1 RCM, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	134,824 USD	15,075
Radian Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	11,210 USD	901
Radnet, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	120,543 USD	4,324
Raiffeisen Bank Interntional	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	220,870 EUR	7,190
Ralph Lauren Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	42,637 USD	(346)
Rambus, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	26,720 USD	(60)
Raven Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	97,625 USD	3,755
Raymond James Financial, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	112,040 USD	1,890
Rayonier Advanced Materials	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	185,272 USD	1,500
Rayonier, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	40,288 USD	707
Raytheon Company	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	243,443 USD	790

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RBC Bearings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	88,584 USD	$2,900
RCI Hospitality Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	307,344 USD	6,733
Reading International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	147,380 USD	(2,599)
RealPage, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	211,359 USD	2,665
Reata Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	73,145 USD	(185)
Letras del Banco Central de Argentina	05/16/18	3M	1.25%	J.P. Morgan Securities LLC	45,143,130 ARS	3,383
Recordati SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	70,651 EUR	4,537
Red Lion Hotels Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	8,553 USD	1,378
Redwood Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	72,387 USD	2,009
Refresco Group NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,638,160 EUR	190,267
Regal Beloit Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	255,719 USD	3,875
Regal Entertainment Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	456,533 USD	(1,237)
Regional Management Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	27,181 USD	878
Regis Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	116,156 USD	8,992
Reis, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	78,470 USD	1,180
Renasant Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	278,837 USD	12,926
Renault SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,140,593 EUR	48,043
Renault SA	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	8,025,000 EUR	338,023
Renewable Energy Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	591,180 USD	(33,568)
Renishaw PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	417,030 GBP	(2,337)
Rent-A-Center, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	895,974 USD	(46,419)
Rentokil Initial PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	185,784 GBP	4,554

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Republic Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	53,135 USD	$3,450
Republic First Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	9,999 USD	278
Republic Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	2,225,362 USD	(11,493)
ResMed, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	308,688 USD	(6,466)
Resources Connection, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	346,704 USD	36,589
Retrophin, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	218,397 USD	10,243
Revance Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	73,456 USD	8,809
REX American Resources Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	374,254 USD	7,259
Rexford Industrial Realty, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	225,720 USD	(9,009)
RGC Resources, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	51,901 USD	3,182
Rheinmetall AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	190,095 EUR	9,529
Rice Energy, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	5,915,794 USD	707,501
Rigel Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	3,994 USD	113
RingCentral, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	254,741 USD	3,316
Rio Tinto PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	68,774 GBP	547
Roadrunner Transportation Systems	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	106,457 USD	27,563
Robert Half International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	274,736 USD	12,755
Roche Holdings AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	6,213,030 CHF	105,528
Rockwell Collins, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	7,941,326 USD	(23,699)
Rockwell Medical, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	123,154 USD	40,795
Rockwool International	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	642,906 DKK	1,577
Rogers Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	229,609 USD	12,295
Rollins, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	731,246 USD	23,235
Roper Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	265,174 USD	(112)
Rosetta Stone, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	121,478 USD	10,078

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rowan Companies PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	118,841 USD	$17,023
Royal Dutch Shell PLC	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	7,381,944 EUR	57,525
RPM International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	25,569 USD	101
RPX Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	264,748 USD	9,590
RR Donnelley & Sons Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	441,924 USD	24,388
RSA Insurance Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	936,192 GBP	5,054
RSA Insurance Group PLC	02/21/18	M	0.55%	JPMorgan Chase Bank, N.A.	3,102,500 GBP	16,750
Rubicon Project, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	162,511 USD	(882)
RUBIS	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	282,799 EUR	14,417
Rudolph Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	150,774 USD	19,413
Rush Enterprises, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	56,187 USD	6,931
Ruth’s Hospitality Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	15,038 USD	255
RWE AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	176,830 EUR	(9,844)
Ryanair Holdings PLC	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	155,751 EUR	(9,344)
Ryder System, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	196,816 USD	(68)
Ryman Hospitality Properties	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	82,594 USD	1,517
S&P Global, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	318,782 USD	90
S&T Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	176,022 USD	10,004
S.O.I.T.E.C.	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	182,407 EUR	22,481
Saab Group	03/28/18	M	0.51%	Credit Suisse Securities (Europe) Limited	1,161,126 SEK	13,972
Sabre Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	61,944 USD	121
Safran SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	5,960,795 EUR	119,352
Safran SA	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	8,500,000 EUR	170,194
SAIA, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	312,108 USD	15,489
Salem Media Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	36,230 USD	1,100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sanderson Farms, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	93,317 USD	$41
Sangamo Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	160,079 USD	9,616
Sanmina Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	102,051 USD	—
Sanofi	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,333,892 EUR	127,842
Sanofi	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	4,068,500 EUR	156,011
Santander Consumer USA Holdings	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	11,633 USD	801
SAP SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	7,482,437 EUR	65,358
SAP SE	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	9,201,000 EUR	80,369
Saul Centers, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	137,560 USD	623
SBA Communications Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	238,085 USD	749
Scansource, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	355,339 USD	29,043
Scapa Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	85,837 GBP	3,210
Schlumberger Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	250,824 USD	2,753
Schneider Electric SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,904,045 EUR	67,040
Schneider Electric SE	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	10,669,659 EUR	375,669
Schneider National, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	140,697 USD	11,229
Schnitzer Steel Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	592,845 USD	27,328
Scholastic Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	804,962 USD	(33,136)
Schroders PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	156,075 GBP	6,293
Schulman (A.), Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	150,668 USD	(442)
Schweitzer Mauduit International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	911,313 USD	42,184
Sciclone Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	588,882 USD	4,662

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Science Applications International Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	86,656 USD	$3,591
SCOR SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	159,604 EUR	5,951
Scorpio Bulkers, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	125,812 USD	(7,549)
Scorpio Tankers, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	777,436 USD	(14,117)
Scotts Miracle Gro Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	222,471 USD	3,552
Scripps Networks Interactive, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	6,894,296 USD	(103,145)
Seacoast Banking Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	110,298 USD	9,702
Seacor Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	745,874 USD	79,864
SeaCor Marine Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	330,249 USD	70,682
SEB SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	87,080 EUR	(199)
Secureworks Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	208,132 USD	(2,986)
SEI Investments Company	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	280,989 USD	11,366
Select Income REIT	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	10,237 USD	(26)
Select Medical Holdings Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	186,923 USD	8,821
Semgroup Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	290,473 USD	11,632
Seneca Foods Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	93,306 USD	10,850
Sensient Technologies Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	310,251 USD	7,198
Seres Therapeutics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	42,015 USD	3,924
Service Corp International	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	131,888 USD	(650)
ServisFirst Banchares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	210,440 USD	23,942
SFR Group SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	77,080 EUR	318
SFS Group AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	111,606 CHF	4,044
Ship Finance Internatiional Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	832,247 USD	14,292

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shire PLC	06/25/18	M	0.55%	Morgan Stanley Capital Services LLC	18,057,208 GBP	$(2,437,203)
Shire PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	2,096,822 GBP	(93,921)
Shoe Carnival, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	202,271 USD	29,071
Shore Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	30,327 USD	276
Shutterstock, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	8,946 USD	(91)
Sias SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	174,930 EUR	(1,217)
Siegfried Holding AG REG	03/28/18	M	0.78%	Credit Suisse Securities (Europe) Limited	100,262 CHF	(510)
Sierra Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	87,080 USD	8,271
SIG PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	64,437 GBP	49
Sigma Designs, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,494 USD	1,186
Sika AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	299,250 CHF	3,470
Silgan Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	280,763 USD	(796)
Siltronic AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	834,620 EUR	128,721
Simpson Manufacturing Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	975,152 USD	42,722
Simulations Plus, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	177,562 USD	5,028
Six Flags Entertainment Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	297,138 USD	17,190
SJW Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	91,464 USD	58
Sky PLC	06/15/18	3M	0.25%	Credit Suisse Securities (Europe) Limited	7,513,013 GBP	(781,237)
Sky PLC	07/30/18	M	0.60%	Deutsche Bank AG	6,159,515 GBP	(659,544)
Skywest, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	149,409 USD	15,391
Smith & Nephew PLC	03/13/18	M	0.55%	JPMorgan Chase Bank, N.A.	6,700,000 GBP	53,600
Smith & Nephew PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	8,061,308 GBP	80,491
Smith (A.O.) Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	530,702 USD	9,992
Smurfit Kappa Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	76,162 GBP	(523)
Snyders Lance, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	74,012 USD	3,641

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Societe Generale SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	8,454,703 EUR	$119,526
Sodexo	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,848,900 EUR	120,187
SoLocal Group	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	355,846 EUR	9,741
Sonic Automotive, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	205,024 USD	20,804
Sonic Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	53,297 USD	1,955
Sonoco Products Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	714,999 USD	23,336
Sonus Networks, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	265,799 USD	17,282
Sophos Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	448,949 GBP	(28,175)
South State Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	120,894 USD	8,778
South32 Ltd.	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	126,916 GBP	10,541
Southern First Bancshares	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	2,467 USD	114
Southern Missouri Bancorp	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	19,537 USD	3,124
Southern National Bancorp of Virginia, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,328 USD	453
Southside Bancshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	103,909 USD	1,135
Southwest Gas Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	28,979 USD	(181)
SP Plus Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	121,231 USD	5,446
Spartan Motors, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	58,351 USD	6,778
Spartannash Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	621,216 USD	20,314
Sparton Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	335,411 USD	994
Spectrum Brands Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	8,882 USD	16
Spectrum Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	151,024 USD	57,915
Speedway Motorsports, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	188,398 USD	6,305
Spie SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	76,676 EUR	1,303
Spire, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	120,175 USD	(287)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Spok Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	355,605 USD	$10,538
SPS Commerce, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	6,040 USD	28
SPX flow, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	2,472 USD	34
SS&C Technologies Holdings	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	309,406 USD	16,170
SSP Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	359,285 GBP	18,124
St. James Place PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	76,773 GBP	3,528
Staar Surgical Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	187,086 USD	17,118
Stag Industrial, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	75,894 USD	(1,148)
Standard Motor Products, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	441,612 USD	13,772
Standex International Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	71,290 USD	3,475
Startek, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	206,753 USD	9,342
Starwood Property Trust, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	62,483 USD	(429)
Starwood Waypoint Homes	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	125,705 USD	208
State Auto Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	30,355 USD	1,724
State Bank Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	137,935 USD	4,341
State National Cos., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	138,291 USD	(197)
Steelcase, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	472,739 USD	36,369
Steris PLC	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	706,183 USD	13,127
Steven Madden Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	161,547 USD	3,079
Stifel Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,821 USD	195
Stock Yards BanCorp. Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	45,444 USD	4,108
Stratasys Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	313,737 USD	(10,264)
Straumann Holding AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	291,368 CHF	2,931
Strayer Education, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	171,455 USD	9,193
Stryker Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	114,730 USD	1,443

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sturm Ruger & Co., Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	470,808 USD	$43,349
Sucampo Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	13,268 USD	(382)
Sun Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	184 USD	15
Sun Communities, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	483,311 USD	(13,870)
Sunpower Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	38,512 USD	(349)
Super Micro Computer, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	295,719 USD	(861)
Superior Industires International	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	419,750 USD	24,023
Superior Uniform Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	53,782 USD	423
Supernus Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	205,609 USD	(30,049)
Surmodics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	198,607 USD	16,781
SVB Financial Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	74,692 USD	(605)
Svenska Cellulosa AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	2,960,194 SEK	23,556
Swatch Group AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	1,341,640 CHF	109,488
Sydbank A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	641,513 DKK	7,135
Sykes Enterprises, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	127,809 USD	9,213
Synnex Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	240,820 USD	21,942
Synopsys, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	406,246 USD	3,168
Synovus Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	109,443 USD	7,734
Syntel, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	295,888 USD	21,735
Systemax, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	409,789 USD	19,091
Tableau Software, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	72,616 USD	(347)
Tabula Rasa HealthCare, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	512,335 USD	23,133
Tactile Systems Technology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	321,676 USD	(32,108)
Tailored Brands, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	283,806 USD	561

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Talanx AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	82,066 EUR	$(1,425)
TD Ameritrade Holding Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	11,540 USD	26
TDC A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	33,061,273 DKK	187,218
TDC A/S	02/21/18	M	0.06%	JPMorgan Chase Bank, N.A.	71,240,000 DKK	403,415
TechTarget	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	131,771 USD	14,398
Teekay Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	409,977 USD	4,643
Tegna, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	83,412 USD	6,726
Telecom Italia RSP	06/20/18	M	0.63%	JPMorgan Chase Bank, N.A.	270,886 EUR	1,263
TeleCom Italia RSP	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	180,831 EUR	843
Telecom Italia SpA	06/20/18	M	0.07%	JPMorgan Chase Bank, N.A.	115,206 EUR	2,182
TeleCom Italia Spa	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	113,803 EUR	2,155
Teledyne Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	236,746 USD	(204)
Teleflex, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	213,853 USD	1,501
Telenav, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	56,512 USD	1,838
Telephone and Data Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	685,819 USD	20,328
Teletech Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	370,940 USD	27,689
Television Francaise (T.F.1)	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	81,596 EUR	1,828
Teligent, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	86,424 USD	(5,770)
Temenos Group AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	432,960 CHF	1,818
Tennant Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	224,440 USD	11,166
Teradata Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	31,655 USD	445
Terex Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	208,482 USD	7,434
Terreno Realty Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	289,787 USD	(2,517)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Territorial BanCorp. Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	142,863 USD	$9,714
Tetra Tech Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	196,423 USD	14,960
Tetraphase Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	331,746 USD	(3,747)
Textainer Group Holdings Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	554,746 USD	49,311
TFS Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	265,815 USD	21,557
Thales SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,074,186 EUR	36,755
Thomas Cook Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	148,066 GBP	4,211
Thyssenkrupp Ag	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,954,094 EUR	39,799
Tim Participacs ADR	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	3,503,303 USD	21,209
Time Warner Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	189,335 USD	812
Time Warner, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	8,014,368 USD	70,064
Time, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	680,405 USD	22,837
Timken Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	197,145 USD	7,154
Titan Machinery, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	496,873 USD	45,124
tivity Health, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	376,992 USD	20,441
Tivo Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	17,518 USD	764
TKH Group NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	247,878 EUR	21,945
Tocagen, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	115,808 USD	(1,649)
Toll Brothers, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	220,957 USD	7,336
Tompkins Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	144,233 USD	17,797
Tootsie Roll Industries	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	31,093 USD	143
Topbuild Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	166,604 USD	15,155
Topdanmark A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	1,426,536 DKK	14,708
Toro Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	30,117 USD	665
Total SA	01/17/18	M	0.07%	JPMorgan Chase Bank, N.A.	4,492,500 EUR	61,459

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Total SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,935,953 EUR	$26,484
Total System Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	99,438 USD	(2,629)
Tower International, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	37,961 USD	5,423
Towne Bank	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	4,694 USD	298
Townsquare Media, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	87,175 USD	195
Travelport Worldwide Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	717,469 USD	7,887
Trecora Resources	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	13,788 USD	483
Tredegar Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	153,766 USD	13,472
Tri Pointe Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	150,158 USD	8,091
Tribune Media Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	707,597 USD	11,662
TriCo Bancshares	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	275,528 USD	45,908
TriMas Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	9,918 USD	18
Trimble, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	198,260 USD	(2,050)
Trinity Industries, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	116,496 USD	9,222
Triple-S Management Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	593,695 USD	(8,538)
TriState Capital Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	46,242 USD	3,474
Triton International Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	104,041 USD	2,089
Triumph Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	34,662 USD	3,425
Arab Republic of Egypt	05/10/18	3M	1.50%	Citibank N.A.	393,515,639 EGP	532,144
TrueBlue, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	22,405 USD	1,662
TrueCar, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	351,984 USD	(14,725)
Trustmark Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	74,301 USD	7,373
TTM Technologies	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,006 USD	280

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TUI AG	05/09/18	M	0.07%	JPMorgan Chase Bank, N.A.	2,946,000 EUR	$(82,733)
TUI AG	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	155,665 GBP	(5,612)
TUI Group AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	174,713 EUR	(4,906)
Tupperware Brands Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	488,298 USD	18,194
Twin Disc, Inc	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	107,599 USD	6,499
Two Harbors Investment Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	144,807 USD	144
Tyler Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	246,445 USD	5,622
U.S. Physical Therapy, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	639,549 USD	8,442
Ubisoft Entertainment	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	441,297 EUR	(10,974)
UBM PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	1,600,675 GBP	83,250
UBM PLC	10/10/18	M	0.55%	JPMorgan Chase Bank, N.A.	2,628,000 GBP	136,680
UBS Group AG REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	11,956,442 CHF	380,776
UDG Healthcare PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	101,418 GBP	(2,203)
UDR, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	342,606 USD	(4,519)
UFP Technologies, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	70,484 USD	3,475
Ultra Clean Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	119,648 USD	16,243
Umb Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	164,474 USD	6,183
UMH Properties, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	52,111 USD	(889)
Unicredit SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	88,994 EUR	2,266
Unifi, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	107,928 USD	8,475
UniFirst Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	614,898 USD	19,887
Union Bankshares Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	28,098 USD	3,390
Uniqa Insurance Group AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	144,513 EUR	4,145
United Community Banks	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	39,983 USD	3,940
United Community Financial	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	29,919 USD	1,818

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
United Financial Bancorp, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	122,027 USD	$9,569
United Parcel Service	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	689,796 USD	3,003
United States Lime & Minerals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	220,402 USD	9,842
United Technologies Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	77,218 USD	92
United Therapeutics Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	7,759 USD	(142)
UnitedHealth Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	228,053 USD	896
Unitil Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	374,842 USD	(2,260)
Universal Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	646,477 USD	(5,577)
Universal Forest Products	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	103,738 USD	7,968
Universal Health Realty Income Trust	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	143,929 USD	2,522
Universal Health Services, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	171,694 USD	1,817
Univest Corporation of Pennsylvania	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,097 USD	87
Upland Sofware, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	343,134 USD	7,741
UPM Kymmene Oyj	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	73,267 EUR	2,486
US Cellular Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	322,606 USD	2,154
US Ecology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	109,181 USD	3,261
US Foods Holding Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	4,271 USD	1
Usana Health Sciences, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	81,714 USD	566
Utah Medical Products, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	179,045 USD	638
Valero Energy Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	282,586 USD	11,671
Valhi, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	26,396 USD	1,860
Valmet Oyj	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	104,603 EUR	1,277
Valmont Industries	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	345,901 USD	2,551
Vanda Pharmaceuticals, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	289,387 USD	(8,375)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Varian Medical Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	319,110 USD	$(16,628)
Varonis Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	194,982 USD	10,244
Vector Group Ltd.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	552,806 USD	(4,066)
Vectrus, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	93,058 USD	1,899
Veeva Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	138,538 USD	1,867
Ventas, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	57,365 USD	(311)
Vera Bradley, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	275,134 USD	9,253
Veracyte, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	240,146 USD	15,509
Veresen, Inc.	08/07/18	M	1.70%	Deutsche Bank AG	7,016,563 CAD	125,974
Verifone Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	179,162 USD	(3,618)
Verint Systems, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	108,888 USD	3,688
Verisign, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	284,456 USD	2,797
Verisk Analytics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	157,079 USD	1,065
Veritex Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	166,472 USD	9,739
Veritiv Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	11,338 USD	460
Verso Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	143,097 USD	2,242
Versum Materials, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	82,312 USD	1,849
Vesuvius PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	62,964 GBP	3,811
VF CORP	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	52,040 USD	1,423
Viad Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	397,352 USD	29,679
ViaSat, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	177,167 USD	3,444
Viavi Solutions, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	79,133 USD	(2,667)
Vicor Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	92,665 USD	24,910
Victrex PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	109,382 GBP	6,185
Vienna Insurance Group AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	68,882 EUR	261
Village Super Market, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	124,081 USD	6,744

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Virtusa Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	249,958 USD	$19,035
Vishay Intertechnology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	305,826 USD	9,770
Vishay Precision Group	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	169,230 USD	14,990
Vivendi	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,691,902 EUR	66,725
Vivendi	10/10/18	M	0.07%	JPMorgan Chase Bank, N.A.	12,588,000 EUR	312,022
Viveve Medical, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	63,696 USD	(5,752)
Vocera Communcations, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	711,783 USD	29,804
Vodafone Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	4,094,799 GBP	49,857
Vodafone Group PLC	02/21/18	M	0.55%	JPMorgan Chase Bank, N.A.	5,161,250 GBP	78,725
Vodafone Group PLC	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	54,806 USD	(77)
Voestalpine AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	167,971 EUR	(5,720)
Volkswagen AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	80,683 EUR	872
Volvo AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	2,243,660 SEK	15,964
Vontobel Holding AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	118,110 CHF	(2,401)
Voxx International Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	266,647 USD	25,959
VSE Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	348,786 USD	20,008
Wal-Mart Stores, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	12,342 USD	(74)
Walker & Dunlop, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	136,522 USD	16,491
Wartsila Oyj	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	205,603 EUR	8,394
Washington Federal, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	160,434 USD	10,138
Washington REIT	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	204,708 USD	(744)
Washington Trust BanCorp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	119,882 USD	11,850
WashingtonFirst Bankshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	117,050 USD	5,380
Waster Managemetn, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	1,961,540 USD	(1,659)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Waters Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	50,591 USD	$34
Waterstone Financial, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	55,961 USD	3,670
WatsCo, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	675,728 USD	19,450
Watts Water Technologies	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	259,356 USD	17,167
Wd 40 Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	292,754 USD	1,431
Web.Com Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	86,592 USD	1,958
Weis Markets, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	560,862 USD	9,597
WellCare Health Plans, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	252,125 USD	(10)
Welltower, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	105,643 USD	(504)
Werner Enterprises, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	243,253 USD	12,232
WesbanCo, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	139,467 USD	12,799
West Bancorporation	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	10,551 USD	1,258
West Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	873,436 USD	2,323
West Pharmaceutical Services	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	347,751 USD	2,924
Westamerica BanCorporation	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	137,142 USD	15,340
Western Alliance BanCorp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	150,076 USD	11,872
Western Asset Mortgage Capital	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	43,880 USD	42
Western Union Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	183,952 USD	3,747
WestRock Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	332,327 USD	(2,499)
Weyco Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	81,250 USD	(566)
WGL Holdings, Inc.	08/06/18	M	1.50%	Deutsche Bank AG	8,054,772 USD	20,935
WGL Holdings, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	192,606 USD	(546)
Wig20 Index	12/19/17	—	—	Merrill Lynch International	2,570,051 PLN	(14,719)
Willbros Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	39,323 USD	5,419
Willdan Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	293,955 USD	25,873
William Lyon Homes	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	240,186 USD	(447)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
William’s Sonoma, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	297,084 USD	$5,965
Willis Lease Finance Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	44,645 USD	1,609
Winmark Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	197,604 USD	(110)
Wintrust Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	112,089 USD	520
Wirecard AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	435,293 EUR	33,557
Wizz Air Holdings PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	307,094 GBP	1,733
Wolverine World Wide, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	160,478 USD	10,343
Woodward, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	234,531 USD	14,287
Workiva, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	285,586 USD	17,427
World Fuel Services Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	302,873 USD	(14,299)
Worldpay Group PLC	07/30/18	M	0.60%	Deutsche Bank AG	4,294,078 GBP	(88,657)
WP Carey, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	510,073 USD	(12,802)
WR Grace & Co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	11,347 USD	(91)
Wright Medical Group NV	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	575,197 USD	(13,611)
WSFS Financial Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	192,933 USD	19,861
Xcerra Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	423,865 USD	(719)
Xenia Hotels & Resorts, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	6,823 USD	166
Xenith Bankshares, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	48,528 USD	6,560
Xerox Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	640,801 USD	10,951
XO Group, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	300,602 USD	13,764
XPO Logistics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	140,881 USD	6,880
Yext, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	71,449 USD	(640)
York Water co.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	77,528 USD	170
Yum! Brands, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	466,926 USD	(10,176)
Zagg, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	73,382 USD	5,510

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zebra Technologies Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	179,924 USD	$4,662
ZIOPHARM Oncology, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	23,176 USD	(261)
Zix Corp.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	181,301 USD	10,998
Zodiac Aerospace	07/30/18	M	0.05%	Deutsche Bank AG	5,474,838 EUR	192,649
Zoe’s Kitchen, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	20,082 USD	391
Zogenics, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	244,673 USD	346,761
Zynga, Inc.	04/22/19	M	1.46%	Morgan Stanley Capital Services LLC	18,733 USD	(196)

Total Buys						$19,527,997

Sells
AAON, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,875 USD	(364)
Abb Ltd.	05/09/18	M	1.09%	JPMorgan Chase Bank, N.A.	585,750 CHF	(13,167)
Abb Ltd.	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	617,521 CHF	(13,881)
Abbott Laboratories	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	10,043 USD	(309)
Abbvie, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,068 USD	(528)
Acadia Pharmaceuticals, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	361,891 USD	(6,710)
Acadia Realty Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	111,940 USD	5,645
Acceleron Pharma, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	148,539 USD	7,059
Acco Brands Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	33,517 USD	(1,624)
Achaogen, Inc.	04/22/19	M	0.85%	Morgan Stanley Capital Services LLC	554,956 USD	12,991
Achillion Pharmaceuticals	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	110,323 USD	(23,555)
Aclaris Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	417,653 USD	(830)
Acorda Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	92,193 USD	(1,839)
Activision Blizzard, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	520,809 USD	1,374
Actuant Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	46,020 USD	708
Acuity Brands, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	430,269 USD	(2,042)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Acxiom Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	19,520 USD	$(956)
Aduro Biotech, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	103,634 USD	5,089
Advance Auto Parts, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	751,403 USD	(1,227)
Advanced Drainage Systems, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	153,394 USD	—
Advanced Energy Industries	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	42,734 USD	(2,734)
Advanced Micro Devices	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	796,722 USD	(8,555)
Advansix, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	110,188 USD	(9,221)
Advaxis, Inc.	04/22/19	M	2.30%	Morgan Stanley Capital Services LLC	30,125 USD	3,946
Advisory Board Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	134,069 USD	(262)
Aecom	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	249,758 USD	(18,661)
Aegon N.V.	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,183,651 EUR	(76,574)
Aegon N.V.	02/21/18	M	0.77%	JPMorgan Chase Bank, N.A.	4,977,440 EUR	(174,543)
Aerie Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	635,719 USD	72,688
Aerojet Rocketdyne Holdings	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	313,726 USD	(73,974)
Aes Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	86,779 USD	1,815
Aflac, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	451,963 USD	6,108
Ageas	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	164,536 EUR	(5,017)
Agenus, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	7,165 USD	(504)
Agilent Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	68,191 USD	(54)
Agios Pharmaceuticals, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	386,067 USD	(3,018)
Agnc Investment Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	71,344 USD	(1,566)
Aimmune Therapeutics, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	175,181 USD	(9,851)
Air Liquide SA	03/13/18	M	0.67%	JPMorgan Chase Bank, N.A.	2,647,500 EUR	(205,355)
Air Liquide SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,482,494 EUR	(114,991)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Air Products & Chemicals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	484,637 USD	$(477)
Air Transport Services Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	15,091 USD	317
Airbus SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,370,175 EUR	(168,108)
Airbus SE	08/08/18	M	0.67%	JPMorgan Chase Bank, N.A.	3,600,000 EUR	(496,989)
Ak Steel Holding Corp.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	596,005 USD	(4,115)
Akamai Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	544,832 USD	(13,110)
Akorn, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	27,509 USD	(105)
Alaska Air Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	674,410 USD	(11,029)
Albemarle Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	115,742 USD	(5,710)
Alcoa Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	290,738 USD	(11,360)
Alder Biopharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	490,443 USD	(81,411)
Alexion Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	693,578 USD	24,254
Alibaba	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	125,299,465 USD	2,829,941
Alkermes PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	487,358 USD	9,207
Alleghany Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	220,799 USD	1,411
Allegheny Technologies, Inc.	04/22/19	M	0.23%	Morgan Stanley Capital Services LLC	306,669 USD	(10,126)
Alliance Data Systems Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	621,862 USD	(12,214)
Alliant Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	202,195 USD	82
Allied Irish Banks PLC	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	378,633 EUR	(15,008)
Allison Transmission Holding	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	36,164 USD	(2,680)
Allstate Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	622,038 USD	(5,339)
Ally Financial, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,135 USD	(24)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Alnylam Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	352,166 USD	$(107,337)
Alphabet, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	377,161 USD	(13,300)
Altice USA, Inc.	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	38,875 USD	(14)
Altra Industrial Motion Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	11,234 USD	(118)
Altria Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	541,031 USD	(7,615)
Amazon.Com, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	769,161 USD	3,927
AMBAC Financial Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	249,222 USD	7,927
Ambarella, Inc.	04/22/19	M	0.00%	Morgan Stanley Capital Services LLC	252,254 USD	(14,017)
AMC Networks, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	547,426 USD	5,350
Amdocs Ltd.	04/04/19	T	0.89%	Barclays Bank plc	18,760,759 USD	262,327
Amerco	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	91,352 USD	251
Ameren Corporation	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	593,572 USD	13,147
America Movil	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	502,595 USD	20,115
American Airlines Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	916,543 USD	(19,438)
American Axle & Manufact. Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	552,836 USD	(48,206)
American Electric Power	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	559,150 USD	9,381
American Equity Investment Life Holdings	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	64,539 USD	(3,013)
American Express Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,197 USD	(10)
American Financial Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	415,097 USD	(3,875)
American Outdoor Brands Corp.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	415,581 USD	(19,792)
Amerisafe, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	148,303 USD	(806)
Amerisourcebergen Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	156,546 USD	(2,913)
Amicus Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	299,792 USD	(21,186)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Amphastar Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	18,089 USD	$(2,461)
Amtrust Financial Services	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	599,310 USD	(16,821)
Anadarko Petroleum Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	806,288 USD	(83,905)
Analog Devices, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	709,879 USD	(14,552)
Anaptysbio, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	316,379 USD	(27,110)
Anglo American PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	2,394,456 GBP	(117,739)
Anheuser Busch Inbev SA NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	672,778 EUR	(786)
ANI Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	47,235 USD	(2,263)
AON PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	78,741 USD	139
Apache Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	773,584 USD	(53,518)
Apple, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	85,782 USD	(679)
Applied Materials, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	878,772 USD	(90,779)
Apptio, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	211,798 USD	(10,470)
Aramark	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	262,269 USD	51
ArcBest Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	5,300 USD	(487)
Arch Capital Group Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	215,011 USD	(1,689)
Arch Coal, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	340,147 USD	11,435
Archer Daniels Midland Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	222,455 USD	4,336
Archer Daniels Midland Co.	03/16/18	M	1.24%	Credit Suisse Securities (Europe) Limited	2,038,779 USD	61,852
Arconic, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	222,832 USD	4,758
Arena Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	133,455 USD	(2,128)
Argan, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	192,727 USD	(17,900)
Argo Group International	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	50,622 USD	(239)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Arista Networks, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	30,251 USD	$(1,035)
Arkema	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	101,454 EUR	(8,477)
Arlington Asset Investment	04/22/19	M	1.40%	Morgan Stanley Capital Services LLC	645 USD	22
Armstrong World Industries	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	29,010 USD	(1,740)
Array Biopharma, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	376,767 USD	(36,747)
Arthur J. Gallagher & Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	207,591 USD	(2,910)
Artisan Partners Asset Management, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,860 USD	(172)
Asbury Automotive Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	341,348 USD	(15,476)
Ashford Hospitality Prime, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	127,668 USD	4,786
Ashford Hospitality Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	54,127 USD	(1,587)
Aspen Insurance Holdings Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	147,452 USD	1,365
Assicurazioni Generali	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,670,035 EUR	(41,115)
Associated Banc Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	41,792 USD	(2,464)
Assured Guaranty Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	230,160 USD	22,611
Astec Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	77,682 USD	(7,118)
Astronics Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	204,804 USD	(8,533)
At Home Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	119,549 USD	(64)
AT&T, Inc.	08/06/18	M	0.95%	Deutsche Bank AG	1,764,013 USD	(128,211)
Atara Biotherapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	216,296 USD	(10,969)
Atkore International Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	234,994 USD	(13,232)
Atlas Copco	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	15,500,443 SEK	(115,906)
Atlas Financial Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	47,799 USD	(4,270)
Atlassian Corp PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	35,378 USD	615
Audentes Therapeutics, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	316,242 USD	(38,393)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Autodesk, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	529,228 USD	$5,535
Autozone, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	865,587 USD	(34,220)
Avexis, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	400,233 USD	(27,991)
Avis Budget Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	391,243 USD	(32,631)
Avista Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	110,090 USD	(439)
Axalta Coating Systems Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	297,192 USD	3,394
Axis Capital Holdings Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	337,484 USD	1,017
Axon Enterprise, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	202,975 USD	(3,368)
Axovant Sciences Ltd.	04/22/19	M	2.50%	Morgan Stanley Capital Services LLC	403,394 USD	103,316
AZZ, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	89,133 USD	4,103
B. Riley Financial, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	108,186 USD	(559)
Balchem Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	14,387 USD	(326)
Ball Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	368,956 USD	(5,387)
Banc Of California, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	233,316 USD	(18,091)
Banco Latinoamericano de Comerci Extr SA	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,062 USD	(269)
Bancorp, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	157,479 USD	(7,664)
Bank of America Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	280,238 USD	(10,792)
Bank of the Ozarks	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	39,834 USD	(3,892)
Baracuda Networks, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	155,177 USD	1,898
Baxter International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	41,220 USD	495
Bayer AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	3,228,022 EUR	(165,065)
Bayer AG	02/13/18	M	0.67%	JPMorgan Chase Bank, N.A.	1,688,920 EUR	(91,433)
Bayerische Motoren Werke AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	521,620 EUR	(7,268)
BB+T Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	120,269 USD	(6,000)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beacon Roofing Supply, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	45,564 USD	$(2,406)
Becton Dickinson & Co.	08/06/18	M	0.95%	Deutsche Bank AG	2,474,051 USD	182
Bed Bath + Beyond, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	51,262 USD	9,298
Bellicum Pharmaceuticals, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	92,975 USD	1,349
Berkshire Hills Bancorp, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	3,268 USD	(413)
Berry Global Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	105,716 USD	(1,749)
Best Buy Co., Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	469,824 USD	360
Biglari Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	278,774 USD	(15,521)
Bill Barrett Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	14,808 USD	(2,987)
Biocryst Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	368,351 USD	(5,827)
Biogen, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	312,470 USD	3,734
Biohaven Pharmaceutical Holdings	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	435,069 USD	4,937
Biomarin Pharmaceutical, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	409,897 USD	(4,172)
Bioverativ, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	285,193 USD	(6,834)
BJ’ S Restaurants Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	180,117 USD	(3,953)
Black Hills Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	8,622 USD	13
Black Knight Financial	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	22,163 USD	552
Blackhawk Network Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	20,179 USD	250
Blackline, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	88,190 USD	(625)
Blackrock, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	38,902 USD	5
Bloomin Brands, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	34,995 USD	218
Blue Buffalo Pet Products, Inc.	09/26/18	T	0.89%	Barclays Bank plc	3,526,416 USD	(144,115)
Blue Buffalo Pet Products, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	327,819 USD	(27,407)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bluebird Bio, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	454,330 USD	$(17,192)
Blueprint Medicines Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	106,692 USD	(9,726)
Bmc Stock Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	21,641 USD	(413)
BNP Paribas	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	6,358,829 EUR	(69,561)
Boeing Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	209,009 USD	(460)
Boingo Wireless, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	302,544 USD	(675)
Bojangles, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	117,486 USD	3,789
Bonanza Creek Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	148,140 USD	(12,917)
Boot Barn Holdings, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	99,848 USD	(3,437)
Borgwarner, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	238,555 USD	(11,345)
Boston Beer Company, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	116,213 USD	(2,343)
Boston Scientific Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	71,978 USD	(597)
Bouygues SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	626,645 EUR	(33,854)
Boyd Gaming Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	90,238 USD	(2,317)
Brandywine Realty Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,342 USD	(352)
British Land Co. PLC	04/02/19	3M	0.25%	Credit Suisse Securities (Europe) Limited	309,793 GBP	(3,133)
Brixmor Property Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	204,486 USD	9,342
Broadcom Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	427,713 USD	4,238
Broadsoft, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	29,847 USD	724
Brown Forman Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	270,952 USD	(1,960)
Brunswick Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	56,878 USD	(660)
Buffalo Wild Wings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	448,493 USD	3,707
Builders Firstsource, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	90,183 USD	(9,841)
Bunge Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	69,845 USD	1,288
Burlington Stores, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	166,572 USD	(8,884)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cabot Oil + Gas Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	618,996 USD	$(53)
Caesarstone Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	198,269 USD	(2,016)
Caixabank S.A	08/08/18	M	0.67%	JPMorgan Chase Bank, N.A.	539,775 EUR	11,814
Caixabank SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	437,394 EUR	8,875
Calgon Carbon Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	294,924 USD	(331)
Calithera Biosciences, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	336,931 USD	(13,191)
Callidus Software, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	151,623 USD	5,054
Callon Petroleum Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	436,622 USD	(29,883)
Calpine Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	894,159 USD	(2,965)
Campbell Soup Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	253,243 USD	1,258
Camping World Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	302,053 USD	(17,634)
Carbonite, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	106,887 USD	(7,821)
Cardtronics PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	490,103 USD	77,280
Carmax, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	794,468 USD	(81,365)
Carnival Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	254,763 USD	358
Carpenter Technology	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	106,378 USD	(9,230)
Carrizo Oil + Gas, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	800,745 USD	(172,993)
Carrols Restaurant Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	127 USD	7
Carter’s, Inc.	09/25/19	T	0.89%	Barclays Bank plc	6,521,395 USD	(355,456)
Cascadian Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	96,046 USD	(6,789)
Caterpillar, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	311,538 USD	(4,851)
Cavco Industries Inc	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	49,813 USD	(3,010)
Cavium, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	430,523 USD	3,298
CBL + Associates Properties	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	274,968 USD	6,714
CBRE Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	308,900 USD	(2,701)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CBS Corp.	08/07/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	24,763,421 USD	$1,966,463
Cedar Realty Trust, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	57,956 USD	(4,561)
Celanese Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	292,627 USD	(4,751)
Celgene Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	571,983 USD	(13,339)
Celldex Therapeutics, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	44,315 USD	(5,000)
Centene Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	267,508 USD	(9,061)
Centennial Resource Development, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	491,374 USD	(19,621)
Centerpoint Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	157,617 USD	3,680
Central Garden + Pet Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	199,452 USD	(15,372)
Century Aluminum Company	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	343,182 USD	38,126
Centurylink, Inc.	08/06/18	M	1.00%	Deutsche Bank AG	4,481,317 USD	924,904
Cerus Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	26,871 USD	(1,022)
CFD STM FP	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	741,164 EUR	(18,230)
CFD STMicroelectronics Italy	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	15,915 EUR	(340)
Chart Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	68,226 USD	(3,368)
Charter Communications, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	852,374 USD	5,242
Chatham Lodging Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	31,275 USD	(492)
Cheesecake Factory, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	30,426 USD	57
Chegg, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	252,290 USD	(3,685)
Chemocentryx, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	157,063 USD	(4,559)
Chemours Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	681,799 USD	(2,145)
Chesapeake Lodging Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	27,289 USD	(1,326)
Chimera Investment Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,100 USD	19

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chipotle Mexican Grill, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	1,299,411 USD	$13,913
Chubb Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	444,886 USD	985
Ciena Corp.	05/14/19	T	0.89%	Barclays Bank plc	27,459,759 USD	2,610,788
Cigna Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	22,746 USD	(434)
Cimarex Energy Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	457,457 USD	(19,844)
Cimpress NV	04/22/19	M	0.59%	Morgan Stanley Capital Services LLC	21,029 USD	130
CInc.innati Financial Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	382,364 USD	(2,707)
Cincinnati Bell, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	186,435 USD	(2,378)
Circor International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	188,453 USD	(13,700)
Cirrus Logic, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	105,942 USD	4,848
Cit Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	45,066 USD	(2,855)
Citigroup, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	287,621 USD	(15,414)
Citizens Financial Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	151,185 USD	(9,573)
Citrix Systems, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	134,469 USD	(965)
Clearside Biomedical, Inc.	04/22/19	M	1.65%	Morgan Stanley Capital Services LLC	128,916 USD	(18,606)
Cleveland Cliffs, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	544,994 USD	(1,474)
Clovis Oncology, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	285,104 USD	(29,087)
Cms Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	272,804 USD	6,973
CNA Financial Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	39,749 USD	(1,355)
CNO Financial Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	92,249 USD	(2,884)
CNP Assurances	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	516,827 EUR	(13,057)
CNP Assurances	05/16/18	M	1.92%	JPMorgan Chase Bank, N.A.	970,750 EUR	(24,524)
Coca Cola Co.	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	341,652 USD	6,687
Coeur Mining, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	744,434 USD	6,918
Cognex Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	41,046 USD	132

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	304,955 USD	$(3,049)
Coherent, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	428,731 USD	26,825
Coherus Biosciences, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	520,885 USD	(12,541)
Colfax Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	184,112 USD	(894)
Collegium Pharmaceutical, Inc.	04/22/19	M	3.70%	Morgan Stanley Capital Services LLC	15,754 USD	134
Comcast Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	322,325 USD	(8,795)
Comerica, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	56,408 USD	(5,667)
Commerzbank AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,838,037 EUR	(129,228)
Commerzbank AG	10/10/18	M	0.67%	JPMorgan Chase Bank, N.A.	3,207,000 EUR	(290,747)
Commscope Holding Co, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	6,852 USD	(122)
Compagnie Financiere Richemont SA	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	362,337 CHF	(4,276)
Compass Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	255,212 GBP	1,720
Conagra Brands, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	89,693 USD	45
Concho Resources, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	789,204 USD	(44,716)
Conocophillips	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	305,041 USD	(16,981)
Consol Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	81,783 USD	(5,102)
Consolidated Edison, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,304,597 USD	26,545
Constellation Brands, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	505,053 USD	7,425
Continental Building Product	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	17,872 USD	(1,056)
Continental Resources, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,239,109 USD	(68,071)
Cooper Standard Holding	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	21,771 USD	200
Cooper Tire + Rubber	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	117,203 USD	(10,779)
Core Mark Holding Co., Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	84,435 USD	(7,775)
Corecivic, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	144,137 USD	(4,651)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Corenergy Infrastructure Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	11,400 USD	$(655)
Cornerstone Ondemand, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	358,318 USD	2,574
Corvus Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	141,903 USD	9,219
Costco Wholesale Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	730,747 USD	(11,187)
Coty, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	251,619 USD	4,925
Coupa Software, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	521,207 USD	1,126
Cousins Properties, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	35,938 USD	(310)
Cowen, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	192,234 USD	(12,662)
Craft Brew Alliance, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	84,476 USD	(1,221)
Crawford + Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	67,952 USD	(6,607)
Credit Suisse Group AG REG	10/16/18	M	1.09%	JPMorgan Chase Bank, N.A.	661,026 CHF	(16,184)
Crown Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	74,092 USD	278
CSX Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	564,531 USD	(16,105)
Cubesmart	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	27,625 USD	367
Cubic Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	73,399 USD	(11,006)
Cullen Frost Bankers, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	3,009 USD	(123)
Cummins Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	322,342 USD	(1,788)
CVR Energy, Inc.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	37,561 USD	(1,185)
CVS Health Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	637,154 USD	10,258
Cyberoptics Corp.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	38,912 USD	(608)
Cytokinetics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	207,088 USD	(4,989)
Cytomx Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	43,829 USD	(2,178)
Daimler AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	854,691 EUR	(18,602)
Danaher Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	71,402 USD	1,491

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Darden Restaurants, Inc.	09/25/19	T	0.89%	Barclays Bank plc	9,971,486 USD	$501,815
Darden Restaurants, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	177,821 USD	7,183
Darling Ingredients, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	50,056 USD	1,281
Davita, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	18,363 USD	189
DDR Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	179,843 USD	15,631
Deckers Outdoor Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	102,930 USD	(5,637)
Deere + Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	412,181 USD	(13,946)
Dell Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	84,139 USD	(251)
Delphi Automotive PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	824,645 USD	12,156
Delta Air Lines, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	584,157 USD	1,032
Depomed, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	58,359 USD	3,771
Dermira, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	583,742 USD	(13,714)
Deutsche Telekom AG	02/21/18	M	0.67%	JPMorgan Chase Bank, N.A.	3,891,217 EUR	(239,070)
Deutsche Telekom AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,234,737 EUR	(81,184)
Deutsche Wohnen AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,267,477 EUR	(6,703)
Devon Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	729,096 USD	(61,270)
Dexcom, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	939,888 USD	143,046
Diamondback Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	884,323 USD	(29,644)
Dick’s Sporting Goods, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	426,874 USD	9,705
Dineequity, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	37,309 USD	89
Diplomat Pharmacy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	364,017 USD	(15,328)
Discover Financial Services	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	84,658 USD	(327)
Discovery Communications	08/06/18	M	0.95%	Deutsche Bank AG	1,413,089 USD	125,445
Discovery Communications, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	503,050 USD	14,125

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dish Network Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,061,539 USD	$(25,230)
Distribuidora Internacional	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,683,867 EUR	104,685
Dollar General Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	745,106 USD	(31,191)
Dollar Tree, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	937,593 USD	(33,575)
Dominion Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,010,574 USD	22,715
Donnelley Financial Solution	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	199,947 USD	(4,506)
Dorman Products, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	171,423 USD	(8,415)
Dover Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	103,782 USD	(586)
DST Systems, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	24,729 USD	(570)
DTE Energy Company	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	523,660 USD	12,090
Duke Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	479,817 USD	3,319
Duke Realty Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	68,602 USD	1,740
DXC Technology Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	235,206 USD	(2,081)
DXP Enterprises, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	275,754 USD	(13,922)
Dycom Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	465,672 USD	(30,457)
Dynegy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	393,665 USD	(17,074)
E. W. Scripps Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	260,639 USD	(18,711)
Eagle Pharmaceuticals, Inc.	04/22/19	M	0.20%	Morgan Stanley Capital Services LLC	217,284 USD	(759)
Earthstone Energy, Inc.	04/22/19	M	1.65%	Morgan Stanley Capital Services LLC	35,678 USD	(3,029)
Eastman Chemical Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	91,907 USD	(2,383)
Ebay, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	561,755 USD	(1,453)
Echo Global Logistics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	38,274 USD	(4,799)
Eclipse Resources Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	157,654 USD	(8,528)
Ecolab, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	396,151 USD	5,691

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Edgewell Personal Care Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	100,766 USD	$1,799
Edison International	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	555,415 USD	16,383
Editas Medicine, Inc.	04/22/19	M	2.05%	Morgan Stanley Capital Services LLC	200,124 USD	(29,340)
EDP Energias De Portugal SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	335,602 EUR	22,219
Edwards Lifesciences Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	256,325 USD	6,333
Ehealth, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	147,213 USD	(4,178)
Eldorado Resorts, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	363,156 USD	(11,488)
Electronic Arts, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	341,318 USD	597
Electronics for Imaging	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	512,601 USD	(10,187)
Elisa Oyj	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,716,258 EUR	(28,236)
Ellie Mae, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	428,962 USD	13,055
Emerald Expositions Events, Inc.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	25,841 USD	(838)
Employers Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	25,565 USD	(2,569)
Enagas SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	441,038 EUR	2,606
Encore Capital Group, Inc.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	74,086 USD	(72)
Endesa SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	282,973 EUR	14,874
Endologix, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	161,167 USD	1,423
Endurance International Group Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	127,165 USD	(10,948)
Energen Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	404,782 USD	(14,668)
Energizer Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	276,423 USD	4,498
Energy Recovery, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	431,360 USD	(62,516)
Enersys	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	26,049 USD	(374)
Engility Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	150,872 USD	(25,476)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Enova International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	82,273 USD	$(2,086)
Enstar Group Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	47,822 USD	(1,762)
Entergy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	163,323 USD	(11)
Entravision Communications	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	33,402 USD	—
Envision Healthcare Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	91,115 USD	2,294
Eog Resources, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	672,362 USD	(18,071)
EPR Properties	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	33,387 USD	(18)
EQT Corp.	08/06/18	M	0.95%	Deutsche Bank AG	4,946,236 USD	(436,130)
EQT Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	398,996 USD	(3,143)
Equifax, Inc.	09/17/19	T	0.89%	Barclays Bank plc	4,561,876 USD	81,043
Equifax, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	564,269 USD	(41,676)
Ericsson LM	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	3,929,896 SEK	(9,038)
Ericsson LM	03/13/18	M	0.81%	JPMorgan Chase Bank, N.A.	4,591,000 SEK	(10,559)
Erste Group Bank AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,035,249 EUR	(28,309)
Esperion Therapeutics, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	91,759 USD	(1,063)
Essilor International S.A.	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	167,107 EUR	2,513
Essilor International S.A.	03/13/18	M	0.67%	JPMorgan Chase Bank, N.A.	2,122,000 EUR	31,911
Essilor International S.A.	07/06/18	M	0.35%	Morgan Stanley Capital Services LLC	3,101,318 EUR	203,887
Estee Lauder Companies	06/06/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	13,413,653 USD	(1,523,049)
Estee Lauder Companies	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	152,324 USD	916
Esterline Technologies Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	43,630 USD	(2,346)
Etsy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	194,024 USD	3,027
Euro Stoxx Banks Index	12/19/17	0	0.00%	Credit Suisse Securities (Europe) Limited	1,422,132 EUR	(20,116)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Everbridge, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	97,196 USD	$(12,077)
Everest Group Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	274,087 USD	(1,352)
Eversource Energy	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	712,320 USD	8,376
Evolent Health, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	4,537 USD	(145)
Evonik Industries AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	281,755 EUR	(13,770)
Exact Sciences Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	237,262 USD	(16,008)
Exelixis, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	394,128 USD	26,147
Exelon Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	393,788 USD	(2,500)
Expedia, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	437,097 USD	(3,215)
Express Scripts Holding Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	137,634 USD	(2,493)
Express, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	183,903 USD	(4,173)
Exterran Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	121,173 USD	(7,321)
Extra Space Storage, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	8,608 USD	(23)
Extraction Oil & Gas, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	470,397 USD	(54,587)
Exxon Mobil Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	193,389 USD	(3,282)
EZCorp, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	75,115 USD	(799)
Fabrinet	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	252,033 USD	3,250
Facebook, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	656,704 USD	(1,658)
FactSet Research Systems Inc.	06/06/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	19,019,031 USD	(1,340,424)
Fairmount Santrol Holdings	04/22/19	M	2.05%	Morgan Stanley Capital Services LLC	295,299 USD	(113,840)
Fastenal Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	130,867 USD	(4,915)
FBL Financial Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,707 USD	(597)
Federal Realty Investment Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	3,723 USD	(3)
Federated Investors, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	86,366 USD	(5,080)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Federated National Holding Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	324,637 USD	$(30,053)
Ferro Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	206,314 USD	(11,936)
Fiat Chrysler Automoblies NV	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	436,137 EUR	(47,536)
Fibrogen, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	352,511 USD	(8,917)
Fidelity & Guaranty Life Insurance Co.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	10,764 USD	52
Fifth Third Bancorp	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	71,790 USD	(3,952)
Financial Engines, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,612 USD	(693)
Finisar Corporation	09/10/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	9,876,023 USD	(104,601)
Finisar Corporation	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	243,894 USD	(3,346)
FireEye, Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	78,654 USD	2,586
First American Financial	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	117,012 USD	(1,417)
First Bancorp Puerto Rico	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	34,483 USD	3,671
First Commonwealth Financial Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	6,552 USD	(499)
First Data Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	407,630 USD	(2,076)
First Financial Bancorp	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,704 USD	(100)
First Financial BanCorp	08/06/18	M	0.95%	Deutsche Bank AG	1,117,604 USD	(19,921)
First Horizon National Corp.	08/06/18	M	0.95%	Deutsche Bank AG	1,661,854 USD	(151,000)
First Interstate BancSystem	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,383 USD	(109)
Fitbit, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	179,723 USD	(9,227)
Five Below	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	576,551 USD	(57,862)
Five Prime Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	125,883 USD	(14,111)
Fleetcor Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	719,746 USD	(35,842)
Flexion Therapeutics, Inc.	04/22/19	M	1.40%	Morgan Stanley Capital Services LLC	279,478 USD	(695)
Floor & DeCor Holdings Inc. A	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	366,983 USD	(2,190)
Flotek Industries, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	236,849 USD	41,907

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Flowserve Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	340,026 USD	$(8,530)
Fluor Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	466,249 USD	(18,574)
FMC Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	273,856 USD	(236)
FNB Corp	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,420 USD	(138)
FNF GROUP	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	24,931 USD	156
Foot Locker, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	575,807 USD	16,865
Ford Motor Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,735 USD	(414)
Forest City Realty Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,018 USD	(22)
FormFactor, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	257,559 USD	(16,927)
Fortive Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	429,534 USD	(7,169)
Forum Energy Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	132,618 USD	(17,462)
Fossil Group, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	95,552 USD	(6,919)
Foundation Building Material	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	110,730 USD	(11,497)
Fox Factory Holding Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	180,568 USD	(6,960)
Francesca’s Holdings Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	304,517 USD	4,082
Franklin Financial Network	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,953 USD	(639)
Franklin Street Properties Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,539 USD	(84)
Freeport-McMoRan, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	903,936 USD	(8,678)
Fresenius SE & Co. KGaA	07/06/18	M	0.35%	Morgan Stanley Capital Services LLC	1,490,605 EUR	26,649
Fresenius SE & Co. Kgaa	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	188,773 EUR	1,041
G-III Apparel Group Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	629,810 USD	17,198
Gain Capital Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	92,840 USD	—
Gardner Denver Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	248,567 USD	(24,074)
Gartner, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	305,552 USD	(6,095)
Gas Natural SDG SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	615,657 EUR	21,209
GCP Applied Technologies	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	165,598 USD	(3,713)
Generac Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	267,197 USD	(3,836)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
General Communication, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	205,895 USD	$(625)
General Electric Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	18,546 USD	(194)
General Mills, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	319,995 USD	9,538
General Motors Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	193,009 USD	(6,226)
GenesCo, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	110,491 USD	(1,415)
Genesee & Wyoming, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	31,499 USD	(251)
Genmark Diagnostics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	6,262 USD	(498)
Gentherm, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	121,039 USD	(12,590)
Genuine Parts Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	58,123 USD	(3,572)
Genworth Financial, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	239,897 USD	8,870
GGP, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	201,224 USD	9,683
Gibraltar Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	177,480 USD	(13,158)
Gigamon, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	382,848 USD	12,645
Givaudan REG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	536,360 CHF	(22,714)
Glaxosmithkline PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	191,623 GBP	(6,093)
Global Blood Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	689,396 USD	(67,603)
Global Brass + Copper Holdings	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	62,141 USD	(4,750)
Global Eagle Entertainment, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	255,184 USD	(19,247)
Global Payments, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	229,491 USD	5,790
GoDaddy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	102,647 USD	703
Goodyear Tire & Rubber Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	315,800 USD	(7,989)
Grand Canyon Education, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	12,650 USD	(1,337)
Granite Construction, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	80,145 USD	(753)
Gray Television, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	176,823 USD	(23,619)
Great Plains Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	6,742 USD	15
Great Western Bancorp, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,573 USD	(276)
Greenhill & Co., Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	248,930 USD	(28,904)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Greenlight Capital Re, Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	33,178 USD	$(704)
Group 1 Automotive, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	11,341 USD	(253)
Groupon, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	499,141 USD	(89,415)
Grubhub, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	14,707 USD	225
GTT Communications, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	230,264 USD	(5,971)
Gulfport Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	378,392 USD	(28,061)
Hain Celestial Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	338,197 USD	438
HalCon Resources Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	264,055 USD	(14,405)
Hanesbrands, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	284,777 USD	5,482
Hanover Insurance Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	246,723 USD	(1,030)
Harley Davidson, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	213,181 USD	768
Harsco Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	157,604 USD	(18,542)
Hartford Financial Svervices Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	638,687 USD	(12,616)
Hasbro, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	420,674 USD	(7,805)
Hawaiian Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	250,697 USD	10,565
HC2 Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	32,569 USD	(1,962)
HCI Group, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	289,353 USD	(5,593)
HCP, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	169,544 USD	9,326
HD Supply Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	474,890 USD	(52,814)
Healthcare Trust of America, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	9,220 USD	400
Healthstream, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,139 USD	58
Hecla Mining Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	255,889 USD	2,023
Hennes & Mauritz AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	21,318,731 SEK	72,371
Hennes & Mauritz AB	10/10/18	M	0.81%	JPMorgan Chase Bank, N.A.	21,700,000 SEK	73,666

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Herc Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	408,544 USD	$(35,296)
Heron Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	460,383 USD	(22,421)
Hersha Hospitality Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	11,654 USD	(165)
Hershey Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	116,649 USD	(1,473)
Hertz Global Holdings, Inc.	04/22/19	M	0.85%	Morgan Stanley Capital Services LLC	602,695 USD	(40,155)
Hess Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	201,851 USD	(16,047)
HFF, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	148,760 USD	(8,887)
Hibbett Sports, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	22,963 USD	(663)
Hilton Worldwide Holdings, Inc.	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	1,284,960 USD	(54,384)
Hologic, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	18,419 USD	404
Home Depot, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	361,229 USD	(10,379)
HomeStreet, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	8,358 USD	(633)
Horace Mann Educators	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	66,224 USD	(2,009)
Horizon Global Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	546,181 USD	(20,133)
Horizon Pharma PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	247,032 USD	(11,145)
Hormel Foods Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	318,413 USD	(4,916)
Hospitality Properties Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	8,444 USD	(18)
Host Hotels & Resorts, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	25,568 USD	(336)
Hostess Brands, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	424,734 USD	(5,993)
Houghton Mifflin Harcourt Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	237,473 USD	(20,324)
Howard Hughes Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	470,718 USD	(1,945)
HRG Group, Inc .	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	345,487 USD	(9,157)
HSBC Holdings PLC	03/13/18	M	0.05%	JPMorgan Chase Bank, N.A.	5,811,505 GBP	(320,076)
HSBC Holdings PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	5,267,534 GBP	(290,116)
Hub Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	127,308 USD	(11,119)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hudson Technologies, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	98,763 USD	$14,556
Humana, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	12,738 USD	(175)
Huntington Bancshares, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	94,335 USD	(8,872)
Huntington Ingalls Industries	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	227,966 USD	(11,381)
Huntsman Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,418 USD	(8)
Hyatt Hotels Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	321,744 USD	(4,198)
Iberdrola SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,603,115 EUR	75,871
IdaCorp. Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	9,767 USD	6
IES Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	89,232 USD	(2,112)
IHS Markit Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	286,979 USD	1,076
II VI, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	17,774 USD	(126)
Illinois Tool Works	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	388,744 USD	(1,870)
Illumina, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	446,475 USD	15,406
IMAX Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	419,104 USD	(11,404)
Impax Laboratories, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	411,915 USD	8,919
Imperva, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	43,879 USD	696
INC Research Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	96,001 USD	1,286
Incyte Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	806,928 USD	1,539
Infineon Technologies AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	430,502 EUR	(18,983)
Infinera Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	29,153 USD	(1,742)
Infinity Property & Casualty	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,476 USD	(31)
ING Groep NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,661,363 EUR	(53,992)
Ingenico Group	03/27/18	3M	0.40%	Credit Suisse Securities (Europe) Limited	708,319 EUR	4,446
Ingersoll Rand PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	288,279 USD	1,063
Ingevity Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	482,429 USD	(22,454)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Innogy SE	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	161,222 EUR	$(4,560)
Inovalon Holdings, Inc.	04/22/19	M	0.85%	Morgan Stanley Capital Services LLC	34,907 USD	(625)
Inphi Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	515,817 USD	3,896
Insmed, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	501,345 USD	(47,920)
Installed Building Products	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	400,535 USD	(43,345)
Insteel Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	126,613 USD	(6,313)
Insulet Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	86,737 USD	6,100
Integrated Device Technology, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	46,716 USD	1,637
Intel Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	161,183 USD	(4,351)
Intellia Therapeutics, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	499,113 USD	(46,195)
Intelsat SA	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	369,204 USD	(2,895)
Intercept Pharmaceuticals, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	285,399 USD	110,815
Interdigital, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	80,138 USD	783
International Business Machines Corp	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	94,188 USD	31
International Business Machines Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	166,695 USD	491
International Paper Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	54,491 USD	569
Interpublic Group of Cos., Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	57,622 USD	(1,899)
Intra-Cellular Therapies, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	243,969 USD	42,316
Intrexon Corp.	04/22/19	M	2.05%	Morgan Stanley Capital Services LLC	29,152 USD	542
Intuit, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	113,051 USD	1,613
Intuitive Surgical, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	10,361 USD	(97)
Investors Bancorp, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	15,828 USD	(417)
Invitae Corp.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	50,591 USD	(1,731)
Ionis Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	569,956 USD	70,916

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Iovance Biotherapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	318,905 USD	$171
iRhythm Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	263,608 USD	(17,271)
Iridium Communications, Inc.	04/22/19	M	0.20%	Morgan Stanley Capital Services LLC	1,576 USD	(31)
iRobot Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	205,328 USD	6,744
Ironwood Pharmaceuticals, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	102,665 USD	2,920
iShares MSCI Brazil Small Cap Index ETF	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	1,185,319 USD	45,389
J M Smucker Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	83,478 USD	1,108
J.B. Hunt Transport Services, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	167,903 USD	(5,270)
Jack Henry & Associates, Inc.	06/11/19	T	0.89%	Barclays Bank plc	19,015,004 USD	128,678
Jacobs Engineering Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	148,502 USD	(2,476)
Jagged Peak Energy, Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	572,156 USD	(62,747)
JCDecaux SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	21,884 EUR	(1,581)
Jetblue Airways Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	165,714 USD	6,912
John Bean Technologies Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	257,097 USD	(13,648)
Johnson Controls International PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	361,074 USD	(1,092)
Johnson Matthey PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	293,734 GBP	(81,220)
Jones Lang Lasalle, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	388,061 USD	(2,076)
Jounce Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	234,090 USD	(4,440)
JPMorgan Chase & Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	228,500 USD	(9,702)
Julius Baer Group Ltd.	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	1,644,434 CHF	(72,625)
Juno Therapeutics, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	265,417 USD	(3,967)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kansas City Southern	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	275,198 USD	$(2,805)
Karyopharm Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	140,387 USD	(14)
KBC Groep NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	332,469 EUR	2,113
Keane Group, Inc.	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	514,381 USD	(91,971)
Kellogg Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	259,922 USD	9,319
Kemper Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,678 USD	(71)
Kennedy Wilson Holdings Inc.	08/14/18	M	0.95%	Deutsche Bank AG	67,261 USD	630
Kennedy Wilson Holdings Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	166,649 USD	3,947
KeyCorp	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	24,712 USD	(1,241)
Keysight Technologies In	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	86,918 USD	(609)
KEYW Holding Corp.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	24,240 USD	(2,456)
Kimberly Clark Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	222,742 USD	(26)
Kimco Realty Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	241,462 USD	11,750
Kingfisher PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	127,958 GBP	(5,636)
Kite Pharma, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	516,549 USD	(2,383)
Kite Realty Group Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	130,307 USD	2,894
KLA-Tencor Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	249,424 USD	(12,608)
Kohls Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	43,386 USD	(27)
Koninklijke DSM N.V.	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	681,747 EUR	(38,776)
Koppers Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	311,237 USD	(40,011)
Kraft Heinz Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	529,300 USD	13,515
Kraton Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	165,227 USD	(34,426)
Kratos Defense & Security Solutions, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	49,921 USD	(2,517)
Kroger Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	391,966 USD	19,050
L Brands Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	328,040 USD	(9,042)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
L’ Oreal	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,117,464 EUR	$1,401
L’Oreal	05/09/18	M	0.67%	JPMorgan Chase Bank, N.A.	1,789,000 EUR	(11,819)
L3 Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	83,802 USD	139
La Jolla Pharmaceutical Co	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	412,166 USD	(35,905)
Lafargeholcim Ltd.	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	711,785 CHF	21,434
Lam Research Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	554,894 USD	(27,797)
Lancaster Colony Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	121,877 USD	(1,006)
Laredo Petroleum, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	568,402 USD	(28,344)
Las Vegas Sands Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	572,987 USD	(7,597)
Lasalle Hotel Properties	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	12,586 USD	(9)
Laureate Education, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	317,333 USD	(3,975)
Lazard Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,376 USD	(116)
LCI Industries	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	66,379 USD	(5,100)
LCNB Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,148 USD	(415)
Lear Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	285,253 USD	(5,695)
Legal & General Group PLC	01/17/18	3M	0.25%	Credit Suisse Securities (Europe) Limited	390,555 GBP	2,251
Legal & General Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	1,938,859 GBP	(86,774)
Legal & General Group PLC	08/08/18	M	0.05%	JPMorgan Chase Bank, N.A.	3,018,000 GBP	(135,072)
Legg Mason, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	15,281 USD	(404)
LendingClub Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	255,835 USD	3,703
LendingTree, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	95,449 USD	(1,842)
Leonardo SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	267,559 EUR	(20,162)
Level 3 Communications, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	243,521 USD	1,211
Lexington Realty Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,782 USD	(37)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
LGI Homes, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	159,623 USD	$(13,286)
Liberty Broadband Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	765,559 USD	14,568
Liberty Expedia Holdings	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	211,994 USD	(1,933)
Liberty Interactive Corp.	08/06/18	M	0.95%	Deutsche Bank AG	2,888,501 USD	104,577
Liberty Interactive Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	578,781 USD	(11,058)
Liberty Media Corp.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	1,037,270 USD	34,744
Liberty TripAdvisor Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	389,188 USD	40,893
Liberty Ventures	08/06/18	M	0.95%	Deutsche Bank AG	1,297,698 USD	(113,543)
Life Storage, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	115,791 USD	(1,197)
LInc.oln Electric Holdings	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	177,167 USD	(692)
Lincoln National Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	406,270 USD	(8,378)
Lindblad Expeditions Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	6,742 USD	172
Lions Gate Entertainment Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	390,297 USD	(34,518)
Lithia Motors, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	55,868 USD	(2,362)
Live Nation Entertainment, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	225,715 USD	(4,839)
LKQ Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	185,658 USD	(3,361)
Loews Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	737,300 USD	(4,434)
Logmein, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	324,879 USD	2,542
Loral Space & Communications Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	323,866 USD	(36,296)
Lowe’s Cos, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	741,213 USD	(17,178)
Loxo Oncology, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	680,770 USD	(35,186)
LSC Communications, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	264,255 USD	(3,009)
Lululemon Athletica, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	642,987 USD	(20,660)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lumber Liquidators Holdings	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	282,116 USD	$(9,845)
Lumentum Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	682,080 USD	24,554
LVMH Moet Hennessy Louis Vuitton	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,042,360 EUR	(18,479)
Lydall, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	295,591 USD	(22,482)
LyondellBasell Industries NV	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	518,511 USD	(13,289)
MacDonald Dettwiler & Associates	08/07/18	M	0.83%	Deutsche Bank AG	1,889,196 CAD	(102,800)
Macerich Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	286,388 USD	2,029
Mack Cali Realty Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	63,093 USD	(1,304)
Macom Technology Solutions Holdings, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	665,039 USD	5,079
MacroGenics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	216,180 USD	(12,510)
Macy’s, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	259,672 USD	7,913
Maiden Holdings Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	449,281 USD	(11,485)
Mammoth Energy Services, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	234,548 USD	(27,828)
Manhattan Associates, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	38,235 USD	1,487
Manitowoc Company, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	108,615 USD	(11,400)
Marathon Oil Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	178,503 USD	(10,510)
Marcus & Millichap, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	173,241 USD	(10,021)
Marinemax, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	102,395 USD	(5,544)
Markel Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	19,174 USD	(50)
Marriott International, Inc.	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	460,554 USD	(21,282)
Marriott International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,090,697 USD	(34,617)
Marsh & Mclennan Cos.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	131,234 USD	(1,437)
Martin Marietta Materials	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	125,428 USD	(5,528)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Marvell Technology Group Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	78,540 USD	$227
Mastec, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	174,119 USD	(8,094)
Mastercard, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	305,116 USD	265
Matador Resources Co.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	763,994 USD	(84,199)
Matrix Service Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	72,693 USD	(2,987)
Mattel, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	95,453 USD	(2,737)
Maui Land & Pineapple Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	100,655 USD	(4,152)
Maxlinear, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	36,206 USD	(1,390)
Mccormick & Co, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	305,583 USD	(6,443)
McDonald’s Corporation	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	25,845 USD	(7)
McKesson Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	846,094 USD	(15,504)
MDC Partners, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	274,638 USD	(34,979)
MDU Resources Group Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,846 USD	118
Medical Properties Trust, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	55,672 USD	211
Medicines Company	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	185,485 USD	(14,864)
Meet Group, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	81,954 USD	5,659
Merck KGaA	07/06/18	M	0.35%	Morgan Stanley Capital Services LLC	2,689,401 EUR	150,638
Mercury General Corp.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	60,149 USD	58
Mercury Systems, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	133,110 USD	(12,777)
Meta Financial Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	208,398 USD	(8,770)
Methode Electronics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	9,678 USD	(698)
Metlife, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	437,411 USD	(18,917)
MGE Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	25,874 USD	163
MGM Resorts International	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	834,895 USD	(13,911)
Michael Kors Holdings Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	536,471 USD	(26,389)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Michelin	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,023,240 EUR	$(35,273)
Microchip Technology, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	287,259 USD	(845)
Micron Technology, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	604,533 USD	(66,162)
Microsemi Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	124,382 USD	(4,936)
Microstrategy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	132,040 USD	(778)
Middleby Corp.	09/25/19	T	0.89%	Barclays Bank plc	5,788,078 USD	(323,580)
Middleby Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	488,820 USD	(26,808)
Milacron Holdings Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	88,852 USD	(2,765)
Minerals Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	54,560 USD	(1,536)
Minerva Neurosciences, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	231,253 USD	(11,164)
Mistras Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	10,416 USD	248
MKS Instruments, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	179,919 USD	(9,737)
Modine Manufacturing Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	311,679 USD	(27,294)
Mohawk Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	123,788 USD	(215)
Molson Coors Brewing Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	419,889 USD	25,160
Mondelez International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	914,121 USD	2,483
Monro Muffler Brake, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	103,124 USD	(10,770)
Monsanto Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	336,461 USD	(832)
Monster Beverage Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	490,357 USD	6,975
Motorcar Parts of America, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	48,176 USD	(4,292)
MRC Global, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	148,235 USD	(4,452)
MSG Networks, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	44,412 USD	104
Mueller Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,636 USD	(1,043)
Mueller Water Products, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	87,546 USD	(3,782)
Murphy USA, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	231,323 USD	(7,969)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Mylan NV	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	252,578 USD	$5,100
MyoKardia, Inc.	04/22/19	M	0.00%	Morgan Stanley Capital Services LLC	439,372 USD	23,513
MYR Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	202,229 USD	(16,758)
National Beverage Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	114,120 USD	(5,216)
National Fuel Gas Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	27,524 USD	1,031
National General Holdings	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	219,179 USD	(17,594)
National Retail Properties	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	81,721 USD	2,858
Natixis	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	933,546 EUR	(52,590)
Navient Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	159,160 USD	(7,502)
Navistar International Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	125,052 USD	(15,751)
NCI Building Systems, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	85,642 USD	(8,114)
NCS Multistage Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	212,741 USD	(17,705)
Nektar Therapeutics	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	626,830 USD	(48,122)
Nestle SA	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	4,598,183 CHF	18,149
Netflix, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,120,295 USD	6,443
Neurocrine Biosciences, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	189,080 USD	(11,060)
Nevro Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	182,548 USD	(5,392)
New Jersey Resources Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	50,063 USD	831
New Residential Investment	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	3,323 USD	(40)
New York Community Bancorp	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	93,797 USD	(4,579)
Newell Brands, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	875,743 USD	5,616
Newfield Exploration Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	748,248 USD	(68,122)
Newmont Mining Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	643,784 USD	5,288
Newstar Financial, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	81,437 USD	(5,955)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nexstar Media Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	395,514 USD	$(25,883)
Nextera Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	677,508 USD	5,429
NIC, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	21,476 USD	(253)
Nielsen Holdings PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	62,496 USD	(384)
Nike, Inc.	06/06/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	35,783,215 USD	1,174,014
Nike, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	447,372 USD	11,677
NiSource, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	99,427 USD	4,002
NL Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	37,509 USD	(5,935)
NN Group NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	2,913,242 EUR	(176,120)
NN Group NV	08/08/18	M	0.77%	JPMorgan Chase Bank, N.A.	1,680,500 EUR	(106,371)
Noble Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	199,379 USD	(12,045)
Nordson Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	422,794 USD	(19,211)
Nordstrom, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	94,807 USD	(106)
Northern Trust Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	10,957 USD	17
Northwestern Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	105,741 USD	1,313
Novartis AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	1,361,825 CHF	(8,534)
Novo Nordisk A/S	03/28/18	M	0.36%	Credit Suisse Securities (Europe) Limited	3,308,204 DKK	(874)
Novocure Ltd.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	122,328 USD	5,510
Now, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	124,118 USD	(11,704)
NRG Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	849,806 USD	(80,545)
Nuance Communications, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	56,461 USD	1,976
Nucor Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	692,250 USD	(23,437)
Nutanix, Inc.	04/22/19	M	1.50%	Morgan Stanley Capital Services LLC	144,301 USD	(5,555)
Nutrisystem, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	30,663 USD	(3,045)
Nvidia Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,057,527 USD	6,181

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NVR, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	34,376 USD	$116
O’Reilly Automotive, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,442,355 USD	(34,653)
Oasis Petroleum, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	93,642 USD	(9,004)
Occidental Petroleum Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	251,802 USD	(8,827)
Oclaro, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	659,677 USD	28,030
Ocwen Financial Corp.	04/22/19	M	0.20%	Morgan Stanley Capital Services LLC	286,074 USD	(37,651)
OFG Bancorp	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	3,235 USD	152
Oge Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,861 USD	6
Oil States International Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	22,402 USD	(920)
Old Republic Intl Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,717 USD	(22)
Ollie’s Bargain Outlet Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	256,026 USD	(3,071)
Omega Healthcare Investors, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	98,057 USD	2,806
Omnicom Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	411,997 USD	1,501
Omnova Solutions, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	5,085 USD	(1,102)
On Deck Capital, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	253,297 USD	(4,977)
On Semiconductor Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	462,613 USD	(28,153)
OneMain Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	356,515 USD	(5,275)
Opus Bank	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	355,853 USD	(34,123)
Oracle Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	173,914 USD	1,256
OrbComm, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	71,039 USD	(1,173)
Orbital ATK, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	50,683 USD	(317)
Ormat Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	658,580 USD	(25,425)
Oshkosh Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	92,901 USD	(4,579)
Outfront Media, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	27,859 USD	(4,572)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Owens Illinois, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	314,855 USD	$(7,596)
PACCAR, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	498,071 USD	(15,760)
Pacific Biosciences of California	04/22/19	M	0.13%	Morgan Stanley Capital Services LLC	306,644 USD	4,218
Pacific Continental Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,503 USD	(273)
Pacira Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	149,052 USD	(2,012)
Pacwest BanCorp	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	21,046 USD	(1,482)
Palo Alto Networks, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	475,446 USD	(4,695)
Pandora Media, Inc.	04/22/19	M	1.50%	Morgan Stanley Capital Services LLC	165,215 USD	4,347
Panhandle Oil and Gas, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	93 USD	(2)
Papa John’s International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	351,644 USD	(1,284)
Paramount Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	19,580 USD	12
Paratek Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	29,246 USD	(849)
Parker Hannifin Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	741,535 USD	(14,026)
Parsley Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,154,994 USD	(30,832)
Party City Holdco, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	114,982 USD	2,083
Patrick Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	153,973 USD	(15,740)
Patterson UTI Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	73,020 USD	(5,254)
Paylocity Holding Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	44,489 USD	(1,793)
Paypal Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	465,605 USD	(9,881)
PDC Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	496,257 USD	(52,487)
PDF Solutions, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	11,591 USD	(723)
Peabody Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	213,508 USD	4,114
Pebblebrook Hotel Trust	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	11,350 USD	(612)
Pembina Pipeline Corp.	08/07/18	M	1.05%	Deutsche Bank AG	4,610,214 CAD	(82,100)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Penn National Gaming, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	100,686 USD	$(2,441)
Penn Real Estate Investment Trust	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	291,870 USD	5,073
Penn Virginia Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	216,735 USD	(3,874)
PennyMac Financial Service, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	23,804 USD	(902)
Pentair PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	52,961 USD	(1,678)
People’s United Financial	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	64,985 USD	(4,727)
Perrigo Co. PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	27,320 USD	232
Peugeot SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	464,033 EUR	(36,582)
PG&E Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	572,187 USD	7,857
PGT Innovations, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	97,704 USD	(6,259)
PHH Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	12,943 USD	(583)
Physicians Realty Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	63,079 USD	3,400
Pilgrim’s Pride Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	324,329 USD	11,194
Pinnacle Foods, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	47,991 USD	654
Pinnacle West Capital	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	256,666 USD	3,916
Pioneer Natural Resources Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	979,565 USD	(54,395)
Planet Fitness, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	49,169 USD	(1,418)
Ply Gem Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	173,568 USD	(11,390)
PNC Financial Services Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	44,007 USD	(197)
Polaris Industries, Inc.	04/22/19	M	1.65%	Morgan Stanley Capital Services LLC	146,916 USD	(194)
Pool Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	146,997 USD	(3,143)
Popular, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,722 USD	1,287
Portland General Electric Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	8,632 USD	6
Portola Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	218,643 USD	(1,529)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Post Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	256,668 USD	$(7,083)
Power Integrations, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	4,815 USD	(16)
PPG Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	510,220 USD	(8,306)
PPL Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	229,356 USD	2,567
PRA Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	297,379 USD	(180)
Praxair, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	325,630 USD	(9,606)
Presidio, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	44,082 USD	(1,481)
Priceline Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	742,495 USD	2,844
Primerica, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	48,717 USD	(3,312)
Primo Water Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	307,329 USD	1,291
Principal Financial Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	455,020 USD	(8,743)
Proassurance Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	127,594 USD	(779)
Progenics Pharmaceuticals, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	316,608 USD	(49,206)
Progressive Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	135,408 USD	(4,139)
Proofpoint, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	186,113 USD	3,561
Propetro Holding Corp.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	241,950 USD	(50,059)
Prosperity Bancshares, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	129,994 USD	(10,603)
Protagonist Therapeutics, Inc.	04/22/19	M	3.15%	Morgan Stanley Capital Services LLC	165,202 USD	(20,139)
Prothena Corp. PLC	04/22/19	M	0.00%	Morgan Stanley Capital Services LLC	286,854 USD	829
Proto Labs, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	195,815 USD	(15,535)
Proximus	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,206,424 EUR	(19,583)
Prudential Financial, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	568,949 USD	(11,452)
PTC, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	24,483 USD	(730)
Public Service Enterprise Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	551,131 USD	(1,788)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Public Storage	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	88,955 USD	$(279)
Puma Biotechnology, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	528,908 USD	(76,668)
Pure Storage, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	74,266 USD	(6,627)
PVH Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	297,137 USD	(365)
Pzena Investment Management, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	120 USD	(22)
Q2 Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	24,200 USD	(873)
QEP Resources, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	61,507 USD	(4,713)
Qorvo, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	232,406 USD	10,046
Qualcomm, Inc.	06/22/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	22,558,884 USD	1,851,655
Quanta Services, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	166,406 USD	(3,739)
Quantenna Communications, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	96,477 USD	6,628
Quintiles Ims Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	416,967 USD	(2,767)
Quotient Technology, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	70,093 USD	3,409
Ra Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	274,226 USD	8,681
Ramco Gershenson Properties	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	92,774 USD	3,500
Range Resources Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	556,845 USD	(27,515)
Re/Max Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	98,146 USD	(3,852)
Realogy Holdings Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	422,624 USD	10,123
Realty Income Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	50,510 USD	(46)
Reckitt Benckiser Group PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	314,699 GBP	(2,365)
Reckitt Benckiser Group PLC	03/13/18	M	0.05%	JPMorgan Chase Bank, N.A.	3,387,500 GBP	(25,460)
Red Electrica Corp.oracion SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	440,819 EUR	1,848
Red Hat, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	382,367 USD	(10,410)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Red Robin Gourmet Burgers	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	100,294 USD	$(3,891)
Red Rock Resorts, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	78,728 USD	(1,822)
Regency Centers Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	81,138 USD	362
Regeneron Pharmaceuticals	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	470,172 USD	(13,165)
REGENXBIO, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	170,383 USD	(16,246)
Regions Financial Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	58,066 USD	(6,250)
Reinsurance Group of America	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	468,953 USD	(8,379)
Reliance Steel & Aluminum	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	83,820 USD	(653)
RELX NV	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	4,348,779 EUR	(7,903)
RELX NV	05/09/18	M	0.77%	JPMorgan Chase Bank, N.A.	901,750 EUR	1,477
RELX PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	1,139,665 GBP	(7,105)
RELX PLC	08/08/18	M	0.05%	JPMorgan Chase Bank, N.A.	1,225,500 GBP	(3,015)
Renaissancere Holdings Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	194,278 USD	(865)
Repligen Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	235,549 USD	10,726
Resolute Energy Corp.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	582,289 USD	7,758
Resource Capital Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	209,899 USD	(13,689)
Retail Opportunity Investments Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	80,114 USD	3,352
Retail Properties of America, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	86,800 USD	3,307
REV Group Inc	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	6,084 USD	(416)
Rexnord Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	82,690 USD	(2,967)
Rice Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	874,547 USD	(8,354)
Rignet, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	15,033 USD	—
Rite Aid Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	615,524 USD	128,450
RLI Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	250,455 USD	(15,409)
Rmr Group Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	28,862 USD	(305)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Rockwell Automation, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	248,499 USD	$(3,490)
Rockwell Collins, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	322,359 USD	812
Ross Stores, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	542,003 USD	(30,475)
Royal Bank Of Scotland Group	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	2,430,610 GBP	(202,239)
Royal Bank Of Scotland Group	05/10/18	M	0.05%	JPMorgan Chase Bank, N.A.	1,258,500 GBP	(111,220)
Royal Caribbean Cruises Ltd	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	550,556 USD	1,716
Royal Gold, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	84,100 USD	2,275
RSP Permian, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	488,857 USD	(51,266)
Ryerson Holding Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	333,835 USD	(70,870)
Safeguard Scientifics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	25,597 USD	(689)
Safety Insurance Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	5,212 USD	(358)
Sage Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	52,251 USD	417
Sainsbury PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	1,179,330 GBP	(1,330)
Salesforce.com, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	155,046 USD	2,491
Sally Beauty Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	73,835 USD	2,231
Sandvik AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	20,871,639 SEK	(96,521)
Sarepta Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	768,297 USD	13,960
Scana Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	278,874 USD	33,079
Schwab (Charles) Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	17,934 USD	(1,574)
Scientific Games Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	198,260 USD	(29,798)
Scripps Networks Interactive, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	420,600 USD	83
Sealed Air Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	308,589 USD	(277)
Seattle Genetics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	489,796 USD	(5,988)
Select Comfort Corporation	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	300,186 USD	(16,431)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Selecta Biosciences, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	319,338 USD	$(6,425)
Selective Insurance Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,420 USD	(173)
Sempra Energy	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	885,266 USD	25,753
Semtech Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	3,412 USD	(230)
Senior Housing Prop Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	38,872 USD	1,101
Sensata Technologies Holding	09/10/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	11,429,586 USD	(802,066)
Sensata Technologies Holding	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	395,132 USD	(7,454)
Sequential Brands Group, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	63,877 USD	(1,086)
Servicemaster Global Holding	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	313,071 USD	(206)
Servicenow, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	400,945 USD	(5,356)
Servicesource International	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	967 USD	32
Shake Shack, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	191,013 USD	(6,971)
Shenandoah Telecommunication	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	674,754 USD	(51,353)
Sherwin Williams Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	678,228 USD	(24,963)
Shiloh Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	111,948 USD	(16,700)
Shutterfly, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	123,796 USD	(410)
SI Green Realty Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	134,844 USD	(1,026)
Siemens AG	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,864,012 EUR	(61,891)
Signature Bank	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	9,189 USD	(414)
Signet Jewelers Ltd.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	223,045 USD	5,027
Silicon Laboratories, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	121,262 USD	(106)
Silver Spring Networks, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,231 USD	(1)
Simon Property Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	239,718 USD	618

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sinclair Broadcast Group, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	84,267 USD	$(12,203)
Siteone Landscape Supply, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	236,514 USD	(22,612)
Skechers USA, Inc.	06/06/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	28,563,363 USD	1,689,891
Skechers USA, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	55,061 USD	(87)
SKF AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	14,117,281 SEK	(127,924)
Skyworks Solutions, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	664,324 USD	28,876
SLM Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	11,556 USD	(820)
SM Energy Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	146,828 USD	(16,398)
Smart & Final Stores, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	86,509 USD	(5,885)
Smart Sand, Inc.	04/22/19	M	0.10%	Morgan Stanley Capital Services LLC	156,304 USD	(7,236)
Snam SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,495,160 EUR	13,765
Snap-on, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	172,809 USD	(2,427)
Solvay SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	986,067 EUR	921
Sothebys	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	561,885 USD	(16,426)
South Jersey Industries	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	142 USD	4
Southern Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	385,029 USD	6,406
Southern Copper Corp.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	771,062 USD	(6,167)
Southwest Airlines Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	274,212 USD	(2,106)
Southwestern Energy Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	548,990 USD	(30,341)
Spark Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	467,729 USD	(31,032)
Spirit Aerosystems Hold	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	62,738 USD	(59)
Spirit Airlines, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	261,024 USD	1,361
Spirit Realty Capital, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	223,683 USD	4,351
Splunk, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	391,496 USD	3,677
Sportsman’s Warehouse Holding, Inc.	04/22/19	M	1.40%	Morgan Stanley Capital Services LLC	496,067 USD	(9,973)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sprint Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	884,159 USD	$(8,347)
Sprouts Farmers Market, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	119,055 USD	1,424
SPX Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	248,853 USD	(25,593)
Square, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	435,909 USD	(4,769)
St. Joe Co.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	9,061 USD	(402)
Stamps.com, Inc.	04/22/19	M	0.05%	Morgan Stanley Capital Services LLC	88,316 USD	1,784
Standard Chartered PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	218,868 GBP	(2,714)
Stanley Black & Decker, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	321,295 USD	(2,385)
Starbucks Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	737,528 USD	13,088
State Street Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	2,197 USD	(1)
Steel Dynamics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	273,143 USD	(6,374)
Stemline Therapeutics, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	159,116 USD	(10,159)
Stepan Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,933 USD	9
Stericycle, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	272,277 USD	1,482
Sterling Bancorp	08/06/18	M	0.95%	Deutsche Bank AG	2,006,068 USD	(110,750)
Sterling Construction Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	45,961 USD	(1,496)
Stewart Information Services	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	210,890 USD	(6,607)
Stone Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	303,237 USD	(14,389)
Stoneridge, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	55,921 USD	(5,589)
Store Capital Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	93,714 USD	4,107
Storebrand ASA	03/28/18	M	0.68%	Credit Suisse Securities (Europe) Limited	5,801,356 NOK	(72,248)
Storebrand ASA	03/13/18	M	0.19%	JPMorgan Chase Bank, N.A.	12,300,000 NOK	(153,180)
Straight Path Comm	04/22/19	M	0.75%	Morgan Stanley Capital Services LLC	695,516 USD	(2,774)
Stryker Corp.	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	464,301 USD	6,002

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Summit Hotel Properties, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	7,905 USD	$(250)
Sun Hydraulics Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	210,605 USD	(11,929)
Suncoke Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	298,588 USD	(22,674)
Sunrun, Inc.	04/22/19	M	1.15%	Morgan Stanley Capital Services LLC	3,750 USD	653
Superior Energy Services, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	150,560 USD	(9,704)
SuperValu, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	326,243 USD	(13,253)
Surgery Partners, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	688,400 USD	(21,258)
Swiss Life Holding AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	462,870 CHF	(11,627)
Swisscom AG	03/28/18	M	0.79%	Credit Suisse Securities (Europe) Limited	1,115,811 CHF	(33,455)
Symantec Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	618,390 USD	7,567
Synaptics, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	157,947 USD	5,262
Synchronoss Technologies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	426,569 USD	106,466
Synchrony Financial	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	5,630 USD	10
Syndax Pharmaceuticals, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	15,881 USD	27
Synergy Pharmaceuticals, Inc.	04/22/19	M	2.60%	Morgan Stanley Capital Services LLC	100,013 USD	(7,408)
Syros Pharmaceuticals, Inc.	04/22/19	M	0.45%	Morgan Stanley Capital Services LLC	168,568 USD	5,721
Sysco Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	170,887 USD	(1,051)
T Rowe Price Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	5,549 USD	(253)
T-Mobile Us, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	658,188 USD	7,182
Take Two Interactive Software, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	43,884 USD	(1,199)
Tanger Factory Outlet Center, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	257,922 USD	5,883
Targa Resources Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	41,428 USD	230
Target Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	560,771 USD	6,077

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Taubman Centers, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	182,528 USD	$8,130
Taylor Morrison Home Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	5,413 USD	(387)
Team, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	197,842 USD	2,198
Tech Data Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	92,307 USD	(364)
Tejon Ranch Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	106,344 USD	(2,110)
Teladoc, Inc.	04/22/19	M	0.20%	Morgan Stanley Capital Services LLC	117,754 USD	4,248
Tele2 AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	10,100,043 SEK	8,588
Tele2 AB	10/10/18	M	0.81%	JPMorgan Chase Bank, N.A.	18,770,000 SEK	15,961
Telefonica Brasil	03/16/18	M	1.23%	Credit Suisse Securities (Europe) Limited	2,086,069 USD	87,077
Telefonica S.A.	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	5,077,848 EUR	24,708
Telenor ASA	03/28/18	M	0.68%	Credit Suisse Securities (Europe) Limited	5,071,169 NOK	(22,712)
Telia Co. AB	03/28/18	M	0.52%	Credit Suisse Securities (Europe) Limited	2,649,866 SEK	(340)
Tempur Sealy International, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	275,918 USD	(13,647)
Tenet Healthcare Corp.	04/22/19	M	2.05%	Morgan Stanley Capital Services LLC	139,311 USD	2,498
Tenneco, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	239,064 USD	(11,807)
Teradyne, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	17,855 USD	(678)
Terna SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,678,585 EUR	7,996
Terraform Power, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	157,233 USD	2,162
Tesaro, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	985,214 USD	(88,123)
Tesco PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	562,634 GBP	(23,469)
Tesco PLC	07/06/18	M	0.25%	Merrill Lynch International	2,579,974 GBP	(284,993)
Tesla, Inc.	04/22/19	M	0.20%	Morgan Stanley Capital Services LLC	1,516,849 USD	137,099
Texas Capital Bancshares, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	20,817 USD	(1,663)
Texas Instruments, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	577,199 USD	(10,481)
Texas Roadhouse, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	50,130 USD	154

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Textron, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	292,478 USD	$(12,267)
TG Therapeutics, Inc.	04/22/19	M	1.50%	Morgan Stanley Capital Services LLC	308,809 USD	(1,401)
Theravance Biopharma, Inc.	04/22/19	M	1.25%	Morgan Stanley Capital Services LLC	190,874 USD	(14,840)
Thermo Fisher Scientific, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	95,325 USD	(221)
Thermon Group Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	25,280 USD	(590)
Third Point Reinsurance Ltd	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	21,427 USD	(1,786)
Thor Industries, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	388,630 USD	(39,716)
Tiffany & Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	236,321 USD	(4,693)
Tile Shop Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	162,635 USD	28,523
Tilly’s, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	125,944 USD	(4,459)
Timkensteel Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	120,524 USD	(9,298)
Titan International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	282,027 USD	(4,863)
TJX Companies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	401,695 USD	(281)
Torchmark Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	498,663 USD	(9,588)
TPI Composites, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	483,480 USD	(30,117)
Tractor Supply Company	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	428,301 USD	(932)
Trade Desk, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	666,284 USD	(20,659)
Transdigm Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	571,311 USD	1,211
Transunion	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	170,325 USD	(12,902)
Travelers Cos., Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	647,808 USD	(4,611)
Treehouse Foods, Inc.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	320,491 USD	(2,717)
Trevena, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	39,266 USD	(626)
Trex Company, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	35,447 USD	(3,464)
Trinet Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	155,340 USD	1,125
Trinseo SA	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	242,057 USD	2,510

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TripAdvisor, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	704,482 USD	$46,235
Triumph Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	263,361 USD	(15,843)
Tronox Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	49,240 USD	3,116
Tucows, Inc.	04/22/19	M	2.00%	Morgan Stanley Capital Services LLC	250,379 USD	(36,223)
Turning Point Brands, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	64,656 USD	(1,083)
Tutor Perini Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	49,636 USD	(3,359)
Twenty First Century Fox, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	605,380 USD	14,521
Twilio, Inc.	04/22/19	M	1.50%	Morgan Stanley Capital Services LLC	994,556 USD	28,580
Twitter, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	573,020 USD	33,433
Tyson Foods, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	635,127 USD	(29,709)
UBI Banca SpA	04/04/18	M	0.40%	Credit Suisse Securities (Europe) Limited	1,732,453 EUR	(166,602)
UBI Banca SpA	03/09/18	M	2.22%	JPMorgan Chase Bank, N.A.	782,659 EUR	(88,758)
UGI Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	113,661 USD	2,697
Ulta Beauty, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	954,664 USD	(7,899)
Ultimate Software Group, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	75,041 USD	(1,368)
Ultra Petroleum Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	143,800 USD	2,765
Ultragenyx Pharmaceutical, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	410,033 USD	9,571
Unilever NV CVA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	828,864 EUR	11,416
Union Pacific Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	340,231 USD	(5,708)
Unit Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	234,011 USD	(11,117)
United Bankshares, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	87,514 USD	(6,996)
United Continental Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	972,779 USD	(14,086)
United Fire Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	43,421 USD	(3,682)
United Insurance Holdings Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	314,467 USD	(3,546)
United Natural Foods, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	35,223 USD	2,201

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
United Rentals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	560,757 USD	$(43,317)
United States Steel Corp.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	570,115 USD	(12,727)
United Technologies Corp.	08/06/18	M	0.95%	Deutsche Bank AG	1,678,607 USD	(78,960)
Uniti Group, Inc.	04/22/19	M	0.44%	Morgan Stanley Capital Services LLC	245,877 USD	44,757
Univar, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	40,633 USD	(1,200)
Universal Display Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	227,949 USD	3,750
Universal Electronics Inc	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	192,708 USD	(8,904)
Universal Insurance Holdings	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	292,417 USD	(24,776)
Unum Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	488,926 USD	(15,676)
Urban Edge Properties	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	82,489 USD	3,785
Urban Outfitters, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	501,013 USD	(23,090)
Urstadt Biddle	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	46,069 USD	608
US BanCorp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	13,325 USD	34
US Concrete, Inc.	04/22/19	M	0.15%	Morgan Stanley Capital Services LLC	308,722 USD	(20,284)
US Foods Holding Corp.	06/22/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	18,779,354 USD	537,540
US Silica Holdings, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	687,740 USD	(42,902)
USG Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	67,201 USD	(5,021)
Vail Resorts, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	422,347 USD	(359)
Valeo SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	237,766 EUR	(4,133)
Validus Holdings Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	172,698 USD	(6,181)
Valvoline, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	27,550 USD	(1,176)
Vantiv, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	130,910 USD	2,514
Vantiv, Inc.	08/14/18	M	0.95%	Deutsche Bank AG	4,812,187 USD	(32,061)
Varex Imaging Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	5,202 USD	(280)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vasco Data Security International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	20,155 USD	$(1,824)
Vectren Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	29,626 USD	95
VEECO Instruments, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	42,848 USD	(615)
Vereit, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	80,507 USD	3,617
Verizon Communications, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	54,090 USD	96
Vertex Pharmaceuticals, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	616,913 USD	1,760
VF Corp.	04/04/19	T	0.89%	Barclays Bank plc	6,716,705 USD	(150,762)
VF Corp.	06/06/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	24,875,426 USD	(3,851,539)
Viacom, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	688,525 USD	(5,192)
Vinci SA	03/28/18	M	0.40%	Credit Suisse Securities (Europe) Limited	604,523 EUR	(1,336)
Virtus Investment Partners	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	90,019 USD	(3,401)
Visa, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	291,478 USD	(247)
Vista Outdoor, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	124,956 USD	(779)
Visteon Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	60,598 USD	(173)
Vistra Energy Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	319,751 USD	(14,856)
Vitamin Shoppe, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	63,247 USD	7,318
VMware, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	135,018 USD	387
Vonage Holdings Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	419,302 USD	(1,772)
Vornado Realty Trust	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	59,704 USD	(109)
Voya Financial, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	20,555 USD	(1,066)
Voyager Therapeutics, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	22,225 USD	(5,530)
Vulcan Materials Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	101,227 USD	(3,303)
Wabco Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	309,851 USD	(8,941)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wabtec Corp.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	616,106 USD	$(23,376)
Waddell & Reed Financial, Inc.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	87,701 USD	(8,313)
Wageworks, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	237,852 USD	(9,743)
Walgreens Boots Alliance, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	356,814 USD	6,158
Walt Disney Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	286,428 USD	575
Washington Prime Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	128,235 USD	2,268
Wayfair, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	368,211 USD	45,230
Weatherford International PLC	04/22/19	M	0.00%	Morgan Stanley Capital Services LLC	1,043,886 USD	(36,192)
Webster Financial Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,366 USD	(105)
Wec Energy Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	676,880 USD	24,345
Weight Watchers International, Inc.	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	297,035 USD	(10,471)
Weingarten Realty Investors	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	127,951 USD	6,577
Welbilt, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	65,105 USD	(1,740)
Wells Fargo & Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	293,086 USD	(10,901)
Wendy’s Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	312 USD	2
Wesco Aircraft Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	86,606 USD	(5,382)
WESCO International, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	8,300 USD	(612)
Westar Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	138,229 USD	93
Western Digital Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	428,124 USD	6,492
Westlake Chemical Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	564,189 USD	(20,349)
WEX, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	102,220 USD	(1,022)
Weyerhaeuser Co.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	29,955 USD	(944)
Whirlpool Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	151,403 USD	(206)
White Mountains Insurance Group	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	73,525 USD	(177)
Whitestone REIT	04/22/19	M	0.25%	Morgan Stanley Capital Services LLC	44,287 USD	270

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Whiting Petroleum Corp.	04/22/19	M	0.60%	Morgan Stanley Capital Services LLC	141,264 USD	$(17,431)
WildHorse Resource Development Corp.	04/22/19	M	0.40%	Morgan Stanley Capital Services LLC	348,008 USD	(31,079)
Williams Companies, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	224,248 USD	2,054
Willis Towers Watson PLC	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	37,678 USD	200
Wingstop, Inc.	04/22/19	M	0.50%	Morgan Stanley Capital Services LLC	6,722 USD	105
Winnebago Industries	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	238,338 USD	(27,970)
WisdomTree Investments, Inc.	04/22/19	M	0.20%	Morgan Stanley Capital Services LLC	146,242 USD	(17,717)
WM Morrison Supermarkets	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	341,855 GBP	(5,746)
Wood Group (John) PLC	07/30/18	M	0.05%	Deutsche Bank AG	8,027 GBP	(1,098)
Wood Group (John) PLC	07/06/18	M	0.25%	Merrill Lynch International	2,666,497 GBP	(504,667)
Workday, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	674,181 USD	(8,324)
Workday, Inc.	08/07/18	T	0.83%	Skandinaviska Enskilda Banken AB (publ)	19,437,586 USD	(896,150)
World Acceptance Corp.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	262,014 USD	(8,705)
World Wrestiling Entertainment, Inc.	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	172,653 USD	(8,540)
Worthington Industries	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	101,690 USD	7,988
WPP PLC	03/28/18	M	0.25%	Credit Suisse Securities (Europe) Limited	1,594,873 GBP	(22,896)
WPX Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	280,824 USD	(24,708)
WR Berkley Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	329,748 USD	(4,286)
WW Grainger, Inc.	04/22/19	M	0.65%	Morgan Stanley Capital Services LLC	291,306 USD	(13,550)
Wyndham Worldwide Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	477,188 USD	(13,601)
Wynn Resorts Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	1,105,372 USD	(35,057)
Xcel Energy, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	469,362 USD	5,909
Xencor, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	470,958 USD	(25,764)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xilinx, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	4,002 USD	$(35)
XL Group Ltd.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	314,743 USD	(305)
Xperi Corp.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	144,697 USD	6,812
Xylem, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	116,785 USD	1,546
Yelp, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	20,995 USD	(93)
YRC Worldwide, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	188,202 USD	(22,097)
Yum China Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	785,194 USD	(39,187)
Zayo Group Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	418,262 USD	8,011
Zendesk, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	92,056 USD	(1,445)
Zillow Group, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	191,596 USD	(200)
Zimmer Bioment Holdings, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	174,765 USD	(3,915)
Zions Bancorporation	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	68,945 USD	(6,213)
Zoetis, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	223,931 USD	1,217
Zumiez, Inc.	04/22/19	M	0.91%	Morgan Stanley Capital Services LLC	210,688 USD	(14,295)

Total Sells						$(7,147,906)

Total OTC Total Return Swaps Outstanding						$12,380,091

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2017
The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI	9.38%	1T/1T	01/04/21	Credit Suisse Securities (USA) LLC	31,028,461 BRL	$234,961	$—	$234,961
Pays	BRL-CDI	9.94%	1T/1T	01/04/21	Credit Suisse Securities (USA) LLC	19,774,399 BRL	270,352	—	270,352
Pays	3-Month USD LIBOR	1.90%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	5,029,000 USD	(81,620)	—	(81,620)
Pays	3-Month USD LIBOR	1.93%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	12,651,000 USD	(181,277)	—	(181,277)
Pays	3-Month USD LIBOR	1.95%	3M/6M	06/26/24	Morgan Stanley & Co. LLC	6,282,000 USD	(72,942)	(9,026)	(63,916)
Pays	3-Month USD LIBOR	1.96%	3M/6M	06/26/24	Morgan Stanley & Co. LLC	6,581,000 USD	(73,244)	—	(73,244)
Pays	3-Month USD LIBOR	1.97%	3M/6M	06/26/24	Morgan Stanley & Co. LLC	6,445,000 USD	(67,033)	—	(67,033)
Pays	3-Month USD LIBOR	1.98%	3M/6M	07/25/24	Morgan Stanley & Co. LLC	3,506,000 USD	(35,913)	—	(35,913)
Pays	3-Month USD LIBOR	1.98%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	5,839,000 USD	(64,914)	—	(64,914)
Pays	3-Month USD LIBOR	1.99%	3M/6M	06/26/24	Morgan Stanley & Co. LLC	8,038,000 USD	(74,737)	—	(74,737)
Pays	3-Month USD LIBOR	1.99%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	3,193,000 USD	(27,472)	(1,176)	(26,296)
Pays	3-Month USD LIBOR	1.99%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	4,571,000 USD	(46,922)	—	(46,922)
Pays	3-Month USD LIBOR	2.01%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	3,441,000 USD	(24,248)	—	(24,248)
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	11,661,000 USD	(71,998)	—	(71,998)
Pays	3-Month USD LIBOR	2.03%	3M/6M	06/26/24	Morgan Stanley & Co. LLC	4,027,000 USD	(25,319)	—	(25,319)
Pays	3-Month USD LIBOR	2.05%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	21,022,000 USD	(101,297)	—	(101,297)
Pays	3-Month USD LIBOR	2.06%	3M/6M	08/25/24	Morgan Stanley & Co. LLC	5,354,000 USD	(28,348)	(1,540)	(26,808)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.07%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	3,462,000 USD	$(13,019)	$—	$(13,019)
Pays	3-Month USD LIBOR	2.07%	3M/6M	07/25/24	Morgan Stanley & Co. LLC	1,877,000 USD	(8,220)	(168)	(8,052)
Pays	3-Month USD LIBOR	2.08%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	5,886,000 USD	(16,598)	—	(16,598)
Pays	3-Month USD LIBOR	2.09%	3M/6M	08/25/24	Morgan Stanley & Co. LLC	7,052,000 USD	(24,759)	—	(24,759)
Pays	3-Month USD LIBOR	2.13%	3M/6M	05/25/24	Morgan Stanley & Co. LLC	15,250,000 USD	3,368	—	3,368
Pays	3-Month USD LIBOR	2.13%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	10,293,000 USD	6,145	—	6,145
Pays	3-Month USD LIBOR	2.17%	3M/6M	04/25/24	Morgan Stanley & Co. LLC	2,609,000 USD	8,219	—	8,219
Pays	3-Month USD LIBOR	2.20%	3M/6M	01/30/24	Morgan Stanley & Co. LLC	34,029,500 USD	183,156	(25,588)	208,744
Pays	3-Month USD LIBOR	2.22%	3M/6M	03/27/24	Morgan Stanley & Co. LLC	10,599,000 USD	64,407	—	64,407
Pays	3-Month USD LIBOR	2.24%	3M/6M	02/25/24	Morgan Stanley & Co. LLC	2,350,000 USD	18,098	—	18,098
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/24	Morgan Stanley & Co. LLC	3,000,000 USD	25,439	—	25,439
Pays	3-Month USD LIBOR	2.32%	3M/6M	03/27/24	Morgan Stanley & Co. LLC	376,000 USD	4,566	—	4,566
Pays	3-Month USD LIBOR	2.40%	3M/6M	03/27/24	Morgan Stanley & Co. LLC	378,000 USD	6,637	—	6,637
Pays	6-Month HUF BUBOR	3.78%	6M/1Y	07/26/27	Credit Suisse Securities (USA) LLC	1,560,311,261 USD	69,743	—	69,743
Pays	6-Month HUF BUBOR	3.87%	6M/1Y	07/12/27	Credit Suisse Securities (USA) LLC	1,082,047,460 USD	67,813	—	67,813
Pays	28-Day MXN-TIIE- Banxico	6.82%	28D/28D	07/15/22	Credit Suisse Securities (USA) LLC	122,384,134 USD	3,335	—	3,335
Pays	28-Day MXN-TIIE- Banxico	7.28%	28D/28D	05/26/27	Credit Suisse Securities (USA) LLC	75,364,833 MXN	63,499	—	63,499
Pays	28-Day MXN-TIIE- Banxico	7.30%	28D/28D	05/26/27	Credit Suisse Securities (USA) LLC	75,371,993 MXN	71,060	—	71,060

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.18%	6M/3M	02/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	$323,375	$—	$323,375
Receives	6-Month GBP LIBOR	1.37%	6M/6M	01/05/67	Credit Suisse Securities (USA) LLC	2,693,653 GBP	219,313	95	219,218
Receives	6-Month GBP LIBOR	1.41%	6M/6M	08/04/67	Credit Suisse Securities (USA) LLC	3,461,000 USD	211,734	123	211,611
Receives	6-Month GBP LIBOR	1.44%	6M/6M	01/07/47	Credit Suisse Securities (USA) LLC	3,507,681 GBP	246,821	—	246,821
Receives	3-Month USD LIBOR	1.52%	6M/3M	05/25/19	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,200,000 USD	47,944	—	47,944
Receives	3-Month USD LIBOR	1.52%	6M/3M	08/25/28	Morgan Stanley & Co. LLC	1,500,000 USD	121,014	—	121,014
Receives	6-Month GBP LIBOR	1.56%	6M/6M	11/29/46	Credit Suisse Securities (USA) LLC	2,761,160 GBP	87,811	—	87,811
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/26	Morgan Stanley & Co. LLC	3,600,000 USD	208,947	—	208,947
Receives	6-Month GBP LIBOR	1.60%	6M/6M	12/03/46	Credit Suisse Securities (USA) LLC	1,791,270 GBP	33,977	—	33,977
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/26	Morgan Stanley & Co. LLC	1,900,000 USD	97,492	4,658	92,834
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	115,828	—	115,828
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(1,434)	—	(1,434)
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	40,809	—	40,809
Receives	3-Month USD LIBOR	1.95%	6M/3M	09/25/24	Morgan Stanley & Co. LLC	12,504,000 USD	165,647	—	165,647
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/26	Morgan Stanley & Co. LLC	1,100,000 USD	28,593	—	28,593
Receives	3-Month USD LIBOR	1.99%	6M/3M	06/26/24	Morgan Stanley & Co. LLC	5,718,000 USD	53,166	55,940	(2,774)
Receives	3-Month USD LIBOR	2.04%	6M/3M	10/26/25	Morgan Stanley & Co. LLC	3,900,000 USD	49,659	—	49,659
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/27	Morgan Stanley & Co. LLC	5,600,000 USD	57,969	—	57,969

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.19%	6M/3M	05/25/27	Morgan Stanley & Co. LLC	1,500,000 USD	$13,081	$—	$13,081
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/26	Morgan Stanley & Co. LLC	2,000,000 USD	(6,384)	—	(6,384)
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/25	Morgan Stanley & Co. LLC	2,430,000 USD	(22,240)	—	(22,240)
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/25	Morgan Stanley & Co. LLC	37,250,000 USD	(349,792)	313,806	(663,598)
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/27	Morgan Stanley & Co. LLC	1,000,000 USD	(5,119)	—	(5,119)
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/27	Morgan Stanley & Co. LLC	5,900,000 USD	(59,914)	—	(59,914)
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/27	Morgan Stanley & Co. LLC	2,300,000 USD	(25,175)	—	(25,175)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(861,182)	—	(861,182)
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(53,666)	—	(53,666)
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/27	Morgan Stanley & Co. LLC	300,000 USD	(7,631)	—	(7,631)

Total Centrally Cleared Interest Rate Swaps Outstanding							$791,561	$337,124	$454,437

Abbreviation Legend:
M	Monthly
T	At Maturity
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
28D	28 Days
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq OMX	Nasdaq OMX Nordic
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S	Regulation-S
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
TFEX	Thailand Futures Exchange

Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2017 (Unaudited)

Assets:
Investments in securities, at fair value (cost of $4,719,322,493)[1]	$5,027,871,304
Cash	204,815,219
Cash denominated in foreign currencies (cost of $37,111,787)	37,300,217
Segregated cash balance with counterparties for securities sold short	1,082,411,068
Segregated cash balance with counterparties for options	1,773,869
Segregated cash balance with counterparties for swaps	363,713,677
Segregated cash balance with counterparties for forward foreign currency exchange contracts	32,387,111
Segregated cash balance with broker for futures contracts	173,882,575
Segregated cash balance with broker for reverse repurchase agreements	13,608,451
Unrealized appreciation on forward foreign currency exchange contracts	8,015,722
Income receivable	13,405,380
Receivable for investments sold	573,338,073
Receivable for Fund shares sold	8,638,426
Receivable for periodic payments from swap contracts	9,720,947
Variation margin receivable on futures	15,580,274
Swap contracts, premium paid	4,996,246
Unrealized appreciation on swap contracts	54,120,062
Prepaid expenses and other assets	1,073,594

Total assets	7,626,652,215

Liabilities:
Securities sold short, at fair value (proceeds of $1,353,085,711)	1,416,362,407
Securities lending collateral payable	21,956,320
Cash received as collateral from counterparty for options	606,648
Cash received as collateral from counterparty for swaps	154,248
Cash received as collateral from counterparty for forward foreign currency exchange contracts	1,699,624
Options written, at fair value (premiums received $9,189,201)	8,886,140
Unrealized depreciation on forward foreign currency exchange contracts	6,928,754
Payable for reverse repurchase agreements	171,945,041
Payable for investments purchased	837,608,807
Payable for Fund shares redeemed	2,564,682
Payable for periodic payments from swap contracts	1,627,638
Variation margin payable on futures	16,696,662
Variation margin payable on centrally cleared swaps	12,541,604
Swap contracts, premium received	17,648,469
Unrealized depreciation on swap contracts	45,180,478
Dividend and interest income payable on securities sold short	1,081,305
Management fee payable	22,556,666
Accrued expenses and other liabilities	6,497,805

Total liabilities	2,592,543,298

Net assets	$5,034,108,917

Net Assets Consist of:
Paid-in capital	$4,787,478,395
Accumulated undistributed net investment income	1,930,841
Accumulated net realized loss	(15,925,179)
Net unrealized appreciation	260,624,860

Net assets	$5,034,108,917

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2017 (Unaudited)

Net Asset Value:
Class I Shares
Net Assets	$4,355,098,711
Class I Shares outstanding, no par value, unlimited shares authorized	398,932,827

Net asset value per share	$10.92

Class D Shares
Net Assets	$210,696,874
Class D Shares outstanding, no par value, unlimited shares authorized	19,393,633

Net asset value per share	$10.86

Class Y Shares
Net Assets	$468,313,332
Class Y Shares outstanding, no par value, unlimited shares authorized	43,192,631

Net asset value per share	$10.84

[1]	Includes $21,561,553, of investments in securities, at fair value, on loan.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2017 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $61)	$63,951,218
Dividends (including net foreign taxes withheld of $575,498)	11,692,484

Total income	75,643,702

Expenses:
Management fees	$43,426,058
Administration fees	2,225,681
Custodian fees	1,150,900
Trustees’ fees	179,528
Distribution and service fees—Class D	272,318
Shareholder service fees	2,653,769
Registration fees	103,420
Printing and postage fees	237,606
Professional fees	858,668
Dividends and interest on securities sold short	10,462,073
Financing fees on securities sold short	1,141,024
Line of credit fee	113,288
Interest fees	3,159,445
Other	123,496

Total expenses	66,107,274

Net investment income	9,536,428

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments in securities	148,812,241
Net realized loss on securities sold short	(46,373,924)
Net realized loss on forward foreign currency exchange contracts	(21,654,668)
Net realized loss on foreign currency transactions	(2,379,838)
Net realized loss on futures contracts	(29,674,226)
Net realized gain on options written	2,231,056
Net realized gain on swap contracts	40,183,187
Net change in unrealized appreciation on investments in securities	75,308,912
Net change in unrealized depreciation on securities sold short	(29,359,414)
Net change in unrealized appreciation on forward foreign currency exchange contracts	3,983,455
Net change in unrealized depreciation on foreign currency translations	(865,167)
Net change in unrealized appreciation on futures contracts	250,655
Net change in unrealized depreciation on options written	(483,477)
Net change in unrealized depreciation on swap contracts	(366,538)

Net realized and unrealized gain	139,612,254

Net increase in net assets resulting from operations	$149,148,682

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 9/30/2017 (unaudited)	Year Ended 3/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,536,428	$31,254,328
Net realized gain	91,143,828	73,472,613
Net change in unrealized appreciation	48,468,426	240,552,440

Net increase in net assets resulting from operations	149,148,682	345,279,381

Distributions:
Distributions from net investment income:
Class I Shares	—	(16,162,497)
Class D Shares	—	(1,677,393)
Class Y Shares	—	(2,232,284)

Total distributions to shareholders	—	(20,072,174)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	1,018,580,840	1,349,759,049
Proceeds from sale of Class D Shares	26,467,798	612,319,359
Proceeds from sale of Class Y Shares	39,370,305	224,058,828
Distributions from net realized capital gains:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	11,716,838
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	1,671,266
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	2,190,011
Shareholder redemptions:
Cost of Class I Shares redeemed	(387,918,581)	(1,952,529,789)
Cost of Class D Shares redeemed	(139,204,747)	(348,796,647)
Cost of Class Y Shares redeemed	(18,608,697)	(162,772,964)

Net increase (decrease) in net assets resulting from capital transactions	538,686,918	(262,384,049)

Net increase in net assets	687,835,600	62,823,158

Net Assets:
Beginning of period	4,346,273,317	4,283,450,159

End of period	$5,034,108,917	$4,346,273,317

Accumulated undistributed (distributions in excess of) net investment income	$1,930,841	$(7,605,587)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six-Months Ended 9/30/2017 (unaudited)	Year Ended 3/31/2017
Share Transactions:
Class I Shares
Beginning of period	340,734,104	399,185,175
Shares issued	94,120,638	132,971,298
Reinvestment in Shares	—	1,152,094
Shares redeemed	(35,921,915)	(192,574,463)

Net change in shares resulting from share transactions	58,198,723	(58,451,071)

End of period	398,932,827	340,734,104

Class D Shares
Beginning of period	30,032,248	2,325,127
Shares issued	2,454,993	61,462,720
Reinvestment in Shares	—	164,648
Shares redeemed	(13,093,608)	(33,920,247)

Net change in shares resulting from share transactions	(10,638,615)	27,707,121

End of period	19,393,633	30,032,248

Class Y Shares
Beginning of period	41,247,352	34,829,511
Shares issued	3,675,577	22,324,054
Reinvestment in Shares	—	217,048
Shares redeemed	(1,730,298)	(16,123,261)

Net change in shares resulting from share transactions	1,945,279	6,417,841

End of period	43,192,631	41,247,352

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six-Months Ended September 30, 2017 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$149,148,682
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments in securities	(5,835,734,185)
Proceeds from disposition of investments in securities	5,880,817,781
Proceeds from securities sold short	1,982,122,434
Payments to cover securities sold short	(1,994,670,988)
Premiums paid on closing options written	(14,615,853)
Proceeds from premiums received from options written	11,645,363
Net realized gain on investments in securities	(148,812,241)
Net realized gain (loss) on securities sold short	46,373,924
Net realized gain on options written	(2,231,056)
Accretion of bond discount and amortization of bond premium	(5,399,120)
Net change in unrealized appreciation on investments	(75,308,912)
Net change in unrealized depreciation on securities sold short	29,359,414
Net change in unrealized depreciation on options written	483,477
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with counterparties for securities sold short	(26,197,235)
Segregated cash balance with counterparties for options	(1,773,869)
Segregated cash balance with counterparties for swaps	(247,905,197)
Segregated cash balance with counterparties for forward foreign currency exchange contracts	(32,387,111)
Segregated cash balance with broker for futures contracts	(23,768,378)
Segregated cash balance with broker for reverse repurchase agreements	48,912,770
Unrealized appreciation on forward foreign currency exchange contracts	(4,439,133)
Income receivable	1,336,993
Receivable for periodic payments from swap contracts	3,741,074
Variation margin receivable on futures	(11,448,172)
Swap contracts, premium paid	103,201
Unrealized appreciation on swap contracts	(33,528,499)
Prepaid expenses and other assets	(969,629)
Increase (decrease) in liabilities:
Securities lending collateral payable	(14,507,883)
Cash received as collateral from counterparty for options	606,648
Cash received as collateral from counterparty for swaps	(5,752)
Cash received as collateral from counterparty for forward foreign currency exchange contracts	1,699,624
Unrealized depreciation on forward foreign currency exchange contracts	455,678
Swap contracts, premium received	582,886
Unrealized depreciation on swap contracts	32,540,359
Variation margin payable on futures	6,740,234
Variation margin payable on centrally cleared swaps	12,541,604
Payable for periodic payments from swap contracts	310,090
Dividend and interest income payable on securities sold short	(559,023)
Interest payable on reverse repurchase agreements	(483,304)
Management fee payable	2,139,724
Accrued expenses and other liabilities	844,841

Net cash used in operating activities	(262,238,739)

Cash Flows from Financing Activities
Proceeds from shares sold	1,083,225,470
Cost of shares repurchased	(550,352,258)
Proceeds from reverse repurchase agreements	885,626,000
Repayment of reverse repurchase agreements	(1,005,315,008)

Net cash provided by financing activities	413,184,204

Net increase (decrease) in cash and foreign currency	150,945,465
Cash and foreign currency, beginning of period	91,169,971

Cash and foreign currency, end of period	$242,115,436

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$2,591,423

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six-Months Ended 9/30/2017 (unaudited)	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.56	$9.82	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.02	0.07	(0.05)	(0.09)
Net realized and unrealized gain (loss)	0.34	0.72	(0.26)	0.53

Total From Investment Operations	0.36	0.79	(0.31)	0.44

Less Distributions to Shareholders:
From net investment income	—	(0.05)	(0.01)	(0.02)
From net realized capital gains	—	—	(0.24)	(0.04)

Total Distributions	—	(0.05)	(0.25)	(0.06)

Net Asset Value, End of Period	$10.92	$10.56	$9.82	$10.38

Total Return	3.41%[3]	8.03%	(3.01)%	4.43%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.97%[5]	1.15%	1.30%	1.46%[5]
Management Fees	1.88%[5]	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	0.05%	(0.24)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.85%[5]	3.03%	3.27%	3.17%[5]
Excluded expenses[6]	(0.66)%[5]	(0.81)%	(0.93)%	(0.77)%[5]

Expenses, net of impact of excluded expenses	2.19%[5]	2.22%	2.34%	2.40%[5]

Net investment income (loss)	0.42%[5]	0.71%	(0.45)%	(1.11)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$4,355,099	$3,597,704	$3,921,027	$1,097,917
Portfolio turnover	107%[3]	237%	172%	194%[3]

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class D
	Six-Months Ended 9/30/2017 (unaudited)	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.53	$9.81	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.00 [3]	0.05	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.33	0.70	(0.26)	0.48

Total From Investment Operations	0.33	0.75	(0.33)	0.43

Less Distributions to Shareholders:
From net investment income	—	(0.03)	—	(0.01)
From net realized capital gains	—	—	(0.24)	(0.04)

Total Distributions	—	(0.03)	(0.24)	(0.05)

Net Asset Value, End of Period	$10.86	$10.53	$9.81	$10.38

Total Return	3.13%[4]	7.70%	(3.22)%	4.32%[4]

Ratios to Average Net Assets:[5]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.39%[6]	1.40%	1.55%	1.59%[6]
Management Fees	1.88%[6]	1.88%	1.92%	1.95%[6]
Recoupment (reimbursement) from Investment Adviser	—	—	0.02%	(0.14)%[6]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.27%[6]	3.28%	3.49%	3.40%[6]
Excluded expenses[7]	(0.90)%[6]	(1.06)%	(1.18)%	(1.00)%[6]

Expenses, net of impact of excluded expenses	2.37%[6]	2.22%	2.31%	2.40%[6]

Net investment income (loss)	0.01%[6]	0.48%	(0.66)%	(1.29)%[6]

Supplemental Data:
Net assets, end of period (in thousands)	$210,697	$316,243	$22,811	$6,012
Portfolio turnover	107%[4]	237%	172%	194%[4]

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Rounds to less than $0.01.
[4]	Percentage represents the results for the period and is not annualized.
[5]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[6]	Financial ratios have been annualized except for non-recurring costs.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class Y
	Six-Months Ended 9/30/2017 (unaudited)	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.48	$9.75	$10.29	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.03	0.08	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.33	0.71	(0.25)	0.31

Total From Investment Operations	0.36	0.79	(0.28)	0.29

Less Distributions to Shareholders:
From net investment income	—	(0.06)	(0.02)	—
From net realized capital gains	—	—	(0.24)	—

Total Distributions	—	(0.06)	(0.26)	—

Net Asset Value, End of Period	$10.84	$10.48	$9.75	$10.29

Total Return	3.44%[3]	8.10%	(2.90)%	2.90%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	0.87%[5]	1.05%	1.20%	1.31%[5]
Management Fees	1.88%[5]	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	0.00%[6]	(0.07)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	2.75%[5]	2.93%	3.12%	3.19%[5]
Excluded expenses[7]	(0.66)%[5]	(0.81)%	(0.92)%	(0.79)%[5]

Expenses, net of impact of excluded expenses	2.09%[5]	2.12%	2.20%	2.40%[5]

Net investment income (loss)	0.53%[5]	0.78%	(0.34)%	(1.03)%[3]

Supplemental Data:
Net assets, end of period (in thousands)	$468,313	$432,327	$339,613	$105,624
Portfolio turnover	107%[3]	237%	172%	194%[3]

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents less than 0.01%.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Six-Months Ended September 30, 2017 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) that commenced operations offering Class I Shares on June 16, 2014. The Trust consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2017, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly. In pursuing the Fund’s investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broker equity markets. Each discretionary Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the six-months ended September 30, 2017.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2017, no such adjustments have been made.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At September 30, 2017, the Fund had $691,265,276 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Effective October 14, 2016, money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) in July 2014. The rules establish new definitions for money market fund classifications and certain money market funds are required to move from a stable $1.00 price per share to a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2017, the total fair value of Level 3 investments was $25,241,632. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds, (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2017, the Fund had an outstanding commitment of $43,261 related to held bank debt.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses each class of share’s adjusted prior day net assets, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

Cash

At September 30, 2017, the Fund had $204,815,219 in domestic cash and $37,300,217 in foreign cash held at State Street Bank and Trust.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending in October 31, 2014, October 31, 2015 and October 31, 2016 and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ with collateral. At September 30, 2017, the Fund used the gross method of presentation in its consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s’ custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2017, the face value of open reverse repurchase agreements for the Fund was $171,529,000. The weighted average daily balances of reverse repurchase agreements outstanding during the six-months ended September 30, 2017 for the Fund was approximately $231,799,887, at a weighted average weekly interest rate of 2.77%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) (see below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
BNP Paribas Securities Corp.	$(4,803,357)	$4,803,357	$—	$—
Credit Suisse Securities (USA) LLC	(11,422,403)	11,422,403	—	—
JPMorgan Chase Bank, N.A.	(27,593,506)	27,593,506	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(47,261,259)	47,261,259	—	—
Royal Bank of Canada	(80,864,516)	80,864,516	—	—

Total	$(171,945,041)	$171,945,041	$—	$—

(1)	Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at September 30, 2017 was $206,335,793 and $13,589,638, respectively.

Remaining Contractual Maturity of the Agreements As of September 30, 2017
Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$(133,035,166)	$(23,666,973)	$—	$(156,702,139)
Asset-Backed Securities	—	—	(4,618,070)	—	(4,618,070)
Cash	(10,624,832)	—	—	—	(10,624,832)

Total	$(10,624,832)	$(133,035,166)	$(28,285,043)	$—	$(171,945,041)

Gross amount of recognized liabilities for reverse repurchase agreements					$(171,945,041)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market

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Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. Income from securities lending is included in investment income in the Consolidated Statement of Operations. As of September 30, 2017, the market value of securities loaned for the Fund amounted to $21,561,553 and the Fund had received cash collateral of $21,956,320. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in the Fund’s Consolidated Schedule of Investments and as a component of investments in securities, at fair value in the Consolidated Statement of Assets and Liabilities. In addition, the value of the related collateral is shown separately as securities lending collateral payable in the Consolidated Statement of Assets and Liabilities. All of the security lending agreements are continuous.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

The following table presents the SLA by borrower/counterparty, which are subject to offset under the SLA, as well as the collateral delivered related to those SLA by class of collateral and summarized by the remaining contractual maturity of the transactions. The Fund may not use collateral governed by an SLA to offset reverse repurchase agreements and related collateral governed by an MRA (see above) or derivatives contracts and related collateral governed by an ISDA (see Note 4).

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$56,617	$(56,617)	$—
Citigroup Global Markets, Inc.	625,992	(625,992)	—
Janney Montgomery Scott LLC	1,566,363	(1,566,363)	—
JP Morgan Securities LLC	11,265,490	(11,265,490)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,556	(2,556)	—
Morgan Stanley & Co. LLC	2,852,644	(2,852,644)	—
National Financial Services LLC	211,980	(211,980)	—
Pershing LLC	1,006,599	(1,006,599)	—
Societe Generale SA	2,495,827	(2,495,827)	—
UBS Securities LLC	1,087,752	(1,087,752)	—
Wedbush Securities, Inc.	21,844	(21,844)	—
Wells Fargo Securities LLC	367,889	(367,889)	—

Total	$21,561,553	$(21,561,553)	$—

(1)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of September 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Agreements
Common Stock	$(21,561,553)	$—	$—	$—	$(21,561,553)

Total	$(21,561,553)	$—	$—	$—	$(21,561,553)

Gross amount of recognized liabilities for securities lending agreements					$(21,561,553)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact in the consolidated financial statements.

In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly relating

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

to derivatives, in investment company financial statements. In addition, the rule introduces two new regulatory reporting forms for investment companies, which will be used after June 1, 2018: Form N-PORT and Form N-CEN. Compliance with the amendments to Regulation S-X became effective for financial statements with period-ends filed with the SEC on or after August 1, 2017. The Fund is still evaluating the potential impacts of adopting Form N-PORT and Form N-CEN.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	$3,223,978	Centrally cleared swaps, at fair value (c)	$(2,432,417)
	Unrealized appreciation on futures contracts (c)	7,176,075	Unrealized depreciation on futures contracts (c)	(12,334,831)
Equity	Swap contracts, at fair value (b)	50,112,746	Swap contracts, at fair value (b)	(37,732,655)
	Unrealized appreciation on futures contracts (c)	19,884,387	Unrealized depreciation on futures contracts (c)	(18,720,564)
	Purchased options, at fair value (d)	10,977,495	Options written, at value	(8,885,361)
Commodity	Unrealized appreciation on futures contracts (c)	14,430,438	Unrealized depreciation on futures contracts (c)	(8,865,685)
Credit	Swap contracts, at fair value (b)	348,543	Swap contracts, at fair value (b)	(16,373,568)
	Centrally cleared swaps, at fair value (c)	18,363,666	Centrally cleared swaps, at fair value (c)	(6,261,031)
Foreign Exchange	Swap contracts, at fair value (b)	—	Swap contracts, at fair value (b)	(67,705)
	Unrealized appreciation on forward foreign currency exchange contracts	8,015,722	Unrealized depreciation on forward foreign currency exchange contracts	(6,928,754)
	Unrealized appreciation on futures contracts (c)	7,870,996	Unrealized depreciation on futures contracts (c)	(14,038,473)
	Purchased options, at fair value (d)	18,464	Options written, at value	(779)

Total		$140,422,510		$(132,641,823)

Amounts not subject to MNA (1)		(80,510,578)		63,341,644

Total gross amounts subject to MNA		$59,911,932		$(69,300,179)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six-months ended September 30, 2017:

Primary Underlying Risk	Average Number of Contracts (a)	Average Notional USD (a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	$899,701,180	761,019	$313,084
Future contracts	—	2,637,504,497	769,899	(4,321,881)
Purchased options (d)	—	3,100,000	(685,680)	675,602
Options written	—	2,933,333	—	—
Equity
Swap contracts	—	1,992,547,571	20,499,991	5,106,380
Future contracts	—	1,539,387,646	(19,238,671)	7,243,847
Purchased options (d)	826,248	—	(17,091,617)	(33,448)
Options written	428,940	—	2,231,056	(497,020)
Commodity
Future contracts	—	610,804,173	(8,303,875)	5,982,472
Credit
Swap contracts	—	985,804,124	17,588,588	(5,718,297)
Foreign Exchange
Swap contracts	—	14,721,341	1,333,589	(67,705)
Forward foreign currency exchange contracts	—	1,195,498,152	(21,654,668)	3,983,455
Future contracts	—	1,037,403,667	(2,901,579)	(8,653,783)
Purchased options	—	3,200,000	—	(12,780)
Options written	—	—	—	13,543

Total			(26,691,948)	$4,013,470

(a)	Averages are based on monthly activity levels during the six-months ended September 30, 2017.

(b)	Includes swap contracts premium paid/received and unrealized appreciation/depreciation on swap contracts.

(c)	Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)	Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or securities lending agreements and related collateral governed by an SLA (see Note 3).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2017:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Assets in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral(6)	Net Amount(2)

By Counterparty(1)
Bank of America, N.A.	$1,204,019	$(309,981)	$(894,038)	$—	$—
Barclays Bank plc	3,625,796	(973,913)	—	—	2,651,883
Citibank N.A.	532,144	—	—	—	532,144
Credit Suisse Securities (Europe) Limited	11,163,261	(6,725,525)	—	—	4,437,736
Deutsche Bank AG	473,617	(219,875)	—	—	253,742
J.P. Morgan Securities LLC	3,383	(3,383)	—	—	—
JPMorgan Chase Bank, N.A.	7,572,494	(7,572,494)	—	—	—
Morgan Stanley & Co. International plc	1,344,630	(513,657)	—	—	830,973
Morgan Stanley Capital Services LLC	3,096,642	(2,753,036)	—	—	343,606
Skandinaviska Enskilda Banken AB (publ)	7,219,563	(7,219,563)	—	—	—
State Street Bank and Trust Company	46,578	(3,374)	—	—	43,204
UBS AG	145,038	—	—	—	145,038

Cayman Subsidiary
Credit Suisse International	49,273	(49,273)	—	—	—
Merrill Lynch International	333,949	(333,949)	—	—	—
Morgan Stanley Capital Services LLC	14,938,963	(11,012,765)	—	—	3,926,198
State Street Bank and Trust Company	2,569,698	(1,573,544)	(996,154)	—	—

Domestic Subsidiary IV
Credit Suisse Securities (Europe) Limited	149	—	—	—	149
Deutsche Bank AG	3,484,311	(3,484,311)	—	—	—
Merrill Lynch International	1,016,704	(789,661)	—	—	227,043
Morgan Stanley Capital Services LLC	1,023,560	(1,023,560)	—	—	—
State Street Bank and Trust Company	68,160	(3,342)	—	—	64,818

	$59,911,932	$(44,565,206)	$(1,890,192)	$—	$13,456,534

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty(1)
Bank of America, N.A.	$(309,981)	$309,981	$—	$—	$—
Barclays Bank plc	(973,913)	973,913	—	—	—
Credit Suisse International	(103,797)	—	103,797	—	—
Credit Suisse Securities (Europe) Limited	(6,725,525)	6,725,525	—	—	—
Deutsche Bank AG	(219,875)	219,875	—	—	—
Goldman Sachs International	(1,598,520)	—	1,598,520	—	—
J.P. Morgan Securities LLC	(1,958,749)	3,383	1,955,366	—	—
JPMorgan Chase Bank, N.A.	(11,797,514)	7,572,494	4,225,020	—	—
Merrill Lynch Capital Services, Inc.	(2,350,214)	—	2,350,214	—	—
Morgan Stanley & Co. International plc	(513,657)	513,657	—	—	—
Morgan Stanley Capital Services LLC	(2,753,036)	2,753,036	—	—	—
Skandinaviska Enskilda Banken AB (publ)	(8,517,829)	7,219,563	1,298,266	—	—
State Street Bank and Trust Company	(3,374)	3,374	—	—	—

Cayman Subsidiary
Credit Suisse International	(3,250,997)	49,273	3,201,724	—	—
Merrill Lynch International	(3,460,012)	333,949	3,126,063	—	—
Morgan Stanley Capital Services LLC	(11,012,765)	11,012,765	—	—	—
State Street Bank and Trust Company	(1,573,544)	1,573,544	—	—	—

Domestic Subsidiary III
Credit Suisse International	(3,577,341)	—	3,577,341	—	—
Morgan Stanley Capital Services LLC	(780,882)	—	780,882	—	—

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

Domestic Subsidiary IV
Deutsche Bank AG	$(3,674,771)	$3,484,311	$190,460	$—	$—
Merrill Lynch International	(789,661)	789,661	—	—	—
Morgan Stanley Capital Services LLC	(3,350,880)	1,023,560	—	—	(2,327,320)
State Street Bank and Trust Company	(3,342)	3,342	—	—	—

Total	$(69,300,179)	$44,565,206	$22,407,653	$—	$(2,327,320)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,432,110,355	$—	$2,757,604	$1,434,867,959
Preferred Stock	169,093,058		3,532,000	172,625,058
Asset-Backed Securities	—	235,801,559	—	235,801,559
Convertible Bonds	—	76,694,275	—	76,694,275
Bank Debt	—	20,015,730	4,069,304	24,085,034
Corporate Bonds & Notes	—	162,963,019	14,882,724	177,845,743
Sovereign Debt	—	284,547,160	—	284,547,160
Mortgage-Backed Securities	—	1,394,678,433	—	1,394,678,433
U.S. Government Sponsored Agency Securities	—	28,277,978	—	28,277,978
U.S. Treasury Obligations	—	87,085,496	—	87,085,496
Exchange-Traded Funds	86,354,673	—	—	86,354,673
Purchased Options	9,148,146	1,847,813	—	10,995,959
Short-Term Investment—Money Market Fund	691,265,276	—	—	691,265,276
Subtotal	$2,387,971,508	$2,291,911,463	$25,241,632	$4,705,124,603
Investments Valued at NAV				322,746,701
Total Investments in Securities	2,387,971,508	2,291,911,463	25,241,632	$5,027,871,304
Forward Foreign Currency Exchange Contracts	—	8,015,722	—	8,015,722
Futures Contracts	49,361,896	—	—	49,361,896
Centrally Cleared Credit Default Swaps	—	18,363,666	—	18,363,666
OTC Credit Default Swaps	—	348,543	—	348,543
OTC Total Return Swaps	—	50,112,746	—	50,112,746
Centrally Cleared Interest Rate Swaps	—	3,223,978	—	3,223,978
Total Assets	$2,437,333,404	$2,371,976,118	$25,241,632	$5,157,297,855

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$1,295,437,967	$120,924,440	$—	$1,416,362,407
Options Written	219,544	8,666,596	—	8,886,140
Reverse Repurchase Agreements	—	171,945,041	—	171,945,041
Securities Lending Collateral Payable	—	21,956,320	—	21,956,320
Forward Foreign Currency Exchange Contracts	—	6,928,754	—	6,928,754
Futures Contracts	53,959,553	—	—	53,959,553
Centrally Cleared Credit Default Swaps	—	6,261,031	—	6,261,031
OTC Credit Default Swaps	—	16,373,568	—	16,373,568
OTC Cross Currency		67,705		67,705
OTC Total Return Swaps	—	37,732,655	—	37,732,655
Centrally Cleared Interest Rate Swaps	—	2,432,417	—	2,432,417
Total Liabilities	$1,349,617,064	$393,288,527	$—	$1,742,905,591

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets and Liabilities.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity (1)(2)	N/A	—	N/A	—	12 months	322,746,701	322,746,701

(1) The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)    Investments are redeemable quarterly upon 30—45 days written notice.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the six-months ended September 30, 2017, there were no transfers between Level 1 and Level 2. As of September 30, 2017, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into Level 3 were primarily related to a decrease in observable activity and inputs and transfers out of Level 3 were primarily related to an update to the valuation methodology that is based on observable inputs.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments in Securities	Common Stock	Preferred Stock	Bank Debt	Corporate Bonds & Notes	Total
Balance as of March 31, 2017	$—	$—	$2,879,336	$—	$2,879,336
Transfers In	—	—	—	4,054,506	4,054,506
Transfers Out	—	—	(24,254)	—	(24,254)
Purchases	2,206,083	3,532,000	3,549,013	10,135,232	19,422,328
Sales	—	—	(1,749,354)	—	(1,749,354)
Amortization	—	—	308,495	692,986	1,001,481
Net realized gain	—	—	3,945	—	3,945
Net change in unrealized appreciation (depreciation)	551,521	—	(897,877)	—	(346,356)

Balance as of September 30, 2017	$2,757,604	$3,532,000	$4,069,304	$14,882,724	$25,241,632

Net change in unrealized appreciation (depreciation) related to investments still held as of September 30, 2017	$551,521	$—	$(897,877)	$—	$(346,356)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of September 30, 2017.

Assets	Fair Value at September 30, 2017	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Common Stock	$2,757,604	Weighted Average of Income Approach, Market Multiple Approach and Comparable Transaction Approach	Discount Rate and Price to Tangible Book Value	9% to 11% and 7.50x to 9x
Preferred Stock	3,532,000	Weighted Average of Income Approach, Market Multiple Approach and Comparable Transaction Approach	Discount Rate and Price to Tangible Book Value	9% to 11% and 7.50x to 9x
Bank Debt	4,069,304	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	14,882,724	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$25,241,632

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. As of September 30, 2017, only Class D Shares, Class I Shares and Class Y Shares are outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries that have entered into an agreement with the Distributor for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) may charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an arrangement approved by the Distributor to provide certain administrative services to investors. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares of the Fund may also be offered to employees, officers and directors/trustees of the Adviser, the Fund or their respective affiliates and to institutional investors and individual investors who are clients of investment advisors, broker-dealers, financial institutions or registered investment advisors that: (a) do not charge a fee to the Fund and (b) have entered into an arrangement approved by the Distributor. The minimum investment in Class D Shares of the Fund by an investor is $25,000, and the minimum subsequent investment in Class D Shares of the Fund by an investor is $5,000. The minimum investment in Class I Shares of the Fund by an investor is $1,000,000, and the minimum subsequent investment in Class I Shares of the Fund by an investor is $200,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund’s Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the period ended September 30, 2017, the Fund paid the Investment Adviser $43,426,058 in management fees. From this amount, the Investment Adviser paid $22,044,254 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.95% (annualized) of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”). Specified Expenses include all expenses incurred by the Fund with the exception of (i) the distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”).

To the extent the estimated annualized specified expenses for any month exceeds the total expense cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after August 31, 2019 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap. During the six-months ended September 30, 2017, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At six-month end the fund had $257,191 payable to FINCO recorded in accrued expenses and other liabilities in the Consolidated Statement of Assets and Liabilities.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into MNA’s with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

At September 30, 2017, the Fund had counterparty concentration of credit risk primarily with State Street Bank and Trust Company, Morgan Stanley & Co. LLC, Morgan Stanley Capital Services LLC, Morgan Stanley & Co. International plc, Credit Suisse Securities (USA) LLC, Credit Suisse Securities (Europe) Limited and Credit Suisse International.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, nonexchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Money Market Funds Risk: The investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, money market funds are exposed to market risk, credit risk and liquidity risk.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury Obligations, U.S. Government Sponsored Agency Securities and other short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the six-months ended September 30, 2017 were as follows:

Purchases	$4,468,352,679
Sales	$4,592,463,446

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has adopted a tax year-end of October 31, therefore the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2016. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2017 (Unaudited)

As of September 30, 2017, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,376,315,945	$457,301,097	$(262,808,765)	$194,492,332

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $60,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month USD LIBOR Rate per annum (2.48% at September 30, 2017). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than January 29, 2018, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the six-months ended September 30, 2017, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the six-months ended September 30, 2017. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,034.10	$14.45	2.85%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,010.72	$14.29	2.85%

Class D
Actual	$1,000.00	$1,031.30	$16.56	3.27%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.63	$16.38	3.27%

Class Y
Actual	$1,000.00	$1,034.40	$13.95	2.75%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,011.22	$13.79	2.75%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

September 30, 2017 (Unaudited)

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. Five of the six Trustees were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Bayview Asset Management, LLC
•	Boussard & Gavaudan Investment Management, LLP
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	D. E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	FT AlphaParity, LLC (until June 23, 2017)
•	Good Hill Partners LP
•	GS Investment Strategies, LLC
•	GSA Capital Partners LLP (effective May 26, 2017)
•	H2O AM LLP (effective June 7, 2017)
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Magnetar Asset Management LLC (effective June 23, 2017)
•	Nephila Capital, Ltd.
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

Non-Discretionary Sub-Advisers:

•	Gracian Capital LLC (effective May 26, 2017)

Compensation for Trustees

Each of the Independent Trustees are paid by the Trust $72,000 per fiscal year in aggregate for their services to the Trust, and the Chairpersons of the Board and the Audit Committee are each paid by the Trust an additional $3,000 per fiscal year. Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) due to his employment by Envestnet, Inc., which conducts business with certain intermediaries of the Fund and may conduct business with the Investment Adviser and its affiliates in the future) is paid $57,000 per fiscal year. The Trust also pays for the Trustees’ travel expenses related to Board meetings, continuing education and conferences. The Trustees do not receive any pension or retirement benefits from the Fund.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2017 (Unaudited)

Form N-Q Filings

The Fund files a complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2017 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on May 16-17, 2017 and August 15-16, 2017, the Board, including all of the Independent Trustees, considered and unanimously approved investment sub-advisory agreements for the Fund (“New Sub-Advisory Agreements” and “Continued Sub-Advisory Agreements,” together the “Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

Continued Sub-Advisory Agreements (approved at May meeting)

•	Caspian Capital LP
•	Good Hill Partners LP
•	Nephila Capital, Ltd
•	Two Sigma Advisers, LP

New Sub-Advisory Agreements (approved at May meeting)

•	Gracian Capital LLC (as a non-discretionary Sub-Adviser)
•	H2O AM LLP
•	Magnetar Asset Management LLC

Continued Sub-Advisory Agreements (approved at August meeting)

•	Bayview Asset Management, LLC
•	D. E. Shaw Investment Management, L.L.C
•	Emso Asset Management Limited
•	GS Investment Strategies, LLC
•	IPM Informed Portfolio Management AB

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. The Board noted that BAIA and the Fund would rely on an exemptive order from the SEC that permitted the Fund to add or replace discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and certain other conditions are met.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2017 (Unaudited)

Before the meetings, the Board received materials prepared by independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements. The Board had requested and received materials prepared by BAIA relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; performance and positioning; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution, and allocation, and compliance; and a summary of the key terms of the Sub-Advisory Agreements; (2) a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure. The Board also received for each of Caspian Capital LP (“Caspian”), Good Hill Partners LP (“Good Hill”), and Two Sigma Advisers, LP (“Two Sigma”) a Sub-Adviser Tear Sheet which covered in greater detail each Sub-Adviser’s performance, returns, and investment exposure. The information the Board received for H2O AM LLP (“H2O”) also included a Manager Investment Review, which covered, in greater detail, the Sub-Adviser’s investment thesis, organizational history and ownership, personnel, peer group analysis, risk review, and business financial evaluation. Before the meetings, the Board received each Sub-Adviser’s responses to Information Requests under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) material business dealings with Blackstone and the Fund’s service providers; (iii) the Sub-Adviser’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters.

The Sub-Advisory Agreement with Magnetar Asset Management LLC (“Magnetar”) was initially approved by the Board at the May 2016 meeting, was reconsidered at the May 2017 meeting, and was executed in June 2017. With respect to that Sub-Advisory Agreement, the Board received, among other things, information about the changes since the May 2016 meeting, as well as copies of the information reviewed in connection with that approval.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders. In the case of the Amended and Restated Sub-Advisory Agreements, the Board also took into account its most recent consideration and approval of the agreements with those Sub-Advisers, and the fact that the proposed changes to the agreements were not expected to result in any change in the nature, extent or quality of the services provided to the Fund.

Following this discussion, the Board, including all of the Independent Trustees, determined to approve all of the Sub-Advisory Agreements on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise and strengths; (3) percentage of assets that are or potentially would be allocated to the Sub-Adviser; (4) investment return on the assets that are managed by the Sub-Adviser and related investment risks; (5) the Sub-Adviser’s experience and performance as a hedge fund manager, where applicable, and the extent to which the Sub-Adviser’s strategy for the Fund overlapped or would overlap with its hedge fund strategy; (6) where applicable, the Sub-Adviser’s experience and performance as a sub-adviser to the Fund; and (7) the experience and depth of the Sub-Adviser’s portfolio management team managing hedge fund and other products and its ability to manage risk. The Board

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2017 (Unaudited)

concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: each Sub-Adviser’s sub-advisory fee (proposed sub-advisory fee in the case of Gracian Capital LLC, H2O AM LLP, and Magnetar) for managing the allocated Fund assets, including any breakpoints, each Sub-Adviser’s resources devoted or that would be devoted to the Fund; and each Sub-Advisers response, if any, to inquiries regarding profitability to the Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or would devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser, other than Gracian, charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining or hiring the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fees that BAIA pays the sub-advisers based on allocations of Fund assets among the sub-advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in place for certain Sub-Advisers, including certain breakpoints in the sub-advisory fees payable to certain Sub-Advisers which are based on the amount of allocated assets of the Fund (together with other Blackstone allocations). The Board further noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that, although not directly related to the sub-advisory fees payable to each Sub-Adviser, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers. Where applicable, the Board considered information about the year-to-date, 2016, and inception-to-date investment return of the Fund’s assets that are managed by each Sub-Adviser (net of trading expenses but gross of investment management fees and fund operating expenses), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, such Sub-Adviser’s hedge fund strategy. In addition, for Sub-Advisers currently engaged by BAIA, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index and, for certain Sub-Advisers, such Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a measure of volatility), Sharpe ratio, beta statistics, and alpha statistics.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2017 (Unaudited)

On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the Sub-Advisers currently engaged by BAIA was generally satisfactory and that each of the Sub-Advisers was capable of reasonable investment performance to the Fund.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser may receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to Fund shareholders. The Board noted that each Sub-Adviser benefited from its relationship with BAIA/BAAM. The Board concluded that any other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of the Sub-Advisory Agreements. After discussion, the Board concluded that the terms of the Sub-Advisory Agreements were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Advisory Agreement in the future.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had determined that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of the federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval of the Sub-Advisory Agreements on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was also assisted by the advice of independent legal counsel in making these determinations.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev May, 2016

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎    Social Security number and income

∎    Assets and investment experience

∎    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎    open an account or give us your income information

∎    provide employment information or give us your contact information

∎    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎    sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎    affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.blackstone.com/bamsf. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 22, 2017

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	November 22, 2017